UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

_____________________________________________

UBS Series Funds

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

UBS Liquid Assets Government Fund

Annual Report  |  April 30, 2021

UBS Liquid Assets Government Fund

June 10, 2021

Dear Shareholder,

We present you with the annual report for UBS Liquid Assets Government Fund (the “Fund”) for the 12 months ended April 30, 2021 (the “reporting period”).

Performance

The US Federal Reserve maintained the federal funds rate in a range between 0.00% and 0.25% during the 12-months ended April 30, 2021. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) As a result, the yields on a number of short-term investments remained low. Against this backdrop, the Fund’s yield declined during the reporting period.

The seven-day current yield for the Fund as of April 30, 2021 was 0.06% compared to 0.39% on April 30, 2020 (after fee waivers.). (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on pages 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The COVID-19 pandemic triggered a severe economic contraction, followed by a rebound as the reporting period progressed. In the US, the US Commerce Department reported that gross domestic product (“GDP”) declined at a 31.4% seasonally adjusted annualized rate during the second quarter of 2020—the steepest quarterly decline on record. With parts of the economy reopening, third quarter annualized GDP growth was 33.4%, the largest quarterly increase on record. The economy continued to expand, as fourth quarter annualized GDP growth was 4.3%. Finally, according to the Commerce Department’s initial estimate, first quarter 2021 annualized GDP growth was 6.4%.

Q.	How did the Federal Reserve (“Fed”) react to the economic environment?
A.

The Fed maintained its highly accommodative monetary policy, as the central bank kept the federal funds rate in a range between 0.00% and 0.25%. At its meeting in September 2020, the Fed indicated that rates could stay anchored near zero through 2023. While inflation edged higher later in the period, in March 2021 Fed Chairman Jerome Powell said, “Long term, we think that the inflation dynamics we’ve seen around the world for a quarter of a century are essentially intact… and we think those dynamics haven’t gone away overnight and won’t.” At a press conference after the Fed’s April 2021 meeting, Chair Powell said, “Readings on inflation have increased and are likely to rise somewhat further before moderating… we are also likely to see upward pressure on prices from the rebound in spending as the economy continues to reopen, particularly if supply bottlenecks limit how quickly production can respond in the near term. However, these one-time increases in prices are likely to have only transitory effects on inflation.”

Q.	How did you position the Fund over the fiscal year?
A.

We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Fund had a WAM of 48 days. At the end of the period on April 30, 2021, the Fund’s WAM was 47 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification over the period, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid.

UBS Liquid Assets Government Fund

Investment goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

February 14, 2000

Dividend payments:

Monthly

1

UBS Liquid Assets Government Fund

Q.	What types of securities did you emphasize over the period?
A.

Several adjustments were made to the Fund’s sector positioning during the 12-month period. We decreased the Fund’s exposures to US government agency obligations and repurchase agreements backed by those securities. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.). In contrast, we meaningfully increased the Fund’s exposure to direct US Treasury obligations.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

With the rollout of the COVID-19 vaccines, we anticipate a return to more normal economic activity as the year progresses. However, the path could be uneven due to new virus strains. We expect the Fed to remain highly accommodative and, while inflation could edge higher, it should be generally well contained overall. In this environment, we anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS Liquid Assets Government Fund

Managing Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—UBS Series Fund

UBS Liquid Assets Government Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—UBS Series Fund

UBS Liquid Assets Government Fund

Managing Director

UBS Asset Management

(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12-month period ended April 30, 2021. The views and opinions in the letter were current as of June 10, 2021. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Liquid Assets Government Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2020 to April 30, 2021.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any program fees (e.g., ACCESSSM program fees, Resource Management Account® (RMA®) program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value November 1, 2020	Ending account value[1] April 30, 2021	Expenses paid during period[2] 11/01/20 to 04/30/21	Expense ratio during the period

Actual	$1,000.00	$1,000.30	$0.15	0.03%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.65	0.15	0.03

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

3

UBS Liquid Assets Government Fund

Yields and characteristics at a glance—April 30, 2021 (unaudited)

Yields and Characteristics
Seven-Day current yield after fee waivers and/or expense reimbursements[1]	0.06%
Seven-Day effective yield after fee waivers and/or expense reimbursements[1]	0.06
Seven-Day current yield before fee waivers and/or expense reimbursements[1]	0.03
Seven-Day effective yield before fee waivers and/or expense reimbursements[1]	0.03
Weighted average maturity[2]	47 days

Portfolio composition[3]
U.S. Treasury obligations	48.1%
U.S. government agency obligations	36.3
Repurchase agreements	16.5
Liabilities in excess of other assets	(0.9)
Total	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in UBS Liquid Assets Government Fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund cannot guarantee it will do so. An investment in UBS Liquid Assets Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Liquid Assets Government Fund’s sponsor has no legal obligation to provide financial support to UBS Liquid Assets Government Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Liquid Assets Government Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

4

UBS Liquid Assets Government Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
U.S. government agency obligations—36.3%
Federal Farm Credit Bank
SOFR + 0.035%, 0.045%, due 05/01/21[1]	$5,000,000	$5,000,000
SOFR + 0.040%, 0.050%, due 05/01/21[1]	4,000,000	4,000,000
0.060%, due 02/10/22	5,000,000	4,999,599
SOFR + 0.050%, 0.060%, due 05/01/21[1]	2,500,000	2,500,000
SOFR + 0.055%, 0.065%, due 05/01/21[1]	1,500,000	1,500,000
SOFR + 0.060%, 0.070%, due 05/01/21[1]	1,000,000	1,000,000
0.090%, due 08/18/21[2]	11,000,000	10,997,058
0.100%, due 10/08/21	5,000,000	4,999,423
0.110%, due 06/30/21[2]	12,000,000	11,997,873
0.120%, due 05/20/21[2]	9,000,000	8,999,490
SOFR + 0.110%, 0.120%, due 05/01/21[1]	4,000,000	4,000,000
0.150%, due 05/26/21	4,438,000	4,437,980
Federal Home Loan Bank 0.014%, due 06/23/21[2]	15,000,000	14,999,702
0.015%, due 06/16/21[2]	5,000,000	4,999,908
0.016%, due 06/18/21[2]	10,000,000	9,999,796
0.018%, due 07/09/21[2]	10,000,000	9,999,665
0.018%, due 07/16/21[2]	10,000,000	9,999,630
0.020%, due 06/22/21	10,000,000	9,999,994
0.020%, due 06/28/21	15,000,000	14,999,932
0.020%, due 07/12/21[2]	10,000,000	9,999,611
0.020%, due 07/28/21[2]	10,000,000	9,999,522
SOFR + 0.010%, 0.020%, due 05/03/21[1]	30,000,000	30,000,000
0.025%, due 06/16/21[2]	12,000,000	11,999,633
0.025%, due 08/19/21	11,000,000	10,999,904
SOFR + 0.015%, 0.025%, due 05/03/21[1]	20,000,000	20,000,000
SOFR + 0.020%, 0.030%, due 05/03/21[1]	10,000,000	10,000,000
0.034%, due 05/21/21[2]	5,000,000	4,999,915
0.039%, due 05/12/21[2]	15,000,000	14,999,854
0.040%, due 09/29/21	10,000,000	9,999,860
0.050%, due 06/28/21	2,000,000	2,000,008
0.059%, due 05/05/21[2]	15,000,000	14,999,951
0.060%, due 09/08/21[2]	12,000,000	11,997,440
SOFR + 0.050%, 0.060%, due 05/03/21[1]	7,000,000	7,000,000
SOFR + 0.060%, 0.070%, due 05/03/21[1]	3,000,000	3,000,000
0.090%, due 06/18/21[2]	3,000,000	2,999,655
SOFR + 0.090%, 0.100%, due 05/03/21[1]	3,000,000	3,000,000
0.104%, due 05/14/21[2]	5,000,000	4,999,841
0.115%, due 07/16/21	7,000,000	6,999,912
0.125%, due 08/16/21	10,000,000	9,999,666
SOFR + 0.150%, 0.160%, due 05/03/21[1]	6,500,000	6,500,000
0.185%, due 05/26/21[2]	5,000,000	4,999,409
0.185%, due 06/24/21[2]	5,000,000	4,998,664

	Face amount	Value
US government and agency obligations—(concluded)
Federal Home Loan Mortgage Corp.
SOFR + 0.095%, 0.105%, due 05/01/21[1]	$5,000,000	$5,000,000
SOFR + 0.100%, 0.110%, due 05/01/21[1]	13,000,000	13,000,000
SOFR + 0.190%, 0.200%, due 05/01/21[1]	6,000,000	6,000,000
Federal National Mortgage Association
SOFR + 0.130%, 0.140%, due 05/01/21[1]	6,000,000	6,000,032
SOFR + 0.180%, 0.190%, due 05/01/21[1]	6,000,000	6,000,000
SOFR + 0.200%, 0.210%, due 05/01/21[1]	7,500,000	7,500,000
Total U.S. government agency obligations (cost—$399,422,927)		399,422,927

U.S. Treasury obligations—48.1%
U.S. Cash Management Bills 0.021%, due 08/31/21[2]	10,000,000	9,999,306
0.025%, due 08/17/21[2]	8,000,000	7,999,411
0.029%, due 07/27/21[2]	10,000,000	9,999,320
0.030%, due 08/03/21[2]	9,000,000	8,999,310
0.054%, due 07/13/21[2]	19,000,000	18,998,038
0.061%, due 06/29/21[2]	20,250,000	20,247,858
0.069%, due 06/22/21[2]	18,000,000	17,998,444
0.081%, due 07/06/21[2]	12,000,000	11,998,293
U.S. Treasury Bills 0.034%, due 06/10/21[2]	30,000,000	29,999,034
0.034%, due 10/07/21[2]	9,000,000	8,998,685
0.036%, due 10/28/21[2]	12,000,000	11,997,923
0.041%, due 10/14/21[2]	9,000,000	8,998,360
0.041%, due 10/21/21[2]	13,000,000	12,997,530
0.050%, due 05/27/21[2]	27,000,000	26,999,263
0.052%, due 06/03/21[2]	23,000,000	22,999,019
0.053%, due 09/16/21[2]	10,000,000	9,998,017
0.058%, due 09/09/21[2]	10,000,000	9,997,957
0.062%, due 05/11/21[2]	16,000,000	15,999,791
0.066%, due 06/08/21[2]	14,000,000	13,999,100
0.068%, due 07/15/21[2]	17,000,000	16,998,167
0.071%, due 07/22/21[2]	19,000,000	18,997,433
0.071%, due 07/29/21[2]	25,000,000	24,995,927
0.072%, due 05/25/21[2]	19,000,000	18,999,392
0.072%, due 06/17/21[2]	19,000,000	18,998,419
0.079%, due 05/18/21[2]	17,000,000	16,999,630
0.083%, due 05/20/21[2]	30,000,000	29,998,931
0.087%, due 05/13/21[2]	26,000,000	25,999,464
0.089%, due 06/15/21[2]	8,000,000	7,999,159
0.089%, due 07/08/21[2]	8,000,000	7,998,709
0.090%, due 05/04/21[2]	16,000,000	15,999,961
0.092%, due 05/06/21[2]	26,000,000	25,999,818
0.096%, due 06/01/21[2]	10,000,000	9,999,235
U.S. Treasury Notes
3 mo. Treasury money market yield + 0.300%, 0.320%, due 05/01/21[1]	2,500,000	2,500,724
1.875%, due 01/31/22	5,000,000	5,068,014

5

UBS Liquid Assets Government Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
U.S. Treasury obligations—(concluded)
1.875%, due 02/28/22	$2,000,000	$2,030,128
Total U.S. Treasury obligations (cost—$528,807,770)		528,807,770

Repurchase agreements—16.5%
Repurchase agreement dated 04/30/21 with Fixed Income Clearing Corp., 0.005% due 05/03/21, collateralized by $126,800 U.S. Treasury Note, 2.250% due 08/15/27; (value—$135,704); proceeds: $133,000	133,000	133,000
Repurchase agreement dated 04/30/21 with Goldman Sachs & Co., 0.010% due 05/03/21, collateralized by $10,824,362 U.S. Treasury Bond Principal STRIPS, zero coupon due 11/15/31 to 05/15/43; (value—$6,630,000); proceeds: $6,500,005	6,500,000	6,500,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/21 with MUFG Securities Americas Inc., 0.005% due 05/03/21, collateralized by $82,449,172 Federal Home Loan Mortgage Corp. obligations, 2.000% to 3.500% due 08/25/31 to 01/15/55, $24,064,600 Federal National Mortgage Association obligations, 3.500% to 4.500% due 01/25/41 to 02/25/49 and $57,877,334 Government National Mortgage Association obligations, 1.500% to 3.500% due 05/20/39 to 03/20/51; (value—$178,500,000); proceeds: $175,000,073	$175,000,000	$175,000,000
Total repurchase agreements (cost—$181,633,000)		181,633,000
Total investments (cost—$1,109,863,697 which approximates cost for federal income tax purposes)—100.9%		1,109,863,697

Liabilities in excess of other assets—(0.9)%		(10,014,792)
Net assets—100.0%		$1,099,848,905

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$399,422,927	$—	$399,422,927
U.S. Treasury obligations	—	528,807,770	—	528,807,770
Repurchase agreements	—	181,633,000	—	181,633,000
Total	$—	$1,109,863,697	$—	$1,109,863,697

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronyms

SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

6

UBS Liquid Assets Government Fund

Statement of assets and liabilities

April 30, 2021

Assets:
Investments, at value (cost—$928,230,697)	$928,230,697
Repurchase agreements, at value (cost—$181,633,000)	181,633,000
Total investments in securities, at value (cost—$1,109,863,697)	1,109,863,697
Cash	307,328
Receivable for interest	58,576
Other assets	30,042
Total assets	1,110,259,643

Liabilities:
Payable for investments purchased	10,249,302
Dividends payable to shareholders	43,117
Accrued expenses and other liabilities	118,319
Total liabilities	10,410,738

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$1,099,850,647
Distributable earnings (losses)	(1,742)
Net assets	$1,099,848,905
Shares outstanding	1,099,847,085
Net asset value per share	$1.00

See accompanying notes to financial statements.

7

UBS Liquid Assets Government Fund

Statement of operations

For the year ended April 30, 2021
Investment income:
Interest	1,821,357
Expenses:
Investment advisory and administration fees	316,171
Transfer agency fees	70,436
Custody and fund accounting fees	61,358
Trustees fees	20,401
Professional services fees	62,588
Printing and shareholder report fees	42,965
Federal and state registration fees	61,366
Insurance expense	13,769
Other expenses	60,700
Total expenses	709,754
Fee waivers by investment advisor and administrator	(316,171)
Net expenses	393,583
Net investment income (loss)	1,427,774
Net increase (decrease) in net assets resulting from operations	$1,427,774

See accompanying notes to financial statements.

8

UBS Liquid Assets Government Fund

Statement of changes in net assets

	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$1,427,774	$30,954,423
Net realized gain (loss)	—	32,620
Net increase (decrease) in net assets resulting from operations	1,427,774	30,987,043
Total distributions	(1,460,394)	(30,958,829)
Net increase (decrease) in net assets from beneficial interest transactions	86,901,359	(1,221,689,145)
Net increase (decrease) in net assets	86,868,739	(1,221,660,931)
Net assets:

Beginning of year	1,012,980,166	2,234,641,097
End of year	$1,099,848,905	$1,012,980,166

See accompanying notes to financial statements.

9

UBS Liquid Assets Government Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.001	0.017	0.022	0.011	0.004
Net realized gain (loss)	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.001	0.017	0.022	0.011	0.004
Dividends from net investment income	(0.001)	(0.017)	(0.022)	(0.011)	(0.004)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.15%	1.75%	2.16%	1.14%	0.42%
Ratios to average net assets:
Expenses before fee waivers	0.07%	0.07%	0.08%	0.10%	0.11%
Expenses after fee waivers	0.04%	0.04%	0.03%	0.05%	0.05%
Net investment income (loss)	0.14%	1.90%	2.20%	1.13%	0.45%
Supplemental data:
Net assets, end of year (000’s)	$1,099,849	$1,012,980	$2,234,641	$1,099,902	$1,275,587

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

See accompanying notes to financial statements.

10

UBS Liquid Assets Government Fund

Notes to financial statements

Organization and significant accounting policies

UBS Liquid Assets Government Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the implications, if any, of the additional requirements and the impact on the Fund’s financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Fund values its investments at amortized cost unless the Fund’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

11

UBS Liquid Assets Government Fund

Notes to financial statements

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Constant net asset value per share—The Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Fund has adopted a policy to operate as a “government money market fund” and as such the Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, the Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or the Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

12

UBS Liquid Assets Government Fund

Notes to financial statements

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Fund’s performance or NAV. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30 , 2023, with the remainder of LIBOR publications to still end at the end of 2021.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS AM or an affiliate, the fee will be limited to reimbursement of UBS AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS AM has advised the Fund that for the period ended April 30, 2021 its direct advisory/administrative costs and expenses approximate an annual rate of 0.03% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS AM by the Fund.

For the period ended April 30, 2021, UBS AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

13

UBS Liquid Assets Government Fund

Notes to financial statements

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being deemed an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended April 30, 2021, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $11,990,597. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
	2021	2020
Shares sold	5,318,400,802	11,478,352,668
Shares repurchased	(5,233,319,145)	(12,732,775,243)
Dividends reinvested	1,819,702	32,733,430
Net increase (decrease) in shares outstanding	86,901,359	(1,221,689,145)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2021 and April 30, 2020 was ordinary income in the amount of $1,460,394 and $30,958,829, respectively.

At April 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
$41,375	$—	$—	$—	$(43,117)	$(1,742)

Net capital losses recognized by a Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2021, the Fund had no capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2021, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2021, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2021, remains subject to examination by the Internal Revenue Service and state taxing authorities.

14

UBS Liquid Assets Government Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of UBS Liquid Assets Government Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of UBS Liquid Assets Government Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), including the portfolio of investments, as of April 30, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2021

15

UBS Liquid Assets Government Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Fund makes portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $1,427,420 of ordinary income distributions paid as qualified interest income for the fiscal year ended April 30, 2021.

16

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 79 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 8 investment companies (consisting of 48 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

17

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 80 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee) and the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 74 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 81 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice- president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).
Heather R. Higgins; 61 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

18

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 53	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM— Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 42	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of fund accounting—US (previously named product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 43	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until March 2020), and portfolio manager (since 2015) at UBS AM— Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 64	Vice President	Since 1999	Mr. Gerry is a managing director and head of municipal strategy of UBS AM—Americas region (prior to which he was co-head of municipal investments (from 2017 until June 2020; head from 2001 to 2017)). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 57	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal fixed income team (since June 2020; formerly co-head from 2017 until June 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 63	Vice President and Assistant Secretary	Since 2004 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and senior legal counsel (since 2019) (prior to which he was Interim Head of Asia Pacific Legal (March 2020-March 2021), Interim Head of Compliance and Operational Risk Control (from June 2019 through September 2019) and general counsel of UBS AM—Americas region (from 2004-March 2019)). He has been secretary of UBS AM— Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[2]; 53	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of fund accounting—US (since November 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 through October 2020) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM— Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.

19

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Igor Lasun[2]; 42	President	Since 2018	Mr. Lasun is a managing director (since March 2021) (prior to which he was an executive director (from 2018 until February 2021)) and head of fund development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 6 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 43	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[4]; 61	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 10 investment companies (consisting of 62 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 47	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 55	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 36	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since 2017) and also with UBS AM— Americas region since 2015. Mr. Stacey is a vice president and assistant secretary of 6 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 37	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 59	Vice President and Secretary	Since 1998 (Vice President) and since 2019 (Secretary)	Mr. Weller is an executive director (since 2005) and deputy general counsel (since 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
[4]	This person’s business address is 787 Seventh Avenue, New York, New York 10019.

20

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2021. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S131

Limited Purpose Cash Investment Fund

Annual Report  |  April 30, 2021

Limited Purpose Cash Investment Fund

June 10, 2021

Dear Shareholder,

We present you with the annual report for Limited Purpose Cash Investment Fund (the “Fund”) for the 12 months ended April 30, 2021 (the “reporting period”).

Performance

The US Federal Reserve maintained the federal funds rate in a range between 0.00% and 0.25% during the 12-months ended April 30, 2021. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) As a result, the yields on a number of short-term investments remained low. Against this backdrop, the Fund’s yield declined during the reporting period.

The seven-day current yield for the Fund as of April 30, 2021 was 0.01%, versus 0.50% on April 30, 2020 (after fee waivers/expense reimbursements).

(For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The COVID-19 pandemic triggered a severe economic contraction, followed by a rebound as the reporting period progressed. In the US, the US Commerce Department reported that gross domestic product (“GDP”) declined at a 31.4% seasonally adjusted annualized rate during the second quarter of 2020—the steepest quarterly decline on record. With parts of the economy reopening, third quarter annualized GDP growth was 33.4%, the largest quarterly increase on record. The economy continued to expand, as fourth quarter annualized GDP growth was 4.3%. Finally, according to the Commerce Department’s initial estimate, first quarter 2021 annualized GDP growth was 6.4%.

Q.	How did the Federal Reserve (“Fed”) react to the economic environment?
A.

The Fed maintained its highly accommodative monetary policy, as the central bank kept the federal funds rate in a range between 0.00% and 0.25%. At its meeting in September 2020, the Fed indicated that rates could stay anchored near zero through 2023. While inflation edged higher later in the period, in March 2021 Fed Chairman Jerome Powell said, “Long term, we think that the inflation dynamics we’ve seen around the world for a quarter of a century are essentially intact…and we think those dynamics haven’t gone away overnight and won’t.” At a press conference after the Fed’s April 2021 meeting, Chair Powell said, “Readings on inflation have increased and are likely to rise somewhat further before moderating…we are also likely to see upward pressure on prices from the rebound in spending as the economy continues to reopen, particularly if supply bottlenecks limit how quickly production can respond in the near term. However, these one-time increases in prices are likely to have only transitory effects on inflation.”

Q.	How did you position the Fund over the reporting period?
A.

We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—during the reporting period. The Fund’s weighted average maturity (WAM) was 52 days when the reporting period began. At period end on April 30, 2021, it was 45 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest heavily in US government securities and agency securities.

Limited Purpose Cash Investment Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

April 11, 2017

Dividend payments:

Monthly

Limited Purpose Cash Investment Fund

Q.	What types of securities did the Fund emphasize?
A.

At the security level, we increased the Fund’s exposure to direct US Treasury obligations and modestly added to its allocation to US government agency obligations. In contrast, we reduced the Fund’s exposure to repurchase agreements backed by those securities. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Funds over the coming months?
A.

With the rollout of the COVID-19 vaccines, we anticipate a return to more normal economic activity as the year progresses. However, the path could be uneven due to new virus strains. We expect the Fed to remain highly accommodative and, while inflation could edge higher, it should be generally well contained overall. In this environment, we anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds Limited Purpose Cash Investment Fund Managing Director UBS Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager—UBS Series Funds Limited Purpose Cash Investment Fund Managing Director UBS Asset Management (Americas) Inc.

David J. Walczak Portfolio Manager—UBS Series Funds Limited Purpose Cash Investment Fund Executive Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12-month period ended April 30, 2021. The views and opinions in the letter were current as of June 10, 2021. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

Limited Purpose Cash Investment Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2020 to April 30, 2021.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2020	Ending account value April 30, 2021[1]	Expenses paid during period 11/01/20 to 04/30/21[2]	Expense ratio during the period

Limited Purpose Cash Investment Fund
Actual	$1,000.00	$1,000.20	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.55	0.25	0.05

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Limited Purpose Cash Investment Fund

Yields and characteristics at a glance—April 30, 2021 (unaudited)

Yields and Characteristics
Seven-Day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-Day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-Day current yield before fee waivers and/or expense reimbursements[1]	(0.08)
Seven-Day effective yield before fee waivers and/or expense reimbursements[1]	(0.08)
Weighted average maturity[2]	45 days

Portfolio composition[3]
U.S. Treasury obligations	61.5%
Repurchase agreements	30.9
U.S. government agency obligations	8.5
Liabilities in excess of other assets	(0.9)
Total	100.0%

You could lose money by investing in Limited Purpose Cash Investment Fund. Because the price of shares of Limited Purpose Cash Investment Fund will fluctuate, when you sell your shares in the fund, your shares may be worth more or less than what you originally paid for them. Limited Purpose Cash Investment Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if Limited Purpose Cash Investment Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in Limited Purpose Cash Investment Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Limited Purpose Cash Investment Fund’s sponsor has no legal obligation to provide financial support to Limited Purpose Cash Investment Fund, and you should not expect that the fund’s sponsor will provide financial support to Limited Purpose Cash Investment Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s Portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Portfolio’s net assets as of the date indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

Limited Purpose Cash Investment Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
U.S. government agency obligations—8.5%
Federal Home Loan Bank 0.015%, due 08/09/21[1]	$50,000,000	$49,997,014
0.018%, due 07/09/21[1]	30,000,000	29,999,442
0.020%, due 06/22/21[1]	30,000,000	29,996,909
0.020%, due 06/28/21[1]	30,000,000	29,997,018
0.034%, due 05/21/21[1]	30,000,000	30,000,000
0.039%, due 05/12/21[1]	30,000,000	30,000,000
0.050%, due 06/28/21[1]	22,000,000	21,997,193
0.086%, due 06/30/21[1]	25,000,000	25,000,000
0.094%, due 06/30/21[1]	25,000,000	25,000,000
Total U.S. government agency obligations (cost—$271,990,153)		271,987,576

U.S. Treasury obligations—61.5%
U.S. Cash Management Bill 0.021%, due 08/31/21[1]	29,000,000	28,996,166
0.023%, due 08/10/21[1]	30,000,000	29,999,340
0.025%, due 08/17/21[1]	22,000,000	21,999,255
0.025%, due 08/24/21[1]	26,000,000	25,997,960
0.029%, due 07/27/21[1]	28,000,000	27,999,008
0.030%, due 08/03/21[1]	23,000,000	22,999,530
0.048%, due 07/20/21[1]	53,000,000	52,999,082
0.050%, due 07/13/21[1]	121,000,000	120,998,091
0.060%, due 07/06/21[1]	99,000,000	98,998,592
0.072%, due 06/17/21[1]	56,000,000	55,999,300
U.S. Treasury Bills 0.020%, due 07/01/21[1]	28,000,000	27,999,312
0.034%, due 06/10/21[1]	87,000,000	86,999,081
0.034%, due 10/07/21[1]	25,000,000	24,997,820
0.036%, due 10/28/21[1]	34,000,000	33,994,957
0.041%, due 09/30/21[1]	28,000,000	27,997,667
0.041%, due 10/14/21[1]	23,000,000	22,997,643
0.041%, due 10/21/21[1]	37,000,000	36,996,046
0.050%, due 05/27/21[1]	82,000,000	81,999,727
0.052%, due 06/03/21[1]	61,000,000	60,999,737
0.053%, due 09/16/21[1]	30,000,000	29,998,432
0.056%, due 06/08/21[1]	59,000,000	58,999,410
0.058%, due 09/09/21[1]	28,000,000	27,997,993
0.059%, due 05/20/21[1]	58,000,000	57,999,726
0.061%, due 06/29/21[1]	61,750,000	61,748,533
0.062%, due 05/11/21[1]	49,000,000	48,999,905
0.063%, due 05/18/21[1]	76,000,000	75,999,763
0.063%, due 07/22/21[1]	59,000,000	58,998,033
0.064%, due 06/01/21[1]	84,000,000	83,999,322
0.068%, due 07/15/21[1]	49,000,000	48,998,758
0.069%, due 06/22/21[1]	53,000,000	52,999,264
0.071%, due 07/29/21[1]	71,000,000	70,997,426
0.072%, due 05/25/21[1]	55,000,000	54,999,831
0.087%, due 05/13/21[1]	82,000,000	81,999,943
0.089%, due 05/06/21[1]	75,080,000	75,079,969
0.089%, due 06/15/21[1]	26,000,000	25,999,767
0.089%, due 07/08/21[1]	27,000,000	26,999,258
0.090%, due 05/04/21[1]	53,000,000	52,999,996
U.S. Treasury Notes 1.375%, due 05/31/21	35,000,000	35,035,935
1.625%, due 06/30/21	35,000,000	35,088,299
1.875%, due 01/31/22	14,000,000	14,190,313

	Face amount	Value
U.S. Treasury obligations—(concluded)
1.875%, due 02/28/22	$7,000,000	$7,104,727
Total U.S. Treasury obligations (cost—$1,979,099,661)		1,979,202,917

Repurchase agreements—30.9%
Repurchase agreement dated 04/30/21 with Fixed Income Clearing Corp., 0.005% due 05/03/21, collateralized by $428,163,200 U.S. Treasury Inflation Index Note, 0.125% due 01/15/22; (value—$507,960,100); proceeds: $498,000,208	498,000,000	498,000,000
Repurchase agreement dated 04/30/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.010% due 05/03/21, collateralized by $89,047,000 Federal Farm Credit Bank obligations, 2.710% to 5.250% due 04/21/28 to 04/06/45, $49,777,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 2.220% due 12/11/25 to 07/13/40, $7,250,000 Federal National Mortgage Association obligation, zero coupon due 03/17/31 and $575,397,052 U.S. Treasury Bonds STRIPs, zero coupon due 05/15/38 to 11/15/46; (value—$505,920,370); proceeds: $496,000,413	496,000,000	496,000,000
Total repurchase agreements (cost—$994,000,000)		994,000,000
Total investments (cost—$3,245,089,814 which approximates cost for federal income tax purposes)—100.9%		3,245,190,493

Liabilities in excess of other assets—(0.9)%		(28,641,637)
Net assets—100.0%		$3,216,548,856

Limited Purpose Cash Investment Fund

Portfolio of investments—April 30, 2021

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$271,987,576	$—	$271,987,576
U.S. Treasury obligations	—	1,979,202,917	—	1,979,202,917
Repurchase agreements	—	994,000,000	—	994,000,000
Total	$—	$3,245,190,493	$—	$3,245,190,493

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnote

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronyms:

STRIP        Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of assets and liabilities

April 30, 2021

Assets:
Investments, at value (cost—$2,251,089,814)	$2,251,190,493
Repurchase agreements, at value (cost —$994,000,000)	994,000,000
Total investments in securities, at value (cost—$3,245,089,814)	3,245,190,493
Cash	712,839
Receivable for interest	490,994
Total assets	3,246,394,326

Liabilities:
Payable for investments purchased	29,747,975
Dividends payable to shareholders	26,852
Payable to affiliate	70,643
Total liabilities	29,845,470
Net assets	$3,216,548,856

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$3,216,439,130
Distributable earnings (losses)	109,726
Net assets	$3,216,548,856
Shares outstanding	3,217,663,162
Net asset value per share	$0.9997

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of operations

For the year ended April 30, 2021
Investment income:
Interest	$5,937,130
Expenses:
Investment management and administration fees	3,680,595
Trustees fees	44,950
Total expenses	3,725,545
Fee waivers and/or expense reimbursements by investment manager and administrator	(1,973,051)
Net expenses	1,752,494
Net investment income (loss)	4,184,636
Net realized gain (loss)	9,047
Net change in unrealized appreciation (depreciation)	(3,109,073)
Net realized and unrealized gain (loss)	(3,100,026)
Net increase (decrease) in net assets resulting from operations	$1,084,610

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of changes in net assets

	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$4,184,636	$77,504,765
Net realized gain (loss)	9,047	461,517
Net change in unrealized appreciation (depreciation)	(3,109,073)	3,170,505
Net increase (decrease) in net assets resulting from operations	1,084,610	81,136,787
Total distributions	(4,646,194)	(77,504,765)
Net increase (decrease) in net assets from beneficial interest transactions	(89,517,864)	(623,525,497)
Net increase (decrease) in net assets	(93,079,448)	(619,893,475)
Net assets:

Beginning of year	3,309,628,304	3,929,521,779
End of year	$3,216,548,856	$3,309,628,304

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,				For the period from April 11, 2017[1] to April 30, 2017
	2021	2020	2019	2018
Net asset value, beginning of period	$1.0008	$0.9999	$0.9998	$1.0000	$1.0000
Net investment income (loss)	0.0014	0.0179	0.0209	0.0109	0.0004
Net realized and unrealized gain (loss)	(0.0010)	0.0009	0.0001	(0.0002)	0.0000 [2]
Net increase (decrease) from operations	0.0004	0.0188	0.0210	0.0107	0.0004
Dividends from net investment income	(0.0014)	(0.0179)	(0.0209)	(0.0109)	(0.0004)
Distributions from net realized gains	(0.0001)	—	—	—	—
Total dividends, distributions and return of capital	(0.0015)	(0.0179)	(0.0209)	(0.0109)	(0.0004)
Net asset value, end of period	$0.9997	$1.0008	$0.9999	$0.9998	$1.0000
Total investment return[3]	0.04%	1.89%	2.12%	1.07%	0.04%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.12%	0.12%	0.12%	0.12%	0.12%[4]
Expenses after fee waivers and/or expense reimbursements	0.06%	0.06%	0.06%	0.06%	0.06%[4]
Net investment income (loss)	0.13%	1.84%	2.04%	1.13%	0.72%[4]
Supplemental data:
Net assets, end of period (000’s)	$3,216,549	$3,309,628	$3,929,522	$7,090,380	$1,969,964

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Annualized.

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Notes to financial statements

Organization and significant accounting policies

Limited Purpose Cash Investment Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein. The Fund commenced operations on April 11, 2017.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of the Fund is calculated using market-based values, and the price of its shares fluctuate.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Floating net asset value per share fund—Consistent with Rule 2a-7, the Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

Limited Purpose Cash Investment Fund

Notes to financial statements

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund (“FNAV”), as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the fund’s offering document).

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate to temporarily restrict redemptions in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If the Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount a shareholder receives upon redemption of its shares. The Fund retains the liquidity fees for the benefit of remaining shareholders. For the period ended April 30, 2021, the Board of the Fund did not impose any liquidity fees and/or redemption gates.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks .

The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction

Limited Purpose Cash Investment Fund

Notes to financial statements

with a yield of zero in order to invest cash amounts remaining in its Fund at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. UBS AM’s contract fee for the advisory and administration services it provides to the Fund is 0.12% of the Fund’s average daily net assets. At April 30, 2021, UBS AM is owed $308,630 by the Fund, representing investment advisory and administration fees.

The Fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the Fund through August 31, 2021, do not exceed 0.06%. The fee waiver agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. For the period ended April 30, 2021, UBS AM waived $1,973,051 in investment advisory and administration fees; such amount is not subject to future recoupment. At April 30, 2021, UBS AM owed the Fund $237,987 in fee waivers.

In exchange for these fees, UBS AM has agreed to bear all of the Fund’s expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of the Fund’s average daily net assets. At April 30, 2021, UBS AM did not owe the Fund any additional reductions in management fees for independent trustees’ fees and expenses.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being deemed an interested trustee of the Fund. The Fund has been

Limited Purpose Cash Investment Fund

Notes to financial statements

informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the period ended April 30, 2021, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $29,975,905. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share has fluctuated, were as follows:

	For the year ended April 30, 2021		For the year ended April 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	18,106,168,778	$18,104,088,596	24,509,522,057	$24,516,493,262
Shares repurchased	(18,196,970,116)	(18,195,189,832)	(25,165,844,997)	(25,173,433,672)
Dividends reinvested	1,582,954	1,583,372	33,410,264	33,414,913
Net increase (decrease)	(89,218,384)	$(89,517,864)	(622,912,676)	$(623,525,497)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2021 and April 30, 2020, was ordinary income in the amount of $4,646,194 and $77,504,765, respectively.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation (depreciation) consisted of:

Gross unrealized appreciation	$114,425
Gross unrealized depreciation	(13,746)
Net unrealized appreciation (depreciation)	100,679

At April 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
$35,899	$—	$—	$100,679	$(26,852)	$109,726

Net capital losses recognized by a Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2021, the Fund had no capital loss carryforwards.

Limited Purpose Cash Investment Fund

Notes to financial statements

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2021, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2021 the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2021, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Limited Purpose Cash Investment Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Limited Purpose Cash Investment Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Limited Purpose Cash Investment Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), including the portfolio of investments, as of April 30 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period from April 11, 2017 (commencement of operations) through April 30, 2017, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended and for the period from April 11, 2017 (commencement of operations) through April 30, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2021

16

Limited Purpose Cash Investment Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http:// www.sec.gov. The Fund makes portfolio holdings information available to shareholders at the following internet address: www.lpcif.com. Investors also may find additional information about the Fund at www.lpcif.com.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $4,184,628 of ordinary income distributions paid as qualified interest income for the fiscal year ended April 30, 2021.

17

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s SEC Registration Statement—Part B, as amended, contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 79 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 8 investment companies (consisting of 48 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

18

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 80 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee) and the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 74 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 81 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice- president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).
Heather R. Higgins; 61 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

19

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 53	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM— Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 42	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of fund accounting—US (previously named product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 43	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until March 2020), and portfolio manager (since 2015) at UBS AM— Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 64	Vice President	Since 1999	Mr. Gerry is a managing director and head of municipal strategy of UBS AM—Americas region (prior to which he was co-head of municipal investments (from 2017 until June 2020; head from 2001 to 2017)). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 57	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal fixed income team (since June 2020; formerly co-head from 2017 until June 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 63	Vice President and Assistant Secretary	Since 2004 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and senior legal counsel (since 2019 to present) (prior to which he was Interim Head of Asia Pacific Legal (March 2020-March 2021), Interim Head of Compliance and Operational Risk Control (from June 2019 through September 2019) and general counsel of UBS AM—Americas region (from 2004-2019)). He has been secretary of UBS AM— Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[2]; 53	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of fund accounting—US (since November 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 through October 2020) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM— Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.

20

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Igor Lasun[2]; 42	President	Since 2018	Mr. Lasun is a managing director (since March 2021) (prior to which he was an executive director (from 2018 until February 2021)) and head of fund development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 6 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 43	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[4]; 61	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 10 investment companies (consisting of 62 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 47	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 55	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 36	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since 2017) and also with UBS AM— Americas region since 2015. Mr. Stacey is a vice president and assistant secretary of 6 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 37	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 59	Vice President and Secretary	Since 1998 (Vice President) and since 2019 (Secretary)	Mr. Weller is an executive director (since 2005) and deputy general counsel (since 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
[4]	This person’s business address is 787 Seventh Avenue, New York, New York 10019.

21

Trustees

Meyer Feldberg

CHAIRMAN

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Placement Agent

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an offering document.

© UBS 2021. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

UBS RMA Government Money Market Fund

Annual Report  |  April 30, 2021

UBS RMA Government Money Market Fund

June 10, 2021

Dear Shareholder,

We present you with the annual report for UBS RMA Government Money Market Fund for the 12 months ended April 30, 2021 (the “reporting period”).

Performance

The US Federal Reserve maintained the federal funds rate in a range between 0.00% and 0.25% during the 12-months ended April 30, 2021. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) As a result, the yields on a number of short-term investments remained low. Against this backdrop, the Fund’s yield declined during the reporting period.

The seven-day current yield for the Fund as of April 30, 2021 was 0.02%, versus 0.01% on April 30, 2020 (in both cases, after fee waivers/expense reimbursements). (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on pages 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The COVID-19 pandemic triggered a severe economic contraction, followed by a rebound as the reporting period progressed. In the US, the US Commerce Department reported that gross domestic product (“GDP”) declined at a 31.4% seasonally adjusted annualized rate during the second quarter of 2020—the steepest quarterly decline on record. With parts of the economy reopening, third quarter annualized GDP growth was 33.4%, the largest quarterly increase on record. The economy continued to expand, as fourth quarter annualized GDP growth was 4.3%. Finally, according to the Commerce Department’s initial estimate, first quarter 2021 annualized GDP growth was 6.4%.

Q.	How did the Federal Reserve (“Fed”) react to the economic environment?
A.

The Fed maintained its highly accommodative monetary policy, as the central bank kept the federal funds rate in a range between 0.00% and 0.25%. At its meeting in September 2020, the Fed indicated that rates could stay anchored near zero through 2023. While inflation edged higher later in the period, in March 2021 Fed Chairman Jerome Powell said, “Long term, we think that the inflation dynamics we’ve seen around the world for a quarter of a century are essentially intact…and we think those dynamics haven’t gone away overnight and won’t.” At a press conference after the Fed’s April 2021 meeting, Chair Powell said, “Readings on inflation have increased and are likely to rise somewhat further before moderating…we are also likely to see upward pressure on prices from the rebound in spending as the economy continues to reopen, particularly if supply bottlenecks limit how quickly production can respond in the near term. However, these one-time increases in prices are likely to have only transitory effects on inflation.”

Q.	How did you position the Fund over the reporting period?
A.

The Fund is a “feeder fund,” investing all of its assets in a “master fund,” namely Government Master Fund. We tactically adjusted Government Master Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—throughout the reporting period. The Fund’s WAM was 48 days when the reporting period began. At period end on April 30, 2021, it was 34 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest in US government securities, investing in numerous smaller positions with the goal of reducing risk and keeping the Fund highly liquid.

Q.	What types of securities did the Government Master Fund emphasize?
A.

Over the review period, we significantly increased the Master Fund’s exposure to direct US Treasury obligations. Conversely, we decreased its exposures to US government agency obligations and repurchase agreements backed

UBS RMA Government Money Market Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

June 24, 2016

Dividend payments:

Monthly

1

UBS RMA Government Money Market Fund

by government obligations. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.

With the rollout of the COVID-19 vaccines, we anticipate a return to more normal economic activity as the year progresses. However, the path could be uneven due to new virus strains. We expect the Fed to remain highly accommodative and, while inflation could edge higher, it should be generally well contained overall. In this environment, we anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS RMA Government Money Market Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—UBS Series Funds

UBS RMA Government Money Market Fund

Managing Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—UBS Series Funds

UBS RMA Government Money Market Fund

Executive Director

UBS Asset Management

(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12-month period ended April 30, 2021. The views and opinions in the letter were current as of June 10, 2021. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

2

UBS RMA Government Money Market Fund

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees (non-12b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2020 to April 30, 2021.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The examples do not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other program fees as these are external to the Fund and relate to those programs.

	Beginning account value November 1, 2020	Ending account value April 30, 2021[2]	Expenses paid during period 11/01/20 to 04/30/21[3]	Expense ratio during the period

Actual	$1,000.00	$1,000.10	$0.55	0.11%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.25	0.55	0.11

[1]	The expenses for the Fund reflect the expenses of the corresponding master fund in which it invests in addition to its own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

3

UBS RMA Government Money Market Fund

Yields and characteristics at a glance—April 30, 2021 (unaudited)

UBS RMA Government Money Market Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.02%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.02
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.08)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.11)
Weighted average maturity[2]	34 days

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

You could lose money by investing in UBS RMA Government Money Market Fund. Although the related money market master fund seeks to preserve the value of your investment so that the shares of UBS RMA Government Money Market Fund are at $1.00 per share, the related money market master fund cannot guarantee it will do so. An investment in UBS RMA Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS RMA Government Money Market Fund’s sponsor has no legal obligation to provide financial support to UBS RMA Government Money Market Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS RMA Government Money Market Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

4

UBS RMA Government Money Market Fund

Statement of assets and liabilities

April 30, 2021

Assets:
Investment in Government Master Fund (“Master Fund”), at value (cost—$1,282,141,064, which approximates cost for federal income tax purposes)	$1,282,141,064
Other assets	70,254
Total assets	1,282,211,318

Liabilities:
Dividends payable to shareholders	23,891
Payable to affiliate	91,781
Accrued expenses and other liabilities	319,325
Total liabilities	434,997

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 1,281,804,967 outstanding	$1,281,804,967
Distributable earnings (losses)	(28,646)
Net assets	$1,281,776,321
Net asset value per share	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

5

UBS RMA Government Money Market Fund

Statement of operations

For the year ended April 30, 2021
Investment income:
Interest income allocated from Master Fund	$1,483,009
Expenses allocated from Master Fund	(885,699)
Expense waiver allocated from Master Fund	13,595
Net investment income allocated from Master Fund	610,905
Expenses:
Administration fees	879,833
Service fees	2,214,178
Transfer agency and related services fees	969,875
Accounting fees	5,067
Trustees’ fees	21,802
Professional fees	42,238
Reports and notices to shareholders	14,081
State registration fees	112,029
Insurance fees	26,339
Other expenses	19,181
Total expenses	4,304,623
Fee waivers and/or expense reimbursements by administrator and distributor	(3,796,186)
Net expenses	508,437
Net investment income (loss)	102,468
Net realized gain (loss) allocated from Master Fund	18,193
Net increase (decrease) in net assets resulting from operations	$120,661

See accompanying notes to financial statements and the attached Master Trust financial statements.

6

UBS RMA Government Money Market Fund

Statement of changes in net assets

	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$102,468	$47,648,491
Net realized gain (loss) allocated from Master Fund	18,193	127,569
Net increase (decrease) in net assets resulting from operations	120,661	47,776,060
Total distributions	(155,297)	(47,788,292)
Net increase (decrease) in net assets from beneficial interest transactions	586,870,861	(4,214,421,961)
Net increase (decrease) in net assets	586,836,225	(4,214,434,193)
Net assets:

Beginning of year	694,940,096	4,909,374,289
End of year	$1,281,776,321	$694,940,096

See accompanying notes to financial statements and the attached Master Trust financial statements.

7

UBS RMA Government Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,				For the period from June 24, 2016[1] to April 30, 2017
	2021	2020	2019	2018
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [2]	0.013	0.017	0.007	0.001
Net realized gain (loss)	0.000 [2]	0.000 [2]	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase (decrease) from operations	0.000 [2]	0.013	0.017	0.007	0.001
Dividends from net investment income	(0.000)[2]	(0.013)	(0.017)	(0.007)	(0.001)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total dividends, distributions and return of capital	(0.000)[2]	(0.013)	(0.017)	(0.007)	(0.001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.02%	1.30%	1.70%	0.69%	0.07%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.59%	0.51%	0.49%	0.49%	0.48%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.16%	0.50%	0.49%	0.49%	0.41%[5]
Net investment income (loss)[4]	0.01%	1.65%	1.68%	0.67%	0.08%[5]
Supplemental data:
Net assets, end of year (000’s)	$1,281,776	$694,940	$4,909,374	$5,762,262	$8,216,903

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

8

UBS RMA Government Money Market Fund

Notes to financial statements

Organization and significant accounting policies

UBS RMA Government Money Market Fund (“RMA Government Fund” or the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

RMA Government Fund is a “feeder fund” that invests substantially all of its assets in a “master fund”—Government Master Fund (the “Master Fund”, a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder fund and its respective Master Fund have the same investment objectives. RMA Government Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund and the administrator for the Fund. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Fund. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of the Fund is directly affected by the performance of the Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of the Master Fund (14.53% at April 30, 2021).

All of the net investment income and realized and unrealized gains and losses from investment activities of the Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Fund, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund’s financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—The Fund records its investment in the Master Fund at fair value. Securities held by the Master Fund are valued as indicated in the Master Fund’s Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—RMA Government Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund and the Master Fund have adopted certain investment, portfolio valuation and dividend/

9

UBS RMA Government Money Market Fund

Notes to financial statements

distribution policies in an attempt to enable the Fund to do so. RMA Government Fund and the Master Fund have each adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 of the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) (either directly or through a related master portfolio). As a “government money market fund”, RMA Government Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, RMA Government Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Fund’s Board of Trustees (the “Board”) may elect to subject RMA Government Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as administrator to the Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, the Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Administration fee
RMA Government Fund	0.10%

At April 30, 2021, the Fund owed UBS AM for administrative services as follows:

Fund	Amount owed to UBS AM
RMA Government Fund	$94,469

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Fund’s shares. Under the shareholder services plan, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by the Fund, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Shareholder servicing fee
RMA Government Fund	0.25%

10

UBS RMA Government Money Market Fund

Notes to financial statements

At April 30, 2021, the Fund owed UBS AM—US for shareholder servicing fees as follows:

Fund	Amount owed to UBS AM—US
RMA Government Fund	$236,177

In addition, UBS AM—US may voluntarily undertake to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2021, and for the period ended April 30, 2021, UBS AM—US owed and voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM—US	Amount waived by UBS AM—US
RMA Government Fund	$238,865	$3,796,186

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and was compensated for these services by BNY Mellon, not the Fund. For the period ended April 30, 2021, UBS Financial Services Inc. received from BNY Mellon, not the Fund, total delegated services fees as follows:

RMA Government Fund	$478,016

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

RMA Government Money Market Fund

	For the years ended April 30,
	2021	2020
Shares sold	22,002,365,227	42,606,715,503
Shares repurchased	(21,415,619,452)	(46,870,396,622)
Dividends reinvested	125,086	49,259,158
Net increase (decrease) in shares outstanding	586,870,861	(4,214,421,961)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2021 and April 30, 2020 was ordinary income in the amount of $155,297 and $47,788,292 respectively.

At April 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
$34,486	$—	$—	$—	$(63,132)	$(28,646)

11

UBS RMA Government Money Market Fund

Notes to financial statements

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2021, the Fund had no net capital loss carryforward.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2021, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2021, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2021, remains subject to examination by the Internal Revenue Service and state taxing authorities.

12

UBS RMA Government Money Market Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of UBS RMA Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of UBS RMA Government Money Market Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from June 24, 2016 (commencement of operations) through April 30, 2017, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended and for the period from June 24, 2016 (commencement of operations) through April 30, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2021

13

UBS RMA Government Money Market Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Fund and Master Fund file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Fund and Master Fund make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $102,468 of ordinary income distributions paid as qualified interest income and $52,829 as qualified short term capital gains for the fiscal year ended April 30, 2021.

14

Master Trust

Annual Report  |  April 30, 2021

Includes:

•	Government Master Fund

Government Master Fund

Understanding Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Fund. Investors in the related “feeder fund” should instead focus on separate expense examples relevant to the feeder fund; the expense examples for the feeder fund will reflect its proportionate share of the corresponding Master Fund’s expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2020 to April 30, 2021.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2020	Ending account value April 30, 2021	Expenses paid during period[1] 11/01/20 to 04/30/21	Expense ratio during the period

Actual	$1,000.00	$1,000.10	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Government Master Fund

Portfolio characteristics at a glance—April 30, 2021 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	34 days

Portfolio composition[2]
U.S. Treasury obligations	43.9%
U.S. government agency obligations	34.1
Repurchase agreements	22.9
Liabilities in excess of other assets	(0.9)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Government Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
U.S. government agency obligations—34.1%
Federal Farm Credit Bank
SOFR + 0.035%, 0.045%, due 05/01/21[1]	$27,000,000	$27,000,000
SOFR + 0.050%, 0.060%, due 05/01/21[1]	23,000,000	23,000,000
0.060%, due 02/10/22	45,000,000	44,996,392
SOFR + 0.055%, 0.065%, due 05/01/21[1]	5,500,000	5,500,000
SOFR + 0.060%, 0.070%, due 05/01/21[1]	2,000,000	2,000,000
0.100%, due 10/08/21	67,500,000	67,492,207
SOFR + 0.110%, 0.120%, due 05/01/21[1]	78,000,000	78,000,000
0.120%, due 05/20/21[2]	125,000,000	124,992,917
0.130%, due 05/06/21[2]	25,000,000	24,999,729
0.150%, due 05/26/21	55,000,000	54,999,758
SOFR + 0.160%, 0.170%, due 05/01/21[1]	35,000,000	35,000,000
Federal Home Loan Bank 0.009%, due 05/12/21[2]	150,000,000	149,999,662
0.010%, due 05/28/21[2]	77,000,000	76,999,465
0.018%, due 07/09/21[2]	172,000,000	171,994,238
0.018%, due 07/16/21[2]	79,000,000	78,997,077
SOFR + 0.010%, 0.020%, due 05/03/21[1]	231,000,000	231,000,000
0.020%, due 07/28/21[2]	60,000,000	59,997,133
SOFR + 0.015%, 0.025%, due 05/03/21[1]	186,000,000	186,000,000
0.025%, due 08/19/21	78,000,000	77,999,317
0.025%, due 08/25/21[2]	28,600,000	28,597,736
0.034%, due 05/21/21[2]	89,000,000	88,998,487
0.039%, due 05/12/21[2]	45,000,000	44,999,561
0.040%, due 05/17/21[2]	90,000,000	89,998,600
0.050%, due 06/28/21	66,000,000	66,000,257
0.059%, due 05/05/21[2]	45,000,000	44,999,853
SOFR + 0.050%, 0.060%, due 05/03/21[1]	100,000,000	100,000,000
SOFR + 0.055%, 0.065%, due 05/03/21[1]	100,000,000	100,000,000
SOFR + 0.060%, 0.070%, due 05/03/21[1]	25,000,000	25,000,000
0.090%, due 06/18/21[2]	13,000,000	12,998,505
SOFR + 0.090%, 0.100%, due 05/03/21[1]	46,000,000	46,000,000
0.104%, due 05/14/21[2]	53,500,000	53,498,300
SOFR + 0.150%, 0.160%, due 05/03/21[1]	116,000,000	116,000,000
0.185%, due 06/24/21[2]	52,000,000	51,986,104
Federal Home Loan Mortgage Corp.
SOFR + 0.095%, 0.105%, due 05/01/21[1]	67,000,000	67,000,000
SOFR + 0.100%, 0.110%, due 05/01/21[1]	181,000,000	181,000,000
SOFR + 0.190%, 0.200%, due 05/01/21[1]	115,000,000	115,000,000
Federal National Mortgage Association
SOFR + 0.130%, 0.140%, due 05/01/21[1]	90,000,000	90,000,482

	Face amount	Value
U.S. government agency obligations—(concluded)
SOFR + 0.180%, 0.190%, due 05/01/21[1]	$115,000,000	$115,000,000
2.750%, due 06/22/21	51,775,000	51,958,639
Total U.S. government agency obligations (cost—$3,010,004,419)		3,010,004,419

U.S. Treasury obligations—43.9%
U.S. Cash Management Bill 0.021%, due 08/31/21[2]	77,000,000	76,994,655
0.022%, due 08/10/21[2]	75,000,000	74,995,566
0.025%, due 08/17/21[2]	57,000,000	56,995,804
0.030%, due 08/03/21[2]	65,000,000	64,995,017
0.034%, due 06/29/21[2]	85,000,000	84,994,055
0.053%, due 07/13/21[2]	155,000,000	154,984,025
0.056%, due 07/20/21[2]	74,000,000	73,991,182
0.069%, due 06/22/21[2]	150,000,000	149,986,806
0.081%, due 07/06/21[2]	97,000,000	96,986,204
U.S. Treasury Bills 0.025%, due 07/22/21[2]	64,000,000	63,996,445
0.033%, due 06/10/21[2]	157,000,000	156,995,317
0.036%, due 10/28/21[2]	89,000,000	88,984,598
0.041%, due 10/14/21[2]	62,000,000	61,988,702
0.041%, due 10/21/21[2]	97,000,000	96,981,570
0.044%, due 06/01/21[2]	86,000,000	85,997,021
0.050%, due 05/27/21[2]	216,000,000	215,993,997
0.061%, due 06/03/21[2]	80,000,000	79,995,867
0.062%, due 05/11/21[2]	136,000,000	135,998,224
0.066%, due 06/08/21[2]	125,000,000	124,991,750
0.069%, due 07/29/21[2]	207,000,000	206,965,110
0.072%, due 06/17/21[2]	170,000,000	169,985,482
0.079%, due 05/18/21[2]	150,000,000	149,996,308
0.081%, due 05/20/21[2]	174,000,000	173,994,078
0.087%, due 05/13/21[2]	244,000,000	243,994,665
0.089%, due 06/15/21[2]	73,000,000	72,992,327
0.089%, due 07/08/21[2]	76,000,000	75,987,739
0.090%, due 05/04/21[2]	70,000,000	69,999,830
0.091%, due 05/25/21[2]	87,000,000	86,995,215
0.092%, due 05/06/21[2]	244,000,000	243,998,233
0.097%, due 07/15/21[2]	62,000,000	61,997,485
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.114%, 0.134%, due 05/01/21[1]	70,000,000	70,007,723
3 mo.Treasury money market yield + 0.220%, 0.240%, due 05/01/21[1]	143,000,000	142,984,892
3 mo.Treasury money market yield + 0.300%, 0.320%, due 05/01/21[1]	97,000,000	97,029,059
1.875%, due 01/31/22	38,000,000	38,516,903
1.875%, due 02/28/22	19,000,000	19,286,221
Total U.S. Treasury obligations (cost—$3,871,578,075)		3,871,578,075

Government Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Repurchase agreements—22.9%
Repurchase agreement dated 04/01/21 with J.P. Morgan Securities LLC, OBFR + 0.22%, 0.270% due 07/29/21, collateralized by $429,390,899 Federal National Mortgage Association obligations, 3.000% to 4.500% due 02/25/35 to 11/25/50 and $91,399,130 Government National Mortgage Association obligations, 4.634% to 5.984% due 05/20/37 to 12/20/48; (value—$103,000,000); proceeds: $100,021,750[3]	$100,000,000	$100,000,000
Repurchase agreement dated 04/20/21 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/21, collateralized by $45,381,312 Federal Home Loan Mortgage Corp. obligations, 2.500% to 5.500% due 12/01/26 to 05/01/51 and $302,703,628 Federal National Mortgage Association obligations, 2.000% to 5.000% due 03/01/28 to 05/01/51; (value—$306,000,000); proceeds: $300,001,667[3]	300,000,000	300,000,000
Repurchase agreement dated 04/30/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.010% due 05/03/21, collateralized by $214,040,981 Federal National Mortgage Association obligations, 2.000% to 3.000% due 06/01/50 to 04/01/51 (value—$204,000,000); proceeds: $200,000,167	200,000,000	200,000,000
Repurchase agreement dated 04/30/21 with Toronto-Dominion Bank, 0.010% due 05/03/21, collateralized by $2,503,419 Federal Home Loan Mortgage Corp. obligation, 2.000% due 02/25/51, $260,977,854 Federal National Mortgage Association obligations, 1.500% to 9.000% due 10/01/21 to 02/25/51 and $26,110,898 Government National Mortgage Association obligations, 2.500% to 3.000% due 05/20/45 to 03/20/51; (value—$102,000,000); proceeds: $100,000,083	100,000,000	100,000,000
Repurchase agreement dated 04/27/21 with MUFG Securities Americas Inc., OBFR - 0.01%, 0.040% due 06/04/21, collateralized by $177,593,402 Federal Home Loan Mortgage Corp. obligations, 1.250% to 4.500% due 08/25/31 to 03/25/51 and $98,768,506 Federal National Mortgage Association obligations, 3.000% to 4.000% due 07/01/32 to 12/01/50 and $24,417,388 Government National Mortgage Association obligations, 1.000% to 4.000% due 05/20/39 to 02/20/51; (value—$204,000,000); proceeds: $200,001,667[3]	200,000,000	200,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/21 with Fixed Income Clearing Corp., 0.005% due 05/03/21, collateralized by $915,871,900 U.S. Treasury Notes, 0.125% to 2.000% due 06/15/22 to 07/31/22; (value—$937,380,082); proceeds: $919,000,383	$919,000,000	$919,000,000
Repurchase agreement dated 04/30/21 with J.P. Morgan Securities LLC, 0.010% due 05/03/21, collateralized by $201,499,136 Federal National Mortgage Association obligation, 2.000% due 05/01/51; (value—$204,000,166); proceeds: $200,000,167	200,000,000	200,000,000
Total repurchase agreements (cost—$2,019,000,000)		2,019,000,000
Total investments (cost — $8,900,582,494 which approximates cost for federal income tax purposes) — 100.9%		8,900,582,494

Liabilities in excess of other assets — (0.9)%		(77,889,638)
Net assets — 100.0%		$8,822,692,856

Government Master Fund

Portfolio of investments—April 30, 2021

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$3,010,004,419	$—	$3,010,004,419
U.S. Treasury obligations	—	3,871,578,075	—	3,871,578,075
Repurchase agreements	—	2,019,000,000	—	2,019,000,000
Total	$—	$8,900,582,494	$—	$8,900,582,494

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2021.

Portfolio acronyms

SOFR	Secured Overnight Financing Rate
OBFR	Overnight Bank Funding Rate

See accompanying notes to financial statements.

Government Master Trust

Statement of assets and liabilities

April 30, 2021

Assets:
Investments, at value (cost—$6,881,582,494)	$6,881,582,494
Repurchase agreements (cost—$2,019,000,000)	2,019,000,000
Total investments in securities, at value (cost—$8,900,582,494)	8,900,582,494
Cash	584,512
Receivable for interest	1,146,466
Total assets	8,902,313,472

Liabilities:
Payable for investments purchased	78,994,624
Payable to affiliate	625,992
Total liabilities	79,620,616
Net assets, at value	$8,822,692,856

See accompanying notes to financial statements.

Government Master Trust

Statement of operations

For the year ended April 30, 2021
Investment income:
Interest	$22,936,144
Expenses:
Investment advisory and administration fees	11,774,671
Trustees’ fees	54,292
Total expenses	11,828,963
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	(101,870)
Net expenses	11,727,093
Net investment income (loss)	11,209,051
Net realized gain (loss)	256,465
Net increase (decrease) in net assets resulting from operations	$11,465,516

See accompanying notes to financial statements.

Government Master Trust

Statement of changes in net assets

	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$11,209,051	$240,863,481
Net realized gain (loss)	256,465	481,629
Net increase (decrease) in net assets resulting from operations	11,465,516	241,345,110
Net increase (decrease) in net assets from beneficial interest transactions	(8,951,448,030)	3,242,842,988
Net increase (decrease) in net assets	(8,939,982,514)	3,484,188,098
Net assets:

Beginning of year	17,762,675,370	14,278,487,272
End of year	$8,822,692,856	$17,762,675,370

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,				For the period from June 24, 2016[1] to April 30, 2017
	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.08%[2]
Net investment income (loss)	0.09%	1.75%	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	0.08%	1.74%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$8,822,693	$17,762,675	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Notes to financial statements

Organization and significant accounting policies

Government Master Fund (the “Master Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the implications, if any, of the additional requirements and the impact on the Portfolio’s financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, Government Master Fund values its investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund is performed in an effort to ensure that amortized cost approximates market value.

Government Master Fund

Notes to financial statements

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Fund’s portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value the Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

The Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time the Master Fund’s beneficial interests are priced. Pursuant to the Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, Government Master Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is

Government Master Fund

Notes to financial statements

accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 of the 1940 Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. The Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, the Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Many financial instruments, financings or other transactions to which a Master Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Master Fund’s performance or NAV. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to the Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, the Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which

Government Master Fund

Notes to financial statements

is accrued daily and paid monthly, at the below annual rates, as a percentage of the Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2021, the Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amount owed to UBS AM
Government Master Fund	$625,992

In exchange for these fees, UBS AM has agreed to bear all of the Master Fund’s expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of the Master Fund’s average daily net assets. At April 30, 2021, UBS AM did not owe the Master Fund any additional reductions in management fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended April 30, 2021, UBS AM voluntarily waived $101,870, which is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Fund may conduct transactions, resulting in him being an interested trustee of the Master Fund. The Master Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended April 30, 2021, the Master Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate value as follows:

Government Master Fund	$0

Morgan Stanley would have received compensation in connection with trades referenced above (if any), which would have been in the form of a “mark-up” or “mark-down” of the price of the securities or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Government Master Fund

Notes to financial statements

Beneficial interest transactions

Government Master Fund

	For the years ended April 30,
	2021	2020
Contributions	$47,491,220,565	$46,835,779,003
Withdrawals	(56,442,668,595)	(43,592,936,015)
Net increase (decrease) in beneficial interest	$(8,951,448,030)	$3,242,842,988

Federal tax status

Government Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in the Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that the Master Fund’s assets, income and distributions will be managed in such a way that an investor in the Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Fund has conducted an analysis and concluded, as of April 30, 2021, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2021, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2021, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Government Master Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Government Master Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Government Master Fund (the “Fund”), (one of the funds constituting Master Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period from June 24, 2016 (commencement of operations) through April 30, 2017, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Master Trust) at April 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended and for the period from June 24, 2016 (commencement of operations) through April 30, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2021

Government Master Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Fund’s reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Fund makes portfolio holdings information available to interestholders (and investors in the related feeder fund) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Master Fund at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Master Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 79 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 2007 (Trustee); Since 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 8 investment companies (consisting of 48 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 80 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee	Since 2007	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee) and the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 74 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 2007	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 81 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2007	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice- president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

33

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 61 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2007	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

34

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Officers
Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 53	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM— Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 42	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of fund accounting—US (product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 43	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until March 2020), and portfolio manager (since 2015) at UBS AM— Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 64	Vice President	Since 2007	Mr. Gerry is a managing director and head of municipal strategy of UBS AM—Americas region (prior to which he was co-head of municipal investments (from 2017 until June 2020; head from 2001 to 2017)). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 57	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal fixed income team (since June 2020; formerly co-head of municipal fixed income investments from 2017 until June 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 63	Vice President and Assistant Secretary	Since 2007 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and senior legal counsel (since 2019) (prior to which he was Interim Head of Asia Pacific Legal (March 2020-March 2021), Interim Head of Compliance and Operational Risk Control (from June 2019 through September 2019) and general counsel of UBS AM—Americas region (from 2004-2019)). He has been secretary of UBS AM— Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[2]; 53	Vice President, Treasurer and Principal Accounting Officer	Since 2007 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of fund accounting—US (since November 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 through October 2020) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM— Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Igor Lasun[2]; 42	President	Since 2018	Mr. Lasun is a managing director (since March 2021) (prior to which he was an executive director (from 2018 until February 2021) and head of fund development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 6 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.

35

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Ryan Nugent[2]; 43	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[4]; 61	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 10 investment companies (consisting of 62 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 47	Vice President	Since 2007	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 55	Vice President and Assistant Secretary	Since 2007	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 36	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since 2017) and also with UBS AM— Americas region since 2015. Mr. Stacey is a vice president and assistant secretary of 6 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 37	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 59	Vice President and Secretary	Since 2007 (Vice President) and since 2019 (Secretary)	Mr. Weller is an executive director (since 2005) and deputy general counsel (since 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
[4]	This person’s business address is 787 Seventh Avenue, New York, New York 10019-6018.

36

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for Government Master Fund)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder fund)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2021. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1676

UBS Institutional/Reserves Funds

Annual Report  |  April 30, 2021

Includes:

•	UBS Select Prime Institutional Fund
•	UBS Select ESG Prime Institutional Fund
•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund
•	UBS Prime Reserves Fund
•	UBS Tax-Free Reserves Fund

UBS Institutional/Reserves Funds

June 10, 2021

Dear Shareholder,

We present you with the annual report for the UBS Institutional/Reserves Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select ESG Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (the “Funds”) for the 12 months ended April 30, 2021 (the “reporting period”).

Performance

The US Federal Reserve maintained the federal funds rate in a range between 0.00% and 0.25% during the 12-months ended April 30, 2021. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) As a result, the yields on a number of short-term investments remained low. Against this backdrop, the Funds’ yield declined during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements, if any) were as follows:

•	UBS Select Prime Institutional Fund: 0.01% on April 30, 2021, versus 0.64% as of April 30, 2020.

•	UBS Select ESG Prime Institutional Fund: 0.04% on April 30, 2021, versus 0.69% as of April 30, 2020.

•	UBS Select Government Institutional Fund: 0.01% as of April 30, 2021, versus 0.19% as of April 30, 2020.

•	UBS Select Treasury Institutional Fund: 0.01% on April 30, 2021, versus 0.17% as of April 30, 2020.

•	UBS Prime Reserves Fund: 0.01% on April 30, 2021, versus 0.63% as of April 30, 2020.

•	UBS Tax-Free Reserves Fund: 0.01% on April 30, 2021, versus 0.03% as of April 30, 2020.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7 to 9.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The COVID-19 pandemic triggered a severe economic contraction, followed by a rebound as the reporting period progressed. In the US, the US Commerce Department reported that gross domestic product

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and capital preservation

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Institutional Fund—August 10, 1998;

UBS Select Government Institutional Fund—July 26, 2016; UBS Select Treasury Institutional Fund—March 23, 2004;

UBS Prime Reserves Fund—January 19, 2016

Dividend payments:

Monthly

UBS Select ESG Prime Institutional Fund

Investment goal:

Maximum current income as is consistent with liquidity and preservation of capital while incorporating select environmental, social, and governance criteria (“ESG”) into the investment process.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management

(Americas) Inc.

Commencement:

January 15, 2020

Dividend payments:

Monthly

1

UBS Institutional/Reserves Funds

(“GDP”) declined at a 31.4% seasonally adjusted annualized rate during the second quarter of 2020—the steepest quarterly decline on record. With parts of the economy reopening, third quarter annualized GDP growth was 33.4%, the largest quarterly increase on record. The economy continued to expand, as fourth quarter annualized GDP growth was 4.3%. Finally, according to the Commerce Department’s initial estimate, first quarter 2021 annualized GDP growth was 6.4%.

Q.	How did the Federal Reserve (“Fed”) react to the economic environment?
A.

The Fed maintained its highly accommodative monetary policy, as the central bank kept the federal funds rate in a range between 0.00% and 0.25%. At its meeting in September 2020, the Fed indicated that rates could stay anchored near zero through 2023. While inflation edged higher later in the period, in March 2021 Fed Chairman Jerome Powell said, “Long term, we think that the inflation dynamics we’ve seen around the world for a quarter of a century are essentially intact…and we think those dynamics haven’t gone away overnight and won’t.” At a press conference after the Fed’s April 2021 meeting, Chair Powell said, “Readings on inflation have increased and are likely to rise somewhat further before moderating…we are also likely to see upward pressure on prices from the rebound in spending as the economy continues to reopen, particularly if supply bottlenecks limit how quickly production can respond in the near term. However, these one-time increases in prices are likely to have only transitory effects on inflation.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the ESG Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Institutional Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Master Fund had a WAM of 27 days. By the end of the period on April 30, 2021, the Master Fund’s WAM was 49 days.

At the issuer level, we maintained a high level of diversification. To that end, for maturities past overnight, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to commercial paper. Conversely, we decreased its allocations to certificates of deposit, repurchase agreements and time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.) Finally, we eliminated its small exposure to US Treasury obligations.

•

The WAM for the Master Fund in which UBS Select ESG Prime Institutional Fund invests was 41 days when the reporting period began. By the end of the review period on April 30, 2021, the Master Fund had a WAM of 51 days. At the security level, we increased the Master Fund’s exposures to time deposits and certificates of deposit. In contrast, we decreased its exposures to commercial paper and repurchase agreements.

UBS Tax-Free Reserves Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

2

UBS Institutional/Reserves Funds

•

The WAM for the Master Fund in which UBS Select Government Institutional Fund invests was 48 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2021, it was 34 days. At the security level, we increased the Master Fund’s exposure to US Treasury obligations and reduced its allocations to repurchase agreements and US government agency obligations.

•

The WAM for the Master Fund in which UBS Select Treasury Institutional Fund invests was 51 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 43 days. At the security level, we increased the Master Fund’s exposure to direct US Treasury obligations and reduced its exposure to repurchase agreements backed by Treasury obligations.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Reserves Fund invests was 33 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 53 days. Over the review period, we increased the Master Fund’s exposure to commercial paper, Conversely, we decreased its exposures to repurchase agreements and, to lesser extents, certificates of deposit and time deposits. Finally, we eliminated its small positions in US Treasury obligations and US government agency obligations.

•

The WAM for the Master Fund in which UBS Tax-Free Reserves Fund invests was nine days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was 10 days. Over the review period, we increased the Master Fund’s allocation to tax-exempt commercial paper and reduced its exposure to municipal bonds.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

With the rollout of the COVID-19 vaccines, we anticipate a return to more normal economic activity as the year progresses. However, the path could be uneven due to new virus strains. We expect the Fed to remain highly accommodative and, while inflation could edge higher, it should be generally well contained overall. In this environment, we anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

UBS Institutional/Reserves Funds

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS Select Prime Institutional Fund

UBS Select ESG Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

UBS Tax-Free Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select ESG Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select ESG Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Reserves Fund Executive Director UBS Asset Management (Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Reserves Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period ended April 30, 2021. The views and opinions in the letter were current as of June 10, 2021. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

4

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2020 to April 30, 2021.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

5

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value November 1, 2020	Ending account value[2] April 30, 2021	Expenses paid during period[3] 11/01/20 to 04/30/21	Expense ratio during the period

UBS Select Prime Institutional Fund
Actual	$1,000.00	$1,000.10	$0.90	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.90	0.90	0.18

UBS Select ESG Prime Institutional Fund
Actual	$1,000.00	$1,000.30	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.40	0.40	0.08

UBS Select Government Institutional Fund
Actual	$1,000.00	$1,000.10	$0.55	0.11%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.25	0.55	0.11

UBS Select Treasury Institutional Fund
Actual	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.40	0.40	0.08

UBS Prime Reserves Fund
Actual	$1,000.00	$1,000.10	$0.85	0.17%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.95	0.85	0.17

UBS Tax-Free Reserves Fund
Actual	$1,000.00	$1,000.00	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.45	0.35	0.07

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

6

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—April 30, 2021 (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.01%
Seven-day effective yield after fee waivers[1]	0.01
Seven-day current yield before fee waivers[1]	(0.01)
Seven-day effective yield before fee waivers[1]	0.00
Weighted average maturity[2]	49 days

UBS Select ESG Prime Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.04%
Seven-day effective yield after fee waivers[1]	0.04
Seven-day current yield before fee waivers[1]	(0.06)
Seven-day effective yield before fee waivers[1]	(0.06)
Weighted average maturity[2]	51 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund. Because the price of interests in the related money market master funds will fluctuate, when you sell your shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund, your shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund may be worth more or less than what you originally paid for them. The related money market master funds may impose a fee upon sale of your shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Institutional Fund’s and UBS Select ESG Prime Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

7

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—April 30, 2021 (unaudited) (continued)

UBS Select Government Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.01%
Seven-day effective yield after fee waivers[1]	0.01
Seven-day current yield before fee waivers[1]	(0.11)
Seven-day effective yield before fee waivers[1]	(0.11)
Weighted average maturity[2]	34 days

UBS Select Treasury Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.01%
Seven-day effective yield after fee waivers[1]	0.01
Seven-day current yield before fee waivers[1]	(0.13)
Seven-day effective yield before fee waivers[1]	(0.13)
Weighted average maturity[2]	43 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Institutional Fund’s sponsor and UBS Select Treasury Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

8

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—April 30, 2021 (unaudited) (concluded)

UBS Prime Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.01%
Seven-day effective yield after fee waivers[1]	0.01
Seven-day current yield before fee waivers[1]	(0.02)
Seven-day effective yield before fee waivers[1]	(0.02)
Weighted average maturity[2]	53 days

UBS Tax-Free Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.01%
Seven-day effective yield after fee waivers[1]	0.01
Seven-day current yield before fee waivers[1]	(0.11)
Seven-day effective yield before fee waivers[1]	(0.11)
Weighted average maturity[2]	10 days

Investments in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund or may temporarily suspend your ability to sell shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Reserves Fund’s sponsor and UBS Tax-Free Reserves Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

9

UBS Institutional/Reserves Funds

Statement of assets and liabilities

April 30, 2021

	UBS Select Prime Institutional Fund	UBS Select ESG Prime Institutional Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$5,193,678,586	$202,607,749

Investments in Master Fund, at value	5,193,826,181	202,624,423
Receivable from affiliate	—	—
Total assets	5,193,826,181	202,624,423

Liabilities:
Dividends payable to shareholders	45,725	8,154
Payable to affiliate	288,930	6,531
Total liabilities	334,655	14,685
Net assets	$5,193,491,526	$202,609,738
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 5,192,154,850; 202,502,563; 2,825,921,314; 10,472,327,043; 2,021,448,064 and 673,845,845 outstanding, respectively	$5,193,344,640	$202,592,768
Distributable earnings (losses)	146,886	16,970
Net assets	$5,193,491,526	$202,609,738
Net asset value per share	$1.0003	$1.0005

10

UBS Institutional/Reserves Funds

UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund

$2,825,921,468	$10,472,391,329	$2,021,552,103	$673,844,484

2,825,921,468	10,472,391,329	2,021,552,103	673,844,484
54,680	26,341	—	7,574
2,825,976,148	10,472,417,670	2,021,552,103	673,852,058

21,877	90,630	17,982	5,969
—	—	77,989	—
21,877	90,630	95,971	5,969
$2,825,954,271	$10,472,327,040	$2,021,456,132	$673,846,089

$2,825,921,314	$10,472,327,043	$2,021,448,063	$673,845,845
32,957	(3)	8,069	244
$2,825,954,271	$10,472,327,040	$2,021,456,132	$673,846,089
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

11

UBS Institutional/Reserves Funds

Statement of operations

For the year ended April 30, 2021

	UBS Select Prime Institutional Fund	UBS Select ESG Prime Institutional Fund
Investment income:
Interest income allocated from Master Fund	$23,359,955	$317,441
Expenses allocated from Master Fund	(8,088,479)	(174,338)
Expense waiver allocated from Master Fund	—	174,338
Net investment income allocated from Master Fund	15,271,476	317,441
Expenses:
Administration fees	6,428,790	125,305
Trustees’ fees	41,041	13,520
	6,469,831	138,825
Fee waivers and/or Trustees’ fees reimbursement by administrator	(146,632)	—
Net expenses	6,323,199	138,825
Net investment income (loss)	8,948,277	178,616
Net realized gain (loss) allocated from Master Fund	(699)	880
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(2,005,912)	(13,036)
Net increase (decrease) in net assets resulting from operations	$6,941,666	$166,460

12

UBS Institutional/Reserves Funds

UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund

$6,857,117	$22,172,871	$10,278,873	$1,362,276
(3,517,775)	(12,017,189)	(3,510,501)	(1,048,494)
31,701	1,088,407	—	145,487
3,371,043	11,244,089	6,768,372	459,269

2,789,357	9,574,316	2,782,899	822,235
24,420	55,948	25,066	16,507
2,813,777	9,630,264	2,807,965	838,742
(970,472)	(4,362,808)	(113,298)	(524,578)
1,843,305	5,267,456	2,694,667	314,164
1,527,738	5,976,633	4,073,705	145,105
85,883	—	8,069	—
—	—	—	—
$1,613,621	$5,976,633	$4,081,774	$145,105

See accompanying notes to financial statements and the attached Master Trust financial statements.

13

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Prime Institutional Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$8,948,277	$195,954,030
Net realized gain (loss) allocated from Master Fund	(699)	61,668
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(2,005,912)	1,713,906
Net increase (decrease) in net assets resulting from operations	6,941,666	197,729,604
Total distributions	(9,009,944)	(195,963,990)
Net increase (decrease) in net assets from beneficial interest transactions	(4,138,602,412)	(448,237,331)
Net increase (decrease) in net assets	(4,140,670,690)	(446,471,717)
Net assets:

Beginning of year	9,334,162,216	9,780,633,933
End of year	$5,193,491,526	$9,334,162,216

	UBS Select ESG Prime Institutional Fund
	For the year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
From operations:

Net investment income (loss)	$178,616	$82,215
Net realized gain (loss) allocated from Master Fund	880	—
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(13,036)	29,710
Net increase (decrease) in net assets resulting from operations	166,460	111,925
Total distributions	(179,200)	(82,215)
Net increase (decrease) in net assets from beneficial interest transactions	156,213,627	46,379,141
Net increase (decrease) in net assets	156,200,887	46,408,851
Net assets:

Beginning of period	46,408,851	—
End of period	$202,609,738	$46,408,851

[1]	Commencement of operations.

See accompanying notes to financial statements and the attached Master Trust financial statements.

14

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Government Institutional Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$1,527,738	$44,150,833
Net realized gain (loss) allocated from Master Fund	85,883	86,916
Net increase (decrease) in net assets resulting from operations	1,613,621	44,237,749
Total distributions	(1,612,020)	(44,228,130)
Net increase (decrease) in net assets from beneficial interest transactions	(2,991,192,678)	3,693,806,479
Net increase (decrease) in net assets	(2,991,191,077)	3,693,816,098
Net assets:

Beginning of year	5,817,145,348	2,123,329,250
End of year	$2,825,954,271	$5,817,145,348

	UBS Select Treasury Institutional Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$5,976,633	$116,853,239
Net realized gain (loss) allocated from Master Fund	—	7,622
Net increase (decrease) in net assets resulting from operations	5,976,633	116,860,861
Total distributions	(5,976,636)	(116,861,036)
Net increase (decrease) in net assets from beneficial interest transactions	(2,882,151,628)	6,419,942,054
Net increase (decrease) in net assets	(2,882,151,631)	6,419,941,879
Net assets:

Beginning of year	13,354,478,671	6,934,536,792
End of year	$10,472,327,040	$13,354,478,671

See accompanying notes to financial statements and the attached Master Trust financial statements.

15

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Prime Reserves Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$4,073,705	$60,684,686
Net realized gain (loss) allocated from Master Fund	8,069	35,284
Net increase (decrease) in net assets resulting from operations	4,081,774	60,719,970
Total distributions	(4,108,989)	(60,684,686)
Net increase (decrease) in net assets from beneficial interest transactions	(1,808,560,330)	1,030,049,418
Net increase (decrease) in net assets	(1,808,587,545)	1,030,084,702
Net assets:

Beginning of year	3,830,043,677	2,799,958,975
End of year	$2,021,456,132	$3,830,043,677

	UBS Tax-Free Reserves Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$145,105	$19,554,244
Net increase (decrease) in net assets resulting from operations	145,105	19,554,244
Total distributions	(145,104)	(19,554,244)
Net increase (decrease) in net assets from beneficial interest transactions	(1,299,221,434)	295,192,304
Net increase (decrease) in net assets	(1,299,221,433)	295,192,304
Net assets:

Beginning of year	1,973,067,522	1,677,875,218
End of year	$673,846,089	$1,973,067,522

See accompanying notes to financial statements and the attached Master Trust financial statements.

16

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$1.0005	$1.0001	$1.0001	$1.0002	$1.0000
Net investment income (loss)	0.0009	0.0182	0.0222	0.0133	0.0057
Net realized and unrealized gain (loss)	(0.0002)	0.0004	0.0000 [1]	(0.0001)	0.0004
Net increase (decrease) from operations	0.0007	0.0186	0.0222	0.0132	0.0061
Dividends from net investment income	(0.0009)	(0.0182)	(0.0222)	(0.0133)	(0.0057)
Distributions from net realized gains	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0002)
Total dividends and distributions	(0.0009)	(0.0182)	(0.0222)	(0.0133)	(0.0059)
Net asset value, end of year	$1.0003	$1.0005	$1.0001	$1.0001	$1.0002
Total investment return[2]	0.07%	1.88%	2.24%	1.33%	0.61%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.16%	0.12%	0.15%
Net investment income (loss)[3]	0.11%	1.83%	2.26%	1.37%	0.51%
Supplemental data:
Net assets, end of year (000’s)	$5,193,492	$9,334,162	$9,780,634	$5,226,567	$2,307,192

[1]	Amount represents less than $0.00005 or $(0.00005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

17

UBS Select ESG Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
Net asset value, beginning of period	$1.0008	$1.0000
Net investment income (loss)	0.0014	0.0036
Net realized gain (loss)	(0.0003)	0.0008
Net increase (decrease) from operations	0.0011	0.0044
Dividends from net investment income	(0.0014)	(0.0036)
Distributions from net realized gains	(0.0000)[2]	—
Total dividends and distributions	(0.0014)	(0.0036)
Net asset value, end of period	$1.0005	$1.0008
Total investment return[3]	0.11%	0.44%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.08%	0.08%[5]
Net investment income (loss)[4]	0.10%	1.17%[5]
Supplemental data:
Net assets, end of period (000’s)	$202,610	$46,409

[1]	Commencement of operations.
[2]	Amount represents less than $0.00005 or $(0.00005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

18

UBS Select Government Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,				For the period from July 26, 2016[1] to April 30, 2017
	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [2]	0.016	0.020	0.010	0.003
Net realized gain (loss)	0.000 [2]	0.000 [2]	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase (decrease) from operations	0.000 [2]	0.016	0.020	0.010	0.003
Dividends from net investment income	(0.000)[2]	(0.016)	(0.020)	(0.010)	(0.003)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.016)	(0.020)	(0.010)	(0.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.04%	1.66%	2.01%	1.00%	0.29%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%	0.18%	0.18%	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.15%	0.18%	0.18%	0.18%	0.13%[5]
Net investment income (loss)[4]	0.04%	1.46%	2.03%	1.01%	0.44%[5]
Supplemental data:
Net assets, end of period (000’s)	$2,825,954	$5,817,145	$2,123,329	$1,406,858	$1,104,473

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

19

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.016	0.020	0.010	0.003
Net realized gain (loss)	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.000 [1]	0.016	0.020	0.010	0.003
Dividends from net investment income	(0.000)[1]	(0.016)	(0.020)	(0.010)	(0.003)
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.016)	(0.020)	(0.010)	(0.003)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.04%	1.62%	2.02%	1.00%	0.30%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.13%	0.18%	0.18%	0.18%	0.18%
Net investment income (loss)[3]	0.05%	1.47%	2.02%	0.98%	0.30%
Supplemental data:
Net assets, end of year (000’s)	$10,472,327	$13,354,479	$6,934,537	$4,331,846	$4,272,835

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

20

UBS Prime Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.001	0.018	0.022	0.012	0.005
Net realized gain (loss)	0.000 [1]	0.000 [1]	—	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.001	0.018	0.022	0.012	0.005
Dividends from net investment income	(0.001)	(0.018)	(0.022)	(0.012)	(0.005)
Distributions from net realized gains	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.001)	(0.018)	(0.022)	(0.012)	(0.005)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.10%	1.82%	2.19%	1.24%	0.54%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income (loss)[3]	0.12%	1.77%	2.20%	1.28%	0.58%
Supplemental data:
Net assets, end of year (000’s)	$2,021,456	$3,830,044	$2,799,959	$1,594,687	$742,674

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

21

UBS Tax-Free Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.011	0.013	0.008	0.004
Net realized gain (loss)	—	—	—	—	0.000 [1]
Net increase (decrease) from operations	0.000 [1]	0.011	0.013	0.008	0.004
Dividends from net investment income	(0.000)[1]	(0.011)	(0.013)	(0.008)	(0.004)
Distributions from net realized gains	—	—	—	—	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.011)	(0.013)	(0.008)	(0.004)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	1.15%	1.30%	0.83%	0.38%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.12%	0.18%	0.18%	0.18%	0.18%
Net investment income (loss)[3]	0.01%	1.13%	1.29%	0.84%	0.44%
Supplemental data:
Net assets, end of year (000’s)	$673,846	$1,973,068	$1,677,875	$1,936,271	$1,369,824

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

22

UBS Institutional/Reserves Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Institutional Fund (“Prime Institutional Fund”), UBS Select ESG Prime Institutional Fund (“ESG Prime Institutional Fund”), UBS Select Government Institutional Fund (“Government Institutional Fund”), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”), UBS Prime Reserves Fund (“Prime Reserves Fund), and UBS Tax-Free Reserves Fund (“Tax-Free Reserves Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

Prime Institutional Fund, ESG Prime Institutional Fund, Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in Prime Master Fund and Treasury Master Fund, respectively. ESG Prime Institutional fund commenced operations on January 15, 2020. Tax-Free Reserves Fund commenced operations on August 28, 2007. Prime Reserves fund commenced operations on January 19, 2016, and Government Institutional Fund commenced operations on July 26, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (58.86% for Prime Institutional Fund, 33.19% for ESG Prime Institutional Fund, 32.03% for Government Institutional Fund, 32.05% for Treasury Institutional Fund, 45.43% for Prime Reserves Fund, and 82.76% for Tax-Free Reserves Fund at April 30, 2021.)

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be

23

UBS Institutional/Reserves Funds

Notes to financial statements

applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share funds—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Institutional Fund and ESG Prime Institutional Fund each calculate its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expect that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Institutional Fund and ESG Prime Institutional Fund, as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Institutional Fund and Treasury Institutional Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are permitted to seek to maintain a stable price per share. Prime Reserves Fund and Tax-Free Reserves Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime Reserves Fund and Tax-Free Reserves Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Institutional Fund, ESG Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended April 30, 2021, Prime Institutional Fund, ESG Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund were not subject to any liquidity fees and/or redemption gates.

24

UBS Institutional/Reserves Funds

Notes to financial statements

By operating as “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Institutional Fund and Treasury Institutional Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the Funds’ investments. The extent of the impact to the financial performance of a Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as the administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Institutional Fund	0.08%
ESG Prime Institutional Fund	0.08
Government Institutional Fund	0.08
Treasury Institutional Fund	0.08
Prime Reserves Fund	0.08
Tax-Free Reserves Fund	0.08

At April 30, 2021, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Institutional Fund	$354,380
ESG Prime Institutional Fund	6,531
Government Institutional Fund	166,429
Treasury Institutional Fund	709,485
Prime Reserves Fund	135,568
Tax-Free Reserves Fund	40,702

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and

25

UBS Institutional/Reserves Funds

Notes to financial statements

expenses will be 0.01% or less of each Fund’s average daily net assets. At April 30, 2021, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2021, UBS AM owed the Funds, and for the period ended April 30, 2021, UBS AM voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Institutional Fund	$65,450	$146,632
Government Institutional Fund	221,109	970,472
Treasury Institutional Fund	735,826	4,362,808
Prime Reserves Fund	57,579	113,298
Tax-Free Reserves Fund	48,276	524,578

These amounts owed by or owed to UBS AM are shown at a net level on the statement of assets and liabilities.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds for the periods ended April 30, 2021 and April 30, 2020 were as follows:

Prime Institutional Fund

	For the years ended April 30,
	2021		2020
	Shares	Amount	Shares	Amount
Shares sold	10,471,650,584	$10,476,209,039	23,398,033,376	$23,401,722,695
Shares repurchased	(14,621,886,768)	(14,627,555,622)	(24,043,600,778)	(24,045,871,074)
Dividends reinvested	12,738,060	12,744,171	195,882,382	195,911,048
Net increase (decrease)	(4,137,498,124)	$(4,138,602,412)	(449,685,020)	$(448,237,331)

ESG Prime Institutional Fund

	For the year ended April 30, 2021		For the period from January 15, 2020[1] to April 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	681,124,625	$681,489,682	64,167,828	$64,177,616
Shares repurchased	(525,151,229)	(525,431,537)	(17,794,250)	(17,798,664)
Dividends reinvested	155,400	155,482	189	189
Net increase (decrease)	156,128,796	$156,213,627	46,373,767	$46,379,141

[1]	Commencement of operations.

26

UBS Institutional/Reserves Funds

Notes to financial statements

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Institutional Fund

	For the years ended April 30,
	2021	2020
Shares sold	9,529,172,221	11,255,374,202
Shares repurchased	(12,522,824,858)	(7,606,028,028)
Dividends reinvested	2,459,959	44,460,305
Net increase (decrease) in shares outstanding	(2,991,192,678)	3,693,806,479

Treasury Institutional Fund

	For the years ended April 30,
	2021	2020
Shares sold	25,476,034,208	32,868,045,694
Shares repurchased	(28,365,437,833)	(26,566,990,942)
Dividends reinvested	7,251,997	118,887,302
Net increase (decrease) in shares outstanding	(2,882,151,628)	6,419,942,054

Prime Reserves Fund

	For the years ended April 30,
	2021	2020
Shares sold	4,332,932,464	7,982,730,635
Shares repurchased	(6,147,092,828)	(7,012,530,723)
Dividends reinvested	5,600,034	59,849,506
Net increase (decrease) in shares outstanding	(1,808,560,330)	1,030,049,418

Tax-Free Reserves Fund

	For the years ended April 30,
	2021	2020
Shares sold	660,252,134	3,779,117,048
Shares repurchased	(1,959,872,759)	(3,502,867,553)
Dividends reinvested	399,191	18,942,809
Net increase (decrease) in shares outstanding	(1,299,221,434)	295,192,304

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

27

UBS Institutional/Reserves Funds

Notes to financial statements

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2021 and April 30, 2020 were as follows:

	2021			2020
Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains	Tax-exempt income	Ordinary income	Long-term realized capital gains
UBS Select Prime Institutional Fund	$—	$9,009,944	$—	$—	$195,963,990	$—
UBS Select ESG Prime Institutional Fund	—	179,200	—	—	82,215	—
UBS Select Government Institutional Fund	—	1,612,020	—	—	44,228,130	—
UBS Select Treasury Institutional Fund	—	5,976,636	—	—	116,861,036	—
UBS Prime Reserves Fund	—	4,108,989	—	—	60,684,685	—
UBS Tax-Free Reserves Fund	145,104	—	—	19,554,244	—	—

At April 30, 2021, components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
UBS Select Prime Institutional Fund	$—	$45,713	$—	$(698)	$147,595	$(45,724)	$146,886
UBS Select ESG Prime Institutional Fund	—	8,450	—	—	16,674	(8,154)	16,970
UBS Select Government Institutional Fund	—	54,835	—	—	—	(21,878)	32,957
UBS Select Treasury Institutional Fund	—	90,632	—	—	—	(90,635)	(3)
UBS Prime Reserves Fund	—	26,050	—	—	—	(17,982)	8,068
UBS Tax-Free Reserves Fund	6,213	—	—	—	—	(5,969)	244

Net capital losses recognized by the Funds may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2021, UBS Select Prime Institutional Fund had capital loss carryforwards of $698 in short-term capital losses.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2021, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2021, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2021, and since inception for the ESG Prime Institutional Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

28

UBS Institutional/Reserves Funds

Report of independent registered public accounting firm

To the Shareholders of UBS Select Prime Institutional Fund, UBS Select ESG Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund and the Board of Trustees of UBS Series Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Institutional Fund, UBS Select ESG Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (collectively referred to as the “Funds”) (six of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2021, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting UBS Series Funds) at April 30, 2021, and the results of their operations, the changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting UBS Series Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund UBS Tax-Free Reserves Fund UBS Prime Reserves Fund	For the year ended April 30, 2021	For each of the two years in the period ended April 30, 2021	For each of the five years in the period ended April 30, 2021
UBS Select Government Institutional Fund	For the year ended April 30, 2021	For each of the two years in the period ended April 30, 2021	For each of the four years in the period ended April 30, 2021 and the period from July 26, 2016 (commencement of operations) through April 30, 2017
UBS Select ESG Prime Institutional Fund	For the year ended April 30, 2021	For the year ended April 30, 2021 and the period from January 15, 2020 (commencement of operations) through April 30, 2020	For the year ended April 30, 2021 and the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as

29

UBS Institutional/Reserves Funds

Report of independent registered public accounting firm

evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2021

30

UBS Institutional/Reserves Funds

General information (unaudited)

Monthly portfolio holdings disclosure

The Funds and Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Funds and Master Funds make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests), Master Trust—ESG Prime Master Fund (the master fund in which UBS Select ESG Prime Institutional Fund invests) and Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Reserves Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following ordinary income distributions paid as qualified interest income and qualified short term capital gains for the fiscal year ended April 30, 2021:

Fund	Qualified interest income	Qualified short term capital gains
Prime Institutional Fund	$4,379,772	$30,183
ESG Prime Institutional Fund	95,744	313
Government Institutional Fund	1,527,738	84,282
Treasury Institutional Fund	5,791,264	—
Prime Reserves Fund	2,306,921	19,982

31

Master Trust

Annual Report  |  April 30, 2021

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2020 to April 30, 2021.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2020	Ending account value April 30, 2021	Expenses paid during period 11/01/20 to 04/30/21[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,000.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,000.70	$0.00	0.00%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.79	0.00	0.00

Government Master Fund
Actual	$1,000.00	$1,000.10	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund
Actual	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.40	0.40	0.08

Prime CNAV Master Fund
Actual	$1,000.00	$1,000.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,000.10	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.45	0.35	0.07

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	49 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	20.3%
Japan	11.9
Canada	11.2
France	9.3
New Zealand	6.4
Total	59.1%

Portfolio composition[2]	Percentage of net assets
Commercial paper	64.5%
Repurchase agreements	17.4
Certificates of deposit	9.7
Time deposits	8.4
Other assets in excess of liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05% or (0.05%).
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited) (continued)

ESG Prime Master Fund

Characteristics
Weighted average maturity[1]	51 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	23.9%
Japan	10.6
France	8.8
Sweden	7.3
Canada	6.9
Total	57.5%

Portfolio composition[2]
Commercial paper	64.8%
Repurchase agreements	22.6
Time deposits	9.0
Certificates of deposit	3.5
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	34 days

Portfolio composition[2]
U.S. Treasury obligations	43.9%
U.S. government agency obligations	34.1
Repurchase agreements	22.9
Liabilities in excess of other assets	(0.9)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	43 days

Portfolio composition[2]
U.S. Treasury obligations	73.2%
Repurchase agreements	27.6
Liabilities in excess of other assets	(0.8)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

38

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	53 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	22.5%
Japan	12.6
Canada	12.6
France	9.4
New Zealand	6.0
Total	63.1%

Portfolio composition[2]
Commercial paper	69.7%
Repurchase agreements	14.6
Certificates of deposit	9.3
Time deposits	6.7
Liabilities in excess of other assets	(0.3)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

39

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	10 days

Portfolio composition[2]
Municipal bonds	90.1%
Tax-exempt commercial paper	9.8
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

40

Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Certificates of deposit—9.7%
Banking-non-U.S.—7.8%
MUFG Bank Ltd. 0.190%, due 10/05/21	$45,000,000	$45,002,956
Oversea-Chinese Banking Corp. Ltd. 0.290%, due 06/21/21	44,000,000	44,011,620
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.300%, due 06/16/21[1]	32,000,000	32,017,745
Skandinaviska Enskilda Banken AB 0.250%, due 05/13/21	63,000,000	63,003,865
0.250%, due 06/01/21	63,000,000	63,009,402
Sumitomo Mitsui Banking Corp. 0.170%, due 08/24/21	50,000,000	50,000,636
0.180%, due 07/26/21	54,000,000	54,005,471
0.270%, due 05/18/21	63,000,000	63,006,013
Sumitomo Mitsui Trust Bank Ltd. 0.260%, due 05/11/21	66,000,000	66,003,891
0.270%, due 05/12/21	40,000,000	40,002,679
0.270%, due 05/18/21	50,000,000	50,004,773
Svenska Handelsbanken
3 mo. USD LIBOR + 0.050%, 0.240%, due 05/28/21[1]	35,000,000	35,005,684
Toronto-Dominion Bank
3 mo. USD LIBOR + 0.100%, 0.282%, due 05/20/21[1]	85,000,000	85,028,038

		690,102,773

Banking-U.S.—1.9%
Cooperatieve Centrale
3 mo. USD LIBOR + 0.010%, 0.200%, due 06/21/21[1]	50,000,000	49,999,998
0.250%, due 08/16/21	64,000,000	64,019,158
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.050%, 0.243%, due 05/06/21[1]	52,000,000	52,009,299

		166,028,455
Total certificates of deposit (cost—$856,000,000)		856,131,228

Commercial paper[2]—64.5%
Asset backed-miscellaneous—15.7%
Barton Capital SA 0.080%, due 05/03/21	5,000,000	4,999,969
Chariot Funding LLC 0.220%, due 07/09/21	59,000,000	58,982,447
Fairway Finance Co. LLC 0.170%, due 09/03/21	60,000,000	59,965,140
0.180%, due 10/08/21	22,000,000	21,983,274
0.180%, due 11/05/21	44,000,000	43,960,037
0.220%, due 05/13/21	33,000,000	32,998,868
0.250%, due 06/03/21	60,000,000	59,991,784
Liberty Street Funding LLC 0.010%, due 05/03/21	90,000,000	89,999,595
0.150%, due 08/05/21	35,000,000	34,984,817
0.155%, due 08/03/21	25,000,000	24,989,379

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
LMA Americas LLC 0.170%, due 08/05/21	$30,000,000	$29,986,986
0.180%, due 10/07/21	42,000,000	41,968,266
0.190%, due 10/08/21	19,000,000	18,985,555
0.200%, due 05/11/21	6,000,000	5,999,835
0.250%, due 05/17/21	63,000,000	62,996,817
0.260%, due 05/20/21	50,000,000	49,996,750
0.270%, due 06/02/21	21,100,000	21,097,602
Nieuw Amsterdam Receivables Corp. 0.040%, due 05/04/21	80,372,000	80,371,500
Old Line Funding LLC 0.180%, due 09/01/21	39,000,000	38,979,044
0.190%, due 09/10/21	30,000,000	29,982,599
0.230%, due 10/26/21	50,000,000	49,960,222
0.240%, due 10/15/21	82,000,000	81,938,773
0.270%, due 08/16/21	50,000,000	49,977,050
0.290%, due 07/09/21	45,000,000	44,987,487
Starbird Funding Corp. 0.070%, due 05/03/21	29,400,000	29,399,819
0.150%, due 07/09/21	20,000,000	19,994,050
Thunder Bay Funding LLC 0.180%, due 08/16/21	30,000,000	29,986,050
0.190%, due 10/04/21	50,000,000	49,962,930
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.090%, 0.205%, due 05/04/21[1,3]	43,000,000	43,000,000
1 mo. USD LIBOR + 0.110%, 0.221%, due 05/06/21[1,3]	44,000,000	44,000,000
Victory Receivables Corp. 0.050%, due 05/03/21	71,006,000	71,005,680
0.200%, due 05/03/21	59,000,000	58,999,734

		1,386,432,059

Banking-non-U.S.—46.1%
ANZ New Zealand International Ltd. 0.190%, due 11/29/21	31,000,000	30,973,588
0.200%, due 12/21/21	31,000,000	30,968,836
3 mo. USD LIBOR + 0.010%, 0.213%, due 05/10/21[1,3]	22,000,000	22,000,000
0.260%, due 08/18/21	40,000,000	39,984,478
ASB Finance Ltd. 0.220%, due 11/24/21	67,000,000	66,938,449
0.230%, due 05/17/21	33,000,000	32,999,205
0.240%, due 05/12/21	64,000,000	63,999,019
0.250%, due 06/11/21	63,000,000	62,994,708
0.250%, due 07/07/21	60,000,000	59,989,460
Bank of Nova Scotia 0.230%, due 04/07/22	24,750,000	24,702,270
BNZ International Funding Ltd. 0.220%, due 08/06/21	46,000,000	45,986,852
BPCE SA 0.180%, due 09/01/21	50,000,000	49,975,200
Caisse des Depots et Consignations 0.180%, due 01/14/22	25,000,000	24,968,345

41

Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
Canadian Imperial Bank of Commerce 0.200%, due 07/07/21	$46,000,000	$45,990,616
0.230%, due 04/04/22	37,000,000	36,922,652
3 mo. USD LIBOR + 0.050%, 0.243%, due 05/06/21[1,3]	79,000,000	79,010,090
3 mo. USD LIBOR + 0.070%, 0.272%, due 05/04/21[1,3]	79,000,000	79,013,819
Credit Industriel et Commercial 0.240%, due 05/24/21	62,000,000	61,997,230
DBS Bank Ltd. 0.140%, due 05/03/21	25,000,000	24,999,875
0.170%, due 08/23/21	51,000,000	50,974,422
0.180%, due 10/01/21	40,000,000	39,971,253
0.250%, due 05/19/21	85,000,000	84,996,456
Dexia Credit Local SA 0.210%, due 05/06/21	48,000,000	47,999,520
0.250%, due 06/08/21	60,000,000	59,994,215
Erste Abwicklungsanstalt 0.150%, due 06/04/21	50,000,000	49,995,868
Erste Finance LLC 0.070%, due 05/04/21	180,000,000	179,996,999
0.070%, due 05/06/21	115,000,000	114,997,125
Federation des Caisses Desjardins du Quebec 0.050%, due 05/03/21	220,000,000	219,998,900
0.050%, due 05/04/21	121,000,000	120,999,193
Mitsubishi UFJ Trust & Banking Corp. 0.170%, due 07/01/21	50,000,000	49,989,580
0.180%, due 09/01/21	30,000,000	29,982,123
0.185%, due 09/01/21	50,000,000	49,970,206
0.190%, due 08/02/21	50,000,000	49,981,200
0.210%, due 07/12/21	40,000,000	39,989,537
Mizuho Bank Ltd. 0.165%, due 08/10/21	40,000,000	39,979,147
0.175%, due 07/06/21	40,000,000	39,988,908
0.190%, due 05/25/21	64,000,000	63,994,978
0.190%, due 06/01/21	101,000,000	100,990,752
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.000%, 0.198%, due 05/14/21[1,3]	70,000,000	70,000,777
National Bank of Canada 0.170%, due 08/16/21	43,750,000	43,732,675
0.170%, due 09/01/21	50,000,000	49,975,372
0.220%, due 07/06/21	78,000,000	77,983,742
Natixis SA 0.260%, due 05/17/21	62,000,000	61,997,540
NRW Bank 0.035%, due 05/05/21	100,000,000	99,999,306
0.040%, due 05/04/21	235,000,000	234,998,693
Oversea-Chinese Banking Corp. Ltd. 0.180%, due 10/01/21	51,000,000	50,960,512
0.270%, due 08/17/21	63,000,000	62,971,578
Skandinaviska Enskilda Banken AB 0.180%, due 10/05/21	45,000,000	44,967,807
0.180%, due 11/18/21	45,000,000	44,956,570
0.190%, due 08/19/21	43,000,000	42,981,836

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Societe Generale SA 0.020%, due 05/06/21	$117,000,000	$116,998,830
0.050%, due 05/03/21	15,000,000	14,999,925
Sumitomo Mitsui Banking Corp. 0.160%, due 08/13/21	20,050,000	20,041,520
Sumitomo Mitsui Trust Bank Ltd. 0.190%, due 05/25/21	80,000,000	79,995,500
0.190%, due 08/23/21	30,000,000	29,985,146
Svenska Handelsbanken 0.160%, due 08/23/21	50,000,000	49,979,555
0.210%, due 12/16/21	35,000,000	34,960,421
0.230%, due 06/01/21	36,750,000	36,747,354
0.250%, due 08/12/21	64,000,000	63,976,889
Toronto-Dominion Bank 0.060%, due 05/04/21	90,000,000	89,999,200
United Overseas Bank Ltd. 0.250%, due 05/28/21	60,000,000	59,996,314
0.280%, due 09/27/21	65,000,000	64,952,604
Westpac Banking Corp. 0.180%, due 12/01/21	45,000,000	44,946,788
3 mo. USD LIBOR + 0.020%, 0.210%, due 11/24/21[1,3]	45,000,000	44,999,999
Westpac Securities NZ Ltd. 0.200%, due 07/08/21	46,000,000	45,988,009
3 mo. USD LIBOR + 0.010%, 0.205%, due 05/05/21[1,3]	58,000,000	58,000,097

		4,061,299,633

Banking-U.S.—2.7%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.010%, 0.186%, due 07/26/21[1,3]	40,000,000	40,000,000
3 mo. USD LIBOR + 0.010%, 0.215%, due 05/03/21[1,3]	42,000,000	42,000,000
Collateralized Commercial Paper FLEX Co. LLC 0.190%, due 10/19/21	35,000,000	34,969,064
0.250%, due 07/09/21	25,000,000	24,992,562
0.270%, due 06/08/21	6,000,000	5,999,142
Collateralized Commercial Paper V Co. LLC 0.200%, due 10/04/21	13,000,000	12,990,078
0.220%, due 10/29/21	79,000,000	78,924,116

		239,874,962
Total commercial paper (cost—$5,687,160,781)		5,687,606,654

Time deposits—8.4%
Banking-non-U.S.—8.4%
ABN AMRO Bank N.V. 0.050%, due 05/03/21	360,000,000	360,000,000
Credit Agricole Corporate & Investment Bank 0.030%, due 05/03/21	118,000,000	118,000,000
Mizuho Bank Ltd. 0.050%, due 05/03/21	85,000,000	85,000,000
Natixis SA 0.020%, due 05/03/21	180,000,000	180,000,000
Total time deposits (cost—$743,000,000)		743,000,000

42

Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Repurchase agreements—17.4%
Repurchase agreement dated 04/30/21 with Barclays Bank PLC, 0.010% due 05/03/21, collateralized by $97,065,829 Federal Home Loan Mortgage Corp. obligations, 2.500% to 3.500% due 06/01/47 to 03/01/51 and $371,669,956 Federal National Mortgage Association obligations, 2.500% to 4.500% due 05/01/35 to 03/01/40; (value—$204,000,000); proceeds: $200,000,167	$200,000,000	$200,000,000
Repurchase agreement dated 04/30/21 with BNP Paribas SA, 0.140% due 05/03/21, collateralized by $56,269,186 various asset-backed convertible bonds, 2.436% to 6.580% due 03/15/22 to 04/22/52; (value—$53,496,135); proceeds: $50,000,583	50,000,000	50,000,000
Repurchase agreement dated 04/30/21 with BNP Paribas SA, 0.180% due 05/03/21, collateralized by $189,908,361 various asset-backed convertible bonds, 0.586% to 6.750% due 07/01/21 to 03/25/36; (value—$32,191,636); proceeds: $30,000,450[5]	30,000,000	30,000,000
Repurchase agreement dated 04/30/21 with J.P. Morgan Securities LLC, 0.010% due 05/03/21, collateralized by $76,812,096 Federal Home Loan Mortgage Corp. obligations, 2.834% to 4.000% due 12/01/37 to 10/15/47 and $369,902,082 Federal National Mortgage Association obligations, 2.112% to 4.000% due 12/01/33 to 02/01/51; (value—$306,000,000); proceeds: $300,000,250	300,000,000	300,000,000
Repurchase agreement dated 04/20/21 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/21, collateralized by $172,429,417 Federal Home Loan Mortgage Corp. obligations, 2.000% to 4.500% due 05/01/35 to 04/01/51 and $160,064,348 Federal National Mortgage Association obligations, 2.000% to 6.000% due 09/01/25 to 11/01/56; (value—$204,000,000); proceeds: $200,001,111[4]	200,000,000	200,000,000
Repurchase agreement dated 04/27/21 with J.P. Morgan Securities LLC, 0.250% due 05/04/21, collateralized by $65,080,000 asset-backed convertible bond, 2.000% due 08/15/22; (value—$77,000,487); proceeds: $70,003,403	70,000,000	70,000,000
Repurchase agreement dated 04/28/20 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.280% due 05/07/21, collateralized by $78,598,066 various asset-backed convertible bonds, 4.000% to 10.000% due 10/15/21 to 10/01/40; (value—$81,000,001); proceeds: $75,214,083[4]	75,000,000	75,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/01/21 with J.P. Morgan Securities LLC, OBFR + 0.33%, 0.380% due 06/04/21, collateralized by $67,298,000 various asset-backed convertible bonds, zero coupon to 4.000% due 06/15/24 to 12/15/25; (value—$82,500,545); proceeds: $75,022,958[4]	$75,000,000	$75,000,000
Repurchase agreement dated 04/30/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.010% due 05/03/21, collateralized by $425,089,324 Government National Mortgage Association obligation, 3.000% due 08/20/49; (value—$204,000,000); proceeds: $200,000,167	200,000,000	200,000,000
Repurchase agreement dated 04/20/21 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.25%, 0.300% due 06/04/21, collateralized by $39,020,456 various asset-backed convertible bonds, 0.486% to 6.500% due 05/15/28 to 09/20/45; (value—$26,750,000); proceeds: $25,002,083[4]	25,000,000	25,000,000
Repurchase agreement dated 04/01/21 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.700% due 08/03/21, collateralized by $52,226,000 various asset-backed convertible bonds, zero coupon to 2.000% due 08/15/23 to 06/15/27; (value—$80,250,338); proceeds: $75,042,292[4]	75,000,000	75,000,000
Repurchase agreement dated 04/01/21 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.700% due 08/03/21, collateralized by $165,392,000 shares of various asset-backed convertible bonds, zero coupon to 6.750% due 03/15/23 to 09/30/46; (value—$251,450,117); proceeds: $235,132,514[4]	235,000,000	235,000,000
Total repurchase agreements (cost—$1,535,000,000)		1,535,000,000
Total investments (cost—$8,821,160,781 which approximates cost for federal income tax purposes)—100.0%		8,821,737,882

Other assets in excess of liabilities—0.00%†		1,371,247
Net assets—100.0%		$8,823,109,129

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

43

Prime Master Fund

Portfolio of investments—April 30, 2021

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$856,131,228	$—	$856,131,228
Commercial paper	—	5,687,606,654	—	5,687,606,654
Time deposits	—	743,000,000	—	743,000,000
Repurchase agreements	—	1,535,000,000	—	1,535,000,000
Total	$—	$8,821,737,882	$—	$8,821,737,882

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $ 522,024,782, represented 5.9% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2021.

[5]	Collateral includes perpetual investments, maturity dates shown reflect the next call date for the perpetual investments.

See accompanying notes to financial statements.

44

ESG Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Certificates of deposit—3.5%
Banking-non-U.S.—2.7%
MUFG Bank Ltd. 0.190%, due 10/05/21	$2,500,000	$2,500,164
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.300%, due 06/16/21[1]	2,000,000	2,001,109
Skandinaviska Enskilda Banken AB 0.250%, due 05/13/21	2,000,000	2,000,123
0.250%, due 06/01/21	2,000,000	2,000,298
Sumitomo Mitsui Banking Corp. 0.180%, due 07/26/21	2,000,000	2,000,203
3 mo. USD LIBOR + 0.010%, 0.212%, due 07/01/21[1]	2,000,000	2,000,000
Svenska Handelsbanken
3 mo. USD LIBOR + 0.010%, 0.202%, due 05/17/21[1]	2,000,000	1,999,893
3 mo. USD LIBOR + 0.050%, 0.240%, due 05/28/21[1]	1,500,000	1,500,243

		16,002,033

Banking-U.S.—0.8%
Cooperatieve Centrale
3 mo. USD LIBOR + 0.010%, 0.200%, due 06/21/21[1]	3,000,000	3,000,000
0.250%, due 08/16/21	2,000,000	2,000,599

		5,000,599
Total certificates of deposit (cost—$21,000,000)		21,002,632

Commercial paper[2]—64.8%
Asset backed-miscellaneous—20.9%
Atlantic Asset Securitization LLC 0.040%, due 05/03/21	1,500,000	1,499,991
0.158%, due 07/22/21	6,000,000	5,997,814
0.161%, due 08/05/21	2,500,000	2,498,915
1 mo. USD LIBOR + 0.080%, 0.195%, due 05/18/21[1,3]	2,000,000	2,000,175
Barton Capital SA 0.081%, due 05/03/21	1,000,000	999,994
Chariot Funding LLC 0.106%, due 05/10/21	4,000,000	3,999,882
0.153%, due 07/09/21	2,000,000	1,999,405
Fairway Finance Co. LLC 0.095%, due 05/13/21	1,000,000	999,966
0.145%, due 06/03/21	1,500,000	1,499,795
0.170%, due 10/08/21	1,000,000	999,240
0.173%, due 11/05/21	3,000,000	2,997,275
0.183%, due 11/15/21	2,750,000	2,747,325
Gotham Funding Corp. 0.050%, due 05/07/21	4,000,000	3,999,961
Liberty Street Funding LLC 0.161%, due 08/04/21	5,000,000	4,997,853
LMA Americas LLC 0.074%, due 05/03/21	1,000,000	999,994
0.090%, due 05/11/21	1,750,000	1,749,952
0.107%, due 05/17/21	1,500,000	1,499,924
0.132%, due 06/08/21	2,000,000	1,999,714

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
0.155%, due 07/15/21	$5,000,000	$4,998,364
0.162%, due 08/09/21	2,000,000	1,999,091
0.167%, due 09/08/21	2,000,000	1,998,785
Manhattan Asset Funding Co. LLC 0.153%, due 07/08/21	5,500,000	5,498,387
Nieuw Amsterdam Receivables Corp. 0.100%, due 05/28/21	7,000,000	6,999,456
0.127%, due 07/27/21	3,000,000	2,998,907
0.137%, due 06/25/21	7,000,000	6,998,508
Old Line Funding LLC 0.142%, due 07/06/21	2,500,000	2,499,339
0.143%, due 07/09/21	2,000,000	1,999,444
0.156%, due 09/01/21	2,000,000	1,998,925
0.160%, due 10/15/21	2,000,000	1,998,507
0.162%, due 11/01/21	2,500,000	2,497,919
Thunder Bay Funding LLC 0.113%, due 06/09/21	5,000,000	4,999,372
0.135%, due 07/14/21	2,000,000	1,999,437
0.137%, due 07/19/21	1,000,000	999,696
0.155%, due 08/16/21	2,000,000	1,999,070
0.170%, due 10/04/21	2,000,000	1,998,517
0.172%, due 11/01/21	2,000,000	1,998,232
Versailles Commercial Paper LLC 0.063%, due 05/05/21	3,000,000	2,999,974
0.125%, due 06/03/21	2,250,000	2,249,734
0.152%, due 07/06/21	5,000,000	4,998,586
0.161%, due 08/02/21	5,000,000	4,997,898
1 mo. USD LIBOR + 0.110%, 0.221%, due 05/06/21[1,3]	2,000,000	2,000,000
Victory Receivables Corp. 0.054%, due 05/03/21	2,000,000	1,999,991
0.140%, due 07/21/21	5,500,000	5,498,246
0.140%, due 07/27/21	3,000,000	2,998,973

		127,710,533

Banking-non-U.S.—41.7%
ANZ New Zealand International Ltd. 0.127%, due 08/18/21	1,000,000	999,612
0.144%, due 11/29/21	2,000,000	1,998,296
0.154%, due 12/21/21	2,000,000	1,997,989
3 mo. USD LIBOR + 0.010%, 0.213%, due 05/10/21[1,3]	1,000,000	1,000,000
ASB Finance Ltd. 0.046%, due 05/12/21	2,000,000	1,999,969
0.093%, due 07/07/21	3,100,000	3,099,455
0.122%, due 09/01/21	2,000,000	1,999,160
0.148%, due 10/22/21	2,000,000	1,998,561
Banque et Caisse d Epargne de l Etat 0.108%, due 08/16/21	6,000,000	5,998,056
0.137%, due 10/01/21	2,000,000	1,998,828
BNZ International Funding Ltd. 0.105%, due 08/06/21	2,000,000	1,999,428
BPCE SA 0.144%, due 09/01/21	2,500,000	2,498,760
Canadian Imperial Bank of Commerce 0.108%, due 07/07/21	2,000,000	1,999,592
0.145%, due 09/13/21	2,000,000	1,998,904
0.222%, due 04/04/22	2,500,000	2,494,774

45

ESG Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
3 mo. USD LIBOR + 0.070%, 0.272%, due 05/04/21[1,3]	$1,000,000	$1,000,175
DBS Bank Ltd. 0.079%, due 05/19/21	1,000,000	999,958
0.157%, due 08/23/21	2,000,000	1,998,997
0.168%, due 10/01/21	2,500,000	2,498,203
Dexia Credit Local SA 0.060%, due 05/06/21	1,000,000	999,990
0.089%, due 06/08/21	2,000,000	1,999,807
Erste Abwicklungsanstalt 0.085%, due 06/04/21	5,000,000	4,999,587
Erste Finance LLC 0.150%, due 05/06/21	14,000,000	13,999,650
Federation des Caisses Desjardins du Quebec
0.060%, due 05/03/21	7,500,000	7,499,963
0.060%, due 05/04/21	7,000,000	6,999,953
0.090%, due 06/09/21	7,500,000	7,499,250
Kreditanstalt fuer Wiederaufbau 0.180%, due 01/26/22	2,000,000	1,997,290
Mitsubishi UFJ Trust & Banking Corp. 0.100%, due 05/25/21	2,250,000	2,249,844
0.121%, due 07/01/21	3,000,000	2,999,375
0.129%, due 07/12/21	1,500,000	1,499,608
0.147%, due 08/05/21	2,000,000	1,999,208
0.173%, due 09/01/21	2,500,000	2,498,510
Mizuho Bank Ltd. 0.103%, due 06/01/21	2,000,000	1,999,817
0.124%, due 05/21/21	2,750,000	2,749,801
National Australia Bank Ltd. 0.091%, due 06/02/21	5,000,000	4,999,583
National Bank of Canada 0.111%, due 07/02/21	2,500,000	2,499,514
0.112%, due 07/06/21	3,000,000	2,999,375
0.123%, due 08/02/21	2,000,000	1,999,358
0.128%, due 08/10/21	2,500,000	2,499,093
Nationwide Building Society 0.089%, due 05/10/21	11,500,000	11,499,716
0.124%, due 05/25/21	5,000,000	4,999,569
Natixis SA 0.084%, due 05/17/21	2,000,000	1,999,921
Nordea Bank Abp 0.106%, due 07/15/21	2,000,000	1,999,552
0.126%, due 08/17/21	2,250,000	2,249,142
0.129%, due 08/26/21	11,000,000	10,995,349
NRW Bank 0.059%, due 05/14/21	5,000,000	4,999,885
Oversea-Chinese Banking Corp. Ltd. 0.095%, due 06/14/21	6,000,000	5,999,288
0.173%, due 09/16/21	2,000,000	1,998,664
0.181%, due 10/01/21	2,000,000	1,998,451
0.194%, due 12/08/21	2,000,000	1,997,607
Royal Bank of Canada 0.083%, due 06/22/21	1,240,000	1,239,849
Skandinaviska Enskilda Banken AB 0.080%, due 05/19/21	4,500,000	4,499,810
0.080%, due 05/21/21	1,000,000	999,953
0.115%, due 07/06/21	2,500,000	2,499,465

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(concluded)
0.175%, due 12/10/21	$2,500,000	$2,497,278
0.178%, due 01/05/22	2,000,000	1,997,528
Societe Generale SA 0.060%, due 05/06/21	10,000,000	9,999,900
Sumitomo Mitsui Banking Corp. 0.092%, due 06/02/21	6,000,000	5,999,494
0.141%, due 08/09/21	5,500,000	5,497,824
Sumitomo Mitsui Trust Bank Ltd. 0.067%, due 05/17/21	2,000,000	1,999,937
0.067%, due 05/17/21	4,000,000	3,999,873
0.074%, due 05/21/21	4,000,000	3,999,827
0.085%, due 05/27/21	3,000,000	2,999,809
0.102%, due 06/17/21	2,000,000	1,999,728
0.119%, due 07/12/21	2,000,000	1,999,517
Svenska Handelsbanken 0.075%, due 05/19/21	1,000,000	999,960
0.125%, due 08/12/21	2,000,000	1,999,278
0.127%, due 08/19/21	2,000,000	1,999,217
0.139%, due 10/06/21	2,500,000	2,498,465
0.172%, due 11/19/21	1,800,000	1,798,295
0.177%, due 12/16/21	2,000,000	1,997,738
Toronto-Dominion Bank 0.083%, due 05/10/21	1,750,000	1,749,960
0.153%, due 10/07/21	3,000,000	2,997,960
3 mo. USD LIBOR + 0.030%, 0.220%, due 06/16/21[1,3]	2,000,000	2,000,000
United Overseas Bank Ltd. 0.079%, due 05/28/21	1,000,000	999,939
0.083%, due 06/02/21	3,000,000	2,999,772
0.105%, due 06/24/21	2,000,000	1,999,679
0.175%, due 09/27/21	1,000,000	999,271
Westpac Banking Corp. 0.194%, due 11/15/21	2,000,000	1,997,855
0.195%, due 11/18/21	2,000,000	1,997,812
Westpac Securities NZ Ltd. 0.136%, due 07/08/21	2,000,000	1,999,479
0.194%, due 11/15/21	2,000,000	1,997,855
3 mo. USD LIBOR + 0.010%, 0.205%, due 05/05/21[1,3]	1,000,000	1,000,002

		254,566,766

Banking-U.S.—2.2%
Bedford Row Funding Corp. 0.176%, due 01/03/22	1,500,000	1,498,182
3 mo. USD LIBOR + 0.010%, 0.215%, due 05/03/21[1,3]	2,000,000	2,000,000
3 mo. USD LIBOR + 0.050%, 0.237%, due 06/21/21[1,3]	1,000,000	1,000,077
Collateralized Commercial Paper FLEX Co. LLC 0.110%, due 05/18/21	1,000,000	999,945
0.132%, due 06/08/21	1,000,000	999,857
0.181%, due 10/13/21	2,000,000	1,998,331
Collateralized Commercial Paper V Co. LLC 0.175%, due 10/04/21	2,500,000	2,498,092

46

ESG Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-U.S.—(concluded)
Cooperatieve Rabobank UA 0.169%, due 11/29/21	$2,500,000	$2,497,500

		13,491,984
Total commercial paper (cost—$395,749,303)		395,769,283

Time deposits—9.0%
Banking-non-U.S.—9.0%
Credit Agricole Corporate & Investment Bank 0.030%, due 05/03/21	15,000,000	15,000,000
Mizuho Bank Ltd. 0.050%, due 05/03/21	20,000,000	20,000,000
Natixis 0.020%, due 05/03/21	20,000,000	20,000,000
Total time deposits (cost—$55,000,000)		55,000,000

Repurchase agreements—22.6%
Repurchase agreement dated 04/01/21 with J.P. Morgan Securities LLC, OBFR + 0.33%, 0.380% due 06/04/21, collateralized by $783,811 various asset-backed convertible bonds, zero coupon to 8.00% due 09/15/21 to 12/01/50; (value—$1,135,198); proceeds: $1,000,306[4,5]	1,000,000	1,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.010% due 05/03/21, collateralized by $138,871,800 U.S. Treasury Note, 0.500% due 03/15/23; (value—$139,740,088); proceeds: $137,000,114	$137,000,000	$137,000,000
Total repurchase agreements (cost—$138,000,000)		138,000,000
Total investments (cost—$609,749,303 which approximates cost for federal income tax purposes)—99.9%		609,771,915

Other assets in excess of liabilities—0.1%		736,175
Net assets—100.0%		$610,508,090

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$21,002,632	$—	$21,002,632
Commercial paper	—	395,769,283	—	395,769,283
Time deposits	—	55,000,000	—	55,000,000
Repurchase agreements	—	138,000,000	—	138,000,000
Total	$—	$609,771,915	$—	$609,771,915

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $12,000,429, represented 2.0% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2021.

[5]	Collateral includes perpetual investments, maturity dates shown reflect the next call date for the perpetual investments.

See accompanying notes to financial statements.

47

Government Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
U.S. government agency obligations—34.1%
Federal Farm Credit Bank
SOFR + 0.035%, 0.045%, due 05/01/21[1]	$27,000,000	$27,000,000
SOFR + 0.050%, 0.060%, due 05/01/21[1]	23,000,000	23,000,000
0.060%, due 02/10/22	45,000,000	44,996,392
SOFR + 0.055%, 0.065%, due 05/01/21[1]	5,500,000	5,500,000
SOFR + 0.060%, 0.070%, due 05/01/21[1]	2,000,000	2,000,000
0.100%, due 10/08/21	67,500,000	67,492,207
SOFR + 0.110%, 0.120%, due 05/01/21[1]	78,000,000	78,000,000
0.120%, due 05/20/21[2]	125,000,000	124,992,917
0.130%, due 05/06/21[2]	25,000,000	24,999,729
0.150%, due 05/26/21	55,000,000	54,999,758
SOFR + 0.160%, 0.170%, due 05/01/21[1]	35,000,000	35,000,000
Federal Home Loan Bank 0.009%, due 05/12/21[2]	150,000,000	149,999,662
0.010%, due 05/28/21[2]	77,000,000	76,999,465
0.018%, due 07/09/21[2]	172,000,000	171,994,238
0.018%, due 07/16/21[2]	79,000,000	78,997,077
SOFR + 0.010%, 0.020%, due 05/03/21[1]	231,000,000	231,000,000
0.020%, due 07/28/21[2]	60,000,000	59,997,133
SOFR + 0.015%, 0.025%, due 05/03/21[1]	186,000,000	186,000,000
0.025%, due 08/19/21	78,000,000	77,999,317
0.025%, due 08/25/21[2]	28,600,000	28,597,736
0.034%, due 05/21/21[2]	89,000,000	88,998,487
0.039%, due 05/12/21[2]	45,000,000	44,999,561
0.040%, due 05/17/21[2]	90,000,000	89,998,600
0.050%, due 06/28/21	66,000,000	66,000,257
0.059%, due 05/05/21[2]	45,000,000	44,999,853
SOFR + 0.050%, 0.060%, due 05/03/21[1]	100,000,000	100,000,000
SOFR + 0.055%, 0.065%, due 05/03/21[1]	100,000,000	100,000,000
SOFR + 0.060%, 0.070%, due 05/03/21[1]	25,000,000	25,000,000
0.090%, due 06/18/21[2]	13,000,000	12,998,505
SOFR + 0.090%, 0.100%, due 05/03/21[1]	46,000,000	46,000,000
0.104%, due 05/14/21[2]	53,500,000	53,498,300
SOFR + 0.150%, 0.160%, due 05/03/21[1]	116,000,000	116,000,000
0.185%, due 06/24/21[2]	52,000,000	51,986,104
Federal Home Loan Mortgage Corp.
SOFR + 0.095%, 0.105%, due 05/01/21[1]	67,000,000	67,000,000
SOFR + 0.100%, 0.110%, due 05/01/21[1]	181,000,000	181,000,000
SOFR + 0.190%, 0.200%, due 05/01/21[1]	115,000,000	115,000,000

	Face amount	Value
U.S. government agency obligations—(concluded)
Federal National Mortgage Association
SOFR + 0.130%, 0.140%, due 05/01/21[1]	$90,000,000	$90,000,482
SOFR + 0.180%, 0.190%, due 05/01/21[1]	115,000,000	115,000,000
2.750%, due 06/22/21	51,775,000	51,958,639
Total U.S. government agency obligations (cost—$3,010,004,419)		3,010,004,419

U.S. Treasury obligations—43.9%
U.S. Cash Management Bill 0.021%, due 08/31/21[2]	77,000,000	76,994,655
0.022%, due 08/10/21[2]	75,000,000	74,995,566
0.025%, due 08/17/21[2]	57,000,000	56,995,804
0.030%, due 08/03/21[2]	65,000,000	64,995,017
0.034%, due 06/29/21[2]	85,000,000	84,994,055
0.053%, due 07/13/21[2]	155,000,000	154,984,025
0.056%, due 07/20/21[2]	74,000,000	73,991,182
0.069%, due 06/22/21[2]	150,000,000	149,986,806
0.081%, due 07/06/21[2]	97,000,000	96,986,204
U.S. Treasury Bills 0.025%, due 07/22/21[2]	64,000,000	63,996,445
0.033%, due 06/10/21[2]	157,000,000	156,995,317
0.036%, due 10/28/21[2]	89,000,000	88,984,598
0.041%, due 10/14/21[2]	62,000,000	61,988,702
0.041%, due 10/21/21[2]	97,000,000	96,981,570
0.044%, due 06/01/21[2]	86,000,000	85,997,021
0.050%, due 05/27/21[2]	216,000,000	215,993,997
0.061%, due 06/03/21[2]	80,000,000	79,995,867
0.062%, due 05/11/21[2]	136,000,000	135,998,224
0.066%, due 06/08/21[2]	125,000,000	124,991,750
0.069%, due 07/29/21[2]	207,000,000	206,965,110
0.072%, due 06/17/21[2]	170,000,000	169,985,482
0.079%, due 05/18/21[2]	150,000,000	149,996,308
0.081%, due 05/20/21[2]	174,000,000	173,994,078
0.087%, due 05/13/21[2]	244,000,000	243,994,665
0.089%, due 06/15/21[2]	73,000,000	72,992,327
0.089%, due 07/08/21[2]	76,000,000	75,987,739
0.090%, due 05/04/21[2]	70,000,000	69,999,830
0.091%, due 05/25/21[2]	87,000,000	86,995,215
0.092%, due 05/06/21[2]	244,000,000	243,998,233
0.097%, due 07/15/21[2]	62,000,000	61,997,485
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.114%, 0.134%, due 05/01/21[1]	70,000,000	70,007,723
3 mo.Treasury money market yield + 0.220%, 0.240%, due 05/01/21[1]	143,000,000	142,984,892
3 mo.Treasury money market yield + 0.300%, 0.320%, due 05/01/21[1]	97,000,000	97,029,059
1.875%, due 01/31/22	38,000,000	38,516,903
1.875%, due 02/28/22	19,000,000	19,286,221
Total U.S. Treasury obligations (cost—$3,871,578,075)		3,871,578,075

48

Government Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Repurchase agreements—22.9%
Repurchase agreement dated 04/01/21 with J.P. Morgan Securities LLC, OBFR + 0.22%, 0.270% due 07/29/21, collateralized by $429,390,899 Federal National Mortgage Association obligations, 3.000% to 4.500% due 02/25/35 to 11/25/50 and $91,399,130 Government National Mortgage Association obligations, 4.634% to 5.984% due 05/20/37 to 12/20/48; (value—$103,000,000); proceeds: $100,021,750[3]	$100,000,000	$100,000,000
Repurchase agreement dated 04/20/21 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/21, collateralized by $45,381,312 Federal Home Loan Mortgage Corp. obligations, 2.500% to 5.500% due 12/01/26 to 05/01/51 and $302,703,628 Federal National Mortgage Association obligations, 2.000% to 5.000% due 03/01/28 to 05/01/51; (value—$306,000,000); proceeds: $300,001,667[3]	300,000,000	300,000,000
Repurchase agreement dated 04/30/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.010% due 05/03/21, collateralized by $214,040,981 Federal National Mortgage Association obligations, 2.000% to 3.000% due 06/01/50 to 04/01/51 (value—$204,000,000); proceeds: $200,000,167	200,000,000	200,000,000
Repurchase agreement dated 04/30/21 with Toronto-Dominion Bank, 0.010% due 05/03/21, collateralized by $2,503,419 Federal Home Loan Mortgage Corp. obligation, 2.000% due 02/25/51, $260,977,854 Federal National Mortgage Association obligations, 1.500% to 9.000% due 10/01/21 to 02/25/51 and $26,110,898 Government National Mortgage Association obligations, 2.500% to 3.000% due 05/20/45 to 03/20/51; (value—$102,000,000); proceeds: $100,000,083	100,000,000	100,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/27/21 with MUFG Securities Americas Inc., OBFR – 0.01%, 0.040% due 06/04/21, collateralized by $177,593,402 Federal Home Loan Mortgage Corp. obligations, 1.250% to 4.500% due 08/25/31 to 03/25/51 and $98,768,506 Federal National Mortgage Association obligations, 3.000% to 4.000% due 07/01/32 to 12/01/50 and $24,417,388 Government National Mortgage Association obligations, 1.000% to 4.000% due 05/20/39 to 02/20/51; (value—$204,000,000); proceeds: $200,001,667[3]	$200,000,000	$200,000,000
Repurchase agreement dated 04/30/21 with Fixed Income Clearing Corp., 0.005% due 05/03/21, collateralized by $915,871,900 U.S. Treasury Notes, 0.125% to 2.000% due 06/15/22 to 07/31/22; (value—$937,380,082); proceeds: $919,000,383	919,000,000	919,000,000
Repurchase agreement dated 04/30/21 with J.P. Morgan Securities LLC, 0.010% due 05/03/21, collateralized by $201,499,136 Federal National Mortgage Association obligation, 2.000% due 05/01/51; (value—$204,000,166); proceeds: $200,000,167	200,000,000	200,000,000
Total repurchase agreements (cost—$2,019,000,000)		2,019,000,000
Total investments (cost—$8,900,582,494 which approximates cost for federal income tax purposes)—100.9%		8,900,582,494

Liabilities in excess of other assets—(0.9)%		(77,889,638)
Net assets—100.0%		$8,822,692,856

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$3,010,004,419	$—	$3,010,004,419
U.S. Treasury obligations	—	3,871,578,075	—	3,871,578,075
Repurchase agreements	—	2,019,000,000	—	2,019,000,000
Total	$—	$8,900,582,494	$—	$8,900,582,494

49

Government Master Fund

Portfolio of investments—April 30, 2021

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2021.

See accompanying notes to financial statements.

50

Treasury Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
U.S. Treasury obligations—73.2%
U.S. Cash Management Bill 0.030%, due 08/03/21[1]	$250,000,000	$249,980,833
0.023%, due 08/10/21[1]	320,000,000	319,979,760
0.025%, due 08/17/21[1]	226,655,000	226,638,316
0.0292%, due 07/27/21[1]	306,000,000	305,979,192
0.025%, due 08/24/21[1]	266,000,000	265,979,126
0.040%, due 07/20/21[1]	764,000,000	763,941,313
0.021%, due 08/31/21[1]	281,000,000	280,980,494
0.046%, due 07/13/21[1]	931,000,000	930,919,869
0.091%, due 06/29/21[1]	474,325,000	474,274,227
0.067%, due 07/06/21[1]	507,000,000	506,942,560
0.069%, due 06/22/21[1]	404,000,000	403,964,778
U.S. Treasury Bills 0.089%, due 06/15/21[1]	181,000,000	180,980,975
0.012%, due 08/12/21[1]	250,000,000	249,964,229
0.014%, due 06/24/21[1]	307,510,000	307,504,421
0.053%, due 09/16/21[1]	255,000,000	254,949,424
0.020%, due 07/01/21[1]	322,000,000	321,989,445
0.039%, due 09/23/21[1]	300,000,000	299,954,121
0.058%, due 09/09/21[1]	249,000,000	248,949,141
0.041%, due 09/30/21[1]	522,000,000	521,913,001
0.034%, due 10/07/21[1]	262,000,000	261,961,723
0.041%, due 10/14/21[1]	252,000,000	251,954,080
0.041%, due 10/21/21[1]	379,275,000	379,202,938
0.036%, due 10/28/21[1]	354,105,000	354,043,722
0.034%, due 06/10/21[1]	747,070,000	747,046,909
0.050%, due 05/27/21[1]	656,000,000	655,983,523
0.052%, due 06/03/21[1]	507,000,000	506,978,782
0.056%, due 06/08/21[1]	504,000,000	503,977,559
0.062%, due 05/11/21[1]	376,000,000	375,995,103
0.063%, due 05/18/21[1]	1,060,485,000	1,060,473,347
0.064%, due 06/01/21[1]	754,100,000	754,069,693
0.066%, due 07/08/21[1]	485,000,000	484,960,253
0.071%, due 07/29/21[1]	601,895,000	601,800,442
0.071%, due 07/22/21[1]	488,000,000	487,936,774
0.072%, due 05/25/21[1]	521,000,000	520,984,803
0.072%, due 06/17/21[1]	429,000,000	428,963,956
0.077%, due 05/20/21[1]	1,001,000,000	1,000,973,131
0.083%, due 05/04/21[1]	730,000,000	729,998,887
0.084%, due 05/06/21[1]	841,000,000	840,995,413
0.087%, due 05/13/21[1]	625,000,000	624,986,737
0.097%, due 07/15/21[1]	736,000,000	735,882,708
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.034%, 0.054%, due 05/04/21 [2]	250,000,000	250,005,047
3 mo.Treasury money market yield + 0.049%, 0.069%, due 05/01/21 [2]	852,950,000	853,078,669
3 mo.Treasury money market yield + 0.055%, 0.075%, due 05/01/21 [2]	250,000,000	249,996,846
3 mo.Treasury money market yield + 0.114%, 0.134%, due 05/01/21 [2]	1,030,000,000	1,030,220,082

	Face amount	Value
U.S. Treasury obligations—(concluded)
3 mo.Treasury money market yield + 0.154%, 0.174%, due 05/01/21[2]	$250,000,000	$249,936,391
3 mo.Treasury money market yield + 0.220%, 0.240%, due 05/01/21[2]	605,000,000	605,068,510
3 mo.Treasury money market yield + 0.300%, 0.320%, due 05/01/21[2]	486,784,000	486,894,274
1.750%, due 07/31/21	245,000,000	245,999,066
1.875%, due 01/31/22	142,000,000	143,931,585
1.875%, due 02/28/22	71,000,000	72,069,561
2.000%, due 11/15/21	200,000,000	202,036,035
2.625%, due 07/15/21	100,000,000	100,501,184
Total U.S. Treasury obligations (cost—$23,914,692,958)		23,914,692,958

Repurchase agreements—27.6%
Repurchase agreement dated 04/30/21 with Barclays Capital, Inc., 0.010% due 05/03/21, collateralized by $466,757,300 U.S. Treasury Bonds, 3.000% to 4.250% due 11/15/40 to 11/15/45, $866,317,800 U.S. Treasury Inflation Index Notes, 0.125% due 01/15/22 to 04/15/26 and $2,438,404,400 U.S. Treasury Notes, 0.125% to 2.875% due 06/15/21 to 05/15/29; (value—$4,080,000,093); proceeds: $4,000,003,333	4,000,000,000	4,000,000,000
Repurchase agreement dated 04/30/21 with BNP Paribas SA, 0.005% due 05/03/21, collateralized by $73,497,700 U.S. Treasury Inflation Index Bond, 1.000% due 02/15/48, $141,800, U.S. Treasury Inflation Index Note, 0.125% due 01/15/23 and $2,171,500 U.S. Treasury Notes, 0.069% to 2.000% due 09/30/21 to 01/31/23; (value—$102,000,088); proceeds: $100,000,042	100,000,000	100,000,000
Repurchase agreement dated 04/30/21 with Federal Reserve Bank of New York, 0.000% due 05/03/21, collateralized by $481,972,300 U.S. Treasury Notes, 1.500% to 2.500% due 08/15/23 to 02/15/30; (value—$500,000,014); proceeds: $500,000,000	500,000,000	500,000,000
Repurchase agreement dated 04/30/21 with Fixed Income Clearing Corp., 0.005% due 05/03/21, collateralized by $100,000,000 U.S Treasury Bill, Zero Coupon due 03/24/22, $1,012,141,500 U.S. Treasury Inflation Index Notes, 0.125% due 01/15/22 to 04/15/22 and $926,295,300 U.S. Treasury Notes, 1.125% to 2.500% due 02/15/22 to 06/15/22; (value—$2,198,100,100); proceeds: $2,155,000,898	2,155,000,000	2,155,000,000

51

Treasury Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/27/21 with Goldman Sachs & Co., 0.010% due 05/04/21, collateralized by $4,000 U.S. Treasury Bill, zero coupon due 05/20/21 and $205,025,600 U.S. Treasury Notes, 1.250% to 2.000% due 12/31/21 to 04/30/28; (value—$204,000,001); proceeds: $200,000,389	$200,000,000	$200,000,000
Repurchase agreement dated 04/30/21 with JP Morgan Securities LLC, 0.005% due 05/03/21, collateralized by $586,566,400 U.S. Treasury Bill, Zero Coupon due 04/21/22 and $126,485,400 U.S. Treasury Note, 2.000% due 05/31/21; (value—$714,000,117); proceeds: $700,000,292	700,000,000	700,000,000
Repurchase agreement dated 04/29/21 with JP Morgan Securities LLC, 0.005% due 05/06/21, collateralized by $20,974,000 U.S. Treasury Bill, Zero Coupon due 07/27/21, $23,561,830 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/25 and $402,594,300 U.S. Treasury Notes, 1.750% to 2.625% due 01/15/22 to 12/31/23; (value—$459,000,032); proceeds: $450,000,438	450,000,000	450,000,000
Repurchase agreement dated 04/30/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.010% due 05/03/21, collateralized by $21,993,900 U.S. Treasury Note, 1.250% due 03/31/28; (value—$21,930,043); proceeds: $21,500,018	21,500,000	21,500,000
Repurchase agreement dated 04/30/21 with Mizuho Securities USA LLC, 0.005% due 05/03/21, collateralized by $100,669,800 U.S. Treasury Notes, 0.625% to 2.250% due 01/31/22 to 11/30/27; (value—$102,000,052); proceeds: $100,000,042	100,000,000	100,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/21 with MUFG Securities Americas Inc., 0.005% due 05/03/21, collateralized by $9,257,300 U.S. Treasury Bonds Principal STRIPs, zero coupon due 08/15/22, $38,665,000 U.S. Treasury Inflation Index Notes, 0.125% due 01/15/23 to 07/15/30 and $237,336,800 U.S. Treasury Notes, 1.625% to 3.125% due to 05/15/21 to 05/15/28; (value—$306,000,084); proceeds: $300,000,125	$300,000,000	$300,000,000
Repurchase agreement dated 04/30/21 with MUFG Securities Americas Inc., 0.005% due 05/03/21, collateralized by $146,181,200 U.S. Treasury Bonds, 1.875% to 6.375% due 08/15/27 to 02/15/51, $73,727,300 U.S. Treasury Inflation Index Bonds, 0.125% to 3.375% due 04/15/32 to 02/15/51, $36,932,400 U.S. Treasury Inflation Index Notes, 0.125% to 0.750% due 04/15/23 to 07/15/28 and $176,263,900 U.S. Treasury Notes, 0.125% to 3.125% due 05/15/21 to 08/15/30; (value—$510,000,046); proceeds: $500,000,208	500,000,000	500,000,000
Total repurchase agreements (cost—$9,026,500,000)		9,026,500,000
Total investments (cost—$32,941,192,958 which approximates cost for federal income tax purposes)—100.8%		32,941,192,958

Liabilities in excess of other assets—(0.8)%		(266,001,995)
Net assets—100.0%		$32,675,190,963

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$23,914,692,958	$—	$23,914,692,958
Repurchase agreements	—	9,026,500,000	—	9,026,500,000
Total	$—	$32,941,192,958	$—	$32,941,192,958

52

Treasury Master Fund

Portfolio of investments—April 30, 2021

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

53

Prime CNAV Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Certificates of deposit—9.3%
Banking-non-U.S.—7.6%
KBC Bank N.V. 0.060%, due 05/04/21	$20,000,000	$20,000,000
Mizuho Bank Ltd. 0.230%, due 05/04/21	50,000,000	50,000,000
MUFG Bank Ltd. 0.190%, due 10/05/21	20,000,000	20,000,000
Oversea-Chinese Banking Corp. Ltd. 0.290%, due 06/21/21	22,000,000	22,000,000
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.300%, due 06/16/21[1]	31,000,000	31,000,000
Skandinaviska Enskilda Banken AB 0.250%, due 05/13/21	32,000,000	32,000,000
0.250%, due 06/01/21	31,000,000	31,000,000
Sumitomo Mitsui Banking Corp. 0.180%, due 07/26/21	23,000,000	23,000,000
0.180%, due 10/20/21	13,000,000	13,000,000
3 mo. USD LIBOR + 0.010%, 0.212%, due 07/01/21[1]	10,000,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd. 0.260%, due 05/11/21	32,000,000	32,000,000
Svenska Handelsbanken
3 mo. USD LIBOR + 0.050%, 0.240%, due 05/28/21[1]	20,000,000	20,000,000
Toronto-Dominion Bank
3 mo. USD LIBOR + 0.100%, 0.282%, due 05/20/21[1]	35,000,000	35,000,000

		339,000,000

Banking-U.S.—1.7%
Cooperatieve Centrale
3 mo. USD LIBOR + 0.010%, 0.200%, due 06/21/21[1]	20,000,000	20,000,000
0.250%, due 08/16/21	32,000,000	32,000,000
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.050%, 0.243%, due 05/06/21[1]	25,000,000	25,000,000

		77,000,000

Total certificates of deposit (cost—$416,000,000)		416,000,000

Commercial paper[2]—69.7%
Asset backed-miscellaneous—17.9%
Albion Capital Corp. 0.160%, due 07/20/21	53,750,000	53,731,367
Atlantic Asset Securitization LLC 0.170%, due 10/06/21	20,000,000	19,984,833
1 mo. USD LIBOR + 0.080%, 0.195%, due 05/18/21 [1,3]	18,000,000	18,000,000
Chariot Funding LLC 0.153%, due 07/09/21	26,000,000	25,989,354
0.163%, due 08/18/21	26,000,000	25,988,022
Fairway Finance Co. LLC 0.095%, due 05/13/21	16,000,000	15,999,022
0.145%, due 06/03/21	30,000,000	29,993,542
0.168%, due 09/13/21	20,000,000	19,988,178

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
0.170%, due 10/08/21	$10,000,000	$9,992,100
0.173%, due 11/05/21	23,000,000	22,978,610
Liberty Street Funding LLC 0.010%, due 05/03/21	60,000,000	60,000,000
0.161%, due 08/05/21	15,000,000	14,994,125
LMA Americas LLC 0.090%, due 05/11/21	23,000,000	22,999,029
0.090%, due 05/11/21	50,000,000	49,997,778
0.167%, due 09/08/21	10,000,000	9,993,244
0.170%, due 10/07/21	18,000,000	17,985,870
0.170%, due 10/08/21	8,200,000	8,193,162
0.170%, due 10/18/21	15,000,000	14,987,050
Nieuw Amsterdam Receivables Corp. 0.041%, due 05/04/21	30,000,000	29,999,967
Old Line Funding LLC 0.143%, due 07/09/21	20,000,000	19,989,206
0.157%, due 09/10/21	20,000,000	19,986,278
0.158%, due 09/15/21	30,000,000	29,978,625
0.160%, due 10/15/21	16,000,000	15,982,400
0.162%, due 11/01/21	15,500,000	15,484,328
Starbird Funding Corp. 0.153%, due 07/09/21	15,000,000	14,995,812
Thunder Bay Funding LLC 0.137%, due 07/19/21	22,000,000	21,992,471
0.155%, due 08/16/21	35,000,000	34,981,625
0.170%, due 10/04/21	20,000,000	19,983,744
0.172%, due 11/01/21	20,000,000	19,979,778
Versailles Commercial Paper LLC 0.161%, due 08/02/21	45,000,000	44,982,937
1 mo. USD LIBOR + 0.090%, 0.205%, due 05/04/21[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.110%, 0.221%, due 05/06/21[1,3]	20,000,000	20,000,000
Victory Receivables Corp. 0.054%, due 05/03/21	26,000,000	26,000,000

		796,132,457

Banking-non-U.S.—48.9%
ANZ New Zealand International Ltd. 0.127%, due 08/18/21	20,000,000	19,984,544
0.144%, due 11/29/21	17,000,000	16,981,158
0.154%, due 12/21/21	17,000,000	16,978,089
3 mo. USD LIBOR + 0.010%, 0.213%, due 05/10/21[1,3]	10,000,000	10,000,000
ASB Finance Ltd. 0.046%, due 05/12/21	32,000,000	31,998,080
0.051%, due 05/17/21	16,275,000	16,273,544
0.072%, due 06/11/21	32,000,000	31,991,333
0.093%, due 07/07/21	30,000,000	29,986,458
0.122%, due 09/01/21	24,000,000	23,984,270
Bank of Nova Scotia 0.203%, due 04/07/22	11,000,000	10,976,176
BNZ International Funding Ltd. 0.105%, due 08/06/21	21,000,000	20,987,808
BPCE SA 0.176%, due 10/06/21	20,000,000	19,984,400

54

Prime CNAV Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
Caisse des Depots et Consignations 0.180%, due 01/26/22	$20,000,000	$19,971,711
Canadian Imperial Bank of Commerce 0.108%, due 07/07/21	20,000,000	19,992,778
0.222%, due 04/04/22	16,000,000	15,965,653
3 mo. USD LIBOR + 0.050%, 0.243%, due 05/06/21[1,3]	38,000,000	38,000,000
3 mo. USD LIBOR + 0.070%, 0.272%, due 05/04/21[1,3]	38,000,000	38,000,000
Credit Industriel et Commercial 0.067%, due 05/24/21	2,000,000	1,999,720
DBS Bank Ltd. 0.157%, due 08/23/21	23,000,000	22,987,836
0.168%, due 10/01/21	18,000,000	17,986,410
Dexia Credit Local SA 0.060%, due 05/06/21	27,000,000	26,999,527
0.089%, due 06/08/21	30,000,000	29,992,500
0.150%, due 08/03/21	15,000,000	14,995,017
Erste Finance LLC 0.150%, due 05/04/21	120,000,000	119,999,767
0.150%, due 05/06/21	70,000,000	69,999,592
Federation des Caisses Desjardins du Quebec 0.060%, due 05/03/21	112,500,000	112,500,000
0.060%, due 05/04/21	76,000,000	75,999,894
Mitsubishi UFJ Trust & Banking Corp. 0.121%, due 07/01/21	22,000,000	21,993,871
0.135%, due 07/22/21	40,000,000	39,984,889
0.173%, due 09/01/21	20,000,000	19,987,900
MITSUBISHI UFJ, 0.155%, due 08/13/21	30,000,000	29,986,400
Mizuho Bank Ltd. 0.103%, due 06/01/21	49,000,000	48,992,500
0.113%, due 05/25/21	29,000,000	28,996,633
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.000%, 0.198%, due 05/14/21[1,3]	33,000,000	33,000,000
National Bank of Canada 0.112%, due 07/06/21	10,000,000	9,997,511
0.112%, due 07/06/21	34,000,000	33,986,702
0.132%, due 08/16/21	22,000,000	21,989,092
0.143%, due 09/01/21	20,000,000	19,988,572
Natixis SA 0.084%, due 05/17/21	31,000,000	30,996,865
0.181%, due 10/14/21	20,000,000	19,981,778
NRW Bank 0.050%, due 05/04/21	80,000,000	79,999,911
0.050%, due 05/05/21	50,000,000	49,999,903
0.083%, due 06/04/21	43,000,000	42,996,178
Oversea-Chinese Banking Corp. Ltd. 0.149%, due 08/17/21	31,000,000	30,975,355
0.181%, due 10/01/21	22,000,000	21,983,390
0.194%, due 12/08/21	19,100,000	19,076,762
Skandinaviska Enskilda Banken AB 0.137%, due 08/19/21	19,000,000	18,989,170
0.163%, due 10/05/21	19,000,000	18,985,275
0.175%, due 12/10/21	22,500,000	22,472,375

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Societe Generale SA 0.060%, due 05/03/21	$15,000,000	$15,000,000
0.060%, due 05/06/21	158,000,000	157,999,737
Sumitomo Mitsui Banking Corp. 0.141%, due 08/09/21	40,000,000	39,982,578
0.143%, due 08/11/21	46,820,000	46,798,541
Sumitomo Mitsui Trust Bank Ltd. 0.081%, due 05/25/21	12,000,000	11,998,607
0.085%, due 05/27/21	24,000,000	23,996,960
0.109%, due 06/28/21	30,000,000	29,991,133
0.155%, due 08/23/21	22,000,000	21,986,996
Svenska Handelsbanken 0.125%, due 08/12/21	32,000,000	31,977,555
0.128%, due 08/23/21	22,000,000	21,989,049
0.139%, due 10/06/21	20,000,000	19,984,400
0.164%, due 11/09/21	20,000,000	19,981,000
Toronto-Dominion Bank 0.080%, due 05/04/21	75,000,000	74,999,875
3 mo. USD LIBOR + 0.030%, 0.220%, due 06/16/21[1,3]	20,000,000	20,000,000
United Overseas Bank Ltd. 0.175%, due 09/27/21	31,000,000	30,964,557
Westpac Banking Corp.
3 mo. USD LIBOR + 0.020%, 0.210%, due 11/24/21[1,3]	20,000,000	20,000,000
Westpac Securities NZ Ltd. 0.136%, due 07/08/21	20,000,000	19,992,667
3 mo. USD LIBOR + 0.010%, 0.205%, due 05/05/21[1,3]	27,000,000	27,000,000

		2,175,520,952

Banking-U.S.—2.9%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.010%, 0.215%, due 05/03/21[1,3]	18,000,000	18,000,000
Collateralized Commercial Paper FLEX Co. LLC 0.110%, due 05/18/21	29,000,000	28,996,617
0.132%, due 06/08/21	4,000,000	3,998,920
0.153%, due 07/09/21	15,000,000	14,993,021
0.181%, due 10/13/21	23,000,000	22,979,172
0.185%, due 10/19/21	30,000,000	29,973,242
Cooperatieve Rabobank UA 0.169%, due 11/29/21	12,550,000	12,537,554

		131,478,526
Total commercial paper (cost—$3,103,131,935)		3,103,131,935

Time deposits—6.7%
Banking-non-U.S.—6.7%
ABN AMRO Bank N.V. 0.050%, due 05/03/21	165,000,000	165,000,000
Credit Agricole Corporate & Investment Bank 0.030%, due 05/03/21	81,000,000	81,000,000
Mizuho Bank Ltd. 0.050%, due 05/03/21	50,000,000	50,000,000
Total time deposits (cost—$296,000,000)		296,000,000

55

Prime CNAV Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Repurchase agreements—14.6%

Repurchase agreement dated 04/30/21 with BNP Paribas SA, 0.005% due 05/03/21, collateralized by $8,000 Federal Farm Credit Bank obligations, 2.830% to 2.990% due 07/18/34 to 12/19/36, $315,000 Federal Home Loan Bank obligations, 4.100% to 5.250% due 12/09/22 to 10/24/33, $2,342,500 Federal Home Loan Mortgage Corp. obligations, zero Coupon to 2.150% due 12/11/25 to 07/13/40, $20,853,000 Federal National Mortgage Association obligations, zero Coupon to 2.625% due 01/11/22 to 01/15/33, $100 U.S. Treasury Bill, Zero Coupon due 05/20/21, $7,116,500 U.S. Treasury Bonds, 3.875% to 8.125% due 05/15/21 to 08/15/40, $12,380,100 U.S. Treasury Bonds Principal STRIPs, zero coupon due 11/15/39 to 02/15/48, $33,568,807 U.S. Treasury Bonds STRIPs, zero coupon due 08/15/25 to 05/15/49, $36,038,700 U.S. Treasury Notes, 0.054% to 2.750% due 08/15/21 to 11/15/26 and $661,000 various asset, 1.875% to 2.750% due 07/23/21 to 10/07/22; (value—$102,006,548); proceeds: $100,000,042

	$100,000,000	$100,000,000
Repurchase agreement dated 04/30/21 with BNP Paribas SA, 0.180% due 05/03/21, collateralized by $17,106,644 various asset-backed convertible bonds, 0.646% to 7.926% due 04/16/26 to 06/15/40; (value—$16,200,001); proceeds: $15,000,225	15,000,000	15,000,000
Repurchase agreement dated 04/30/21 with Goldman Sachs & Co., 0.010% due 05/03/21, collateralized by $28,007,535 U.S. Treasury Bonds STRIPs, zero coupon due 08/15/31 to 05/15/41, $81,432,200 U.S. Treasury Inflation Index Note, 0.375% due 07/15/23 and $65,620,000 U.S. Treasury Notes, 0.125% to 1.250% due 11/30/22 to 04/30/28; (value—$181,968,000); proceeds: $178,400,149	178,400,000	178,400,000
Repurchase agreement dated 04/20/21 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/21, collateralized by $75,358,896 Federal Home Loan Mortgage Corp. obligations, 1.500% to 2.000% due 04/01/36 to 05/01/46, $100,447,292 Federal National Mortgage Association obligations, 2.000% to 3.000% due 08/01/47 to 05/01/51 and $24,700,160 Government National Mortgage Association obligations, 3.000% due 08/20/43; (value—$204,000,000); proceeds: $200,001,111[4]	200,000,000	200,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/27/21 with J.P. Morgan Securities LLC, 0.250% due 05/04/21, collateralized by $25,949,000 various asset-backed convertible bonds, zero coupon to 2.000% due to 08/15/23 to 06/15/26; (value—$33,000,395); proceeds: $30,001,458	$30,000,000	$30,000,000
Repurchase agreement dated 04/01/21 with J.P. Morgan Securities LLC, OBFR + 0.33%, 0.380% due 06/04/21, collateralized by $33,536,000 various asset-backed convertible bonds, zero coupon to 5.000% due to 03/15/24 to 11/01/26; (value—$38,500,246); proceeds: $35,010,714[4]	35,000,000	35,000,000
Repurchase agreement dated 04/01/21 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.700% due 08/03/21, collateralized by 20,681 shares of various equity securities; (value—$26,750,823); proceeds: $25,014,097	25,000,000	25,000,000
Repurchase agreement dated 04/01/21 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.700% due 08/03/21, collateralized by 6,440,000 convertible bond zero coupon due 12/15/25 and $259,872 shares of various equity securities; (value—$69,550,639); proceeds: $65,036,653[4]	65,000,000	65,000,000
Total repurchase agreements (cost—$648,400,000)		648,400,000
Total investments (cost—$4,463,531,935 which approximates cost for federal income tax purposes)—100.3%		4,463,531,935

Liabilities in excess of other assets—(0.3)%		(14,124,514)
Net assets—100.0%		$4,449,407,421

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

56

Prime CNAV Master Fund

Portfolio of investments—April 30, 2021

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$416,000,000	$—	$416,000,000
Commercial paper	—	3,103,131,935	—	3,103,131,935
Time deposits	—	296,000,000	—	296,000,000
Repurchase agreements	—	648,400,000	—	648,400,000
Total	$—	$4,463,531,935	$—	$4,463,531,935

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $262,000,000, represented 5.9% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2021.

See accompanying notes to financial statements.

57

Tax-Free Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Municipal bonds—90.1%
Alaska—2.5%
Alaska International Airports, Refunding, Revenue Bonds, Series A, 0.070%, VRD	$7,345,000	$7,345,000
City of Valdez, (Exxon Pipeline Co. Project), Refunding, Revenue Bonds, Series A, 0.030%, VRD	800,000	800,000
Series B, 0.030%, VRD	10,335,000	10,335,000
Series C, 0.030%, VRD	2,100,000	2,100,000

		20,580,000

Arizona—0.2%
Arizona Industrial Development Authority, (Phoenix Children’s), Refunding, Revenue Bonds, Series A, 0.020%, VRD	1,200,000	1,200,000
Industrial Development Authority of the City of Phoenix, (Mayo Clinic), Revenue Bonds, Series B, 0.020%, VRD	400,000	400,000

		1,600,000

California—2.4%
California Municipal Finance Authority, (Chevron USA—Recovery Zone), Revenue Bonds 0.020%, VRD	350,000	350,000
City of Irvine, (Assessment District No.03-19), Series A, 0.030%, VRD	200,000	200,000
City of Irvine, (Reassessment District No. 85-7A) 0.030%, VRD	7,494,000	7,494,000
Irvine Ranch Water District, Series A, 0.030%, VRD	1,300,000	1,300,000
Los Angeles Department of Water & Power System, Refunding, Revenue Bonds, Subseries A-3, 0.030%, VRD	400,000	400,000
Southern California Public Power Authority, Refunding, Revenue Bonds, Series A-20, 0.030%, VRD	2,000,000	2,000,000
State of California, GO Bonds, Series A-1, 0.020%, VRD	6,645,000	6,645,000
Series A3, 0.020%, VRD	1,000,000	1,000,000

		19,389,000

Colorado—0.4%
City & County of Denver, Refunding, Certificates of Participation, Series A1, 0.030%, VRD	1,500,000	1,500,000

	Face amount	Value
Municipal bonds—(continued)
Colorado—0.4%
Colorado Health Facilities Authority, (Children’s Hospital), Refunding, Revenue Bonds 0.070%, VRD	$2,000,000	$2,000,000

		3,500,000

District of Columbia—1.3%
District of Columbia Water & Sewer Authority Subordinate Lien, Revenue Bonds, Subseries B-2, 0.060%, VRD	11,000,000	11,000,000

Florida—0.3%
Hillsborough County Industrial Development Authority, (BayCare Health System), Refunding, Revenue Bonds, Series B, 0.040%, VRD	1,800,000	1,800,000
Series C, 0.060%, VRD	400,000	400,000

		2,200,000

Illinois—14.9%
Illinois Development Finance Authority, (Chicago Symphony Project), Revenue Bonds 0.070%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority, (Francis W. Parker School Project), Revenue Bonds 0.080%, VRD	19,700,000	19,700,000
Illinois Finance Authority, (Elmhurst Memorial Healthcare), Revenue Bonds, Series D, 0.070%, VRD	10,000,000	10,000,000
Illinois Finance Authority, (Gift of Hope Donor Project), Revenue Bonds 0.070%, VRD	9,640,000	9,640,000
Illinois Finance Authority, (Hospital Sisters Services), Refunding, Revenue Bonds, Series G, 0.070%, VRD	8,300,000	8,300,000
Illinois Finance Authority, (OSF Healthcare System), Refunding, Revenue Bonds, Series B, 0.020%, VRD	1,210,000	1,210,000
Series C, 0.030%, VRD	6,600,000	6,600,000
Illinois Finance Authority, (Steppenwolf Theatre), Revenue Bonds 0.090%, VRD	6,815,000	6,815,000
0.090%, VRD	8,450,000	8,450,000
Illinois Finance Authority, (University of Chicago), Refunding, Revenue Bonds, Series C, 0.050%, VRD	24,600,000	24,600,000
Illinois Finance Authority, (University of Chicago), Revenue Bonds, Series B, 0.050%, VRD	13,734,000	13,734,000

		121,549,000

58

Tax-Free Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Municipal bonds—(continued)
Indiana—7.0%
Indiana Finance Authority, (Duke Energy Indiana Project), Refunding, Revenue Bonds, Series A-5, 0.040%, VRD	$29,520,000	$29,520,000
Indiana Finance Authority, (Trinity Health), Refunding, Revenue Bonds, Series D-1, 0.060%, VRD	27,700,000	27,700,000

		57,220,000

Maryland—0.1%
Maryland Economic Development Corp., (Howard Hughes Medical), Revenue Bonds, Series A, 0.060%, VRD	1,180,000	1,180,000

Massachusetts—1.4%
Massachusetts Health & Educational Facilities Authority, (Harvard University), Revenue Bonds 0.010%, VRD	500,000	500,000
Massachusetts Health & Educational Facilities Authority, (Partners Healthcare Systems), Revenue Bonds, Series F3, 0.050%, VRD	5,725,000	5,725,000
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue bonds, Series A-1, 0.050%, VRD	5,255,000	5,255,000

		11,480,000

Michigan—0.2%
Green Lake Township Economic Development Corp., (Interlochen Center Project), Refunding, Revenue Bonds 0.020%, VRD	1,700,000	1,700,000

Mississippi—4.3%
County of Jackson MS, (Chevron USA, Inc. Project), Refunding, Revenue Bonds 0.030%, VRD	600,000	600,000
Mississippi Business Finance Corp., (Chevron USA), Revenue Bonds, Series A, 0.030%, VRD	775,000	775,000
Series B, 0.030%, VRD	4,905,000	4,905,000
Series C, 0.030%, VRD	2,630,000	2,630,000
Series D, 0.030%, VRD	550,000	550,000
Series G, 0.030%, VRD	1,990,000	1,990,000
Mississippi Business Finance Corp., (Chevron USA, Inc. Project), Revenue Bonds, Series A, 0.030%, VRD	1,135,000	1,135,000

	Face amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Series B, 0.030%, VRD	$950,000	$950,000
Series B, 0.030%, VRD	1,550,000	1,550,000
Series C, 0.030%, VRD	900,000	900,000
Series C, 0.030%, VRD	1,475,000	1,475,000
Series E, 0.030%, VRD	1,300,000	1,300,000
Series E, 0.030%, VRD	1,400,000	1,400,000
Series F, 0.030%, VRD	4,175,000	4,175,000
Series G, 0.030%, VRD	1,535,000	1,535,000
Mississippi Business Finance Corp., (Chevron USA, Inc.), Revenue Bonds, Series G, 0.030%, VRD	2,795,000	2,795,000
Series H, 0.030%, VRD	1,425,000	1,425,000
Series I, 0.030%, VRD	2,100,000	2,100,000
Series K, 0.030%, VRD	2,155,000	2,155,000
Series L, 0.030%, VRD	400,000	400,000
Mississippi Development Bank, (Jackson County Industrial Water System), Revenue Bonds 0.030%, VRD	700,000	700,000

		35,445,000

Missouri—2.3%
Health & Educational Facilities Authority of the State of Missouri, (Ascension Health), Revenue Bonds,
Series C-3, 0.060%, VRD	10,000,000	10,000,000
Series C-5, 0.040%, VRD	3,675,000	3,675,000
Health & Educational Facilities Authority of the State of Missouri, (St. Louis University), Revenue Bonds, Series B-1, 0.030%, VRD	3,500,000	3,500,000
Health & Educational Facilities Authority of the State of Missouri, (Washington University), Revenue Bonds, Series C, 0.030%, VRD	1,700,000	1,700,000

		18,875,000

Nebraska—1.4%
Douglas County Hospital Authority No. 2, (Health Facilities for Children), Refunding, Revenue Bonds, Series A, 0.040%, VRD	5,750,000	5,750,000

59

Tax-Free Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Municipal bonds—(continued)
Nebraska—(concluded)
Hospital Authority No. 1 of Lancaster County, (Bryanlgh Medical Center), Refunding, Revenue Bonds, Series B-1, 0.040%, VRD	$5,305,000	$5,305,000

		11,055,000

New Hampshire—0.0%†
New Hampshire Health and Education Facilities Authority Act, (Dartmouth College), Revenue Bonds 0.060%, VRD	275,000	275,000

New Jersey—1.0%
Industrial Pollution Control Financing Authority of Union County, (Exxon Project), Refunding, Revenue Bonds 0.030%, VRD	8,000,000	8,000,000

New York—18.0%
City of New York, GO Bonds,
Subseries B-3, 0.060%, VRD	8,300,000	8,300,000
Subseries D-4, 0.040%, VRD	10,305,000	10,305,000
Subseries L-4, 0.040%, VRD	3,870,000	3,870,000
Dutchess County Industrial Development Agency, (Marist College), Revenue Bonds, Series A, 0.060%, VRD	2,830,000	2,830,000
New York City Housing Development Corp., Revenue Bonds, Series A, 0.050%, VRD	600,000	600,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A-4, 0.050%, VRD	34,430,000	34,430,000
Subseries C-6, 0.080%, VRD	3,000,000	3,000,000
New York City Water & Sewer System, Revenue Bonds,
Series BB-1, 0.050%, VRD	2,400,000	2,400,000
Series BB-5, 0.030%, VRD	8,700,000	8,700,000
Series DD-2, 0.020%, VRD	2,950,000	2,950,000
New York State Dormitory Authority, (Rockefeller University), Revenue Bonds, Series A, 0.050%, VRD	34,745,000	34,745,000
New York State Energy Research & Development Authority, (Consolidated Edison), Revenue Bonds, Subseries A-1, 0.060%, VRD	3,000,000	3,000,000
New York State Urban Development Corp., Refunding, Revenue Bonds, Series A-5, 0.050%, VRD	3,575,000	3,575,000

	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds,
Series 2005B-4C, 0.040%, VRD	$11,900,000	$11,900,000
Series F, 0.030%, VRD	6,275,000	6,275,000
Subseries B-3, 0.040%, VRD	4,945,000	4,945,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series A, 0.060%, VRD	5,000,000	5,000,000

		146,825,000

North Carolina—0.1%
Charlotte-Mecklenburg Hospital Authority, (Carolinas), Revenue Bonds, AGM, Series E, 0.040%, VRD	500,000	500,000

Ohio—4.8%
Akron Bath Copley Joint Township Hospital District, (Summa Health Obligated Group), Revenue Bonds,
Series A-R, 0.060%, VRD	9,800,000	9,800,000
Series B-R, 0.060%, VRD	840,000	840,000
County of Montgomery OH, (Premier Health Partners Obligated), Refunding, Revenue Bonds, Series C, 0.040%, VRD	2,150,000	2,150,000
State of Ohio, (Cleveland Clinic Health System), Revenue Bonds,
Series D-1, 0.050%, VRD	3,170,000	3,170,000
Series F, 0.040%, VRD	13,125,000	13,125,000
State of Ohio, GO Bonds, Series D, 0.050%, VRD	9,690,000	9,690,000

		38,775,000

Oregon—1.8%
Oregon State Facilities Authority, (PeaceHealth), Refunding, Revenue Bonds, Series A, 0.040%, VRD	14,300,000	14,300,000

Pennsylvania—5.3%
Allegheny County Higher Education Building Authority, (Carnegie Mellon University), Refunding, Revenue Bonds, Series C, 0.030%, VRD	11,175,000	11,175,000
Allegheny County Industrial Development Authority, (Education Center Watson), Revenue Bonds 0.070%, VRD	9,600,000	9,600,000

60

Tax-Free Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—(concluded)
Allegheny County Industrial Development Authority, (Watson Institute Friendship), Revenue Bonds 0.090%, VRD	$14,045,000	$14,045,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 0.050%, VRD	5,500,000	5,500,000
Philadelphia Authority for Industrial Development, Refunding, Revenue Bonds, Series B-2, 0.060%, VRD	2,600,000	2,600,000

		42,920,000

Rhode Island—0.1%
Rhode Island Health and Educational Building Corp., (New England Institute), Refunding, Revenue Bonds 0.100%, VRD	840,000	840,000

Tennessee—1.6%
Greeneville Health & Educational Facilities Board, (Ballad Health), Revenue Bonds, Series B, 0.060%, VRD	100,000	100,000
Montgomery County Public Building Authority, Revenue Bonds 0.060%, VRD	3,600,000	3,600,000
0.060%, VRD	9,300,000	9,300,000

		13,000,000

Texas—10.8%
City of Austin TX Water & Wastewater System, Refunding, Revenue Bonds 0.070%, VRD	9,785,000	9,785,000
Harris County Cultural Education Facilities Finance Corp., (Methodist Hospital), Refunding, Revenue Bonds, Series B, 0.020%, VRD	23,350,000	23,350,000
Harris County Health Facilities Development Corp., (Methodist Hospital System), Refunding, Revenue Bonds,
Series A-1, 0.020%, VRD	5,200,000	5,200,000
Series A-2, 0.020%, VRD	510,000	510,000
Harris County Hospital District Senior lien, Refunding, Revenue Bonds 0.070%, VRD	8,115,000	8,115,000
Houston Utility System, Refunding First lien, Revenue Bonds, Series B-4, 0.060%, VRD	3,500,000	3,500,000
Lower Neches Valley Authority Industrial Development Corp., (ExxonMobil Project), Refunding, Revenue Bonds
0.030%, VRD	5,630,000	5,630,000
Series A, 0.030%, VRD	4,400,000	4,400,000

	Face amount	Value
Municipal bonds—(continued)
Texas—(continued)
Lower Neches Valley Authority Industrial Development Corp., (ExxonMobil), Refunding, Revenue Bonds, Subseries A-3, 0.030%, VRD	$100,000	$100,000
Lower Neches Valley Authority Industrial Development Corp., (ExxonMobil), Revenue Bonds 0.030%, VRD	6,850,000	6,850,000
State of Texas, Revenue Notes 4.000%, due 08/26/21	20,000,000	20,236,360

		87,676,360

Utah—2.4%
City of Murray UT, (IHC Health Services, Inc.), Revenue Bonds,
Series C, 0.020%, VRD	19,055,000	19,055,000
Series D, 0.020%, VRD	165,000	165,000

		19,220,000

Virginia—2.4%
Loudoun County Economic Development Authority, (Howard Hughes Medical), Revenue Bonds,
Series D, 0.070%, VRD	14,055,000	14,055,000
Series F, 0.060%, VRD	5,150,000	5,150,000

		19,205,000

Washington—1.1%
Port of Tacoma WA Subordinate Lien, Revenue Bonds, Series B, 0.060%, VRD	9,400,000	9,400,000

Wisconsin—2.0%
Public Finance Authority, (WakeMed), Revenue Bonds,
Series B, 0.060%, VRD	7,900,000	7,900,000
Series C, 0.040%, VRD	5,350,000	5,350,000
Wisconsin Health & Educational Facilities Authority, (Marshfield Clinic Health), Revenue Bonds, Series A, 0.040%, VRD	3,115,000	3,115,000

		16,365,000
Total municipal bonds (cost—$734,074,360)		734,074,360

Tax-exempt commercial paper—9.8%
Maryland—0.7%
Montgomery County 0.130%, due 06/01/21	5,500,000	5,500,000

Minnesota—1.2%
Rochester Minnesota Health Care Facilities Revenue 0.120%, due 05/19/21	10,000,000	10,000,000

61

Tax-Free Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Tax-exempt commercial paper—(concluded)
Ohio—2.5%
Ohio State Higher Education 0.090%, due 06/01/21	$5,000,000	$5,000,000
0.140%, due 06/17/21	10,000,000	10,000,000
0.140%, due 06/17/21	5,000,000	5,000,000

		20,000,000

Texas—5.4%
Lower Colorado River Authority 0.160%, due 06/04/21	17,659,000	17,659,000
University of Texas 0.120%, due 05/17/21	25,000,000	25,000,000
0.120%, due 05/21/21	1,350,000	1,350,000

		44,009,000
Total tax-exempt commercial paper (cost—$79,509,000)		79,509,000
Total investments (cost—$813,583,360 which approximates cost for federal income tax purposes)—99.9%		813,583,360

Other assets in excess of liabilities—0.1%		642,089
Net assets—100.0%		$814,225,449

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$734,074,360	$—	$734,074,360
Tax-exempt commercial paper	—	79,509,000	—	79,509,000
Total	$—	$813,583,360	$—	$813,583,360

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnote

†	Amount represents less than 0.05% or (0.05)%.

62

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
GO	General Obligation
LIBOR	London Interbank Offered Rate
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2021 and reset periodically.

See accompanying notes to financial statements.

63

Master Trust

Statement of assets and liabilities

April 30, 2021

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$7,286,160,781	$471,749,303	$6,881,582,494	$23,914,692,958	$3,815,131,935	$813,583,360
Repurchase agreements	1,535,000,000	138,000,000	2,019,000,000	9,026,500,000	648,400,000	—

Investments, at value
Investments	7,286,737,882	471,771,915	6,881,582,494	23,914,692,958	3,815,131,935	813,583,360
Repurchase agreements	1,535,000,000	138,000,000	2,019,000,000	9,026,500,000	648,400,000	—
Cash	939,689	702,852	584,512	18,794,976	764,689	—
Receivable for investments sold	—	—	—	—	—	5,475,100
Receivable for interest	1,198,537	16,497	1,146,466	4,701,713	479,506	585,640
Receivable from affiliate	—	16,826	—	—	—	—
Total assets	8,823,876,108	610,508,090	8,902,313,472	32,964,689,647	4,464,776,130	819,644,100

Liabilities:
Payable for investments purchased	—	—	78,994,624	288,305,380	14,995,017	—
Payable to affiliate	766,979	—	625,992	1,193,304	373,692	31,412
Payable to custodian	—	—	—	—	—	5,387,239
Total liabilities	766,979	—	79,620,616	289,498,684	15,368,709	5,418,651
Net assets, at value	$8,823,109,129	$610,508,090	$8,822,692,856	$32,675,190,963	$4,449,407,421	$814,225,449

See accompanying notes to financial statements.

64

Master Trust

Statement of operations

For the year ended April 30, 2021

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$38,778,654	$575,115	$22,936,144	$57,010,752	$18,758,190	$1,759,465
Expenses:
Investment advisory and administration fees	13,324,595	310,387	11,774,671	30,811,390	6,339,573	1,322,871
Trustees’ fees and expenses	62,381	14,172	54,292	131,596	34,735	17,494
Total expenses	13,386,976	324,559	11,828,963	30,942,986	6,374,308	1,340,365
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(324,559)	(101,870)	(3,072,061)	—	(178,964)
Net expenses	13,386,976	—	11,727,093	27,870,925	6,374,308	1,161,401
Net investment income (loss)	25,391,678	575,115	11,209,051	29,139,827	12,383,882	598,064
Net realized gain (loss)	(1,170)	1,551	256,465	(2)	13,975	—
Net change in unrealized appreciation (depreciation)	(3,287,110)	(24,570)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$22,103,398	$552,096	$11,465,516	$29,139,825	$12,397,857	$598,064

See accompanying notes to financial statements.

65

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$25,391,678	$353,385,726
Net realized gain (loss)	(1,170)	112,142
Net change in unrealized appreciation (depreciation)	(3,287,110)	3,093,263
Net increase (decrease) in net assets resulting from operations	22,103,398	356,591,131
Net increase (decrease) in net assets from beneficial interest transactions	(7,719,748,147)	385,003,117
Net increase (decrease) in net assets	(7,697,644,749)	741,594,248
Net assets:

Beginning of year	16,520,753,878	15,779,159,630
End of year	$8,823,109,129	$16,520,753,878

	ESG Prime Master Fund
	For the year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
From operations:

Net investment income (loss)	$575,115	$134,921
Net realized gain (loss)	1,551	—
Net change in unrealized appreciation (depreciation)	(24,570)	47,182
Net increase (decrease) in net assets resulting from operations	552,096	182,103
Net increase (decrease) in net assets from beneficial interest transactions	536,344,294	73,429,597
Net increase (decrease) in net assets	536,896,390	73,611,700
Net assets:

Beginning of period	73,611,700	—
End of period	$610,508,090	$73,611,700

[1]	Commencement of operations.

	Government Master Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$11,209,051	$240,863,481
Net realized gain (loss)	256,465	481,629
Net increase (decrease) in net assets resulting from operations	11,465,516	241,345,110
Net increase (decrease) in net assets from beneficial interest transactions	(8,951,448,030)	3,242,842,988
Net increase (decrease) in net assets	(8,939,982,514)	3,484,188,098
Net assets:

Beginning of year	17,762,675,370	14,278,487,272
End of year	$8,822,692,856	$17,762,675,370

See accompanying notes to financial statements.

66

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$29,139,827	$320,151,196
Net realized gain (loss)	(2)	19,268
Net increase (decrease) in net assets resulting from operations	29,139,825	320,170,464
Net increase (decrease) in net assets from beneficial interest transactions	(2,157,669,635)	17,260,860,340
Net increase (decrease) in net assets	(2,128,529,810)	17,581,030,804
Net assets:

Beginning of year	34,803,720,773	17,222,689,969
End of year	$32,675,190,963	$34,803,720,773

	Prime CNAV Master Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$12,383,882	$119,652,912
Net realized gain (loss)	13,975	73,339
Net increase (decrease) in net assets resulting from operations	12,397,857	119,726,251
Net increase (decrease) in net assets from beneficial interest transactions	(3,058,221,326)	2,493,874,372
Net increase (decrease) in net assets	(3,045,823,469)	2,613,600,623
Net assets:

Beginning of year	7,495,230,890	4,881,630,267
End of year	$4,449,407,421	$7,495,230,890

	Tax-Free Master Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$598,064	$27,659,945
Net increase (decrease) in net assets resulting from operations	598,064	27,659,945
Net increase (decrease) in net assets from beneficial interest transactions	(1,759,955,281)	269,819,731
Net increase (decrease) in net assets	(1,759,357,217)	297,479,676
Net assets:

Beginning of year	2,573,582,666	2,276,102,990
End of year	$814,225,449	$2,573,582,666

See accompanying notes to financial statements.

67

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.08%	0.09%
Net investment income (loss)	0.19%	1.90%	2.32%	1.41%	0.52%
Supplemental data:
Total investment return[1]	0.15%	1.92%	2.31%	1.38%	0.64%
Net assets, end of year (000’s)	$8,823,109	$16,520,754	$15,779,160	$7,775,651	$3,161,118

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

68

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%[2]
Expenses after fee waivers	—%	0.00%[2]
Net investment income (loss)	0.18%	1.24%[2]
Supplemental data:
Total investment return[3]	0.22%	0.47%
Net assets, end of period (000’s)	$610,508	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

69

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,				For the period from June 24, 2016[1] to April 30, 2017
	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.08%[2]
Net investment income (loss)	0.09%	1.75%	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	0.08%	1.74%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$8,822,693	$17,762,675	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

70

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.09%	1.56%	2.07%	1.08%	0.39%
Supplemental data:
Total investment return[1]	0.08%	1.70%	2.10%	1.08%	0.38%
Net assets, end of year (000’s)	$32,675,191	$34,803,721	$17,222,690	$18,029,945	$18,194,995

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

71

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.19%	1.83%	2.29%	1.34%	0.66%
Supplemental data:
Total investment return[1]	0.17%	1.90%	2.27%	1.32%	0.62%
Net assets, end of year (000’s)	$4,449,407	$7,495,231	$4,881,630	$2,370,336	$1,336,158

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

72

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.04%	1.19%	1.35%	0.93%	0.50%
Supplemental data:
Total investment return[1]	0.04%	1.23%	1.38%	0.91%	0.46%
Net assets, end of year (000’s)	$814,225	$2,573,583	$2,276,103	$3,327,962	$2,317,734

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

73

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the implications, if any, of the additional requirements and the impact on the Master Funds’ financial statements.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

74

Master Trust

Notes to financial statements

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the

75

Master Trust

Notes to financial statements

event that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the period ended April 30, 2021, the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

76

Master Trust

Notes to financial statements

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Fund’s performance or NAV. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30 , 2023, with the remainder of LIBOR publications to still end at the end of 2021.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of a Master Fund’s investments. The extent of the impact to the financial performance of a Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

77

Master Trust

Notes to financial statements

At April 30, 2021, each Master Fund owed to or was owed by UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to/(owed by) UBS AM
Prime Master Fund	$766,979
ESG Prime Master Fund	(16,826)
Government Master Fund	625,992
Treasury Master Fund	1,193,304
Prime CNAV Master Fund	373,692
Tax-Free Master Fund	31,412

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

In addition, UBS AM may voluntarily undertake to waive fees in the event that feeder fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended April 30, 2021, UBS AM voluntarily waived the below amount, which is not subject to future recoupment:

Fund	Amount waived by UBS AM
Government Master Fund	$101,870
Treasury Master Fund	3,072,061
Tax-Free Master Fund	178,964

UBS AM will voluntarily waive its 0.10% management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.10% until July 31, 2021. For the period ended April 30, 2021, UBS AM voluntarily waived $324,559 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being deemed an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended April 30, 2021, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
ESG Prime Master Fund	—
Government Master Fund	—
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	47,300,000

78

Master Trust

Notes to financial statements

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2021	2020
Contributions	$9,072,253,790	$27,421,906,839
Withdrawals	(16,792,001,937)	(27,036,903,722)
Net increase (decrease) in beneficial interest	$(7,719,748,147)	$385,003,117

ESG Prime Master Fund

	For the year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
Contributions	$1,132,688,561	$120,503,658
Withdrawals	(596,344,267)	(47,074,061)
Net increase (decrease) in beneficial interest	$536,344,294	$73,429,597

[1]	Commencement of operations.

Government Master Fund

	For the years ended April 30,
	2021	2020
Contributions	$47,491,220,565	$46,835,779,003
Withdrawals	(56,442,668,595)	(43,592,936,015)
Net increase (decrease) in beneficial interest	$(8,951,448,030)	$3,242,842,988

Treasury Master Fund

	For the years ended April 30,
	2021	2020
Contributions	$54,430,506,105	$57,434,681,322
Withdrawals	(56,588,175,740)	(40,173,820,982)
Net increase (decrease) in beneficial interest	$(2,157,669,635)	$17,260,860,340

79

Master Trust

Notes to financial statements

Prime CNAV Master Fund

	For the years ended April 30,
	2021	2020
Contributions	$5,114,679,407	$8,693,256,696
Withdrawals	(8,172,900,733)	(6,199,382,324)
Net increase (decrease) in beneficial interest	$(3,058,221,326)	$2,493,874,372

Tax-Free Master Fund

	For the years ended April 30,
	2021	2020
Contributions	$402,602,443	$3,125,085,366
Withdrawals	(2,162,557,724)	(2,855,265,635)
Net increase (decrease) in beneficial interest	$(1,759,955,281)	$269,819,731

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$600,450
Gross unrealized depreciation	(23,349)
Net unrealized appreciation	$577,101

ESG Prime Master Fund

Gross unrealized appreciation	$25,360
Gross unrealized depreciation	(2,748)
Net unrealized appreciation	$22,612

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2021, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period April 30, 2021, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2021, and since inception for ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

80

Master Trust

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2021, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2021, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund Prime CNAV Master Fund	For the year ended April 30, 2021	For each of the two years in the period ended April 30, 2021	For each of the five years in the period ended April 30, 2021
Government Master Fund	For the year ended April 30, 2021	For each of the two years in the period ended April 30, 2021	For each of the four years in the period ended April 30, 2021 and the period from June 24, 2016 (commencement of operations) through April 30, 2017
ESG Prime Master Fund	For the year ended April 30, 2021	For the year ended April 30, 2021 and the period from January 15, 2020 (commencement of operations) through April 30, 2020	For the year ended April 30, 2021 and the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as

81

Master Trust

Report of independent registered public accounting firm

evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2021

82

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

83

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees the Funds’ operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 79 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 8 investment companies (consisting of 48 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

84

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 80 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee) and the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 74 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 81 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice- president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).
Heather R. Higgins; 61 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

85

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 53	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM— Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 42	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of fund accounting—US (previously named product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 43	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until March 2020), and portfolio manager (since 2015) at UBS AM— Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 64	Vice President	Since 1999	Mr. Gerry is a managing director and head of municipal strategy of UBS AM—Americas region (prior to which he was co-head of municipal investments (from 2017 until June 2020; head from 2001 to 2017)). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 57	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal fixed income team (since June 2020; formerly co-head from 2017 until June 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 63	Vice President and Assistant Secretary	Since 2004 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and senior legal counsel (since 2019 to present) (prior to which he was Interim Head of Asia Pacific Legal (March 2020-March 2021), Interim Head of Compliance and Operational Risk Control (from June 2019 through September 2019) and general counsel of UBS AM—Americas region (from 2004-2019)). He has been secretary of UBS AM— Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[2]; 53	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of fund accounting—US (since November 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 through October 2020) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM— Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.

86

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Igor Lasun[2]; 42	President	Since 2018	Mr. Lasun is a managing director (since March 2021) (prior to which he was an executive director (from 2018 until February 2021)) and head of fund development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 6 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 43	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[4]; 61	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 10 investment companies (consisting of 62 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 47	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 55	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 36	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since 2017) and also with UBS AM— Americas region since 2015. Mr. Stacey is a vice president and assistant secretary of 6 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 37	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 59	Vice President and Secretary	Since 1998 (Vice President) and since 2019 (Secretary)	Mr. Weller is an executive director (since 2005) and deputy general counsel (since 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
[4]	This person’s business address is 787 Seventh Avenue, New York, New York 10019.

87

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2021. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S127

UBS Investor Funds

Annual Report  |  April 30, 2021

Includes:

•	UBS Select Prime Investor Fund
•	UBS Select ESG Prime Investor Fund
•	UBS Select Government Investor Fund
•	UBS Select Treasury Investor Fund
•	UBS Prime Investor Fund
•	UBS Tax-Free Investor Fund

UBS Investor Funds

June 10, 2021

Dear Shareholder,

We present you with the annual report for the UBS Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select ESG Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund, for the 12 months ended April 30, 2021 (the “reporting period”).

Performance

The US Federal Reserve maintained the federal funds rate in a range between 0.00% and 0.25% during the 12-months ended April 30, 2021. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) As a result, the yields on a number of short-term investments remained low. Against this backdrop, the Funds’ yields declined during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Investor Fund: 0.01% on April 30, 2021, versus 0.37% as of April 30, 2020.

•	UBS Select ESG Prime Investor Fund: 0.01% on April 30, 2021, versus 0.42% on April 30, 2020.

•	UBS Select Government Investor Fund: 0.01% on both April 30, 2021, and April 30, 2020.

•	UBS Select Treasury Investor Fund: 0.01% on both April 30, 2021, and April 30, 2020.

•	UBS Prime Investor Fund: 0.01% on April 30, 2021, versus 0.36% as of April 30, 2020.

•	UBS Tax-Free Investor Fund: 0.01% on both April 30, 2021, and April 30, 2020.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7, 8 and 9.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The COVID-19 pandemic triggered a severe economic contraction, followed by a rebound as the reporting period progressed. In the US, the US Commerce Department reported that gross domestic product

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Investor Fund—August 1, 2008;

UBS Select Government Investor Fund—August 17, 2016;

UBS Select Treasury Investor Fund—September 18, 2008;

UBS Prime Investor Fund—January 19, 2016

Dividend payments:

Monthly

UBS Select ESG Prime Investor Fund

Investment goal:

Maximum current income as is consistent with liquidity and preservation of capital while incorporating select environmental, social, and governance criteria (“ESG”) into the investment process.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

January 15, 2020

Dividend payments:

Monthly

UBS Tax-Free Investor Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

September 22, 2008

Dividend payments:

Monthly

1

UBS Investor Funds

(“GDP”) declined at a 31.4% seasonally adjusted annualized rate during the second quarter of 2020—the steepest quarterly decline on record. With parts of the economy reopening, third quarter annualized GDP growth was 33.4%, the largest quarterly increase on record. The economy continued to expand, as fourth quarter annualized GDP growth was 4.3%. Finally, according to the Commerce Department’s initial estimate, first quarter 2021 annualized GDP growth was 6.4%.

Q.	How did the Federal Reserve (“Fed”) react to the economic environment?
A.

The Fed maintained its highly accommodative monetary policy, as the central bank kept the federal funds rate in a range between 0.00% and 0.25%. At its meeting in September 2020, the Fed indicated that rates could stay anchored near zero through 2023. While inflation edged higher later in the period, in March 2021 Fed Chairman Jerome Powell said, “Long term, we think that the inflation dynamics we’ve seen around the world for a quarter of a century are essentially intact…and we think those dynamics haven’t gone away overnight and won’t.” At a press conference after the Fed’s April 2021 meeting, Chair Powell said, “Readings on inflation have increased and are likely to rise somewhat further before moderating…we are also likely to see upward pressure on prices from the rebound in spending as the economy continues to reopen, particularly if supply bottlenecks limit how quickly production can respond in the near term. However, these one-time increases in prices are likely to have only transitory effects on inflation.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the ESG Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund, and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Investor Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Master Fund had a WAM of 27 days. By the end of the period on April 30, 2021, the Master Fund’s WAM was 49 days.

At the issuer level, we maintained a high level of diversification, with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to commercial paper. Conversely, we decreased its allocations to certificates of deposit, repurchase agreements and time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.) Finally, we eliminated its small exposure to US Treasury obligations.

•

The WAM for the Master Fund in which UBS Select ESG Prime Investor Fund invests was 41 days when the reporting period began. At period-end on April 30, 2021, it was 51 days. At the security level, we increased the Master Fund’s exposures to time deposits and certificates of deposit. In contrast, we decreased its exposures to commercial paper and repurchase agreements.

•

The WAM for the Government Master Fund in which UBS Select Government Investor Fund invests was 48 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2021, it was 34 days. At the security level, we increased the Master Fund’s exposure to US Treasury obligations and reduced its allocations to repurchase agreements and US government agency obligations.

2

UBS Investor Funds

•

The WAM for the Treasury Master Fund in which UBS Select Treasury Investor Fund invests was 51 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 43 days. At the security level, we increased the Master Fund’s exposure to direct US Treasury obligations and reduced its exposure to repurchase agreements backed by Treasury obligations.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Investor Fund invests was 33 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 53 days. Over the review period, we increased the Master Fund’s exposure to commercial paper. Conversely, we decreased its exposures to repurchase agreements and, to lesser extents, certificates of deposit and time deposits. Finally, we eliminated its small positions in US Treasury obligations and US government agency obligations.

•

The WAM for the Tax-Free Master Fund in which UBS Tax-Free Investor Fund invests was nine days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was 10 days. Over the review period, we increased the Master Fund’s allocation to tax-exempt commercial paper and reduced its exposure to municipal bonds.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

With the rollout of the COVID-19 vaccines, we anticipate a return to more normal economic activity as the year progresses. However, the path could be uneven due to new virus strains. We expect the Fed to remain highly accommodative and, while inflation could edge higher, it should be generally well contained overall. In this environment, we anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS Select Prime Investor Fund

UBS Select ESG Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

UBS Tax-Free Investor Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select ESG Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Managing Director

UBS Asset Management

(Americas) Inc.

3

UBS Investor Funds

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Investor Fund Managing Director UBS Asset Management (Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select ESG Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Investor Fund Executive Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period ended April 30, 2021. The views and opinions in the letter were current as of June 10, 2021. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

4

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2020 to April 30, 2021.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

5

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value November 1, 2020	Ending account value April 30, 2021[2]	Expenses paid during period 11/01/20 to 04/30/21[3]	Expense ratio during the period

UBS Select Prime Investor Fund
Actual	$1,000.00	$1,000.00	$0.89	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.90	0.90	0.18

UBS Select ESG Prime Investor Fund
Actual	$1,000.00	$1,000.00	$0.69	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

UBS Select Government Investor Fund
Actual	$1,000.00	$1,000.10	$0.60	0.12%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.20	0.60	0.12

UBS Select Treasury Investor Fund
Actual	$1,000.00	$1,000.00	$0.45	0.09%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.35	0.45	0.09

UBS Prime Investor Fund
Actual	$1,000.00	$1,000.00	$0.89	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.90	0.90	0.18

UBS Tax-Free Investor Fund
Actual	$1,000.00	$1,000.00	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.45	0.35	0.07

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

6

UBS Investor Funds

Yields and characteristics at a glance—April 30, 2021 (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.37)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.36)
Weighted average maturity[2]	49 days

Table footnotes are on page 9

UBS Select ESG Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(6.03)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(5.94)
Weighted average maturity[2]	51 days

Table footnotes are on page 9

You could lose money by investing in UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund, your shares of UBS Select Prime Investor and UBS Select ESG Prime Investor Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Investor Fund’s and UBS Select ESG Prime Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

7

UBS Investor Funds

Yields and characteristics at a glance—April 30, 2021 (unaudited) (continued)

UBS Select Government Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.46)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.46)
Weighted average maturity[2]	34 days

Table footnotes are on page 9

UBS Select Treasury Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.51)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.50)
Weighted average maturity[2]	43 days

Table footnotes are on page 9

You could lose money by investing in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Investor Fund and UBS Select Treasury Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Investor Fund’s sponsor and UBS Select Treasury Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

8

UBS Investor Funds

Yields and characteristics at a glance—April 30, 2021 (unaudited) (concluded)

UBS Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.40)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.40)
Weighted average maturity[2]	53 days

UBS Tax-Free Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.78)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.62)
Weighted average maturity[2]	10 days

Investments in UBS Prime Investor Fund and UBS Tax-Free Investor Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Investor Fund and UBS Tax-Free Investor Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Investor Fund and UBS Tax-Free Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund or may temporarily suspend your ability to sell shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Investor Fund and UBS Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Investor Fund’s sponsor and UBS Tax-Free Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

9

UBS Investor Funds

Statement of assets and liabilities

April 30, 2021

	UBS Select Prime Investor Fund	UBS Select ESG Prime Investor Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$1,551,894,638	$7,779,129

Investments in Master Fund, at value	1,552,394,147	7,784,374
Receivable from affiliate	—	2,017
Other assets	59,975	16,607
Total assets	1,552,454,122	7,802,998

Liabilities:
Dividends payable to shareholders	13,745	69
Payable to affiliate	78,319	—
Accrued expenses and other liabilities	391,025	34,189
Total liabilities	483,089	34,258
Net assets	$1,551,971,033	$7,768,740
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 1,551,500,724; 7,771,488; 526,866,003; 1,295,809,556; 1,005,743,635 and 104,455,249 outstanding, respectively	$1,551,472,142	$7,773,794
Distributable earnings (losses)	498,891	(5,054)
Net assets	$1,551,971,033	$7,768,740
Net asset value per share	$1.0003	$0.9996

10

UBS Investor Funds

UBS Select Government Investor Fund	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund

$526,928,593	$1,296,030,063	$1,005,910,386	$104,498,478

526,928,593	1,296,030,063	1,005,910,386	104,498,478
12,250	23,764	—	7,990
48,620	43,481	43,635	19,189
526,989,463	1,296,097,308	1,005,954,021	104,525,657

4,627	11,278	8,902	937
—	—	22,210	—
117,987	276,474	175,586	69,471
122,614	287,752	206,698	70,408
$526,866,849	$1,295,809,556	$1,005,747,323	$104,455,249
$526,866,003	$1,295,809,556	$1,005,743,635	$104,455,249
846	—	3,688	—
$526,866,849	$1,295,809,556	$1,005,747,323	$104,455,249
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

11

UBS Investor Funds

Statement of operations

For the year ended April 30, 2021

	UBS Select Prime Investor Fund	UBS Select ESG Prime Investor Fund
Investment income:
Interest income allocated from Master Fund	$7,784,357	$47,204
Expenses allocated from Master Fund	(2,599,391)	(19,676)
Expense waiver allocated from Master Fund	—	19,676
Net investment income allocated from Master Fund	5,184,966	47,204
Expenses:
Administration fees	2,598,696	19,726
Service and distribution fees	9,095,436	69,046
Transfer agency fees	179,124	1,104
Accounting fees	5,155	7,603
Trustees’ fees	27,258	17,522
Professional fees	43,198	65,331
Reports and notices to shareholders	53,279	2,636
State registration fees	394,804	17,727
Insurance fees	25,997	36
Amortization of offering costs	—	56,888
Other expenses	56,137	9,152
	12,479,084	266,771
Fee waivers and/or expense reimbursements by administrator and distributor	(7,991,187)	(225,012)
Net expenses	4,487,897	41,759
Net investment income (loss)	697,069	5,445
Net realized gain (loss) allocated from Master Fund	(246)	255
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(632,911)	(6,536)
Net increase (decrease) in net assets resulting from operations	$63,912	$(836)

12

UBS Investor Funds

UBS Select Government Investor Fund	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund

$1,529,357	$3,362,498	$5,221,317	$215,435
(783,980)	(1,753,456)	(1,716,307)	(164,822)
6,954	139,296	—	22,622
752,331	1,748,338	3,505,010	73,235

783,840	1,756,838	1,715,680	164,804
2,743,525	6,149,107	6,005,518	576,832
53,868	123,650	135,803	10,386
6,194	6,194	6,194	5,983
19,847	25,088	24,199	17,096
46,798	43,154	48,660	48,837
14,069	39,780	50,450	2,565
132,955	289,250	162,131	55,827
6,426	13,780	15,330	1,246
—	—	—	—
29,865	46,367	23,203	9,475
3,837,387	8,493,208	8,187,168	893,051
(3,163,441)	(6,920,710)	(5,214,211)	(836,384)
673,946	1,572,498	2,972,957	56,667
78,385	175,840	532,053	16,568
17,958	—	3,688	—
—	—	—	—
$96,343	$175,840	$535,741	$16,568

See accompanying notes to financial statements and the attached Master Trust financial statements.

13

UBS Investor Funds

Statement of changes in net assets

	UBS Select Prime Investor Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$697,069	$56,251,668
Net realized gain (loss) allocated from Master Fund	(246)	27,732
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(632,911)	1,016,402
Net increase (decrease) in net assets resulting from operations	63,912	57,295,802
Total distributions	(724,803)	(56,254,843)
Net increase (decrease) in net assets from beneficial interest transactions	(2,245,734,378)	856,004,766
Net increase (decrease) in net assets	(2,246,395,269)	857,045,725
Net assets:

Beginning of year	3,798,366,302	2,941,320,577
End of year	$1,551,971,033	$3,798,366,302

See accompanying notes to financial statements and the attached Master Trust financial statements.

14

UBS Investor Funds

Statement of changes in net assets

	UBS Select ESG Prime Investor Fund
	For the year ended April 30, 2021	For the period from January 15, 20201 to April 30, 2020
From operations:

Net investment income (loss)	$5,445	$18,617
Net realized gain (loss) allocated from Master Fund	255	—
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(6,536)	11,781
Net increase (decrease) in net assets resulting from operations	(836)	30,398
Total distributions	(19,841)	(18,617)
Net increase (decrease) in net assets from beneficial interest transactions	(11,992,582)	19,770,218
Net increase (decrease) in net assets	(12,013,259)	19,781,999
Net assets:

Beginning of year	19,781,999	—
End of year	$7,768,740	$19,781,999

[1]	Commencement of operations.

See accompanying notes to financial statements and the attached Master Trust financial statements.

15

UBS Investor Funds

Statement of changes in net assets

	UBS Select Government Investor Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$78,385	$10,603,089
Net realized gain (loss) allocated from Master Fund	17,958	25,152
Net increase (decrease) in net assets resulting from operations	96,343	10,628,241
Total distributions	(97,079)	(10,619,965)
Net increase (decrease) in net assets from beneficial interest transactions	(651,616,183)	608,894,296
Net increase (decrease) in net assets	(651,616,919)	608,902,572
Net assets:

Beginning of year	1,178,483,768	569,581,196
End of year	$526,866,849	$1,178,483,768

See accompanying notes to financial statements and the attached Master Trust financial statements.

16

UBS Investor Funds

Statement of changes in net assets

	UBS Select Treasury Investor Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$175,840	$22,195,515
Net realized gain (loss) allocated from Master Fund	—	1,557
Net increase (decrease) in net assets resulting from operations	175,840	22,197,072
Total distributions	(175,840)	(22,197,097)
Net increase (decrease) in net assets from beneficial interest transactions	(1,360,406,136)	1,416,680,666
Net increase (decrease) in net assets	(1,360,406,136)	1,416,680,641
Net assets:

Beginning of year	2,656,215,692	1,239,535,051
End of year	$1,295,809,556	$2,656,215,692

See accompanying notes to financial statements and the attached Master Trust financial statements.

17

UBS Investor Funds

Statement of changes in net assets

	UBS Prime Investor Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$532,053	$30,715,151
Net realized gain (loss) allocated from Master Fund	3,688	22,277
Net increase (decrease) in net assets resulting from operations	535,741	30,737,428
Total distributions	(554,330)	(30,715,151)
Net increase (decrease) in net assets from beneficial interest transactions	(1,394,082,958)	883,456,510
Net increase (decrease) in net assets	(1,394,101,547)	883,478,787
Net assets:

Beginning of year	2,399,848,870	1,516,370,083
End of year	$1,005,747,323	$2,399,848,870

See accompanying notes to financial statements and the attached Master Trust financial statements.

18

UBS Investor Funds

Statement of changes in net assets

	UBS Tax-Free Investor Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$16,568	$1,658,831
Net increase (decrease) in net assets resulting from operations	16,568	1,658,831
Total distributions	(16,568)	(1,658,831)
Net increase (decrease) in net assets from beneficial interest transactions	(215,130,467)	130,970,590
Net increase (decrease) in net assets	(215,130,467)	130,970,590
Net assets:

Beginning of year	319,585,716	188,615,126
End of year	$104,455,249	$319,585,716

See accompanying notes to financial statements and the attached Master Trust financial statements.

19

UBS Select Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$1.0005	$1.0002	$1.0001	$1.0002	$1.0000
Net investment income (loss)	0.0002	0.0155	0.0193	0.0099	0.0025
Net realized and unrealized gain (loss)	(0.0002)	0.0003	0.0001	(0.0001)	0.0004
Net increase (decrease) from operations	0.0000 [1]	0.0158	0.0194	0.0098	0.0029
Dividends from net investment income	(0.0002)	(0.0155)	(0.0193)	(0.0099)	(0.0025)
Distributions from net realized gains	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0002)
Total dividends and distributions	(0.0002)	(0.0155)	(0.0193)	(0.0099)	(0.0027)
Net asset value, end of period	$1.0003	$1.0005	$1.0002	$1.0001	$1.0002
Total investment return[2]	0.00%	1.59%	1.96%	0.99%	0.29%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.58%	0.57%	0.57%	0.63%	0.64%
Expenses after fee waivers and/or expense reimbursements[3]	0.27%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)[3]	0.03%	1.52%	2.02%	1.06%	0.22%
Supplemental data:
Net assets, end of period (000’s)	$1,551,971	$3,798,366	$2,941,321	$707,025	$248,749

[1]	Amount represents less than $0.00005 or $(0.00005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

20

UBS Select ESG Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
Net asset value, beginning of year	$1.0007	$1.0000
Net investment income (loss)	0.0002	0.0029
Net realized and unrealized gain (loss)	(0.0002)	0.0007
Net increase (decrease) from operations	—	0.0036
Dividends from net investment income	(0.0002)	(0.0029)
Distributions from net realized gains	(0.0009)	—
Total dividends and distributions	(0.0011)	(0.0029)
Net asset value, end of year	$0.9996	$1.0007
Total investment return[2]	0.00%	0.36%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	1.45%	3.58%[4]
Expenses after fee waivers and/or expense reimbursements[3]	0.21%	0.35%[4]
Net investment income (loss)[3]	0.03%	0.81%[4]
Supplemental data:
Net assets, end of year (000’s)	$7,769	$19,782

[1]	Commencement of operations.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

21

UBS Select Government Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,				For the period from August 17, 2016[1] to April 30, 2017
	2021	2020	2019	2018
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [2]	0.014	0.017	0.007	0.001
Net realized gain (loss)	0.000 [2]	0.000 [2]	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase (decrease) from operations	0.000 [2]	0.014	0.017	0.007	0.001
Dividends from net investment income	(0.000)[2]	(0.014)	(0.017)	(0.007)	(0.001)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.014)	(0.017)	(0.007)	(0.001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	1.39%	1.74%	0.74%	0.08%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.59%	0.58%	0.62%	0.76%	1.03%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.19%	0.45%	0.45%	0.45%	0.43%[5]
Net investment income (loss)[4]	0.01%	1.27%	1.81%	0.77%	0.13%[5]
Supplemental data:
Net assets, end of year (000’s)	$526,867	$1,178,484	$569,581	$134,423	$58,659

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

22

UBS Select Treasury Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.014	0.017	0.007	0.001
Net realized gain (loss)	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.000 [1]	0.014	0.017	0.007	0.001
Dividends from net investment income	(0.000)[1]	(0.014)	(0.017)	(0.007)	(0.001)
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.014)	(0.017)	(0.007)	(0.001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	1.35%	1.74%	0.73%	0.08%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.58%	0.57%	0.58%	0.63%	0.65%
Expenses after fee waivers and/or expense reimbursements[3]	0.18%	0.44%	0.45%	0.45%	0.39%
Net investment income (loss)[3]	0.01%	1.21%	1.81%	0.78%	0.07%
Supplemental data:
Net assets, end of year (000’s)	$1,295,810	$2,656,216	$1,239,535	$435,888	$193,675

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

23

UBS Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.015	0.019	0.010	0.003
Net realized gain (loss)	0.000 [1]	0.000 [1]	—	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.000 [1]	0.015	0.019	0.010	0.003
Dividends from net investment income	(0.000)[1]	(0.015)	(0.019)	(0.010)	(0.003)
Distributions from net realized gains	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.015)	(0.019)	(0.010)	(0.003)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.03%	1.54%	1.91%	0.97%	0.27%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.58%	0.57%	0.58%	0.64%	1.26%
Expenses after fee waivers and/or expense reimbursements[3]	0.27%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)[3]	0.03%	1.48%	1.98%	1.04%	0.42%
Supplemental data:
Net assets, end of year (000’s)	$1,005,747	$2,399,849	$1,516,370	$368,536	$89,533

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

24

UBS Tax-Free Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.009	0.010	0.006	0.001
Net realized gain (loss)	—	—	—	—	—
Net increase (decrease) from operations	0.000 [1]	0.009	0.010	0.006	0.001
Dividends from net investment income	(0.000)[1]	(0.009)	(0.010)	(0.006)	(0.001)
Distributions from net realized gains	—	—	—	—	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.009)	(0.010)	(0.006)	(0.001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.89%	1.03%	0.56%	0.14%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.64%	0.64%	0.63%	0.80%	1.11%
Expenses after fee waivers and/or expense reimbursements[3]	0.12%	0.43%	0.45%	0.45%	0.42%
Net investment income (loss)[3]	0.01%	0.83%	1.02%	0.63%	0.16%
Supplemental data:
Net assets, end of year (000’s)	$104,455	$319,586	$188,615	$123,642	$46,649

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

25

UBS Investor Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select ESG Prime Investor Fund (“ESG Prime Investor Fund”), UBS Select Government Investor Fund (“Government Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), UBS Prime Investor Fund (“Prime CNAV Investor Fund”), and UBS Tax-Free Investor Fund (“Tax-Free Investor Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, ESG Prime Investor Fund, Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. Prime CNAV Investor Fund commenced operations on January 19, 2016, Government Investor Fund commenced operations on August 17, 2016 and ESG Prime Investor Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Funds. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (17.59% for Prime Investor Fund, 1.28% for ESG Prime Investor Fund, 5.97% for Government Investor Fund, 3.97% for Treasury Investor Fund, 22.61% for Prime CNAV Investor Fund and 12.83% for Tax-Free Investor Fund at April 30, 2021).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

26

UBS Investor Funds

Notes to financial statements

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share funds—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Investor Fund and ESG Prime Investor Fund calculate their net asset values to four decimals (e.g., $1.0000) using market-based pricing and expect that their share prices will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Investor Fund or ESG Prime Investor Fund, as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Investor Fund and Treasury Investor Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Investor Fund and Treasury Investor Fund are permitted to seek to maintain a stable price per share. Prime CNAV Investor Fund and Tax-Free Investor Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Investor Fund and Tax-Free Investor Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Investor Fund, ESG Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended April 30, 2021, Prime Investor Fund, ESG Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Investor Fund and Treasury Investor Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Investor Fund and Treasury Investor Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

27

UBS Investor Funds

Notes to financial statements

Offering costs are accounted for as deferred costs until operations begin and are then amortized to expense over twelve months on a straight-line basis.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the Funds’ investments. The extent of the impact to the financial performance of a Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Investor Fund	0.10%
ESG Prime Investor Fund	0.10
Government Investor Fund	0.10
Treasury Investor Fund	0.10
Prime CNAV Investor Fund	0.10
Tax-Free Investor Fund	0.10

At April 30, 2021, each Fund owed UBS AM for administrative services/expense reimbursements as follows:

Fund	Amounts owed to UBS AM
Prime Investor Fund	$140,581
ESG Prime Investor Fund	730
Government Investor Fund	49,173
Treasury Investor Fund	114,800
Prime CNAV Investor Fund	90,897
Tax-Free Investor Fund	9,573

The Funds and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its administration fees and/or reimburse the Funds so that the Funds’ operating expenses through August 31, 2021 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%.

28

UBS Investor Funds

Notes to financial statements

At April 30, 2021, UBS AM owed the Funds, and for the period ended April 30, 2021, UBS AM was contractually obligated to waive fees and/or to reimburse certain operating expenses as follows:

Fund	Amounts owed by UBS AM	Amounts waived and/or reimbursed by UBS AM
Prime Investor Fund	$78,686	$2,075,483
ESG Prime Investor Fund	3,225	187,862
Government Investor Fund	27,648	698,618
Treasury Investor Fund	78,345	1,461,308
Prime CNAV Investor Fund	62,257	1,317,930
Tax-Free Investor Fund	15,672	237,911

UBS AM may recoup from each fund any such waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap. The fee waiver/expense reimbursement agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive. At April 30, 2021, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Total fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2022	Expires April 30, 2023	Expires April 30, 2024
Prime Investor Fund	$5,837,818	$1,287,529	$2,474,806	$2,075,483
ESG Prime Investor Fund	258,373	—	70,511	187,862
Government Investor Fund	1,721,412	371,929	650,865	698,618
Treasury Investor Fund	3,336,862	626,529	1,249,025	1,461,308
Prime CNAV Investor Fund	3,419,457	685,603	1,415,924	1,317,930
Tax-Free Investor Fund	766,273	253,692	274,670	237,911

Shareholder servicing and distribution plans

UBS AM—US is the principal underwriter and distributor of the Funds’ shares. During the period ended April 30, 2021, the Funds were contractually obligated to pay UBS AM—US monthly distribution (12b-1) and shareholder servicing fees at the below annual rates, as a percentage of each Fund’s average daily net assets:

Fund	Distribution (12b-1) fee	Shareholder servicing fee
Prime Investor Fund	0.25%	0.10%
ESG Prime Investor Fund	0.25	0.10
Government Investor Fund	0.25	0.10
Treasury Investor Fund	0.25	0.10
Prime CNAV Investor Fund	0.25	0.10
Tax-Free Investor Fund	0.25	0.10

29

UBS Investor Funds

Notes to financial statements

At April 30, 2021, each Fund owed UBS AM—US for distribution and shareholder servicing fees as follows:

Fund	Amounts owed to UBS AM—US
Prime Investor Fund	$492,036
ESG Prime Investor Fund	2,555
Government Investor Fund	163,482
Treasury Investor Fund	401,801
Prime CNAV Investor Fund	318,131
Tax-Free Investor Fund	33,505

In addition to UBS AM’s fee waivers and/or expense reimbursements noted in the Administrator section above, in connection with voluntary waivers by the financial intermediaries that are selling each Fund’s shares, UBS AM—US has agreed to voluntarily waive fees or reimburse fund expenses so that each Fund’s operating expenses (excluding interest expense, if any, and extraordinary items) do not exceed 0.45%. At April 30, 2021, UBS AM—US owed the Funds and for the period ended April 30, 2021, UBS AM—US voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amounts owed by UBS AM—US	Amounts waived by UBS AM—US
Prime Investor Fund	$70,294	$1,299,348
ESG Prime Investor Fund	362	9,864
Government Investor Fund	23,354	391,932
Treasury Investor Fund	57,409	878,444
Prime CNAV Investor Fund	45,447	857,931
Tax-Free Investor Fund	4,781	82,404

UBS AM—US may also voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time. At April 30, 2021, UBS AM—US owed the Funds and for the period ended April 30, 2021, UBS AM—US voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amounts owed by UBS AM—US	Amounts waived by UBS AM—US
Prime Investor Fund	$405,318	$4,616,356
ESG Prime Investor Fund	1,715	27,286
Government Investor Fund	173,903	2,072,891
Treasury Investor Fund	404,611	4,580,958
Prime CNAV Investor Fund	279,114	3,038,350
Tax-Free Investor Fund	30,615	516,069

There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed. To the extent that expenses are to be reimbursed, they will be reimbursed by UBS AM. These amounts owed by or owed to UBS AM—US or UBS AM are shown at a net level on the statement of assets and liabilities.

30

UBS Investor Funds

Notes to financial statements

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for each of the Funds for the periods ended April 30, 2021 and April 30, 2020 were as follows:

Prime Investor Fund

	For the year ended April 30, 2021:
	Shares	Amount
Shares sold	1,088,859,820	$1,089,390,127
Shares repurchased	(3,335,552,933)	(3,336,903,321)
Dividends reinvested	1,777,934	1,778,816
Net increase (decrease)	(2,244,915,179)	$(2,245,734,378)

	For the year ended April 30, 2020:
	Shares	Amount
Shares sold	7,480,353,406	$7,481,741,026
Shares repurchased	(6,680,852,392)	(6,681,811,143)
Dividends reinvested	56,063,406	56,074,883
Net increase (decrease)	855,564,420	$856,004,766

ESG Prime Investor Fund

	For the year ended April 30, 2021:
	Shares	Amount
Shares sold	27,797,264	$27,814,235
Shares repurchased	(39,815,242)	(39,829,053)
Dividends reinvested	22,224	22,236
Net increase (decrease)	(11,995,754)	$(11,992,582)

	For the period from January 15, 2020[1], to April 30, 2020:
	Shares	Amount
Shares sold	21,853,655	$21,857,353
Shares repurchased	(2,087,270)	(2,087,991)
Dividends reinvested	857	856
Net increase (decrease)	19,767,242	$19,770,218

[1]	Commencement of operations.

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Investor Fund

	For the years ended April 30,
	2021	2020
Shares sold	272,618,031	1,929,943,106
Shares repurchased	(924,336,383)	(1,331,688,597)
Dividends reinvested	102,169	10,639,787
Net increase (decrease) in shares outstanding	(651,616,183)	608,894,296

31

UBS Investor Funds

Notes to financial statements

Treasury Investor Fund

	For the years ended April 30,
	2021	2020
Shares sold	1,390,351,119	4,444,838,401
Shares repurchased	(2,750,929,236)	(3,050,422,777)
Dividends reinvested	171,981	22,265,042
Net increase (decrease) in shares outstanding	(1,360,406,136)	1,416,680,666

Prime CNAV Investor Fund

	For the years ended April 30,
	2021	2020
Shares sold	836,959,901	4,120,043,945
Shares repurchased	(2,232,253,596)	(3,266,977,826)
Dividends reinvested	1,210,737	30,390,391
Net increase (decrease) in shares outstanding	(1,394,082,958)	883,456,510

Tax-Free Investor Fund

	For the years ended April 30,
	2021	2020
Shares sold	110,471,991	639,848,717
Shares repurchased	(325,632,739)	(510,545,307)
Dividends reinvested	30,281	1,667,180
Net increase (decrease) in shares outstanding	(215,130,467)	130,970,590
Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2021 and April 30, 2020 were as follows:

	2021			2020
Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains	Tax-exempt income	Ordinary income	Long-term realized capital gains
UBS Select Prime Investor Fund	$—	$724,803	$—	$—	$56,254,843	$—
UBS Select ESG Prime Investor Fund	—	19,841	—	—	18,617	—
UBS Select Government Investor Fund	—	97,079	—	—	10,619,965	—
UBS Select Treasury Investor Fund	—	175,840	—	—	22,197,097	—
UBS Prime Investor Fund	—	554,330	—	—	30,715,151	—
UBS Tax-Free Investor Fund	16,568	—	—	1,658,831	—	—

32

UBS Investor Funds

Notes to financial statements

At April 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
UBS Select Prime Investor Fund	$—	$13,374	$—	$(246)	$499,509	$(13,746)	$498,891
UBS Select ESG Prime Investor Fund	—	174	—	—	5,245	(10,473)	(5,054)
UBS Select Government Investor Fund	—	16,071	—	—	—	(15,225)	846
UBS Select Treasury Investor Fund	—	11,278	—	—	—	(11,278)	—
UBS Prime Investor Fund	—	12,590	—	—	—	(8,902)	3,688
UBS Tax-Free Investor Fund	937	—	—	—	—	(937)	—

Net capital losses recognized by the Funds may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2021, the UBS Select Prime Investor Fund has a short-term capital loss carryforward of $246.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2021, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2021, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2021, and since inception for the ESG Prime Investor Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

33

UBS Investor Funds

Report of independent registered public accounting firm

To the Shareholders of UBS Select Prime Investor Fund, UBS Select ESG Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund and the Board of Trustees of UBS Series Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Investor Fund, UBS Select ESG Prime Investor Fund , UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund (collectively referred to as the “Funds”), (six of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2021, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting UBS Series Funds) at April 30, 2021, and the results of their operations, the changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting UBS Series Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Prime Investor Fund UBS Tax-Free Investor Fund	For the year ended April 30, 2021	For each of the two years in the period ended April 30, 2021	For each of the five years in the period ended April 30, 2021
UBS Select Government Investor Fund	For the year ended April 30, 2021	For each of the two years in the period ended April 30, 2021	For each of the four years in the period ended April 30, 2021 and the period from August 17, 2016 (commencement of operations) through April 30, 2017
UBS Select ESG Prime Investor Fund	For the year ended April 30, 2021	For the year ended April 30, 2021 and the period from January 15, 2020 (commencement of operations) through April 30, 2020	For the year ended April 30, 2021 and the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

34

UBS Investor Funds

Report of independent registered public accounting firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2021

35

UBS Investor Funds

General information (unaudited)

Monthly portfolio holdings disclosure

The Funds and Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Funds and Master Funds make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Investor Fund invests), Master Trust—ESG Prime Master Fund (the master fund in which UBS Select ESG Prime Investor Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Investor Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following ordinary income distributions paid as qualified interest income and qualified short term capital gains:

Fund	Qualified interest income	Qualified short term capital gains
Prime Investor Fund	$341,184	$13,574
ESG Prime Investor Fund	2,919	7,717
Government Investor Fund	78,385	18,694
Treasury Investor Fund	170,386	—
Prime CNAV Investor Fund	301,299	12,615

36

Master Trust

Annual Report  |  April 30, 2021

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2020 to April 30, 2021.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2020	Ending account value April 30, 2021	Expenses paid during period 11/01/20 to 04/30/21[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,000.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,000.70	$0.00	0.00%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.79	0.00	0.00

Government Master Fund
Actual	$1,000.00	$1,000.10	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund
Actual	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.40	0.40	0.08

Prime CNAV Master Fund
Actual	$1,000.00	$1,000.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,000.10	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.45	0.35	0.07

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	49 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	20.3%
Japan	11.9
Canada	11.2
France	9.3
New Zealand	6.4
Total	59.1%

Portfolio composition[2]	Percentage of net assets
Commercial paper	64.5%
Repurchase agreements	17.4
Certificates of deposit	9.7
Time deposits	8.4
Other assets in excess of liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05% or (0.05%).
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited) (continued)

ESG Prime Master Fund

Characteristics
Weighted average maturity[1]	51 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	23.9%
Japan	10.6
France	8.8
Sweden	7.3
Canada	6.9
Total	57.5%

Portfolio composition[2]
Commercial paper	64.8%
Repurchase agreements	22.6
Time deposits	9.0
Certificates of deposit	3.5
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	34 days

Portfolio composition[2]
U.S. Treasury obligations	43.9%
U.S. government agency obligations	34.1
Repurchase agreements	22.9
Liabilities in excess of other assets	(0.9)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	43 days

Portfolio composition[2]
U.S. Treasury obligations	73.2%
Repurchase agreements	27.6
Liabilities in excess of other assets	(0.8)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	53 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	22.5%
Japan	12.6
Canada	12.6
France	9.4
New Zealand	6.0
Total	63.1%

Portfolio composition[2]
Commercial paper	69.7%
Repurchase agreements	14.6
Certificates of deposit	9.3
Time deposits	6.7
Liabilities in excess of other assets	(0.3)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	10 days

Portfolio composition[2]
Municipal bonds	90.1%
Tax-exempt commercial paper	9.8
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Certificates of deposit—9.7%
Banking-non-U.S.—7.8%
MUFG Bank Ltd. 0.190%, due 10/05/21	$45,000,000	$45,002,956
Oversea-Chinese Banking Corp. Ltd. 0.290%, due 06/21/21	44,000,000	44,011,620
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.300%, due 06/16/21[1]	32,000,000	32,017,745
Skandinaviska Enskilda Banken AB 0.250%, due 05/13/21	63,000,000	63,003,865
0.250%, due 06/01/21	63,000,000	63,009,402
Sumitomo Mitsui Banking Corp. 0.170%, due 08/24/21	50,000,000	50,000,636
0.180%, due 07/26/21	54,000,000	54,005,471
0.270%, due 05/18/21	63,000,000	63,006,013
Sumitomo Mitsui Trust Bank Ltd. 0.260%, due 05/11/21	66,000,000	66,003,891
0.270%, due 05/12/21	40,000,000	40,002,679
0.270%, due 05/18/21	50,000,000	50,004,773
Svenska Handelsbanken
3 mo. USD LIBOR + 0.050%, 0.240%, due 05/28/21[1]	35,000,000	35,005,684
Toronto-Dominion Bank
3 mo. USD LIBOR + 0.100%, 0.282%, due 05/20/21[1]	85,000,000	85,028,038

		690,102,773

Banking-U.S.—1.9%
Cooperatieve Centrale
3 mo. USD LIBOR + 0.010%, 0.200%, due 06/21/21[1]	50,000,000	49,999,998
0.250%, due 08/16/21	64,000,000	64,019,158
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.050%, 0.243%, due 05/06/21[1]	52,000,000	52,009,299

		166,028,455
Total certificates of deposit (cost—$856,000,000)		856,131,228

Commercial paper[2]—64.5%
Asset backed-miscellaneous—15.7%
Barton Capital SA 0.080%, due 05/03/21	5,000,000	4,999,969
Chariot Funding LLC 0.220%, due 07/09/21	59,000,000	58,982,447
Fairway Finance Co. LLC 0.170%, due 09/03/21	60,000,000	59,965,140
0.180%, due 10/08/21	22,000,000	21,983,274
0.180%, due 11/05/21	44,000,000	43,960,037
0.220%, due 05/13/21	33,000,000	32,998,868
0.250%, due 06/03/21	60,000,000	59,991,784
Liberty Street Funding LLC 0.010%, due 05/03/21	90,000,000	89,999,595
0.150%, due 08/05/21	35,000,000	34,984,817
0.155%, due 08/03/21	25,000,000	24,989,379

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
LMA Americas LLC 0.170%, due 08/05/21	$30,000,000	$29,986,986
0.180%, due 10/07/21	42,000,000	41,968,266
0.190%, due 10/08/21	19,000,000	18,985,555
0.200%, due 05/11/21	6,000,000	5,999,835
0.250%, due 05/17/21	63,000,000	62,996,817
0.260%, due 05/20/21	50,000,000	49,996,750
0.270%, due 06/02/21	21,100,000	21,097,602
Nieuw Amsterdam Receivables Corp. 0.040%, due 05/04/21	80,372,000	80,371,500
Old Line Funding LLC 0.180%, due 09/01/21	39,000,000	38,979,044
0.190%, due 09/10/21	30,000,000	29,982,599
0.230%, due 10/26/21	50,000,000	49,960,222
0.240%, due 10/15/21	82,000,000	81,938,773
0.270%, due 08/16/21	50,000,000	49,977,050
0.290%, due 07/09/21	45,000,000	44,987,487
Starbird Funding Corp. 0.070%, due 05/03/21	29,400,000	29,399,819
0.150%, due 07/09/21	20,000,000	19,994,050
Thunder Bay Funding LLC 0.180%, due 08/16/21	30,000,000	29,986,050
0.190%, due 10/04/21	50,000,000	49,962,930
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.090%, 0.205%, due 05/04/21[1,3]	43,000,000	43,000,000
1 mo. USD LIBOR + 0.110%, 0.221%, due 05/06/21[1,3]	44,000,000	44,000,000
Victory Receivables Corp. 0.050%, due 05/03/21	71,006,000	71,005,680
0.200%, due 05/03/21	59,000,000	58,999,734

		1,386,432,059

Banking-non-U.S.—46.1%
ANZ New Zealand International Ltd. 0.190%, due 11/29/21	31,000,000	30,973,588
0.200%, due 12/21/21	31,000,000	30,968,836
3 mo. USD LIBOR + 0.010%, 0.213%, due 05/10/21[1,3]	22,000,000	22,000,000
0.260%, due 08/18/21	40,000,000	39,984,478
ASB Finance Ltd. 0.220%, due 11/24/21	67,000,000	66,938,449
0.230%, due 05/17/21	33,000,000	32,999,205
0.240%, due 05/12/21	64,000,000	63,999,019
0.250%, due 06/11/21	63,000,000	62,994,708
0.250%, due 07/07/21	60,000,000	59,989,460
Bank of Nova Scotia 0.230%, due 04/07/22	24,750,000	24,702,270
BNZ International Funding Ltd. 0.220%, due 08/06/21	46,000,000	45,986,852
BPCE SA 0.180%, due 09/01/21	50,000,000	49,975,200
Caisse des Depots et Consignations 0.180%, due 01/14/22	25,000,000	24,968,345

Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
Canadian Imperial Bank of Commerce 0.200%, due 07/07/21	$46,000,000	$45,990,616
0.230%, due 04/04/22	37,000,000	36,922,652
3 mo. USD LIBOR + 0.050%, 0.243%, due 05/06/21[1,3]	79,000,000	79,010,090
3 mo. USD LIBOR + 0.070%, 0.272%, due 05/04/21[1,3]	79,000,000	79,013,819
Credit Industriel et Commercial 0.240%, due 05/24/21	62,000,000	61,997,230
DBS Bank Ltd. 0.140%, due 05/03/21	25,000,000	24,999,875
0.170%, due 08/23/21	51,000,000	50,974,422
0.180%, due 10/01/21	40,000,000	39,971,253
0.250%, due 05/19/21	85,000,000	84,996,456
Dexia Credit Local SA 0.210%, due 05/06/21	48,000,000	47,999,520
0.250%, due 06/08/21	60,000,000	59,994,215
Erste Abwicklungsanstalt 0.150%, due 06/04/21	50,000,000	49,995,868
Erste Finance LLC 0.070%, due 05/04/21	180,000,000	179,996,999
0.070%, due 05/06/21	115,000,000	114,997,125
Federation des Caisses Desjardins du Quebec 0.050%, due 05/03/21	220,000,000	219,998,900
0.050%, due 05/04/21	121,000,000	120,999,193
Mitsubishi UFJ Trust & Banking Corp. 0.170%, due 07/01/21	50,000,000	49,989,580
0.180%, due 09/01/21	30,000,000	29,982,123
0.185%, due 09/01/21	50,000,000	49,970,206
0.190%, due 08/02/21	50,000,000	49,981,200
0.210%, due 07/12/21	40,000,000	39,989,537
Mizuho Bank Ltd. 0.165%, due 08/10/21	40,000,000	39,979,147
0.175%, due 07/06/21	40,000,000	39,988,908
0.190%, due 05/25/21	64,000,000	63,994,978
0.190%, due 06/01/21	101,000,000	100,990,752
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.000%, 0.198%, due 05/14/21[1,3]	70,000,000	70,000,777
National Bank of Canada 0.170%, due 08/16/21	43,750,000	43,732,675
0.170%, due 09/01/21	50,000,000	49,975,372
0.220%, due 07/06/21	78,000,000	77,983,742
Natixis SA 0.260%, due 05/17/21	62,000,000	61,997,540
NRW Bank 0.035%, due 05/05/21	100,000,000	99,999,306
0.040%, due 05/04/21	235,000,000	234,998,693
Oversea-Chinese Banking Corp. Ltd. 0.180%, due 10/01/21	51,000,000	50,960,512
0.270%, due 08/17/21	63,000,000	62,971,578
Skandinaviska Enskilda Banken AB 0.180%, due 10/05/21	45,000,000	44,967,807
0.180%, due 11/18/21	45,000,000	44,956,570
0.190%, due 08/19/21	43,000,000	42,981,836

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Societe Generale SA 0.020%, due 05/06/21	$117,000,000	$116,998,830
0.050%, due 05/03/21	15,000,000	14,999,925
Sumitomo Mitsui Banking Corp. 0.160%, due 08/13/21	20,050,000	20,041,520
Sumitomo Mitsui Trust Bank Ltd. 0.190%, due 05/25/21	80,000,000	79,995,500
0.190%, due 08/23/21	30,000,000	29,985,146
Svenska Handelsbanken 0.160%, due 08/23/21	50,000,000	49,979,555
0.210%, due 12/16/21	35,000,000	34,960,421
0.230%, due 06/01/21	36,750,000	36,747,354
0.250%, due 08/12/21	64,000,000	63,976,889
Toronto-Dominion Bank 0.060%, due 05/04/21	90,000,000	89,999,200
United Overseas Bank Ltd. 0.250%, due 05/28/21	60,000,000	59,996,314
0.280%, due 09/27/21	65,000,000	64,952,604
Westpac Banking Corp. 0.180%, due 12/01/21	45,000,000	44,946,788
3 mo. USD LIBOR + 0.020%, 0.210%, due 11/24/21[1,3]	45,000,000	44,999,999
Westpac Securities NZ Ltd. 0.200%, due 07/08/21	46,000,000	45,988,009
3 mo. USD LIBOR + 0.010%, 0.205%, due 05/05/21[1,3]	58,000,000	58,000,097

		4,061,299,633

Banking-U.S.—2.7%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.010%, 0.186%, due 07/26/21[1,3]	40,000,000	40,000,000
3 mo. USD LIBOR + 0.010%, 0.215%, due 05/03/21[1,3]	42,000,000	42,000,000
Collateralized Commercial Paper FLEX Co. LLC 0.190%, due 10/19/21	35,000,000	34,969,064
0.250%, due 07/09/21	25,000,000	24,992,562
0.270%, due 06/08/21	6,000,000	5,999,142
Collateralized Commercial Paper V Co. LLC 0.200%, due 10/04/21	13,000,000	12,990,078
0.220%, due 10/29/21	79,000,000	78,924,116

		239,874,962
Total commercial paper (cost—$5,687,160,781)		5,687,606,654

Time deposits—8.4%
Banking-non-U.S.—8.4%
ABN AMRO Bank N.V. 0.050%, due 05/03/21	360,000,000	360,000,000
Credit Agricole Corporate & Investment Bank 0.030%, due 05/03/21	118,000,000	118,000,000
Mizuho Bank Ltd. 0.050%, due 05/03/21	85,000,000	85,000,000
Natixis SA 0.020%, due 05/03/21	180,000,000	180,000,000
Total time deposits (cost—$743,000,000)		743,000,000

Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Repurchase agreements—17.4%
Repurchase agreement dated 04/30/21 with Barclays Bank PLC, 0.010% due 05/03/21, collateralized by $97,065,829 Federal Home Loan Mortgage Corp. obligations, 2.500% to 3.500% due 06/01/47 to 03/01/51 and $371,669,956 Federal National Mortgage Association obligations, 2.500% to 4.500% due 05/01/35 to 03/01/40; (value—$204,000,000); proceeds: $200,000,167	$200,000,000	$200,000,000
Repurchase agreement dated 04/30/21 with BNP Paribas SA, 0.140% due 05/03/21, collateralized by $56,269,186 various asset-backed convertible bonds, 2.436% to 6.580% due 03/15/22 to 04/22/52; (value—$53,496,135); proceeds: $50,000,583	50,000,000	50,000,000
Repurchase agreement dated 04/30/21 with BNP Paribas SA, 0.180% due 05/03/21, collateralized by $189,908,361 various asset-backed convertible bonds, 0.586% to 6.750% due 07/01/21 to 03/25/36; (value—$32,191,636); proceeds: $30,000,450[5]	30,000,000	30,000,000
Repurchase agreement dated 04/30/21 with J.P. Morgan Securities LLC, 0.010% due 05/03/21, collateralized by $76,812,096 Federal Home Loan Mortgage Corp. obligations, 2.834% to 4.000% due 12/01/37 to 10/15/47 and $369,902,082 Federal National Mortgage Association obligations, 2.112% to 4.000% due 12/01/33 to 02/01/51; (value—$306,000,000); proceeds: $300,000,250	300,000,000	300,000,000
Repurchase agreement dated 04/20/21 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/21, collateralized by $172,429,417 Federal Home Loan Mortgage Corp. obligations, 2.000% to 4.500% due 05/01/35 to 04/01/51 and $160,064,348 Federal National Mortgage Association obligations, 2.000% to 6.000% due 09/01/25 to 11/01/56; (value—$204,000,000); proceeds: $200,001,111[4]	200,000,000	200,000,000
Repurchase agreement dated 04/27/21 with J.P. Morgan Securities LLC, 0.250% due 05/04/21, collateralized by $65,080,000 asset-backed convertible bond, 2.000% due 08/15/22; (value—$77,000,487); proceeds: $70,003,403	70,000,000	70,000,000
Repurchase agreement dated 04/28/20 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.280% due 05/07/21, collateralized by $78,598,066 various asset-backed convertible bonds, 4.000% to 10.000% due 10/15/21 to 10/01/40; (value—$81,000,001); proceeds: $75,214,083[4]	75,000,000	75,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/01/21 with J.P. Morgan Securities LLC, OBFR + 0.33%, 0.380% due 06/04/21, collateralized by $67,298,000 various asset-backed convertible bonds, zero coupon to 4.000% due 06/15/24 to 12/15/25; (value—$82,500,545); proceeds: $75,022,958[4]	$75,000,000	$75,000,000
Repurchase agreement dated 04/30/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.010% due 05/03/21, collateralized by $425,089,324 Government National Mortgage Association obligation, 3.000% due 08/20/49; (value—$204,000,000); proceeds: $200,000,167	200,000,000	200,000,000
Repurchase agreement dated 04/20/21 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.25%, 0.300% due 06/04/21, collateralized by $39,020,456 various asset-backed convertible bonds, 0.486% to 6.500% due 05/15/28 to 09/20/45; (value—$26,750,000); proceeds: $25,002,083[4]	25,000,000	25,000,000
Repurchase agreement dated 04/01/21 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.700% due 08/03/21, collateralized by $52,226,000 various asset-backed convertible bonds, zero coupon to 2.000% due 08/15/23 to 06/15/27; (value—$80,250,338); proceeds: $75,042,292[4]	75,000,000	75,000,000
Repurchase agreement dated 04/01/21 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.700% due 08/03/21, collateralized by $165,392,000 shares of various asset-backed convertible bonds, zero coupon to 6.750% due 03/15/23 to 09/30/46; (value—$251,450,117); proceeds: $235,132,514[4]	235,000,000	235,000,000
Total repurchase agreements (cost—$1,535,000,000)		1,535,000,000
Total investments (cost—$8,821,160,781 which approximates cost for federal income tax purposes)—100.0%		8,821,737,882

Other assets in excess of liabilities—0.00%†		1,371,247
Net assets—100.0%		$8,823,109,129

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime Master Fund

Portfolio of investments—April 30, 2021

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$856,131,228	$—	$856,131,228
Commercial paper	—	5,687,606,654	—	5,687,606,654
Time deposits	—	743,000,000	—	743,000,000
Repurchase agreements	—	1,535,000,000	—	1,535,000,000
Total	$—	$8,821,737,882	$—	$8,821,737,882

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $ 522,024,782, represented 5.9% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2021.

[5]	Collateral includes perpetual investments, maturity dates shown reflect the next call date for the perpetual investments.

See accompanying notes to financial statements.

ESG Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Certificates of deposit—3.5%
Banking-non-U.S.—2.7%
MUFG Bank Ltd. 0.190%, due 10/05/21	$2,500,000	$2,500,164
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.300%, due 06/16/21[1]	2,000,000	2,001,109
Skandinaviska Enskilda Banken AB 0.250%, due 05/13/21	2,000,000	2,000,123
0.250%, due 06/01/21	2,000,000	2,000,298
Sumitomo Mitsui Banking Corp. 0.180%, due 07/26/21	2,000,000	2,000,203
3 mo. USD LIBOR + 0.010%, 0.212%, due 07/01/21[1]	2,000,000	2,000,000
Svenska Handelsbanken
3 mo. USD LIBOR + 0.010%, 0.202%, due 05/17/21[1]	2,000,000	1,999,893
3 mo. USD LIBOR + 0.050%, 0.240%, due 05/28/21[1]	1,500,000	1,500,243

		16,002,033

Banking-U.S.—0.8%
Cooperatieve Centrale
3 mo. USD LIBOR + 0.010%, 0.200%, due 06/21/21[1]	3,000,000	3,000,000
0.250%, due 08/16/21	2,000,000	2,000,599

		5,000,599
Total certificates of deposit (cost—$21,000,000)		21,002,632

Commercial paper[2]—64.8%
Asset backed-miscellaneous—20.9%
Atlantic Asset Securitization LLC 0.040%, due 05/03/21	1,500,000	1,499,991
0.158%, due 07/22/21	6,000,000	5,997,814
0.161%, due 08/05/21	2,500,000	2,498,915
1 mo. USD LIBOR + 0.080%, 0.195%, due 05/18/21[1,3]	2,000,000	2,000,175
Barton Capital SA 0.081%, due 05/03/21	1,000,000	999,994
Chariot Funding LLC 0.106%, due 05/10/21	4,000,000	3,999,882
0.153%, due 07/09/21	2,000,000	1,999,405
Fairway Finance Co. LLC 0.095%, due 05/13/21	1,000,000	999,966
0.145%, due 06/03/21	1,500,000	1,499,795
0.170%, due 10/08/21	1,000,000	999,240
0.173%, due 11/05/21	3,000,000	2,997,275
0.183%, due 11/15/21	2,750,000	2,747,325
Gotham Funding Corp. 0.050%, due 05/07/21	4,000,000	3,999,961
Liberty Street Funding LLC 0.161%, due 08/04/21	5,000,000	4,997,853
LMA Americas LLC 0.074%, due 05/03/21	1,000,000	999,994
0.090%, due 05/11/21	1,750,000	1,749,952
0.107%, due 05/17/21	1,500,000	1,499,924
0.132%, due 06/08/21	2,000,000	1,999,714

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
0.155%, due 07/15/21	$5,000,000	$4,998,364
0.162%, due 08/09/21	2,000,000	1,999,091
0.167%, due 09/08/21	2,000,000	1,998,785
Manhattan Asset Funding Co. LLC 0.153%, due 07/08/21	5,500,000	5,498,387
Nieuw Amsterdam Receivables Corp. 0.100%, due 05/28/21	7,000,000	6,999,456
0.127%, due 07/27/21	3,000,000	2,998,907
0.137%, due 06/25/21	7,000,000	6,998,508
Old Line Funding LLC 0.142%, due 07/06/21	2,500,000	2,499,339
0.143%, due 07/09/21	2,000,000	1,999,444
0.156%, due 09/01/21	2,000,000	1,998,925
0.160%, due 10/15/21	2,000,000	1,998,507
0.162%, due 11/01/21	2,500,000	2,497,919
Thunder Bay Funding LLC 0.113%, due 06/09/21	5,000,000	4,999,372
0.135%, due 07/14/21	2,000,000	1,999,437
0.137%, due 07/19/21	1,000,000	999,696
0.155%, due 08/16/21	2,000,000	1,999,070
0.170%, due 10/04/21	2,000,000	1,998,517
0.172%, due 11/01/21	2,000,000	1,998,232
Versailles Commercial Paper LLC 0.063%, due 05/05/21	3,000,000	2,999,974
0.125%, due 06/03/21	2,250,000	2,249,734
0.152%, due 07/06/21	5,000,000	4,998,586
0.161%, due 08/02/21	5,000,000	4,997,898
1 mo. USD LIBOR + 0.110%, 0.221%, due 05/06/21[1,3]	2,000,000	2,000,000
Victory Receivables Corp. 0.054%, due 05/03/21	2,000,000	1,999,991
0.140%, due 07/21/21	5,500,000	5,498,246
0.140%, due 07/27/21	3,000,000	2,998,973

		127,710,533

Banking-non-U.S.—41.7%
ANZ New Zealand International Ltd. 0.127%, due 08/18/21	1,000,000	999,612
0.144%, due 11/29/21	2,000,000	1,998,296
0.154%, due 12/21/21	2,000,000	1,997,989
3 mo. USD LIBOR + 0.010%, 0.213%, due 05/10/21[1,3]	1,000,000	1,000,000
ASB Finance Ltd. 0.046%, due 05/12/21	2,000,000	1,999,969
0.093%, due 07/07/21	3,100,000	3,099,455
0.122%, due 09/01/21	2,000,000	1,999,160
0.148%, due 10/22/21	2,000,000	1,998,561
Banque et Caisse d Epargne de l Etat 0.108%, due 08/16/21	6,000,000	5,998,056
0.137%, due 10/01/21	2,000,000	1,998,828
BNZ International Funding Ltd. 0.105%, due 08/06/21	2,000,000	1,999,428
BPCE SA 0.144%, due 09/01/21	2,500,000	2,498,760
Canadian Imperial Bank of Commerce 0.108%, due 07/07/21	2,000,000	1,999,592
0.145%, due 09/13/21	2,000,000	1,998,904
0.222%, due 04/04/22	2,500,000	2,494,774

ESG Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
3 mo. USD LIBOR + 0.070%, 0.272%, due 05/04/21[1,3]	$1,000,000	$1,000,175
DBS Bank Ltd. 0.079%, due 05/19/21	1,000,000	999,958
0.157%, due 08/23/21	2,000,000	1,998,997
0.168%, due 10/01/21	2,500,000	2,498,203
Dexia Credit Local SA 0.060%, due 05/06/21	1,000,000	999,990
0.089%, due 06/08/21	2,000,000	1,999,807
Erste Abwicklungsanstalt 0.085%, due 06/04/21	5,000,000	4,999,587
Erste Finance LLC 0.150%, due 05/06/21	14,000,000	13,999,650
Federation des Caisses Desjardins du Quebec
0.060%, due 05/03/21	7,500,000	7,499,963
0.060%, due 05/04/21	7,000,000	6,999,953
0.090%, due 06/09/21	7,500,000	7,499,250
Kreditanstalt fuer Wiederaufbau 0.180%, due 01/26/22	2,000,000	1,997,290
Mitsubishi UFJ Trust & Banking Corp. 0.100%, due 05/25/21	2,250,000	2,249,844
0.121%, due 07/01/21	3,000,000	2,999,375
0.129%, due 07/12/21	1,500,000	1,499,608
0.147%, due 08/05/21	2,000,000	1,999,208
0.173%, due 09/01/21	2,500,000	2,498,510
Mizuho Bank Ltd. 0.103%, due 06/01/21	2,000,000	1,999,817
0.124%, due 05/21/21	2,750,000	2,749,801
National Australia Bank Ltd. 0.091%, due 06/02/21	5,000,000	4,999,583
National Bank of Canada 0.111%, due 07/02/21	2,500,000	2,499,514
0.112%, due 07/06/21	3,000,000	2,999,375
0.123%, due 08/02/21	2,000,000	1,999,358
0.128%, due 08/10/21	2,500,000	2,499,093
Nationwide Building Society 0.089%, due 05/10/21	11,500,000	11,499,716
0.124%, due 05/25/21	5,000,000	4,999,569
Natixis SA 0.084%, due 05/17/21	2,000,000	1,999,921
Nordea Bank Abp 0.106%, due 07/15/21	2,000,000	1,999,552
0.126%, due 08/17/21	2,250,000	2,249,142
0.129%, due 08/26/21	11,000,000	10,995,349
NRW Bank 0.059%, due 05/14/21	5,000,000	4,999,885
Oversea-Chinese Banking Corp. Ltd. 0.095%, due 06/14/21	6,000,000	5,999,288
0.173%, due 09/16/21	2,000,000	1,998,664
0.181%, due 10/01/21	2,000,000	1,998,451
0.194%, due 12/08/21	2,000,000	1,997,607
Royal Bank of Canada 0.083%, due 06/22/21	1,240,000	1,239,849
Skandinaviska Enskilda Banken AB 0.080%, due 05/19/21	4,500,000	4,499,810
0.080%, due 05/21/21	1,000,000	999,953
0.115%, due 07/06/21	2,500,000	2,499,465

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(concluded)
0.175%, due 12/10/21	$2,500,000	$2,497,278
0.178%, due 01/05/22	2,000,000	1,997,528
Societe Generale SA 0.060%, due 05/06/21	10,000,000	9,999,900
Sumitomo Mitsui Banking Corp. 0.092%, due 06/02/21	6,000,000	5,999,494
0.141%, due 08/09/21	5,500,000	5,497,824
Sumitomo Mitsui Trust Bank Ltd. 0.067%, due 05/17/21	2,000,000	1,999,937
0.067%, due 05/17/21	4,000,000	3,999,873
0.074%, due 05/21/21	4,000,000	3,999,827
0.085%, due 05/27/21	3,000,000	2,999,809
0.102%, due 06/17/21	2,000,000	1,999,728
0.119%, due 07/12/21	2,000,000	1,999,517
Svenska Handelsbanken 0.075%, due 05/19/21	1,000,000	999,960
0.125%, due 08/12/21	2,000,000	1,999,278
0.127%, due 08/19/21	2,000,000	1,999,217
0.139%, due 10/06/21	2,500,000	2,498,465
0.172%, due 11/19/21	1,800,000	1,798,295
0.177%, due 12/16/21	2,000,000	1,997,738
Toronto-Dominion Bank 0.083%, due 05/10/21	1,750,000	1,749,960
0.153%, due 10/07/21	3,000,000	2,997,960
3 mo. USD LIBOR + 0.030%, 0.220%, due 06/16/21[1,3]	2,000,000	2,000,000
United Overseas Bank Ltd. 0.079%, due 05/28/21	1,000,000	999,939
0.083%, due 06/02/21	3,000,000	2,999,772
0.105%, due 06/24/21	2,000,000	1,999,679
0.175%, due 09/27/21	1,000,000	999,271
Westpac Banking Corp. 0.194%, due 11/15/21	2,000,000	1,997,855
0.195%, due 11/18/21	2,000,000	1,997,812
Westpac Securities NZ Ltd. 0.136%, due 07/08/21	2,000,000	1,999,479
0.194%, due 11/15/21	2,000,000	1,997,855
3 mo. USD LIBOR + 0.010%, 0.205%, due 05/05/21[1,3]	1,000,000	1,000,002

		254,566,766

Banking-U.S.—2.2%
Bedford Row Funding Corp. 0.176%, due 01/03/22	1,500,000	1,498,182
3 mo. USD LIBOR + 0.010%, 0.215%, due 05/03/21[1,3]	2,000,000	2,000,000
3 mo. USD LIBOR + 0.050%, 0.237%, due 06/21/21[1,3]	1,000,000	1,000,077
Collateralized Commercial Paper FLEX Co. LLC 0.110%, due 05/18/21	1,000,000	999,945
0.132%, due 06/08/21	1,000,000	999,857
0.181%, due 10/13/21	2,000,000	1,998,331
Collateralized Commercial Paper V Co. LLC 0.175%, due 10/04/21	2,500,000	2,498,092

ESG Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-U.S.—(concluded)
Cooperatieve Rabobank UA 0.169%, due 11/29/21	$2,500,000	$2,497,500

		13,491,984
Total commercial paper (cost—$395,749,303)		395,769,283

Time deposits—9.0%
Banking-non-U.S.—9.0%
Credit Agricole Corporate & Investment Bank 0.030%, due 05/03/21	15,000,000	15,000,000
Mizuho Bank Ltd. 0.050%, due 05/03/21	20,000,000	20,000,000
Natixis 0.020%, due 05/03/21	20,000,000	20,000,000
Total time deposits (cost—$55,000,000)		55,000,000

Repurchase agreements—22.6%
Repurchase agreement dated 04/01/21 with J.P. Morgan Securities LLC, OBFR + 0.33%, 0.380% due 06/04/21, collateralized by $783,811 various asset-backed convertible bonds, zero coupon to 8.00% due 09/15/21 to 12/01/50; (value—$1,135,198); proceeds: $1,000,306[4,5]	1,000,000	1,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.010% due 05/03/21, collateralized by $138,871,800 U.S. Treasury Note, 0.500% due 03/15/23; (value—$139,740,088); proceeds: $137,000,114	$137,000,000	$137,000,000
Total repurchase agreements (cost—$138,000,000)		138,000,000
Total investments (cost—$609,749,303 which approximates cost for federal income tax purposes)—99.9%		609,771,915

Other assets in excess of liabilities—0.1%		736,175
Net assets—100.0%		$610,508,090

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$21,002,632	$—	$21,002,632
Commercial paper	—	395,769,283	—	395,769,283
Time deposits	—	55,000,000	—	55,000,000
Repurchase agreements	—	138,000,000	—	138,000,000
Total	$—	$609,771,915	$—	$609,771,915

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $12,000,429, represented 2.0% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2021.

[5]	Collateral includes perpetual investments, maturity dates shown reflect the next call date for the perpetual investments.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
U.S. government agency obligations—34.1%
Federal Farm Credit Bank
SOFR + 0.035%, 0.045%, due 05/01/21[1]	$27,000,000	$27,000,000
SOFR + 0.050%, 0.060%, due 05/01/21[1]	23,000,000	23,000,000
0.060%, due 02/10/22	45,000,000	44,996,392
SOFR + 0.055%, 0.065%, due 05/01/21[1]	5,500,000	5,500,000
SOFR + 0.060%, 0.070%, due 05/01/21[1]	2,000,000	2,000,000
0.100%, due 10/08/21	67,500,000	67,492,207
SOFR + 0.110%, 0.120%, due 05/01/21[1]	78,000,000	78,000,000
0.120%, due 05/20/21[2]	125,000,000	124,992,917
0.130%, due 05/06/21[2]	25,000,000	24,999,729
0.150%, due 05/26/21	55,000,000	54,999,758
SOFR + 0.160%, 0.170%, due 05/01/21[1]	35,000,000	35,000,000
Federal Home Loan Bank 0.009%, due 05/12/21[2]	150,000,000	149,999,662
0.010%, due 05/28/21[2]	77,000,000	76,999,465
0.018%, due 07/09/21[2]	172,000,000	171,994,238
0.018%, due 07/16/21[2]	79,000,000	78,997,077
SOFR + 0.010%, 0.020%, due 05/03/21[1]	231,000,000	231,000,000
0.020%, due 07/28/21[2]	60,000,000	59,997,133
SOFR + 0.015%, 0.025%, due 05/03/21[1]	186,000,000	186,000,000
0.025%, due 08/19/21	78,000,000	77,999,317
0.025%, due 08/25/21[2]	28,600,000	28,597,736
0.034%, due 05/21/21[2]	89,000,000	88,998,487
0.039%, due 05/12/21[2]	45,000,000	44,999,561
0.040%, due 05/17/21[2]	90,000,000	89,998,600
0.050%, due 06/28/21	66,000,000	66,000,257
0.059%, due 05/05/21[2]	45,000,000	44,999,853
SOFR + 0.050%, 0.060%, due 05/03/21[1]	100,000,000	100,000,000
SOFR + 0.055%, 0.065%, due 05/03/21[1]	100,000,000	100,000,000
SOFR + 0.060%, 0.070%, due 05/03/21[1]	25,000,000	25,000,000
0.090%, due 06/18/21[2]	13,000,000	12,998,505
SOFR + 0.090%, 0.100%, due 05/03/21[1]	46,000,000	46,000,000
0.104%, due 05/14/21[2]	53,500,000	53,498,300
SOFR + 0.150%, 0.160%, due 05/03/21[1]	116,000,000	116,000,000
0.185%, due 06/24/21[2]	52,000,000	51,986,104
Federal Home Loan Mortgage Corp.
SOFR + 0.095%, 0.105%, due 05/01/21[1]	67,000,000	67,000,000
SOFR + 0.100%, 0.110%, due 05/01/21[1]	181,000,000	181,000,000
SOFR + 0.190%, 0.200%, due 05/01/21[1]	115,000,000	115,000,000

	Face amount	Value
U.S. government agency obligations—(concluded)
Federal National Mortgage Association
SOFR + 0.130%, 0.140%, due 05/01/21[1]	$90,000,000	$90,000,482
SOFR + 0.180%, 0.190%, due 05/01/21[1]	115,000,000	115,000,000
2.750%, due 06/22/21	51,775,000	51,958,639
Total U.S. government agency obligations (cost—$3,010,004,419)		3,010,004,419

U.S. Treasury obligations—43.9%
U.S. Cash Management Bill 0.021%, due 08/31/21[2]	77,000,000	76,994,655
0.022%, due 08/10/21[2]	75,000,000	74,995,566
0.025%, due 08/17/21[2]	57,000,000	56,995,804
0.030%, due 08/03/21[2]	65,000,000	64,995,017
0.034%, due 06/29/21[2]	85,000,000	84,994,055
0.053%, due 07/13/21[2]	155,000,000	154,984,025
0.056%, due 07/20/21[2]	74,000,000	73,991,182
0.069%, due 06/22/21[2]	150,000,000	149,986,806
0.081%, due 07/06/21[2]	97,000,000	96,986,204
U.S. Treasury Bills 0.025%, due 07/22/21[2]	64,000,000	63,996,445
0.033%, due 06/10/21[2]	157,000,000	156,995,317
0.036%, due 10/28/21[2]	89,000,000	88,984,598
0.041%, due 10/14/21[2]	62,000,000	61,988,702
0.041%, due 10/21/21[2]	97,000,000	96,981,570
0.044%, due 06/01/21[2]	86,000,000	85,997,021
0.050%, due 05/27/21[2]	216,000,000	215,993,997
0.061%, due 06/03/21[2]	80,000,000	79,995,867
0.062%, due 05/11/21[2]	136,000,000	135,998,224
0.066%, due 06/08/21[2]	125,000,000	124,991,750
0.069%, due 07/29/21[2]	207,000,000	206,965,110
0.072%, due 06/17/21[2]	170,000,000	169,985,482
0.079%, due 05/18/21[2]	150,000,000	149,996,308
0.081%, due 05/20/21[2]	174,000,000	173,994,078
0.087%, due 05/13/21[2]	244,000,000	243,994,665
0.089%, due 06/15/21[2]	73,000,000	72,992,327
0.089%, due 07/08/21[2]	76,000,000	75,987,739
0.090%, due 05/04/21[2]	70,000,000	69,999,830
0.091%, due 05/25/21[2]	87,000,000	86,995,215
0.092%, due 05/06/21[2]	244,000,000	243,998,233
0.097%, due 07/15/21[2]	62,000,000	61,997,485
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.114%, 0.134%, due 05/01/21[1]	70,000,000	70,007,723
3 mo.Treasury money market yield + 0.220%, 0.240%, due 05/01/21[1]	143,000,000	142,984,892
3 mo.Treasury money market yield + 0.300%, 0.320%, due 05/01/21[1]	97,000,000	97,029,059
1.875%, due 01/31/22	38,000,000	38,516,903
1.875%, due 02/28/22	19,000,000	19,286,221
Total U.S. Treasury obligations (cost—$3,871,578,075)		3,871,578,075

Government Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Repurchase agreements—22.9%
Repurchase agreement dated 04/01/21 with J.P. Morgan Securities LLC, OBFR + 0.22%, 0.270% due 07/29/21, collateralized by $429,390,899 Federal National Mortgage Association obligations, 3.000% to 4.500% due 02/25/35 to 11/25/50 and $91,399,130 Government National Mortgage Association obligations, 4.634% to 5.984% due 05/20/37 to 12/20/48; (value—$103,000,000); proceeds: $100,021,750[3]	$100,000,000	$100,000,000
Repurchase agreement dated 04/20/21 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/21, collateralized by $45,381,312 Federal Home Loan Mortgage Corp. obligations, 2.500% to 5.500% due 12/01/26 to 05/01/51 and $302,703,628 Federal National Mortgage Association obligations, 2.000% to 5.000% due 03/01/28 to 05/01/51; (value—$306,000,000); proceeds: $300,001,667[3]	300,000,000	300,000,000
Repurchase agreement dated 04/30/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.010% due 05/03/21, collateralized by $214,040,981 Federal National Mortgage Association obligations, 2.000% to 3.000% due 06/01/50 to 04/01/51 (value—$204,000,000); proceeds: $200,000,167	200,000,000	200,000,000
Repurchase agreement dated 04/30/21 with Toronto-Dominion Bank, 0.010% due 05/03/21, collateralized by $2,503,419 Federal Home Loan Mortgage Corp. obligation, 2.000% due 02/25/51, $260,977,854 Federal National Mortgage Association obligations, 1.500% to 9.000% due 10/01/21 to 02/25/51 and $26,110,898 Government National Mortgage Association obligations, 2.500% to 3.000% due 05/20/45 to 03/20/51; (value—$102,000,000); proceeds: $100,000,083	100,000,000	100,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/27/21 with MUFG Securities Americas Inc., OBFR – 0.01%, 0.040% due 06/04/21, collateralized by $177,593,402 Federal Home Loan Mortgage Corp. obligations, 1.250% to 4.500% due 08/25/31 to 03/25/51 and $98,768,506 Federal National Mortgage Association obligations, 3.000% to 4.000% due 07/01/32 to 12/01/50 and $24,417,388 Government National Mortgage Association obligations, 1.000% to 4.000% due 05/20/39 to 02/20/51; (value—$204,000,000); proceeds: $200,001,667[3]	$200,000,000	$200,000,000
Repurchase agreement dated 04/30/21 with Fixed Income Clearing Corp., 0.005% due 05/03/21, collateralized by $915,871,900 U.S. Treasury Notes, 0.125% to 2.000% due 06/15/22 to 07/31/22; (value—$937,380,082); proceeds: $919,000,383	919,000,000	919,000,000
Repurchase agreement dated 04/30/21 with J.P. Morgan Securities LLC, 0.010% due 05/03/21, collateralized by $201,499,136 Federal National Mortgage Association obligation, 2.000% due 05/01/51; (value—$204,000,166); proceeds: $200,000,167	200,000,000	200,000,000
Total repurchase agreements (cost—$2,019,000,000)		2,019,000,000
Total investments (cost—$8,900,582,494 which approximates cost for federal income tax purposes)—100.9%		8,900,582,494

Liabilities in excess of other assets—(0.9)%		(77,889,638)
Net assets—100.0%		$8,822,692,856

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$3,010,004,419	$—	$3,010,004,419
U.S. Treasury obligations	—	3,871,578,075	—	3,871,578,075
Repurchase agreements	—	2,019,000,000	—	2,019,000,000
Total	$—	$8,900,582,494	$—	$8,900,582,494

Government Master Fund

Portfolio of investments—April 30, 2021

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2021.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
U.S. Treasury obligations—73.2%
U.S. Cash Management Bill 0.030%, due 08/03/21[1]	$250,000,000	$249,980,833
0.023%, due 08/10/21[1]	320,000,000	319,979,760
0.025%, due 08/17/21[1]	226,655,000	226,638,316
0.0292%, due 07/27/21[1]	306,000,000	305,979,192
0.025%, due 08/24/21[1]	266,000,000	265,979,126
0.040%, due 07/20/21[1]	764,000,000	763,941,313
0.021%, due 08/31/21[1]	281,000,000	280,980,494
0.046%, due 07/13/21[1]	931,000,000	930,919,869
0.091%, due 06/29/21[1]	474,325,000	474,274,227
0.067%, due 07/06/21[1]	507,000,000	506,942,560
0.069%, due 06/22/21[1]	404,000,000	403,964,778
U.S. Treasury Bills 0.089%, due 06/15/21[1]	181,000,000	180,980,975
0.012%, due 08/12/21[1]	250,000,000	249,964,229
0.014%, due 06/24/21[1]	307,510,000	307,504,421
0.053%, due 09/16/21[1]	255,000,000	254,949,424
0.020%, due 07/01/21[1]	322,000,000	321,989,445
0.039%, due 09/23/21[1]	300,000,000	299,954,121
0.058%, due 09/09/21[1]	249,000,000	248,949,141
0.041%, due 09/30/21[1]	522,000,000	521,913,001
0.034%, due 10/07/21[1]	262,000,000	261,961,723
0.041%, due 10/14/21[1]	252,000,000	251,954,080
0.041%, due 10/21/21[1]	379,275,000	379,202,938
0.036%, due 10/28/21[1]	354,105,000	354,043,722
0.034%, due 06/10/21[1]	747,070,000	747,046,909
0.050%, due 05/27/21[1]	656,000,000	655,983,523
0.052%, due 06/03/21[1]	507,000,000	506,978,782
0.056%, due 06/08/21[1]	504,000,000	503,977,559
0.062%, due 05/11/21[1]	376,000,000	375,995,103
0.063%, due 05/18/21[1]	1,060,485,000	1,060,473,347
0.064%, due 06/01/21[1]	754,100,000	754,069,693
0.066%, due 07/08/21[1]	485,000,000	484,960,253
0.071%, due 07/29/21[1]	601,895,000	601,800,442
0.071%, due 07/22/21[1]	488,000,000	487,936,774
0.072%, due 05/25/21[1]	521,000,000	520,984,803
0.072%, due 06/17/21[1]	429,000,000	428,963,956
0.077%, due 05/20/21[1]	1,001,000,000	1,000,973,131
0.083%, due 05/04/21[1]	730,000,000	729,998,887
0.084%, due 05/06/21[1]	841,000,000	840,995,413
0.087%, due 05/13/21[1]	625,000,000	624,986,737
0.097%, due 07/15/21[1]	736,000,000	735,882,708
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.034%, 0.054%, due 05/04/21 [2]	250,000,000	250,005,047
3 mo.Treasury money market yield + 0.049%, 0.069%, due 05/01/21 [2]	852,950,000	853,078,669
3 mo.Treasury money market yield + 0.055%, 0.075%, due 05/01/21 [2]	250,000,000	249,996,846
3 mo.Treasury money market yield + 0.114%, 0.134%, due 05/01/21 [2]	1,030,000,000	1,030,220,082

	Face amount	Value
U.S. Treasury obligations—(concluded)
3 mo.Treasury money market yield + 0.154%, 0.174%, due 05/01/21[2]	$250,000,000	$249,936,391
3 mo.Treasury money market yield + 0.220%, 0.240%, due 05/01/21[2]	605,000,000	605,068,510
3 mo.Treasury money market yield + 0.300%, 0.320%, due 05/01/21[2]	486,784,000	486,894,274
1.750%, due 07/31/21	245,000,000	245,999,066
1.875%, due 01/31/22	142,000,000	143,931,585
1.875%, due 02/28/22	71,000,000	72,069,561
2.000%, due 11/15/21	200,000,000	202,036,035
2.625%, due 07/15/21	100,000,000	100,501,184
Total U.S. Treasury obligations (cost—$23,914,692,958)		23,914,692,958

Repurchase agreements—27.6%
Repurchase agreement dated 04/30/21 with Barclays Capital, Inc., 0.010% due 05/03/21, collateralized by $466,757,300 U.S. Treasury Bonds, 3.000% to 4.250% due 11/15/40 to 11/15/45, $866,317,800 U.S. Treasury Inflation Index Notes, 0.125% due 01/15/22 to 04/15/26 and $2,438,404,400 U.S. Treasury Notes, 0.125% to 2.875% due 06/15/21 to 05/15/29; (value—$4,080,000,093); proceeds: $4,000,003,333	4,000,000,000	4,000,000,000
Repurchase agreement dated 04/30/21 with BNP Paribas SA, 0.005% due 05/03/21, collateralized by $73,497,700 U.S. Treasury Inflation Index Bond, 1.000% due 02/15/48, $141,800, U.S. Treasury Inflation Index Note, 0.125% due 01/15/23 and $2,171,500 U.S. Treasury Notes, 0.069% to 2.000% due 09/30/21 to 01/31/23; (value—$102,000,088); proceeds: $100,000,042	100,000,000	100,000,000
Repurchase agreement dated 04/30/21 with Federal Reserve Bank of New York, 0.000% due 05/03/21, collateralized by $481,972,300 U.S. Treasury Notes, 1.500% to 2.500% due 08/15/23 to 02/15/30; (value—$500,000,014); proceeds: $500,000,000	500,000,000	500,000,000
Repurchase agreement dated 04/30/21 with Fixed Income Clearing Corp., 0.005% due 05/03/21, collateralized by $100,000,000 U.S Treasury Bill, Zero Coupon due 03/24/22, $1,012,141,500 U.S. Treasury Inflation Index Notes, 0.125% due 01/15/22 to 04/15/22 and $926,295,300 U.S. Treasury Notes, 1.125% to 2.500% due 02/15/22 to 06/15/22; (value—$2,198,100,100); proceeds: $2,155,000,898	2,155,000,000	2,155,000,000

Treasury Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/27/21 with Goldman Sachs & Co., 0.010% due 05/04/21, collateralized by $4,000 U.S. Treasury Bill, zero coupon due 05/20/21 and $205,025,600 U.S. Treasury Notes, 1.250% to 2.000% due 12/31/21 to 04/30/28; (value—$204,000,001); proceeds: $200,000,389	$200,000,000	$200,000,000
Repurchase agreement dated 04/30/21 with JP Morgan Securities LLC, 0.005% due 05/03/21, collateralized by $586,566,400 U.S. Treasury Bill, Zero Coupon due 04/21/22 and $126,485,400 U.S. Treasury Note, 2.000% due 05/31/21; (value—$714,000,117); proceeds: $700,000,292	700,000,000	700,000,000
Repurchase agreement dated 04/29/21 with JP Morgan Securities LLC, 0.005% due 05/06/21, collateralized by $20,974,000 U.S. Treasury Bill, Zero Coupon due 07/27/21, $23,561,830 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/25 and $402,594,300 U.S. Treasury Notes, 1.750% to 2.625% due 01/15/22 to 12/31/23; (value—$459,000,032); proceeds: $450,000,438	450,000,000	450,000,000
Repurchase agreement dated 04/30/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.010% due 05/03/21, collateralized by $21,993,900 U.S. Treasury Note, 1.250% due 03/31/28; (value—$21,930,043); proceeds: $21,500,018	21,500,000	21,500,000
Repurchase agreement dated 04/30/21 with Mizuho Securities USA LLC, 0.005% due 05/03/21, collateralized by $100,669,800 U.S. Treasury Notes, 0.625% to 2.250% due 01/31/22 to 11/30/27; (value—$102,000,052); proceeds: $100,000,042	100,000,000	100,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/21 with MUFG Securities Americas Inc., 0.005% due 05/03/21, collateralized by $9,257,300 U.S. Treasury Bonds Principal STRIPs, zero coupon due 08/15/22, $38,665,000 U.S. Treasury Inflation Index Notes, 0.125% due 01/15/23 to 07/15/30 and $237,336,800 U.S. Treasury Notes, 1.625% to 3.125% due to 05/15/21 to 05/15/28; (value—$306,000,084); proceeds: $300,000,125	$300,000,000	$300,000,000
Repurchase agreement dated 04/30/21 with MUFG Securities Americas Inc., 0.005% due 05/03/21, collateralized by $146,181,200 U.S. Treasury Bonds, 1.875% to 6.375% due 08/15/27 to 02/15/51, $73,727,300 U.S. Treasury Inflation Index Bonds, 0.125% to 3.375% due 04/15/32 to 02/15/51, $36,932,400 U.S. Treasury Inflation Index Notes, 0.125% to 0.750% due 04/15/23 to 07/15/28 and $176,263,900 U.S. Treasury Notes, 0.125% to 3.125% due 05/15/21 to 08/15/30; (value—$510,000,046); proceeds: $500,000,208	500,000,000	500,000,000
Total repurchase agreements (cost—$9,026,500,000)		9,026,500,000
Total investments (cost—$32,941,192,958 which approximates cost for federal income tax purposes)—100.8%		32,941,192,958

Liabilities in excess of other assets—(0.8)%		(266,001,995)
Net assets—100.0%		$32,675,190,963

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$23,914,692,958	$—	$23,914,692,958
Repurchase agreements	—	9,026,500,000	—	9,026,500,000
Total	$—	$32,941,192,958	$—	$32,941,192,958

Treasury Master Fund

Portfolio of investments—April 30, 2021

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Certificates of deposit—9.3%
Banking-non-U.S.—7.6%
KBC Bank N.V. 0.060%, due 05/04/21	$20,000,000	$20,000,000
Mizuho Bank Ltd. 0.230%, due 05/04/21	50,000,000	50,000,000
MUFG Bank Ltd. 0.190%, due 10/05/21	20,000,000	20,000,000
Oversea-Chinese Banking Corp. Ltd. 0.290%, due 06/21/21	22,000,000	22,000,000
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.300%, due 06/16/21[1]	31,000,000	31,000,000
Skandinaviska Enskilda Banken AB 0.250%, due 05/13/21	32,000,000	32,000,000
0.250%, due 06/01/21	31,000,000	31,000,000
Sumitomo Mitsui Banking Corp. 0.180%, due 07/26/21	23,000,000	23,000,000
0.180%, due 10/20/21	13,000,000	13,000,000
3 mo. USD LIBOR + 0.010%, 0.212%, due 07/01/21[1]	10,000,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd. 0.260%, due 05/11/21	32,000,000	32,000,000
Svenska Handelsbanken
3 mo. USD LIBOR + 0.050%, 0.240%, due 05/28/21[1]	20,000,000	20,000,000
Toronto-Dominion Bank
3 mo. USD LIBOR + 0.100%, 0.282%, due 05/20/21[1]	35,000,000	35,000,000

		339,000,000

Banking-U.S.—1.7%
Cooperatieve Centrale
3 mo. USD LIBOR + 0.010%, 0.200%, due 06/21/21[1]	20,000,000	20,000,000
0.250%, due 08/16/21	32,000,000	32,000,000
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.050%, 0.243%, due 05/06/21[1]	25,000,000	25,000,000

		77,000,000

Total certificates of deposit (cost—$416,000,000)		416,000,000

Commercial paper[2]—69.7%
Asset backed-miscellaneous—17.9%
Albion Capital Corp. 0.160%, due 07/20/21	53,750,000	53,731,367
Atlantic Asset Securitization LLC 0.170%, due 10/06/21	20,000,000	19,984,833
1 mo. USD LIBOR + 0.080%, 0.195%, due 05/18/21 [1,3]	18,000,000	18,000,000
Chariot Funding LLC 0.153%, due 07/09/21	26,000,000	25,989,354
0.163%, due 08/18/21	26,000,000	25,988,022
Fairway Finance Co. LLC 0.095%, due 05/13/21	16,000,000	15,999,022
0.145%, due 06/03/21	30,000,000	29,993,542
0.168%, due 09/13/21	20,000,000	19,988,178

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
0.170%, due 10/08/21	$10,000,000	$9,992,100
0.173%, due 11/05/21	23,000,000	22,978,610
Liberty Street Funding LLC 0.010%, due 05/03/21	60,000,000	60,000,000
0.161%, due 08/05/21	15,000,000	14,994,125
LMA Americas LLC 0.090%, due 05/11/21	23,000,000	22,999,029
0.090%, due 05/11/21	50,000,000	49,997,778
0.167%, due 09/08/21	10,000,000	9,993,244
0.170%, due 10/07/21	18,000,000	17,985,870
0.170%, due 10/08/21	8,200,000	8,193,162
0.170%, due 10/18/21	15,000,000	14,987,050
Nieuw Amsterdam Receivables Corp. 0.041%, due 05/04/21	30,000,000	29,999,967
Old Line Funding LLC 0.143%, due 07/09/21	20,000,000	19,989,206
0.157%, due 09/10/21	20,000,000	19,986,278
0.158%, due 09/15/21	30,000,000	29,978,625
0.160%, due 10/15/21	16,000,000	15,982,400
0.162%, due 11/01/21	15,500,000	15,484,328
Starbird Funding Corp. 0.153%, due 07/09/21	15,000,000	14,995,812
Thunder Bay Funding LLC 0.137%, due 07/19/21	22,000,000	21,992,471
0.155%, due 08/16/21	35,000,000	34,981,625
0.170%, due 10/04/21	20,000,000	19,983,744
0.172%, due 11/01/21	20,000,000	19,979,778
Versailles Commercial Paper LLC 0.161%, due 08/02/21	45,000,000	44,982,937
1 mo. USD LIBOR + 0.090%, 0.205%, due 05/04/21[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.110%, 0.221%, due 05/06/21[1,3]	20,000,000	20,000,000
Victory Receivables Corp. 0.054%, due 05/03/21	26,000,000	26,000,000

		796,132,457

Banking-non-U.S.—48.9%
ANZ New Zealand International Ltd. 0.127%, due 08/18/21	20,000,000	19,984,544
0.144%, due 11/29/21	17,000,000	16,981,158
0.154%, due 12/21/21	17,000,000	16,978,089
3 mo. USD LIBOR + 0.010%, 0.213%, due 05/10/21[1,3]	10,000,000	10,000,000
ASB Finance Ltd. 0.046%, due 05/12/21	32,000,000	31,998,080
0.051%, due 05/17/21	16,275,000	16,273,544
0.072%, due 06/11/21	32,000,000	31,991,333
0.093%, due 07/07/21	30,000,000	29,986,458
0.122%, due 09/01/21	24,000,000	23,984,270
Bank of Nova Scotia 0.203%, due 04/07/22	11,000,000	10,976,176
BNZ International Funding Ltd. 0.105%, due 08/06/21	21,000,000	20,987,808
BPCE SA 0.176%, due 10/06/21	20,000,000	19,984,400

Prime CNAV Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
Caisse des Depots et Consignations 0.180%, due 01/26/22	$20,000,000	$19,971,711
Canadian Imperial Bank of Commerce 0.108%, due 07/07/21	20,000,000	19,992,778
0.222%, due 04/04/22	16,000,000	15,965,653
3 mo. USD LIBOR + 0.050%, 0.243%, due 05/06/21[1,3]	38,000,000	38,000,000
3 mo. USD LIBOR + 0.070%, 0.272%, due 05/04/21[1,3]	38,000,000	38,000,000
Credit Industriel et Commercial 0.067%, due 05/24/21	2,000,000	1,999,720
DBS Bank Ltd. 0.157%, due 08/23/21	23,000,000	22,987,836
0.168%, due 10/01/21	18,000,000	17,986,410
Dexia Credit Local SA 0.060%, due 05/06/21	27,000,000	26,999,527
0.089%, due 06/08/21	30,000,000	29,992,500
0.150%, due 08/03/21	15,000,000	14,995,017
Erste Finance LLC 0.150%, due 05/04/21	120,000,000	119,999,767
0.150%, due 05/06/21	70,000,000	69,999,592
Federation des Caisses Desjardins du Quebec 0.060%, due 05/03/21	112,500,000	112,500,000
0.060%, due 05/04/21	76,000,000	75,999,894
Mitsubishi UFJ Trust & Banking Corp. 0.121%, due 07/01/21	22,000,000	21,993,871
0.135%, due 07/22/21	40,000,000	39,984,889
0.173%, due 09/01/21	20,000,000	19,987,900
MITSUBISHI UFJ, 0.155%, due 08/13/21	30,000,000	29,986,400
Mizuho Bank Ltd. 0.103%, due 06/01/21	49,000,000	48,992,500
0.113%, due 05/25/21	29,000,000	28,996,633
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.000%, 0.198%, due 05/14/21[1,3]	33,000,000	33,000,000
National Bank of Canada 0.112%, due 07/06/21	10,000,000	9,997,511
0.112%, due 07/06/21	34,000,000	33,986,702
0.132%, due 08/16/21	22,000,000	21,989,092
0.143%, due 09/01/21	20,000,000	19,988,572
Natixis SA 0.084%, due 05/17/21	31,000,000	30,996,865
0.181%, due 10/14/21	20,000,000	19,981,778
NRW Bank 0.050%, due 05/04/21	80,000,000	79,999,911
0.050%, due 05/05/21	50,000,000	49,999,903
0.083%, due 06/04/21	43,000,000	42,996,178
Oversea-Chinese Banking Corp. Ltd. 0.149%, due 08/17/21	31,000,000	30,975,355
0.181%, due 10/01/21	22,000,000	21,983,390
0.194%, due 12/08/21	19,100,000	19,076,762
Skandinaviska Enskilda Banken AB 0.137%, due 08/19/21	19,000,000	18,989,170
0.163%, due 10/05/21	19,000,000	18,985,275
0.175%, due 12/10/21	22,500,000	22,472,375

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Societe Generale SA 0.060%, due 05/03/21	$15,000,000	$15,000,000
0.060%, due 05/06/21	158,000,000	157,999,737
Sumitomo Mitsui Banking Corp. 0.141%, due 08/09/21	40,000,000	39,982,578
0.143%, due 08/11/21	46,820,000	46,798,541
Sumitomo Mitsui Trust Bank Ltd. 0.081%, due 05/25/21	12,000,000	11,998,607
0.085%, due 05/27/21	24,000,000	23,996,960
0.109%, due 06/28/21	30,000,000	29,991,133
0.155%, due 08/23/21	22,000,000	21,986,996
Svenska Handelsbanken 0.125%, due 08/12/21	32,000,000	31,977,555
0.128%, due 08/23/21	22,000,000	21,989,049
0.139%, due 10/06/21	20,000,000	19,984,400
0.164%, due 11/09/21	20,000,000	19,981,000
Toronto-Dominion Bank 0.080%, due 05/04/21	75,000,000	74,999,875
3 mo. USD LIBOR + 0.030%, 0.220%, due 06/16/21[1,3]	20,000,000	20,000,000
United Overseas Bank Ltd. 0.175%, due 09/27/21	31,000,000	30,964,557
Westpac Banking Corp.
3 mo. USD LIBOR + 0.020%, 0.210%, due 11/24/21[1,3]	20,000,000	20,000,000
Westpac Securities NZ Ltd. 0.136%, due 07/08/21	20,000,000	19,992,667
3 mo. USD LIBOR + 0.010%, 0.205%, due 05/05/21[1,3]	27,000,000	27,000,000

		2,175,520,952

Banking-U.S.—2.9%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.010%, 0.215%, due 05/03/21[1,3]	18,000,000	18,000,000
Collateralized Commercial Paper FLEX Co. LLC 0.110%, due 05/18/21	29,000,000	28,996,617
0.132%, due 06/08/21	4,000,000	3,998,920
0.153%, due 07/09/21	15,000,000	14,993,021
0.181%, due 10/13/21	23,000,000	22,979,172
0.185%, due 10/19/21	30,000,000	29,973,242
Cooperatieve Rabobank UA 0.169%, due 11/29/21	12,550,000	12,537,554

		131,478,526
Total commercial paper (cost—$3,103,131,935)		3,103,131,935

Time deposits—6.7%
Banking-non-U.S.—6.7%
ABN AMRO Bank N.V. 0.050%, due 05/03/21	165,000,000	165,000,000
Credit Agricole Corporate & Investment Bank 0.030%, due 05/03/21	81,000,000	81,000,000
Mizuho Bank Ltd. 0.050%, due 05/03/21	50,000,000	50,000,000
Total time deposits (cost—$296,000,000)		296,000,000

Prime CNAV Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Repurchase agreements—14.6%

Repurchase agreement dated 04/30/21 with BNP Paribas SA, 0.005% due 05/03/21, collateralized by $8,000 Federal Farm Credit Bank obligations, 2.830% to 2.990% due 07/18/34 to 12/19/36, $315,000 Federal Home Loan Bank obligations, 4.100% to 5.250% due 12/09/22 to 10/24/33, $2,342,500 Federal Home Loan Mortgage Corp. obligations, zero Coupon to 2.150% due 12/11/25 to 07/13/40, $20,853,000 Federal National Mortgage Association obligations, zero Coupon to 2.625% due 01/11/22 to 01/15/33, $100 U.S. Treasury Bill, Zero Coupon due 05/20/21, $7,116,500 U.S. Treasury Bonds, 3.875% to 8.125% due 05/15/21 to 08/15/40, $12,380,100 U.S. Treasury Bonds Principal STRIPs, zero coupon due 11/15/39 to 02/15/48, $33,568,807 U.S. Treasury Bonds STRIPs, zero coupon due 08/15/25 to 05/15/49, $36,038,700 U.S. Treasury Notes, 0.054% to 2.750% due 08/15/21 to 11/15/26 and $661,000 various asset, 1.875% to 2.750% due 07/23/21 to 10/07/22; (value—$102,006,548); proceeds: $100,000,042

	$100,000,000	$100,000,000
Repurchase agreement dated 04/30/21 with BNP Paribas SA, 0.180% due 05/03/21, collateralized by $17,106,644 various asset-backed convertible bonds, 0.646% to 7.926% due 04/16/26 to 06/15/40; (value—$16,200,001); proceeds: $15,000,225	15,000,000	15,000,000
Repurchase agreement dated 04/30/21 with Goldman Sachs & Co., 0.010% due 05/03/21, collateralized by $28,007,535 U.S. Treasury Bonds STRIPs, zero coupon due 08/15/31 to 05/15/41, $81,432,200 U.S. Treasury Inflation Index Note, 0.375% due 07/15/23 and $65,620,000 U.S. Treasury Notes, 0.125% to 1.250% due 11/30/22 to 04/30/28; (value—$181,968,000); proceeds: $178,400,149	178,400,000	178,400,000
Repurchase agreement dated 04/20/21 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/21, collateralized by $75,358,896 Federal Home Loan Mortgage Corp. obligations, 1.500% to 2.000% due 04/01/36 to 05/01/46, $100,447,292 Federal National Mortgage Association obligations, 2.000% to 3.000% due 08/01/47 to 05/01/51 and $24,700,160 Government National Mortgage Association obligations, 3.000% due 08/20/43; (value—$204,000,000); proceeds: $200,001,111[4]	200,000,000	200,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/27/21 with J.P. Morgan Securities LLC, 0.250% due 05/04/21, collateralized by $25,949,000 various asset-backed convertible bonds, zero coupon to 2.000% due to 08/15/23 to 06/15/26; (value—$33,000,395); proceeds: $30,001,458	$30,000,000	$30,000,000
Repurchase agreement dated 04/01/21 with J.P. Morgan Securities LLC, OBFR + 0.33%, 0.380% due 06/04/21, collateralized by $33,536,000 various asset-backed convertible bonds, zero coupon to 5.000% due to 03/15/24 to 11/01/26; (value—$38,500,246); proceeds: $35,010,714[4]	35,000,000	35,000,000
Repurchase agreement dated 04/01/21 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.700% due 08/03/21, collateralized by 20,681 shares of various equity securities; (value—$26,750,823); proceeds: $25,014,097	25,000,000	25,000,000
Repurchase agreement dated 04/01/21 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.700% due 08/03/21, collateralized by 6,440,000 convertible bond zero coupon due 12/15/25 and $259,872 shares of various equity securities; (value—$69,550,639); proceeds: $65,036,653[4]	65,000,000	65,000,000
Total repurchase agreements (cost—$648,400,000)		648,400,000
Total investments (cost—$4,463,531,935 which approximates cost for federal income tax purposes)—100.3%		4,463,531,935

Liabilities in excess of other assets—(0.3)%		(14,124,514)
Net assets—100.0%		$4,449,407,421

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2021

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$416,000,000	$—	$416,000,000
Commercial paper	—	3,103,131,935	—	3,103,131,935
Time deposits	—	296,000,000	—	296,000,000
Repurchase agreements	—	648,400,000	—	648,400,000
Total	$—	$4,463,531,935	$—	$4,463,531,935

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $262,000,000, represented 5.9% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2021.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Municipal bonds—90.1%
Alaska—2.5%
Alaska International Airports, Refunding, Revenue Bonds, Series A, 0.070%, VRD	$7,345,000	$7,345,000
City of Valdez, (Exxon Pipeline Co. Project), Refunding, Revenue Bonds, Series A, 0.030%, VRD	800,000	800,000
Series B, 0.030%, VRD	10,335,000	10,335,000
Series C, 0.030%, VRD	2,100,000	2,100,000

		20,580,000

Arizona—0.2%
Arizona Industrial Development Authority, (Phoenix Children’s), Refunding, Revenue Bonds, Series A, 0.020%, VRD	1,200,000	1,200,000
Industrial Development Authority of the City of Phoenix, (Mayo Clinic), Revenue Bonds, Series B, 0.020%, VRD	400,000	400,000

		1,600,000

California—2.4%
California Municipal Finance Authority, (Chevron USA—Recovery Zone), Revenue Bonds 0.020%, VRD	350,000	350,000
City of Irvine, (Assessment District No.03-19), Series A, 0.030%, VRD	200,000	200,000
City of Irvine, (Reassessment District No. 85-7A) 0.030%, VRD	7,494,000	7,494,000
Irvine Ranch Water District, Series A, 0.030%, VRD	1,300,000	1,300,000
Los Angeles Department of Water & Power System, Refunding, Revenue Bonds, Subseries A-3, 0.030%, VRD	400,000	400,000
Southern California Public Power Authority, Refunding, Revenue Bonds, Series A-20, 0.030%, VRD	2,000,000	2,000,000
State of California, GO Bonds, Series A-1, 0.020%, VRD	6,645,000	6,645,000
Series A3, 0.020%, VRD	1,000,000	1,000,000

		19,389,000

Colorado—0.4%
City & County of Denver, Refunding, Certificates of Participation, Series A1, 0.030%, VRD	1,500,000	1,500,000

	Face amount	Value
Municipal bonds—(continued)
Colorado—0.4%
Colorado Health Facilities Authority, (Children’s Hospital), Refunding, Revenue Bonds 0.070%, VRD	$2,000,000	$2,000,000

		3,500,000

District of Columbia—1.3%
District of Columbia Water & Sewer Authority Subordinate Lien, Revenue Bonds, Subseries B-2, 0.060%, VRD	11,000,000	11,000,000

Florida—0.3%
Hillsborough County Industrial Development Authority, (BayCare Health System), Refunding, Revenue Bonds, Series B, 0.040%, VRD	1,800,000	1,800,000
Series C, 0.060%, VRD	400,000	400,000

		2,200,000

Illinois—14.9%
Illinois Development Finance Authority, (Chicago Symphony Project), Revenue Bonds 0.070%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority, (Francis W. Parker School Project), Revenue Bonds 0.080%, VRD	19,700,000	19,700,000
Illinois Finance Authority, (Elmhurst Memorial Healthcare), Revenue Bonds, Series D, 0.070%, VRD	10,000,000	10,000,000
Illinois Finance Authority, (Gift of Hope Donor Project), Revenue Bonds 0.070%, VRD	9,640,000	9,640,000
Illinois Finance Authority, (Hospital Sisters Services), Refunding, Revenue Bonds, Series G, 0.070%, VRD	8,300,000	8,300,000
Illinois Finance Authority, (OSF Healthcare System), Refunding, Revenue Bonds, Series B, 0.020%, VRD	1,210,000	1,210,000
Series C, 0.030%, VRD	6,600,000	6,600,000
Illinois Finance Authority, (Steppenwolf Theatre), Revenue Bonds 0.090%, VRD	6,815,000	6,815,000
0.090%, VRD	8,450,000	8,450,000
Illinois Finance Authority, (University of Chicago), Refunding, Revenue Bonds, Series C, 0.050%, VRD	24,600,000	24,600,000
Illinois Finance Authority, (University of Chicago), Revenue Bonds, Series B, 0.050%, VRD	13,734,000	13,734,000

		121,549,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Municipal bonds—(continued)
Indiana—7.0%
Indiana Finance Authority, (Duke Energy Indiana Project), Refunding, Revenue Bonds, Series A-5, 0.040%, VRD	$29,520,000	$29,520,000
Indiana Finance Authority, (Trinity Health), Refunding, Revenue Bonds, Series D-1, 0.060%, VRD	27,700,000	27,700,000

		57,220,000

Maryland—0.1%
Maryland Economic Development Corp., (Howard Hughes Medical), Revenue Bonds, Series A, 0.060%, VRD	1,180,000	1,180,000

Massachusetts—1.4%
Massachusetts Health & Educational Facilities Authority, (Harvard University), Revenue Bonds 0.010%, VRD	500,000	500,000
Massachusetts Health & Educational Facilities Authority, (Partners Healthcare Systems), Revenue Bonds, Series F3, 0.050%, VRD	5,725,000	5,725,000
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue bonds, Series A-1, 0.050%, VRD	5,255,000	5,255,000

		11,480,000

Michigan—0.2%
Green Lake Township Economic Development Corp., (Interlochen Center Project), Refunding, Revenue Bonds 0.020%, VRD	1,700,000	1,700,000

Mississippi—4.3%
County of Jackson MS, (Chevron USA, Inc. Project), Refunding, Revenue Bonds 0.030%, VRD	600,000	600,000
Mississippi Business Finance Corp., (Chevron USA), Revenue Bonds, Series A, 0.030%, VRD	775,000	775,000
Series B, 0.030%, VRD	4,905,000	4,905,000
Series C, 0.030%, VRD	2,630,000	2,630,000
Series D, 0.030%, VRD	550,000	550,000
Series G, 0.030%, VRD	1,990,000	1,990,000
Mississippi Business Finance Corp., (Chevron USA, Inc. Project), Revenue Bonds, Series A, 0.030%, VRD	1,135,000	1,135,000

	Face amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Series B, 0.030%, VRD	$950,000	$950,000
Series B, 0.030%, VRD	1,550,000	1,550,000
Series C, 0.030%, VRD	900,000	900,000
Series C, 0.030%, VRD	1,475,000	1,475,000
Series E, 0.030%, VRD	1,300,000	1,300,000
Series E, 0.030%, VRD	1,400,000	1,400,000
Series F, 0.030%, VRD	4,175,000	4,175,000
Series G, 0.030%, VRD	1,535,000	1,535,000
Mississippi Business Finance Corp., (Chevron USA, Inc.), Revenue Bonds, Series G, 0.030%, VRD	2,795,000	2,795,000
Series H, 0.030%, VRD	1,425,000	1,425,000
Series I, 0.030%, VRD	2,100,000	2,100,000
Series K, 0.030%, VRD	2,155,000	2,155,000
Series L, 0.030%, VRD	400,000	400,000
Mississippi Development Bank, (Jackson County Industrial Water System), Revenue Bonds 0.030%, VRD	700,000	700,000

		35,445,000

Missouri—2.3%
Health & Educational Facilities Authority of the State of Missouri, (Ascension Health), Revenue Bonds,
Series C-3, 0.060%, VRD	10,000,000	10,000,000
Series C-5, 0.040%, VRD	3,675,000	3,675,000
Health & Educational Facilities Authority of the State of Missouri, (St. Louis University), Revenue Bonds, Series B-1, 0.030%, VRD	3,500,000	3,500,000
Health & Educational Facilities Authority of the State of Missouri, (Washington University), Revenue Bonds, Series C, 0.030%, VRD	1,700,000	1,700,000

		18,875,000

Nebraska—1.4%
Douglas County Hospital Authority No. 2, (Health Facilities for Children), Refunding, Revenue Bonds, Series A, 0.040%, VRD	5,750,000	5,750,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Municipal bonds—(continued)
Nebraska—(concluded)
Hospital Authority No. 1 of Lancaster County, (Bryanlgh Medical Center), Refunding, Revenue Bonds, Series B-1, 0.040%, VRD	$5,305,000	$5,305,000

		11,055,000

New Hampshire—0.0%†
New Hampshire Health and Education Facilities Authority Act, (Dartmouth College), Revenue Bonds 0.060%, VRD	275,000	275,000

New Jersey—1.0%
Industrial Pollution Control Financing Authority of Union County, (Exxon Project), Refunding, Revenue Bonds 0.030%, VRD	8,000,000	8,000,000

New York—18.0%
City of New York, GO Bonds,
Subseries B-3, 0.060%, VRD	8,300,000	8,300,000
Subseries D-4, 0.040%, VRD	10,305,000	10,305,000
Subseries L-4, 0.040%, VRD	3,870,000	3,870,000
Dutchess County Industrial Development Agency, (Marist College), Revenue Bonds, Series A, 0.060%, VRD	2,830,000	2,830,000
New York City Housing Development Corp., Revenue Bonds, Series A, 0.050%, VRD	600,000	600,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A-4, 0.050%, VRD	34,430,000	34,430,000
Subseries C-6, 0.080%, VRD	3,000,000	3,000,000
New York City Water & Sewer System, Revenue Bonds,
Series BB-1, 0.050%, VRD	2,400,000	2,400,000
Series BB-5, 0.030%, VRD	8,700,000	8,700,000
Series DD-2, 0.020%, VRD	2,950,000	2,950,000
New York State Dormitory Authority, (Rockefeller University), Revenue Bonds, Series A, 0.050%, VRD	34,745,000	34,745,000
New York State Energy Research & Development Authority, (Consolidated Edison), Revenue Bonds, Subseries A-1, 0.060%, VRD	3,000,000	3,000,000
New York State Urban Development Corp., Refunding, Revenue Bonds, Series A-5, 0.050%, VRD	3,575,000	3,575,000

	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds,
Series 2005B-4C, 0.040%, VRD	$11,900,000	$11,900,000
Series F, 0.030%, VRD	6,275,000	6,275,000
Subseries B-3, 0.040%, VRD	4,945,000	4,945,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series A, 0.060%, VRD	5,000,000	5,000,000

		146,825,000

North Carolina—0.1%
Charlotte-Mecklenburg Hospital Authority, (Carolinas), Revenue Bonds, AGM, Series E, 0.040%, VRD	500,000	500,000

Ohio—4.8%
Akron Bath Copley Joint Township Hospital District, (Summa Health Obligated Group), Revenue Bonds,
Series A-R, 0.060%, VRD	9,800,000	9,800,000
Series B-R, 0.060%, VRD	840,000	840,000
County of Montgomery OH, (Premier Health Partners Obligated), Refunding, Revenue Bonds, Series C, 0.040%, VRD	2,150,000	2,150,000
State of Ohio, (Cleveland Clinic Health System), Revenue Bonds,
Series D-1, 0.050%, VRD	3,170,000	3,170,000
Series F, 0.040%, VRD	13,125,000	13,125,000
State of Ohio, GO Bonds, Series D, 0.050%, VRD	9,690,000	9,690,000

		38,775,000

Oregon—1.8%
Oregon State Facilities Authority, (PeaceHealth), Refunding, Revenue Bonds, Series A, 0.040%, VRD	14,300,000	14,300,000

Pennsylvania—5.3%
Allegheny County Higher Education Building Authority, (Carnegie Mellon University), Refunding, Revenue Bonds, Series C, 0.030%, VRD	11,175,000	11,175,000
Allegheny County Industrial Development Authority, (Education Center Watson), Revenue Bonds 0.070%, VRD	9,600,000	9,600,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—(concluded)
Allegheny County Industrial Development Authority, (Watson Institute Friendship), Revenue Bonds 0.090%, VRD	$14,045,000	$14,045,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 0.050%, VRD	5,500,000	5,500,000
Philadelphia Authority for Industrial Development, Refunding, Revenue Bonds, Series B-2, 0.060%, VRD	2,600,000	2,600,000

		42,920,000

Rhode Island—0.1%
Rhode Island Health and Educational Building Corp., (New England Institute), Refunding, Revenue Bonds 0.100%, VRD	840,000	840,000

Tennessee—1.6%
Greeneville Health & Educational Facilities Board, (Ballad Health), Revenue Bonds, Series B, 0.060%, VRD	100,000	100,000
Montgomery County Public Building Authority, Revenue Bonds 0.060%, VRD	3,600,000	3,600,000
0.060%, VRD	9,300,000	9,300,000

		13,000,000

Texas—10.8%
City of Austin TX Water & Wastewater System, Refunding, Revenue Bonds 0.070%, VRD	9,785,000	9,785,000
Harris County Cultural Education Facilities Finance Corp., (Methodist Hospital), Refunding, Revenue Bonds, Series B, 0.020%, VRD	23,350,000	23,350,000
Harris County Health Facilities Development Corp., (Methodist Hospital System), Refunding, Revenue Bonds,
Series A-1, 0.020%, VRD	5,200,000	5,200,000
Series A-2, 0.020%, VRD	510,000	510,000
Harris County Hospital District Senior lien, Refunding, Revenue Bonds 0.070%, VRD	8,115,000	8,115,000
Houston Utility System, Refunding First lien, Revenue Bonds, Series B-4, 0.060%, VRD	3,500,000	3,500,000
Lower Neches Valley Authority Industrial Development Corp., (ExxonMobil Project), Refunding, Revenue Bonds
0.030%, VRD	5,630,000	5,630,000
Series A, 0.030%, VRD	4,400,000	4,400,000

	Face amount	Value
Municipal bonds—(continued)
Texas—(continued)
Lower Neches Valley Authority Industrial Development Corp., (ExxonMobil), Refunding, Revenue Bonds, Subseries A-3, 0.030%, VRD	$100,000	$100,000
Lower Neches Valley Authority Industrial Development Corp., (ExxonMobil), Revenue Bonds 0.030%, VRD	6,850,000	6,850,000
State of Texas, Revenue Notes 4.000%, due 08/26/21	20,000,000	20,236,360

		87,676,360

Utah—2.4%
City of Murray UT, (IHC Health Services, Inc.), Revenue Bonds,
Series C, 0.020%, VRD	19,055,000	19,055,000
Series D, 0.020%, VRD	165,000	165,000

		19,220,000

Virginia—2.4%
Loudoun County Economic Development Authority, (Howard Hughes Medical), Revenue Bonds,
Series D, 0.070%, VRD	14,055,000	14,055,000
Series F, 0.060%, VRD	5,150,000	5,150,000

		19,205,000

Washington—1.1%
Port of Tacoma WA Subordinate Lien, Revenue Bonds, Series B, 0.060%, VRD	9,400,000	9,400,000

Wisconsin—2.0%
Public Finance Authority, (WakeMed), Revenue Bonds,
Series B, 0.060%, VRD	7,900,000	7,900,000
Series C, 0.040%, VRD	5,350,000	5,350,000
Wisconsin Health & Educational Facilities Authority, (Marshfield Clinic Health), Revenue Bonds, Series A, 0.040%, VRD	3,115,000	3,115,000

		16,365,000
Total municipal bonds (cost—$734,074,360)		734,074,360

Tax-exempt commercial paper—9.8%
Maryland—0.7%
Montgomery County 0.130%, due 06/01/21	5,500,000	5,500,000

Minnesota—1.2%
Rochester Minnesota Health Care Facilities Revenue 0.120%, due 05/19/21	10,000,000	10,000,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Tax-exempt commercial paper—(concluded)
Ohio—2.5%
Ohio State Higher Education 0.090%, due 06/01/21	$5,000,000	$5,000,000
0.140%, due 06/17/21	10,000,000	10,000,000
0.140%, due 06/17/21	5,000,000	5,000,000

		20,000,000

Texas—5.4%
Lower Colorado River Authority 0.160%, due 06/04/21	17,659,000	17,659,000
University of Texas 0.120%, due 05/17/21	25,000,000	25,000,000
0.120%, due 05/21/21	1,350,000	1,350,000

		44,009,000
Total tax-exempt commercial paper (cost—$79,509,000)		79,509,000
Total investments (cost—$813,583,360 which approximates cost for federal income tax purposes)—99.9%		813,583,360

Other assets in excess of liabilities—0.1%		642,089
Net assets—100.0%		$814,225,449

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$734,074,360	$—	$734,074,360
Tax-exempt commercial paper	—	79,509,000	—	79,509,000
Total	$—	$813,583,360	$—	$813,583,360

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnote

†	Amount represents less than 0.05% or (0.05)%.

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
GO	General Obligation
LIBOR	London Interbank Offered Rate
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2021 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

April 30, 2021

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$7,286,160,781	$471,749,303	$6,881,582,494	$23,914,692,958	$3,815,131,935	$813,583,360
Repurchase agreements	1,535,000,000	138,000,000	2,019,000,000	9,026,500,000	648,400,000	—

Investments, at value
Investments	7,286,737,882	471,771,915	6,881,582,494	23,914,692,958	3,815,131,935	813,583,360
Repurchase agreements	1,535,000,000	138,000,000	2,019,000,000	9,026,500,000	648,400,000	—
Cash	939,689	702,852	584,512	18,794,976	764,689	—
Receivable for investments sold	—	—	—	—	—	5,475,100
Receivable for interest	1,198,537	16,497	1,146,466	4,701,713	479,506	585,640
Receivable from affiliate	—	16,826	—	—	—	—
Total assets	8,823,876,108	610,508,090	8,902,313,472	32,964,689,647	4,464,776,130	819,644,100

Liabilities:
Payable for investments purchased	—	—	78,994,624	288,305,380	14,995,017	—
Payable to affiliate	766,979	—	625,992	1,193,304	373,692	31,412
Payable to custodian	—	—	—	—	—	5,387,239
Total liabilities	766,979	—	79,620,616	289,498,684	15,368,709	5,418,651
Net assets, at value	$8,823,109,129	$610,508,090	$8,822,692,856	$32,675,190,963	$4,449,407,421	$814,225,449

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the year ended April 30, 2021

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$38,778,654	$575,115	$22,936,144	$57,010,752	$18,758,190	$1,759,465
Expenses:
Investment advisory and administration fees	13,324,595	310,387	11,774,671	30,811,390	6,339,573	1,322,871
Trustees’ fees and expenses	62,381	14,172	54,292	131,596	34,735	17,494
Total expenses	13,386,976	324,559	11,828,963	30,942,986	6,374,308	1,340,365
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(324,559)	(101,870)	(3,072,061)	—	(178,964)
Net expenses	13,386,976	—	11,727,093	27,870,925	6,374,308	1,161,401
Net investment income (loss)	25,391,678	575,115	11,209,051	29,139,827	12,383,882	598,064
Net realized gain (loss)	(1,170)	1,551	256,465	(2)	13,975	—
Net change in unrealized appreciation (depreciation)	(3,287,110)	(24,570)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$22,103,398	$552,096	$11,465,516	$29,139,825	$12,397,857	$598,064

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$25,391,678	$353,385,726
Net realized gain (loss)	(1,170)	112,142
Net change in unrealized appreciation (depreciation)	(3,287,110)	3,093,263
Net increase (decrease) in net assets resulting from operations	22,103,398	356,591,131
Net increase (decrease) in net assets from beneficial interest transactions	(7,719,748,147)	385,003,117
Net increase (decrease) in net assets	(7,697,644,749)	741,594,248
Net assets:

Beginning of year	16,520,753,878	15,779,159,630
End of year	$8,823,109,129	$16,520,753,878

	ESG Prime Master Fund
	For the year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
From operations:

Net investment income (loss)	$575,115	$134,921
Net realized gain (loss)	1,551	—
Net change in unrealized appreciation (depreciation)	(24,570)	47,182
Net increase (decrease) in net assets resulting from operations	552,096	182,103
Net increase (decrease) in net assets from beneficial interest transactions	536,344,294	73,429,597
Net increase (decrease) in net assets	536,896,390	73,611,700
Net assets:

Beginning of period	73,611,700	—
End of period	$610,508,090	$73,611,700

[1]	Commencement of operations.

	Government Master Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$11,209,051	$240,863,481
Net realized gain (loss)	256,465	481,629
Net increase (decrease) in net assets resulting from operations	11,465,516	241,345,110
Net increase (decrease) in net assets from beneficial interest transactions	(8,951,448,030)	3,242,842,988
Net increase (decrease) in net assets	(8,939,982,514)	3,484,188,098
Net assets:

Beginning of year	17,762,675,370	14,278,487,272
End of year	$8,822,692,856	$17,762,675,370

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$29,139,827	$320,151,196
Net realized gain (loss)	(2)	19,268
Net increase (decrease) in net assets resulting from operations	29,139,825	320,170,464
Net increase (decrease) in net assets from beneficial interest transactions	(2,157,669,635)	17,260,860,340
Net increase (decrease) in net assets	(2,128,529,810)	17,581,030,804
Net assets:

Beginning of year	34,803,720,773	17,222,689,969
End of year	$32,675,190,963	$34,803,720,773

	Prime CNAV Master Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$12,383,882	$119,652,912
Net realized gain (loss)	13,975	73,339
Net increase (decrease) in net assets resulting from operations	12,397,857	119,726,251
Net increase (decrease) in net assets from beneficial interest transactions	(3,058,221,326)	2,493,874,372
Net increase (decrease) in net assets	(3,045,823,469)	2,613,600,623
Net assets:

Beginning of year	7,495,230,890	4,881,630,267
End of year	$4,449,407,421	$7,495,230,890

	Tax-Free Master Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$598,064	$27,659,945
Net increase (decrease) in net assets resulting from operations	598,064	27,659,945
Net increase (decrease) in net assets from beneficial interest transactions	(1,759,955,281)	269,819,731
Net increase (decrease) in net assets	(1,759,357,217)	297,479,676
Net assets:

Beginning of year	2,573,582,666	2,276,102,990
End of year	$814,225,449	$2,573,582,666

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.08%	0.09%
Net investment income (loss)	0.19%	1.90%	2.32%	1.41%	0.52%
Supplemental data:
Total investment return[1]	0.15%	1.92%	2.31%	1.38%	0.64%
Net assets, end of year (000’s)	$8,823,109	$16,520,754	$15,779,160	$7,775,651	$3,161,118

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%[2]
Expenses after fee waivers	—%	0.00%[2]
Net investment income (loss)	0.18%	1.24%[2]
Supplemental data:
Total investment return[3]	0.22%	0.47%
Net assets, end of period (000’s)	$610,508	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,				For the period from June 24, 2016[1] to April 30, 2017
	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.08%[2]
Net investment income (loss)	0.09%	1.75%	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	0.08%	1.74%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$8,822,693	$17,762,675	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.09%	1.56%	2.07%	1.08%	0.39%
Supplemental data:
Total investment return[1]	0.08%	1.70%	2.10%	1.08%	0.38%
Net assets, end of year (000’s)	$32,675,191	$34,803,721	$17,222,690	$18,029,945	$18,194,995

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.19%	1.83%	2.29%	1.34%	0.66%
Supplemental data:
Total investment return[1]	0.17%	1.90%	2.27%	1.32%	0.62%
Net assets, end of year (000’s)	$4,449,407	$7,495,231	$4,881,630	$2,370,336	$1,336,158

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.04%	1.19%	1.35%	0.93%	0.50%
Supplemental data:
Total investment return[1]	0.04%	1.23%	1.38%	0.91%	0.46%
Net assets, end of year (000’s)	$814,225	$2,573,583	$2,276,103	$3,327,962	$2,317,734

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the implications, if any, of the additional requirements and the impact on the Master Funds’ financial statements.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Master Trust

Notes to financial statements

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the

Master Trust

Notes to financial statements

event that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the period ended April 30, 2021, the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Master Trust

Notes to financial statements

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Fund’s performance or NAV. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of a Master Fund’s investments. The extent of the impact to the financial performance of a Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

Master Trust

Notes to financial statements

At April 30, 2021, each Master Fund owed to or was owed by UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to/(owed by) UBS AM
Prime Master Fund	$766,979
ESG Prime Master Fund	(16,826)
Government Master Fund	625,992
Treasury Master Fund	1,193,304
Prime CNAV Master Fund	373,692
Tax-Free Master Fund	31,412

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

In addition, UBS AM may voluntarily undertake to waive fees in the event that feeder fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended April 30, 2021, UBS AM voluntarily waived the below amount, which is not subject to future recoupment:

Fund	Amount waived by UBS AM
Government Master Fund	$101,870
Treasury Master Fund	3,072,061
Tax-Free Master Fund	178,964

UBS AM will voluntarily waive its 0.10% management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.10% until July 31, 2021. For the period ended April 30, 2021, UBS AM voluntarily waived $324,559 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being deemed an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended April 30, 2021, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
ESG Prime Master Fund	—
Government Master Fund	—
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	47,300,000

Master Trust

Notes to financial statements

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2021	2020
Contributions	$9,072,253,790	$27,421,906,839
Withdrawals	(16,792,001,937)	(27,036,903,722)
Net increase (decrease) in beneficial interest	$(7,719,748,147)	$385,003,117

ESG Prime Master Fund

	For the year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
Contributions	$1,132,688,561	$120,503,658
Withdrawals	(596,344,267)	(47,074,061)
Net increase (decrease) in beneficial interest	$536,344,294	$73,429,597

[1]	Commencement of operations.

Government Master Fund

	For the years ended April 30,
	2021	2020
Contributions	$47,491,220,565	$46,835,779,003
Withdrawals	(56,442,668,595)	(43,592,936,015)
Net increase (decrease) in beneficial interest	$(8,951,448,030)	$3,242,842,988

Treasury Master Fund

	For the years ended April 30,
	2021	2020
Contributions	$54,430,506,105	$57,434,681,322
Withdrawals	(56,588,175,740)	(40,173,820,982)
Net increase (decrease) in beneficial interest	$(2,157,669,635)	$17,260,860,340

Master Trust

Notes to financial statements

Prime CNAV Master Fund

	For the years ended April 30,
	2021	2020
Contributions	$5,114,679,407	$8,693,256,696
Withdrawals	(8,172,900,733)	(6,199,382,324)
Net increase (decrease) in beneficial interest	$(3,058,221,326)	$2,493,874,372

Tax-Free Master Fund

	For the years ended April 30,
	2021	2020
Contributions	$402,602,443	$3,125,085,366
Withdrawals	(2,162,557,724)	(2,855,265,635)
Net increase (decrease) in beneficial interest	$(1,759,955,281)	$269,819,731

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$600,450
Gross unrealized depreciation	(23,349)
Net unrealized appreciation	$577,101

ESG Prime Master Fund

Gross unrealized appreciation	$25,360
Gross unrealized depreciation	(2,748)
Net unrealized appreciation	$22,612

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2021, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period April 30, 2021, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2021, and since inception for ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2021, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2021, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund Prime CNAV Master Fund	For the year ended April 30, 2021	For each of the two years in the period ended April 30, 2021	For each of the five years in the period ended April 30, 2021
Government Master Fund	For the year ended April 30, 2021	For each of the two years in the period ended April 30, 2021	For each of the four years in the period ended April 30, 2021 and the period from June 24, 2016 (commencement of operations) through April 30, 2017
ESG Prime Master Fund	For the year ended April 30, 2021	For the year ended April 30, 2021 and the period from January 15, 2020 (commencement of operations) through April 30, 2020	For the year ended April 30, 2021 and the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as

Master Trust

Report of independent registered public accounting firm

evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2021

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

UBS Investor Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees the Funds’ operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 79 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 8 investment companies (consisting of 48 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

UBS Investor Funds

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 80 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee) and the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 74 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 81 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice- president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).
Heather R. Higgins; 61 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

UBS Investor Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 53	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM— Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 42	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of fund accounting—US (previously named product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 43	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until March 2020), and portfolio manager (since 2015) at UBS AM— Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 64	Vice President	Since 1999	Mr. Gerry is a managing director and head of municipal strategy of UBS AM—Americas region (prior to which he was co-head of municipal investments (from 2017 until June 2020; head from 2001 to 2017)). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 57	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal fixed income team (since June 2020; formerly co-head from 2017 until June 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 63	Vice President and Assistant Secretary	Since 2004 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and senior legal counsel (since 2019 to present) (prior to which he was Interim Head of Asia Pacific Legal (March 2020-March 2021), Interim Head of Compliance and Operational Risk Control (from June 2019 through September 2019) and general counsel of UBS AM—Americas region (from 2004-2019)). He has been secretary of UBS AM— Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[2]; 53	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of fund accounting—US (since November 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 through October 2020) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM— Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.

UBS Investor Funds

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Igor Lasun[2]; 42	President	Since 2018	Mr. Lasun is a managing director (since March 2021) (prior to which he was an executive director (from 2018 until February 2021)) and head of fund development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 6 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 43	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[4]; 61	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 10 investment companies (consisting of 62 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 47	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 55	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 36	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since 2017) and also with UBS AM— Americas region since 2015. Mr. Stacey is a vice president and assistant secretary of 6 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 37	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 59	Vice President and Secretary	Since 1998 (Vice President) and since 2019 (Secretary)	Mr. Weller is an executive director (since 2005) and deputy general counsel (since 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
[4]	This person’s business address is 787 Seventh Avenue, New York, New York 10019.

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2021. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1149

UBS Preferred Funds

Annual Report  |  April 30, 2021

Includes:

•	UBS Select Prime Preferred Fund
•	UBS Select ESG Prime Preferred Fund
•	UBS Select Government Preferred Fund
•	UBS Select Treasury Preferred Fund
•	UBS Prime Preferred Fund
•	UBS Tax-Free Preferred Fund

UBS Preferred Funds

June 10, 2021

Dear Shareholder,

We present you with the annual report for the UBS Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select ESG Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund (the “Funds”) for the 12 months ended April 30, 2021 (the “reporting period”).

Performance

The US Federal Reserve maintained the federal funds rate in a range between 0.00% and 0.25% during the 12-months ended April 30, 2021. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) As a result, the yields on a number of short-term investments remained low. Against this backdrop, the Funds’ yields declined during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Preferred Fund: 0.03% on April 30, 2021, versus 0.68% as of April 30, 2020.

•	UBS Select ESG Prime Preferred Fund: 0.08% on April 30, 2021, versus 0.73% on April 30, 2020.

•	UBS Select Government Preferred Fund: 0.01% as of April 30, 2021, versus 0.23% as of April 30, 2020.

•	UBS Select Treasury Preferred Fund: 0.01% on April 30, 2021, versus 0.20% as of April 30, 2020.

•	UBS Prime Preferred Fund: 0.02% on April 30, 2021, versus 0.67% as of April 30, 2020.

•	UBS Tax-Free Preferred Fund: 0.01% on April 30, 2021, versus 0.07% as of April 30, 2020.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7-9.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The COVID-19 pandemic triggered a severe economic contraction, followed by a rebound as the reporting period progressed. In the US, the

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Investment goals

(all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Government Preferred Fund—June 28, 2016;

UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund—August 28, 2007;

UBS Prime Preferred Fund—January 19, 2016

Dividend Payments:

Monthly

UBS Select ESG Prime Preferred Fund

Investment goal:

Maximum current income as is consistent with liquidity and preservation of capital while incorporating select environmental, social, and governance criteria (“ESG”) into the investment process.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

January 15, 2020

Dividend payments:

Monthly

1

UBS Preferred Funds

US Commerce Department reported that gross domestic product (“GDP”) declined at a 31.4% seasonally adjusted annualized rate during the second quarter of 2020—the steepest quarterly decline on record. With parts of the economy reopening, third quarter annualized GDP growth was 33.4%, the largest quarterly increase on record. The economy continued to expand, as fourth quarter annualized GDP growth was 4.3%. Finally, according to the Commerce Department’s initial estimate, first quarter 2021 annualized GDP growth was 6.4%.

Q.	How did the Federal Reserve (“Fed”) react to the economic environment?
A.

The Fed maintained its highly accommodative monetary policy, as the central bank kept the federal funds rate in a range between 0.00% and 0.25%. At its meeting in September 2020, the Fed indicated that rates could stay anchored near zero through 2023. While inflation edged higher later in the period, in March 2021 Fed Chairman Jerome Powell said, “Long term, we think that the inflation dynamics we’ve seen around the world for a quarter of a century are essentially intact…and we think those dynamics haven’t gone away overnight and won’t.” At a press conference after the Fed’s April 2021 meeting, Chair Powell said, “Readings on inflation have increased and are likely to rise somewhat further before moderating…we are also likely to see upward pressure on prices from the rebound in spending as the economy continues to reopen, particularly if supply bottlenecks limit how quickly production can respond in the near term. However, these one-time increases in prices are likely to have only transitory effects on inflation.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the ESG Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Preferred Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Master Fund had a WAM of 27 days. By the end of the period on April 30, 2021, the Master Fund’s WAM was 49 days.

At the issuer level, we maintained a high level of diversification. To that end, for maturities past overnight, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to commercial paper. Conversely, we decreased its allocations to certificates of deposit, repurchase agreements and time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.) Finally, we eliminated its small exposure to US Treasury obligations.

•

The WAM for the Master Fund in which UBS Select ESG Prime Preferred Fund invests was 41 days when the reporting period began. It was 51 days at period-end on April 30, 2021. At the security level, we increased the Master Fund’s exposures to time deposits and certificates of deposit. In contrast, we decreased its exposures to commercial paper and repurchase agreements.

UBS Tax-Free Preferred Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend Payments:

Monthly

2

UBS Preferred Funds

•

The WAM for the Master Fund in which UBS Select Government Preferred Fund invests was 48 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2021, it was 34 days. At the security level, we increased the Master Fund’s exposure to US Treasury obligations and reduced its allocations to repurchase agreements and US government agency obligations.

•

The WAM for the Master Fund in which UBS Select Treasury Preferred Fund invests was 51 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 43 days. At the security level, we increased the Master Fund’s exposure to direct US Treasury obligations and reduced its exposure to repurchase agreements backed by Treasury obligations.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Preferred Fund invests was 33 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 53 days. Over the review period, we increased the Master Fund’s exposure to commercial paper. Conversely, we decreased its exposures to repurchase agreements and, to lesser extents, certificates of deposit and time deposits. Finally, we eliminated its small positions in US Treasury obligations and US government agency obligations.

•

The WAM for the Master Fund in which UBS Tax-Free Preferred Fund invests was nine days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was 10 days. Over the review period, we increased the Master Fund’s allocation to tax-exempt commercial paper and reduced its exposure to municipal bonds.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

With the rollout of the COVID-19 vaccines, we anticipate a return to more normal economic activity as the year progresses. However, the path could be uneven due to new virus strains. We expect the Fed to remain highly accommodative and, while inflation could edge higher, it should be generally well contained overall. In this environment, we anticipate continuing to manage the Funds focusing on risk and liquidity.

3

UBS Preferred Funds

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/am-us.*

Sincerely,

Igor Lasun

President—UBS Series Fund

UBS Select Prime Preferred Fund

UBS Select ESG Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

UBS Tax-Free Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select ESG Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select ESG Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo

Portfolio Manager—

UBS Tax-Free Preferred Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Elbridge T. Gerry III

Portfolio Manager—

UBS Tax-Free Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period ended April 30, 2021. The views and opinions in the letter were current as of June 10, 2021. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

4

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2020 to April 30, 2021.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

5

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value November 1, 2020	Ending account value[2] April 30, 2021	Expenses paid during period[3] 11/01/20 to 04/30/21	Expense ratio during the period

UBS Select Prime Preferred Fund
Actual	$1,000.00	$1,000.20	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

UBS Select ESG Prime Preferred Fund
Actual	$1,000.00	$1,000.50	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.60	0.20	0.04

UBS Select Government Preferred Fund
Actual	$1,000.00	$1,000.10	$0.60	0.12%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.20	0.60	0.12

UBS Select Treasury Preferred Fund
Actual	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.40	0.40	0.08

UBS Prime Preferred Fund
Actual	$1,000.00	$1,000.20	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

UBS Tax-Free Preferred Fund
Actual	$1,000.00	$1,000.00	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.45	0.35	0.07

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

6

UBS Preferred Funds

Yields and characteristics at a glance—April 30, 2021 (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.03%
Seven-day effective yield after fee waivers[1]	0.03
Seven-day current yield before fee waivers[1]	(0.01)
Seven-day effective yield before fee waivers[1]	0.00
Weighted average maturity[2]	49 days

UBS Select ESG Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.08%
Seven-day effective yield after fee waivers[1]	0.08
Seven-day current yield before fee waivers[1]	(0.06)
Seven-day effective yield before fee waivers[1]	(0.05)
Weighted average maturity[2]	51 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund, your shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Preferred Fund’s sponsor and UBS Select ESG Prime Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

7

UBS Preferred Funds

Yields and characteristics at a glance—April 30, 2021 (unaudited) (continued)

UBS Select Government Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.01%
Seven-day effective yield after fee waivers[1]	0.01
Seven-day current yield before fee waivers[1]	(0.11)
Seven-day effective yield before fee waivers[1]	(0.11)
Weighted average maturity[2]	34 days

UBS Select Treasury Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.01%
Seven-day effective yield after fee waivers[1]	0.01
Seven-day current yield before fee waivers[1]	(0.13)
Seven-day effective yield before fee waivers[1]	(0.13)
Weighted average maturity[2]	43 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Preferred Fund’s sponsor and UBS Select Treasury Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

8

UBS Preferred Funds

Yields and characteristics at a glance—April 30, 2021 (unaudited) (concluded)

UBS Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.02%
Seven-day effective yield after fee waivers[1]	0.02
Seven-day current yield before fee waivers[1]	(0.02)
Seven-day effective yield before fee waivers[1]	(0.02)
Weighted average maturity[2]	53 days

UBS Tax-Free Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.01%
Seven-day effective yield after fee waivers[1]	0.01
Seven-day current yield before fee waivers[1]	(0.11)
Seven-day effective yield before fee waivers[1]	(0.11)
Weighted average maturity[2]	10 days

Investments in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Preferred Fund and UBS Tax- Free Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund or may temporarily suspend your ability to sell shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Preferred Fund’s sponsor and UBS Tax-Free Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

9

UBS Preferred Funds

Statement of assets and liabilities

April 30, 2021

	UBS Select Prime Preferred Fund	UBS Select ESG Prime Preferred Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$1,596,703,726	$400,098,600

Investments in Master Fund, at value	1,596,633,859	400,099,293
Receivable from affiliate	—	—
Total assets	1,596,633,859	400,099,293

Liabilities:
Dividends payable to shareholders	52,475	26,788
Payable to affiliate	49,185	575
Total liabilities	101,660	27,363

Net assets	$1,596,532,199	$400,071,930
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 1,596,152,927; 399,868,421; 4,088,637,157; 18,934,965,707; 1,421,884,853 and 35,891,087 outstanding, respectively	$1,596,602,259	$400,071,044
Distributable earnings (losses)	(70,060)	886
Net assets	$1,596,532,199	$400,071,930
Net asset value per share	$1.0002	$1.0005

10

UBS Preferred Funds

UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund

$4,088,644,878	$18,935,091,781	$1,421,944,932	$35,882,487

4,088,644,878	18,935,091,781	1,421,944,932	35,882,487
77,937	31,342	—	8,918
4,088,722,815	18,935,123,123	1,421,944,932	35,891,405

31,115	157,417	20,487	318
—	—	37,374	—
31,115	157,417	57,861	318

$4,088,691,700	$18,934,965,706	$1,421,887,071	$35,891,087
$4,088,637,157	$18,934,965,707	$1,421,884,853	$35,891,042
54,543	(1)	2,218	45
$4,088,691,700	$18,934,965,706	$1,421,887,071	$35,891,087
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

11

UBS Preferred Funds

Statement of operations

For the year ended April 30, 2021

	UBS Select Prime Preferred Fund	UBS Select ESG Prime Preferred Fund
Investment income:
Interest income allocated from Master Fund	$6,274,875	$210,470
Expenses allocated from Master Fund	(2,191,652)	(130,545)
Expense waiver allocated from Master Fund	—	130,545
Net investment income allocated from Master Fund	4,083,223	210,470
Expenses:
Administration fees	1,731,723	90,916
Trustees’ fees	21,402	13,411
	1,753,125	104,327
Fee waivers by administrator	(876,562)	(52,162)
Net expenses	876,563	52,165
Net investment income (loss)	3,206,660	158,305
Net realized gain (loss) allocated from Master Fund	(193)	416
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(537,497)	(4,998)
Net increase (decrease) in net assets resulting from operations	$2,668,970	$153,723

12

UBS Preferred Funds

UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund

$12,904,882	$27,617,555	$3,258,000	$181,754
(6,555,790)	(15,117,316)	(1,147,500)	(127,049)
48,612	1,636,884	—	10,855
6,397,704	14,137,123	2,110,500	65,560

5,208,988	12,050,049	901,294	88,376
35,235	68,196	16,610	13,260
5,244,223	12,118,245	917,904	101,636
(3,145,961)	(8,417,647)	(459,833)	(71,519)
2,098,262	3,700,598	458,071	30,117
4,299,442	10,436,525	1,652,429	35,443
132,423	(1)	2,218	—
—	—	—	—
$4,431,865	$10,436,524	$1,654,647	$35,443

See accompanying notes to financial statements and the attached Master Trust financial statements.

13

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Prime Preferred Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$3,206,660	$65,936,771
Net realized gain (loss) allocated from Master Fund	(193)	19,421
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(537,497)	253,527
Net increase (decrease) in net assets resulting from operations	2,668,970	66,209,719
Total distributions	(3,226,081)	(65,953,438)
Net increase (decrease) in net assets from beneficial interest transactions	(1,322,203,233)	167,668,911
Net increase (decrease) in net assets	(1,322,760,344)	167,925,192
Net assets:

Beginning of year	2,919,292,543	2,751,367,351
End of year	$1,596,532,199	$2,919,292,543

	UBS Select ESG Prime Preferred Fund
	For the year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
From operations:

Net investment income (loss)	$158,305	$19,889
Net realized gain (loss) allocated from Master Fund	416	—
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(4,998)	5,691
Net increase (decrease) in net assets resulting from operations	153,723	25,580
Total distributions	(158,528)	(19,889)
Net increase (decrease) in net assets from beneficial interest transactions	392,639,810	7,431,234
Net increase (decrease) in net assets	392,635,005	7,436,925
Net assets:

Beginning of period	7,436,925	—
End of period	$400,071,930	$7,436,925

[1]	Commencement of operations.

See accompanying notes to financial statements and the attached Master Trust financial statements.

14

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Government Preferred Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$4,299,442	$81,500,172
Net realized gain (loss) allocated from Master Fund	132,423	147,921
Net increase (decrease) in net assets resulting from operations	4,431,865	81,648,093
Total distributions	(4,423,318)	(81,641,587)
Net increase (decrease) in net assets from beneficial interest transactions	(5,865,094,589)	6,344,014,191
Net increase (decrease) in net assets	(5,865,086,042)	6,344,020,697
Net assets:

Beginning of year	9,953,777,742	3,609,757,045
End of year	$4,088,691,700	$9,953,777,742

	UBS Select Treasury Preferred Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$10,436,525	$124,392,640
Net realized gain (loss) allocated from Master Fund	(1)	6,676
Net increase (decrease) in net assets resulting from operations	10,436,524	124,399,316
Total distributions	(10,436,525)	(124,399,587)
Net increase (decrease) in net assets from beneficial interest transactions	3,010,044,347	10,297,674,316
Net increase (decrease) in net assets	3,010,044,346	10,297,674,045
Net assets:

Beginning of year	15,924,921,360	5,627,247,315
End of year	$18,934,965,706	$15,924,921,360

See accompanying notes to financial statements and the attached Master Trust financial statements.

15

UBS Preferred Funds

Statement of changes in net assets

	UBS Prime Preferred Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$1,652,429	$17,849,682
Net realized gain (loss) allocated from Master Fund	2,218	15,778
Net increase (decrease) in net assets resulting from operations	1,654,647	17,865,460
Total distributions	(1,668,207)	(17,849,682)
Net increase (decrease) in net assets from beneficial interest transactions	160,657,155	706,519,146
Net increase (decrease) in net assets	160,643,595	706,534,924
Net assets:

Beginning of year	1,261,243,476	554,708,552
End of year	$1,421,887,071	$1,261,243,476

	UBS Tax-Free Preferred Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$35,443	$4,254,600
Net increase (decrease) in net assets resulting from operations	35,443	4,254,600
Total distributions	(35,443)	(4,254,600)
Net increase (decrease) in net assets from beneficial interest transactions	(244,351,518)	(126,071,185)
Net increase (decrease) in net assets	(244,351,518)	(126,071,185)
Net assets:

Beginning of year	280,242,605	406,313,790
End of year	$35,891,087	$280,242,605

See accompanying notes to financial statements and the attached Master Trust financial statements.

16

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$1.0005	$1.0001	$1.0001	$1.0002	$1.0000
Net investment income (loss)	0.0013	0.0186	0.0226	0.0137	0.0061
Net realized and unrealized gain (loss)	(0.0003)	0.0004	(0.0001)[1]	(0.0001)	0.0011
Net increase (decrease) from operations	0.0010	0.0190	0.0226	0.0136	0.0072
Dividends from net investment income	(0.0013)	(0.0186)	(0.0226)	(0.0137)	(0.0061)
Distributions from net realized gains	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0009)
Total dividends and distributions	(0.0013)	(0.0186)	(0.0226)	(0.0137)	(0.0070)
Net asset value, end of year	$1.0002	$1.0005	$1.0001	$1.0001	$1.0002
Total investment return[2]	0.10%	1.92%	2.28%	1.37%	0.72%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%	0.14%	0.12%	0.08%	0.13%
Net investment income (loss)[3]	0.15%	1.87%	2.29%	1.40%	0.44%
Supplemental data:
Net assets, end of year (000’s)	$1,596,532	$2,919,293	$2,751,367	$1,732,540	$599,760

[1]	Amount represents less than $0.00005 or $(0.00005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

17

UBS Select ESG Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
Net asset value, beginning of period	$1.0007	$1.0000
Net investment income (loss)	0.0018	0.0038
Net realized and unrealized gain (loss)	(0.0002)	0.0007
Net increase (decrease) from operations	0.0016	0.0045
Dividends from net investment income	(0.0018)	(0.0038)
Distributions from net realized gains	(0.0000)[2]	—
Total dividends and distributions	(0.0018)	(0.0038)
Net asset value, end of period	$1.0005	$1.0007
Total investment return[3]	0.16%	0.45%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%	0.18%[5]
Expenses after fee waivers[4]	0.04%	0.04%[5]
Net investment income (loss)[4]	0.12%	1.25%[5]
Supplemental data:
Net assets, end of period (000’s)	$400,072	$7,437

[1]	Commencement of operations.
[2]	Amount represents less than $0.00005 or $(0.00005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

18

UBS Select Government Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,				For the period from June 28, 2016[1] to April 30, 2017
	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.001	0.017	0.020	0.010	0.003
Net realized gain (loss)	0.000 [2]	0.000 [2]	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase (decrease) from operations	0.001	0.017	0.020	0.010	0.003
Dividends from net investment income	(0.001)	(0.017)	(0.020)	(0.010)	(0.003)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.001)	(0.017)	(0.020)	(0.010)	(0.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.06%	1.70%	2.05%	1.04%	0.34%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%	0.18%	0.18%	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.13%	0.14%	0.14%	0.14%	0.09%[5]
Net investment income (loss)[4]	0.07%	1.57%	2.03%	1.03%	0.47%[5]
Supplemental data:
Net assets, end of period (000’s)	$4,088,692	$9,953,778	$3,609,757	$3,913,629	$4,098,750

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

19

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.001	0.017	0.020	0.010	0.003
Net realized gain (loss)	(0.000)[1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.001	0.017	0.020	0.010	0.003
Dividends from net investment income	(0.001)	(0.017)	(0.020)	(0.010)	(0.003)
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.001)	(0.017)	(0.020)	(0.010)	(0.003)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.06%	1.66%	2.06%	1.04%	0.34%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.11%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)[3]	0.07%	1.50%	2.00%	1.04%	0.36%
Supplemental data:
Net assets, end of year (000’s)	$18,934,966	$15,924,921	$5,627,247	$9,248,153	$10,356,105

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

20

UBS Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.001	0.018	0.023	0.013	0.006
Net realized gain (loss)	0.000 [1]	0.000 [1]	—	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.001	0.018	0.023	0.013	0.006
Dividends from net investment income	(0.001)	(0.018)	(0.023)	(0.013)	(0.006)
Distributions from net realized gains	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.001)	(0.018)	(0.023)	(0.013)	(0.006)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.13%	1.86%	2.23%	1.28%	0.58%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)[3]	0.14%	1.72%	2.21%	1.25%	0.62%
Supplemental data:
Net assets, end of year (000’s)	$1,421,887	$1,261,243	$554,709	$403,597	$502,930

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

21

UBS Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.012	0.013	0.009	0.004
Net realized gain (loss)	—	—	—	—	—
Net increase (decrease) from operations	0.000 [1]	0.012	0.013	0.009	0.004
Dividends from net investment income	(0.000)[1]	(0.012)	(0.013)	(0.009)	(0.004)
Distributions from net realized gains	—	—	—	—	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.012)	(0.013)	(0.009)	(0.004)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.02%	1.19%	1.34%	0.87%	0.42%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.12%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)[3]	0.03%	1.12%	1.28%	0.89%	0.53%
Supplemental data:
Net assets, end of year (000’s)	$35,891	$280,243	$406,314	$1,263,859	$899,845

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

22

UBS Preferred Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select ESG Prime Preferred Fund (“ESG Prime Preferred Fund”), UBS Select Government Preferred Fund (“Government Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), UBS Prime Preferred Fund (“Prime CNAV Preferred Fund”), and UBS Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, ESG Prime Preferred Fund, Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund commenced operations on August 28, 2007. Prime CNAV Preferred Fund commenced operations on January 19, 2016, Government Preferred Fund commenced operations on June 28, 2016 and ESG Prime Preferred Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (18.10% for Prime Preferred Fund, 65.53% for ESG Prime Preferred Fund, 46.34% for Government Preferred Fund, 57.95% for Treasury Preferred Fund, 31.96% for Prime CNAV Preferred Fund, and 4.41% for Tax-Free Preferred Fund at April 30, 2021).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

23

UBS Preferred Funds

Notes to financial statements

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share funds—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Preferred Fund and ESG Prime Preferred Fund calculate their net asset value to four decimals (e.g., $1.0000) using market-based pricing and expect that their share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV Fund (“FNAV”), as reported in a shareholder report, for example, may differ from the last transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the fund’s offering circular).

Constant net asset value per share funds—Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Preferred Fund and Treasury Preferred Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are permitted to seek to maintain a stable price per share. Prime CNAV Preferred Fund and Tax-Free Preferred Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Preferred Fund and Tax-Free Preferred Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Preferred Fund, ESG Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended April 30, 2021, Prime Preferred Fund, ESG Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Preferred Fund and Treasury Preferred Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

24

UBS Preferred Funds

Notes to financial statements

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the Funds’ investments. The extent of the impact to the financial performance of a Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as the administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Preferred Fund	0.08%
ESG Prime Preferred Fund	0.08
Government Preferred Fund	0.08
Treasury Preferred Fund	0.08
Prime CNAV Preferred Fund	0.08
Tax-Free Preferred Fund	0.08

At April 30, 2021, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Preferred Fund	$107,649
ESG Prime Preferred Fund	15,580
Government Preferred Fund	250,247
Treasury Preferred Fund	1,240,045
Prime CNAV Preferred Fund	84,100
Tax-Free Preferred Fund	3,336

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Fund’s average daily net assets. At April 30, 2021, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

25

UBS Preferred Funds

Notes to financial statements

The Funds and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its administration fees so that the total ordinary operating expenses of the Funds, including expenses allocated from Master Funds, do not exceed 0.14% through August 31, 2021 for each of the funds. The fee waiver agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. At April 30, 2021, UBS AM owed the Funds and for the period ended April 30, 2021, UBS was contractually obligated to waive, as follows, and such waived amounts are not subject to future recoupment:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Prime Preferred Fund	$58,464	$876,562
ESG Prime Preferred Fund	15,005	52,162
Government Preferred Fund	132,154	2,622,133
Treasury Preferred Fund	635,692	6,059,460
Prime CNAV Preferred Fund	45,842	458,949
Tax-Free Preferred Fund	6,122	50,819

In addition, UBS AM may voluntarily undertake to waive fees in the event that Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2021 UBS AM owed the Funds, and for the period ended April 30, 2021, UBS AM voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Government Preferred Fund	$196,030	$523,828
Treasury Preferred Fund	635,695	2,358,187
Prime CNAV Preferred Fund	884	884
Tax-Free Preferred Fund	6,132	20,700

These amounts owed by or owed to UBS AM are shown at a net level on the statement of assets and liabilities.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds for the periods ended April 30, 2021 and April 30, 2020 were as follows:

Prime Preferred Fund

	For the year ended April 30, 2021:
	Shares	Amount
Shares sold	4,833,018,729	$4,834,744,587
Shares repurchased	(6,158,640,546)	(6,160,769,475)
Dividends reinvested	3,820,016	3,821,655
Net increase (decrease)	(1,321,801,801)	$(1,322,203,233)

	For the year ended April 30, 2020:
	Shares	Amount
Shares sold	22,562,395,590	$22,566,112,944
Shares repurchased	(22,452,842,393)	(22,455,854,678)
Dividends reinvested	57,401,974	57,410,645
Net increase (decrease)	166,955,171	$167,668,911

26

UBS Preferred Funds

Notes to financial statements

ESG Prime Preferred Fund

	For the year ended April 30, 2021:
	Shares	Amount
Shares sold	569,523,852	$569,816,703
Shares repurchased	(177,213,823)	(177,303,716)
Dividends reinvested	126,758	126,823
Net increase (decrease)	392,436,787	$392,639,810

	For the period from January 15, 2020[1] to April 30, 2020:
	Shares	Amount
Shares sold	8,667,263	$8,667,264
Shares repurchased	(1,235,629)	(1,236,030)
Net increase (decrease)	7,431,634	$7,431,234

[1]	Commencement of operations.

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Preferred Fund

	For the years ended April 30,
	2021	2020
Shares sold	151,039,929,375	134,283,437,126
Shares repurchased	(156,908,575,455)	(127,991,490,582)
Dividends reinvested	3,551,491	52,067,647
Net increase (decrease) in shares outstanding	(5,865,094,589)	6,344,014,191

Treasury Preferred Fund

	For the years ended April 30,
	2021	2020
Shares sold	87,847,403,994	60,309,685,095
Shares repurchased	(84,848,189,244)	(50,123,762,917)
Dividends reinvested	10,829,597	111,752,138
Net increase (decrease) in shares outstanding	3,010,044,347	10,297,674,316

Prime CNAV Preferred Fund

	For the years ended April 30,
	2021	2020
Shares sold	3,726,373,031	7,368,220,946
Shares repurchased	(3,567,882,356)	(6,677,904,123)
Dividends reinvested	2,166,480	16,202,323
Net increase (decrease) in shares outstanding	160,657,155	706,519,146

27

UBS Preferred Funds

Notes to financial statements

Tax-Free Preferred Fund

	For the years ended April 30,
	2021	2020
Shares sold	60,676,979	1,139,548,621
Shares repurchased	(305,167,663)	(1,270,119,035)
Dividends reinvested	139,166	4,499,229
Net increase (decrease) in shares outstanding	(244,351,518)	(126,071,185)

Federal tax status

Each Fund intends to distribute substantially all of its taxable income and to comply with all the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2021 and April 30, 2020 were as follows:

	2021			2020
Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains	Tax-exampt income	Ordinary income	Long-term realized capital gains
UBS Select Prime Preferred Fund	$—	$3,226,081	$—	$—	$65,953,438	$—
UBS Select ESG Prime Preferred Fund	—	158,528	—	—	19,888	—
UBS Select Government Preferred Fund	—	4,423,318	—	—	81,641,587	—
UBS Select Treasury Preferred Fund	—	10,436,525	—	—	124,399,587	—
UBS Prime CNAV Preferred Fund	—	1,668,207	—	—	17,849,682	—
UBS Tax-Free Preferred Fund	35,443	—	—	4,254,600	—	—

At April 30, 2021, components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
UBS Select Prime Preferred Fund	$—	$52,474	$—	$(192)	$(69,867)	$(52,475)	$(70,060)
UBS Select ESG Prime Preferred Fund	—	26,981	—	—	693	(26,788)	886
UBS Select Government Preferred Fund	—	85,658	—	—	—	(31,115)	54,543
UBS Select Treasury Preferred Fund	—	157,419	—	(1)	—	(157,419)	(1)
UBS Prime CNAV Preferred Fund	—	22,704	—	—	—	(20,486)	2,218
UBS Tax-Free Preferred Fund	363	—	—	—	—	(318)	45

Net capital losses recognized by the Funds may be carried forward indefinitely, and retain their character as shortterm and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2021, UBS Select Prime Preferred Fund had capital loss carryforwards of $192 in short-term capital losses and UBS Select Treasury Preferred Fund had capital loss carryforwards of $1 in long-term capital losses.

28

UBS Preferred Funds

Notes to financial statements

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2021, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2021, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2021, and since inception for the ESG Prime Preferred Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

29

UBS Preferred Funds

Report of independent registered public accounting firm

To the Shareholders of UBS Select Prime Preferred Fund, UBS Select ESG Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund, and UBS Tax-Free Preferred Fund and the Board of Trustees of UBS Series Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Preferred Fund, UBS Select ESG Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund (collectively referred to as the “Funds”), (six of the funds comprising UBS Series Funds (the “Trust”)), as of April 30, 2021, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting UBS Series Funds) at April 30, 2021, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting UBS Series Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Prime Preferred Fund UBS Tax-Free Preferred Fund	For the year ended April 30, 2021	For each of the two years in the period ended April 30, 2021	For each of the five years in the period ended April 30, 2021
UBS Select Government Preferred Fund	For the year ended April 30, 2021	For each of the two years in the period ended April 30, 2021	For each of the four years in the period ended April 30, 2021 and the period from June 28, 2016 (commencement of operations) through April 30, 2017
UBS Select ESG Prime Preferred Fund	For the year ended April 30, 2021	For the year ended April 30, 2021 and the period from January 15, 2020 (commencement of operations) through April 30, 2020	For the year ended April 30, 2021 and the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits

30

UBS Preferred Funds

Report of independent registered public accounting firm

also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2021

31

UBS Preferred Funds

General information (unaudited)

Monthly portfolio holdings disclosure

The Funds and Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Funds and Master Funds make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests), Master Trust—ESG Prime Master Fund (the master fund in which UBS Select ESG Prime Preferred Fund invests) and Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Preferred Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following ordinary income distributions paid as qualified interest income and qualified short term capital gains for the fiscal year ended April 30, 2021:

Fund	Qualified interest income	Qualified short term capital gains
Prime Preferred Fund	$1,569,513	$9,507
ESG Prime Preferred Fund	84,857	120
Government Preferred Fund	4,299,442	123,876
Treasury Preferred Fund	10,112,825	—
Prime CNAV Preferred Fund	935,763	8,935

32

Master Trust

Annual Report  |  April 30, 2021

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2020 to April 30, 2021.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

34

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2020	Ending account value April 30, 2021	Expenses paid during period 11/01/20 to 04/30/21[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,000.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,000.70	$0.00	0.00%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.79	0.00	0.00

Government Master Fund
Actual	$1,000.00	$1,000.10	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund
Actual	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.40	0.40	0.08

Prime CNAV Master Fund
Actual	$1,000.00	$1,000.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,000.10	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.45	0.35	0.07

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

35

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	49 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	20.3%
Japan	11.9
Canada	11.2
France	9.3
New Zealand	6.4
Total	59.1%

Portfolio composition[2]	Percentage of net assets
Commercial paper	64.5%
Repurchase agreements	17.4
Certificates of deposit	9.7
Time deposits	8.4
Other assets in excess of liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05% or (0.05%).
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

36

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited) (continued)

ESG Prime Master Fund

Characteristics
Weighted average maturity[1]	51 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	23.9%
Japan	10.6
France	8.8
Sweden	7.3
Canada	6.9
Total	57.5%

Portfolio composition[2]
Commercial paper	64.8%
Repurchase agreements	22.6
Time deposits	9.0
Certificates of deposit	3.5
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

37

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	34 days

Portfolio composition[2]
U.S. Treasury obligations	43.9%
U.S. government agency obligations	34.1
Repurchase agreements	22.9
Liabilities in excess of other assets	(0.9)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

38

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	43 days

Portfolio composition[2]
U.S. Treasury obligations	73.2%
Repurchase agreements	27.6
Liabilities in excess of other assets	(0.8)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

39

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	53 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	22.5%
Japan	12.6
Canada	12.6
France	9.4
New Zealand	6.0
Total	63.1%

Portfolio composition[2]
Commercial paper	69.7%
Repurchase agreements	14.6
Certificates of deposit	9.3
Time deposits	6.7
Liabilities in excess of other assets	(0.3)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

40

Master Trust

Portfolio characteristics at a glance—April 30, 2021 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	10 days

Portfolio composition[2]
Municipal bonds	90.1%
Tax-exempt commercial paper	9.8
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

41

Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Certificates of deposit—9.7%
Banking-non-U.S.—7.8%
MUFG Bank Ltd. 0.190%, due 10/05/21	$45,000,000	$45,002,956
Oversea-Chinese Banking Corp. Ltd. 0.290%, due 06/21/21	44,000,000	44,011,620
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.300%, due 06/16/21[1]	32,000,000	32,017,745
Skandinaviska Enskilda Banken AB 0.250%, due 05/13/21	63,000,000	63,003,865
0.250%, due 06/01/21	63,000,000	63,009,402
Sumitomo Mitsui Banking Corp. 0.170%, due 08/24/21	50,000,000	50,000,636
0.180%, due 07/26/21	54,000,000	54,005,471
0.270%, due 05/18/21	63,000,000	63,006,013
Sumitomo Mitsui Trust Bank Ltd. 0.260%, due 05/11/21	66,000,000	66,003,891
0.270%, due 05/12/21	40,000,000	40,002,679
0.270%, due 05/18/21	50,000,000	50,004,773
Svenska Handelsbanken
3 mo. USD LIBOR + 0.050%, 0.240%, due 05/28/21[1]	35,000,000	35,005,684
Toronto-Dominion Bank
3 mo. USD LIBOR + 0.100%, 0.282%, due 05/20/21[1]	85,000,000	85,028,038

		690,102,773

Banking-U.S.—1.9%
Cooperatieve Centrale
3 mo. USD LIBOR + 0.010%, 0.200%, due 06/21/21[1]	50,000,000	49,999,998
0.250%, due 08/16/21	64,000,000	64,019,158
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.050%, 0.243%, due 05/06/21[1]	52,000,000	52,009,299

		166,028,455
Total certificates of deposit (cost—$856,000,000)		856,131,228

Commercial paper[2]—64.5%
Asset backed-miscellaneous—15.7%
Barton Capital SA 0.080%, due 05/03/21	5,000,000	4,999,969
Chariot Funding LLC 0.220%, due 07/09/21	59,000,000	58,982,447
Fairway Finance Co. LLC 0.170%, due 09/03/21	60,000,000	59,965,140
0.180%, due 10/08/21	22,000,000	21,983,274
0.180%, due 11/05/21	44,000,000	43,960,037
0.220%, due 05/13/21	33,000,000	32,998,868
0.250%, due 06/03/21	60,000,000	59,991,784
Liberty Street Funding LLC 0.010%, due 05/03/21	90,000,000	89,999,595
0.150%, due 08/05/21	35,000,000	34,984,817
0.155%, due 08/03/21	25,000,000	24,989,379

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
LMA Americas LLC 0.170%, due 08/05/21	$30,000,000	$29,986,986
0.180%, due 10/07/21	42,000,000	41,968,266
0.190%, due 10/08/21	19,000,000	18,985,555
0.200%, due 05/11/21	6,000,000	5,999,835
0.250%, due 05/17/21	63,000,000	62,996,817
0.260%, due 05/20/21	50,000,000	49,996,750
0.270%, due 06/02/21	21,100,000	21,097,602
Nieuw Amsterdam Receivables Corp. 0.040%, due 05/04/21	80,372,000	80,371,500
Old Line Funding LLC 0.180%, due 09/01/21	39,000,000	38,979,044
0.190%, due 09/10/21	30,000,000	29,982,599
0.230%, due 10/26/21	50,000,000	49,960,222
0.240%, due 10/15/21	82,000,000	81,938,773
0.270%, due 08/16/21	50,000,000	49,977,050
0.290%, due 07/09/21	45,000,000	44,987,487
Starbird Funding Corp. 0.070%, due 05/03/21	29,400,000	29,399,819
0.150%, due 07/09/21	20,000,000	19,994,050
Thunder Bay Funding LLC 0.180%, due 08/16/21	30,000,000	29,986,050
0.190%, due 10/04/21	50,000,000	49,962,930
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.090%, 0.205%, due 05/04/21[1,3]	43,000,000	43,000,000
1 mo. USD LIBOR + 0.110%, 0.221%, due 05/06/21[1,3]	44,000,000	44,000,000
Victory Receivables Corp. 0.050%, due 05/03/21	71,006,000	71,005,680
0.200%, due 05/03/21	59,000,000	58,999,734

		1,386,432,059

Banking-non-U.S.—46.1%
ANZ New Zealand International Ltd. 0.190%, due 11/29/21	31,000,000	30,973,588
0.200%, due 12/21/21	31,000,000	30,968,836
3 mo. USD LIBOR + 0.010%, 0.213%, due 05/10/21[1,3]	22,000,000	22,000,000
0.260%, due 08/18/21	40,000,000	39,984,478
ASB Finance Ltd. 0.220%, due 11/24/21	67,000,000	66,938,449
0.230%, due 05/17/21	33,000,000	32,999,205
0.240%, due 05/12/21	64,000,000	63,999,019
0.250%, due 06/11/21	63,000,000	62,994,708
0.250%, due 07/07/21	60,000,000	59,989,460
Bank of Nova Scotia 0.230%, due 04/07/22	24,750,000	24,702,270
BNZ International Funding Ltd. 0.220%, due 08/06/21	46,000,000	45,986,852
BPCE SA 0.180%, due 09/01/21	50,000,000	49,975,200
Caisse des Depots et Consignations 0.180%, due 01/14/22	25,000,000	24,968,345

42

Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
Canadian Imperial Bank of Commerce 0.200%, due 07/07/21	$46,000,000	$45,990,616
0.230%, due 04/04/22	37,000,000	36,922,652
3 mo. USD LIBOR + 0.050%, 0.243%, due 05/06/21[1,3]	79,000,000	79,010,090
3 mo. USD LIBOR + 0.070%, 0.272%, due 05/04/21[1,3]	79,000,000	79,013,819
Credit Industriel et Commercial 0.240%, due 05/24/21	62,000,000	61,997,230
DBS Bank Ltd. 0.140%, due 05/03/21	25,000,000	24,999,875
0.170%, due 08/23/21	51,000,000	50,974,422
0.180%, due 10/01/21	40,000,000	39,971,253
0.250%, due 05/19/21	85,000,000	84,996,456
Dexia Credit Local SA 0.210%, due 05/06/21	48,000,000	47,999,520
0.250%, due 06/08/21	60,000,000	59,994,215
Erste Abwicklungsanstalt 0.150%, due 06/04/21	50,000,000	49,995,868
Erste Finance LLC 0.070%, due 05/04/21	180,000,000	179,996,999
0.070%, due 05/06/21	115,000,000	114,997,125
Federation des Caisses Desjardins du Quebec 0.050%, due 05/03/21	220,000,000	219,998,900
0.050%, due 05/04/21	121,000,000	120,999,193
Mitsubishi UFJ Trust & Banking Corp. 0.170%, due 07/01/21	50,000,000	49,989,580
0.180%, due 09/01/21	30,000,000	29,982,123
0.185%, due 09/01/21	50,000,000	49,970,206
0.190%, due 08/02/21	50,000,000	49,981,200
0.210%, due 07/12/21	40,000,000	39,989,537
Mizuho Bank Ltd. 0.165%, due 08/10/21	40,000,000	39,979,147
0.175%, due 07/06/21	40,000,000	39,988,908
0.190%, due 05/25/21	64,000,000	63,994,978
0.190%, due 06/01/21	101,000,000	100,990,752
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.000%, 0.198%, due 05/14/21[1,3]	70,000,000	70,000,777
National Bank of Canada 0.170%, due 08/16/21	43,750,000	43,732,675
0.170%, due 09/01/21	50,000,000	49,975,372
0.220%, due 07/06/21	78,000,000	77,983,742
Natixis SA 0.260%, due 05/17/21	62,000,000	61,997,540
NRW Bank 0.035%, due 05/05/21	100,000,000	99,999,306
0.040%, due 05/04/21	235,000,000	234,998,693
Oversea-Chinese Banking Corp. Ltd. 0.180%, due 10/01/21	51,000,000	50,960,512
0.270%, due 08/17/21	63,000,000	62,971,578
Skandinaviska Enskilda Banken AB 0.180%, due 10/05/21	45,000,000	44,967,807
0.180%, due 11/18/21	45,000,000	44,956,570
0.190%, due 08/19/21	43,000,000	42,981,836

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Societe Generale SA 0.020%, due 05/06/21	$117,000,000	$116,998,830
0.050%, due 05/03/21	15,000,000	14,999,925
Sumitomo Mitsui Banking Corp. 0.160%, due 08/13/21	20,050,000	20,041,520
Sumitomo Mitsui Trust Bank Ltd. 0.190%, due 05/25/21	80,000,000	79,995,500
0.190%, due 08/23/21	30,000,000	29,985,146
Svenska Handelsbanken 0.160%, due 08/23/21	50,000,000	49,979,555
0.210%, due 12/16/21	35,000,000	34,960,421
0.230%, due 06/01/21	36,750,000	36,747,354
0.250%, due 08/12/21	64,000,000	63,976,889
Toronto-Dominion Bank 0.060%, due 05/04/21	90,000,000	89,999,200
United Overseas Bank Ltd. 0.250%, due 05/28/21	60,000,000	59,996,314
0.280%, due 09/27/21	65,000,000	64,952,604
Westpac Banking Corp. 0.180%, due 12/01/21	45,000,000	44,946,788
3 mo. USD LIBOR + 0.020%, 0.210%, due 11/24/21[1,3]	45,000,000	44,999,999
Westpac Securities NZ Ltd. 0.200%, due 07/08/21	46,000,000	45,988,009
3 mo. USD LIBOR + 0.010%, 0.205%, due 05/05/21[1,3]	58,000,000	58,000,097

		4,061,299,633

Banking-U.S.—2.7%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.010%, 0.186%, due 07/26/21[1,3]	40,000,000	40,000,000
3 mo. USD LIBOR + 0.010%, 0.215%, due 05/03/21[1,3]	42,000,000	42,000,000
Collateralized Commercial Paper FLEX Co. LLC 0.190%, due 10/19/21	35,000,000	34,969,064
0.250%, due 07/09/21	25,000,000	24,992,562
0.270%, due 06/08/21	6,000,000	5,999,142
Collateralized Commercial Paper V Co. LLC 0.200%, due 10/04/21	13,000,000	12,990,078
0.220%, due 10/29/21	79,000,000	78,924,116

		239,874,962
Total commercial paper (cost—$5,687,160,781)		5,687,606,654

Time deposits—8.4%
Banking-non-U.S.—8.4%
ABN AMRO Bank N.V. 0.050%, due 05/03/21	360,000,000	360,000,000
Credit Agricole Corporate & Investment Bank 0.030%, due 05/03/21	118,000,000	118,000,000
Mizuho Bank Ltd. 0.050%, due 05/03/21	85,000,000	85,000,000
Natixis SA 0.020%, due 05/03/21	180,000,000	180,000,000
Total time deposits (cost—$743,000,000)		743,000,000

43

Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Repurchase agreements—17.4%
Repurchase agreement dated 04/30/21 with Barclays Bank PLC, 0.010% due 05/03/21, collateralized by $97,065,829 Federal Home Loan Mortgage Corp. obligations, 2.500% to 3.500% due 06/01/47 to 03/01/51 and $371,669,956 Federal National Mortgage Association obligations, 2.500% to 4.500% due 05/01/35 to 03/01/40; (value—$204,000,000); proceeds: $200,000,167	$200,000,000	$200,000,000
Repurchase agreement dated 04/30/21 with BNP Paribas SA, 0.140% due 05/03/21, collateralized by $56,269,186 various asset-backed convertible bonds, 2.436% to 6.580% due 03/15/22 to 04/22/52; (value—$53,496,135); proceeds: $50,000,583	50,000,000	50,000,000
Repurchase agreement dated 04/30/21 with BNP Paribas SA, 0.180% due 05/03/21, collateralized by $189,908,361 various asset-backed convertible bonds, 0.586% to 6.750% due 07/01/21 to 03/25/36; (value—$32,191,636); proceeds: $30,000,450[5]	30,000,000	30,000,000
Repurchase agreement dated 04/30/21 with J.P. Morgan Securities LLC, 0.010% due 05/03/21, collateralized by $76,812,096 Federal Home Loan Mortgage Corp. obligations, 2.834% to 4.000% due 12/01/37 to 10/15/47 and $369,902,082 Federal National Mortgage Association obligations, 2.112% to 4.000% due 12/01/33 to 02/01/51; (value—$306,000,000); proceeds: $300,000,250	300,000,000	300,000,000
Repurchase agreement dated 04/20/21 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/21, collateralized by $172,429,417 Federal Home Loan Mortgage Corp. obligations, 2.000% to 4.500% due 05/01/35 to 04/01/51 and $160,064,348 Federal National Mortgage Association obligations, 2.000% to 6.000% due 09/01/25 to 11/01/56; (value—$204,000,000); proceeds: $200,001,111[4]	200,000,000	200,000,000
Repurchase agreement dated 04/27/21 with J.P. Morgan Securities LLC, 0.250% due 05/04/21, collateralized by $65,080,000 asset-backed convertible bond, 2.000% due 08/15/22; (value—$77,000,487); proceeds: $70,003,403	70,000,000	70,000,000
Repurchase agreement dated 04/28/20 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.280% due 05/07/21, collateralized by $78,598,066 various asset-backed convertible bonds, 4.000% to 10.000% due 10/15/21 to 10/01/40; (value—$81,000,001); proceeds: $75,214,083[4]	75,000,000	75,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/01/21 with J.P. Morgan Securities LLC, OBFR + 0.33%, 0.380% due 06/04/21, collateralized by $67,298,000 various asset-backed convertible bonds, zero coupon to 4.000% due 06/15/24 to 12/15/25; (value—$82,500,545); proceeds: $75,022,958[4]	$75,000,000	$75,000,000
Repurchase agreement dated 04/30/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.010% due 05/03/21, collateralized by $425,089,324 Government National Mortgage Association obligation, 3.000% due 08/20/49; (value—$204,000,000); proceeds: $200,000,167	200,000,000	200,000,000
Repurchase agreement dated 04/20/21 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.25%, 0.300% due 06/04/21, collateralized by $39,020,456 various asset-backed convertible bonds, 0.486% to 6.500% due 05/15/28 to 09/20/45; (value—$26,750,000); proceeds: $25,002,083[4]	25,000,000	25,000,000
Repurchase agreement dated 04/01/21 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.700% due 08/03/21, collateralized by $52,226,000 various asset-backed convertible bonds, zero coupon to 2.000% due 08/15/23 to 06/15/27; (value—$80,250,338); proceeds: $75,042,292[4]	75,000,000	75,000,000
Repurchase agreement dated 04/01/21 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.700% due 08/03/21, collateralized by $165,392,000 shares of various asset-backed convertible bonds, zero coupon to 6.750% due 03/15/23 to 09/30/46; (value—$251,450,117); proceeds: $235,132,514[4]	235,000,000	235,000,000
Total repurchase agreements (cost—$1,535,000,000)		1,535,000,000
Total investments (cost—$8,821,160,781 which approximates cost for federal income tax purposes)—100.0%		8,821,737,882

Other assets in excess of liabilities—0.00%†		1,371,247
Net assets—100.0%		$8,823,109,129

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

44

Prime Master Fund

Portfolio of investments—April 30, 2021

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$856,131,228	$—	$856,131,228
Commercial paper	—	5,687,606,654	—	5,687,606,654
Time deposits	—	743,000,000	—	743,000,000
Repurchase agreements	—	1,535,000,000	—	1,535,000,000
Total	$—	$8,821,737,882	$—	$8,821,737,882

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $ 522,024,782, represented 5.9% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2021.

[5]	Collateral includes perpetual investments, maturity dates shown reflect the next call date for the perpetual investments.

See accompanying notes to financial statements.

45

ESG Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Certificates of deposit—3.5%
Banking-non-U.S.—2.7%
MUFG Bank Ltd. 0.190%, due 10/05/21	$2,500,000	$2,500,164
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.300%, due 06/16/21[1]	2,000,000	2,001,109
Skandinaviska Enskilda Banken AB 0.250%, due 05/13/21	2,000,000	2,000,123
0.250%, due 06/01/21	2,000,000	2,000,298
Sumitomo Mitsui Banking Corp. 0.180%, due 07/26/21	2,000,000	2,000,203
3 mo. USD LIBOR + 0.010%, 0.212%, due 07/01/21[1]	2,000,000	2,000,000
Svenska Handelsbanken
3 mo. USD LIBOR + 0.010%, 0.202%, due 05/17/21[1]	2,000,000	1,999,893
3 mo. USD LIBOR + 0.050%, 0.240%, due 05/28/21[1]	1,500,000	1,500,243

		16,002,033

Banking-U.S.—0.8%
Cooperatieve Centrale
3 mo. USD LIBOR + 0.010%, 0.200%, due 06/21/21[1]	3,000,000	3,000,000
0.250%, due 08/16/21	2,000,000	2,000,599

		5,000,599
Total certificates of deposit (cost—$21,000,000)		21,002,632

Commercial paper[2]—64.8%
Asset backed-miscellaneous—20.9%
Atlantic Asset Securitization LLC 0.040%, due 05/03/21	1,500,000	1,499,991
0.158%, due 07/22/21	6,000,000	5,997,814
0.161%, due 08/05/21	2,500,000	2,498,915
1 mo. USD LIBOR + 0.080%, 0.195%, due 05/18/21[1,3]	2,000,000	2,000,175
Barton Capital SA 0.081%, due 05/03/21	1,000,000	999,994
Chariot Funding LLC 0.106%, due 05/10/21	4,000,000	3,999,882
0.153%, due 07/09/21	2,000,000	1,999,405
Fairway Finance Co. LLC 0.095%, due 05/13/21	1,000,000	999,966
0.145%, due 06/03/21	1,500,000	1,499,795
0.170%, due 10/08/21	1,000,000	999,240
0.173%, due 11/05/21	3,000,000	2,997,275
0.183%, due 11/15/21	2,750,000	2,747,325
Gotham Funding Corp. 0.050%, due 05/07/21	4,000,000	3,999,961
Liberty Street Funding LLC 0.161%, due 08/04/21	5,000,000	4,997,853
LMA Americas LLC 0.074%, due 05/03/21	1,000,000	999,994
0.090%, due 05/11/21	1,750,000	1,749,952
0.107%, due 05/17/21	1,500,000	1,499,924
0.132%, due 06/08/21	2,000,000	1,999,714

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
0.155%, due 07/15/21	$5,000,000	$4,998,364
0.162%, due 08/09/21	2,000,000	1,999,091
0.167%, due 09/08/21	2,000,000	1,998,785
Manhattan Asset Funding Co. LLC 0.153%, due 07/08/21	5,500,000	5,498,387
Nieuw Amsterdam Receivables Corp. 0.100%, due 05/28/21	7,000,000	6,999,456
0.127%, due 07/27/21	3,000,000	2,998,907
0.137%, due 06/25/21	7,000,000	6,998,508
Old Line Funding LLC 0.142%, due 07/06/21	2,500,000	2,499,339
0.143%, due 07/09/21	2,000,000	1,999,444
0.156%, due 09/01/21	2,000,000	1,998,925
0.160%, due 10/15/21	2,000,000	1,998,507
0.162%, due 11/01/21	2,500,000	2,497,919
Thunder Bay Funding LLC 0.113%, due 06/09/21	5,000,000	4,999,372
0.135%, due 07/14/21	2,000,000	1,999,437
0.137%, due 07/19/21	1,000,000	999,696
0.155%, due 08/16/21	2,000,000	1,999,070
0.170%, due 10/04/21	2,000,000	1,998,517
0.172%, due 11/01/21	2,000,000	1,998,232
Versailles Commercial Paper LLC 0.063%, due 05/05/21	3,000,000	2,999,974
0.125%, due 06/03/21	2,250,000	2,249,734
0.152%, due 07/06/21	5,000,000	4,998,586
0.161%, due 08/02/21	5,000,000	4,997,898
1 mo. USD LIBOR + 0.110%, 0.221%, due 05/06/21[1,3]	2,000,000	2,000,000
Victory Receivables Corp. 0.054%, due 05/03/21	2,000,000	1,999,991
0.140%, due 07/21/21	5,500,000	5,498,246
0.140%, due 07/27/21	3,000,000	2,998,973

		127,710,533

Banking-non-U.S.—41.7%
ANZ New Zealand International Ltd. 0.127%, due 08/18/21	1,000,000	999,612
0.144%, due 11/29/21	2,000,000	1,998,296
0.154%, due 12/21/21	2,000,000	1,997,989
3 mo. USD LIBOR + 0.010%, 0.213%, due 05/10/21[1,3]	1,000,000	1,000,000
ASB Finance Ltd. 0.046%, due 05/12/21	2,000,000	1,999,969
0.093%, due 07/07/21	3,100,000	3,099,455
0.122%, due 09/01/21	2,000,000	1,999,160
0.148%, due 10/22/21	2,000,000	1,998,561
Banque et Caisse d Epargne de l Etat 0.108%, due 08/16/21	6,000,000	5,998,056
0.137%, due 10/01/21	2,000,000	1,998,828
BNZ International Funding Ltd. 0.105%, due 08/06/21	2,000,000	1,999,428
BPCE SA 0.144%, due 09/01/21	2,500,000	2,498,760
Canadian Imperial Bank of Commerce 0.108%, due 07/07/21	2,000,000	1,999,592
0.145%, due 09/13/21	2,000,000	1,998,904
0.222%, due 04/04/22	2,500,000	2,494,774

46

ESG Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
3 mo. USD LIBOR + 0.070%, 0.272%, due 05/04/21[1,3]	$1,000,000	$1,000,175
DBS Bank Ltd. 0.079%, due 05/19/21	1,000,000	999,958
0.157%, due 08/23/21	2,000,000	1,998,997
0.168%, due 10/01/21	2,500,000	2,498,203
Dexia Credit Local SA 0.060%, due 05/06/21	1,000,000	999,990
0.089%, due 06/08/21	2,000,000	1,999,807
Erste Abwicklungsanstalt 0.085%, due 06/04/21	5,000,000	4,999,587
Erste Finance LLC 0.150%, due 05/06/21	14,000,000	13,999,650
Federation des Caisses Desjardins du Quebec
0.060%, due 05/03/21	7,500,000	7,499,963
0.060%, due 05/04/21	7,000,000	6,999,953
0.090%, due 06/09/21	7,500,000	7,499,250
Kreditanstalt fuer Wiederaufbau 0.180%, due 01/26/22	2,000,000	1,997,290
Mitsubishi UFJ Trust & Banking Corp. 0.100%, due 05/25/21	2,250,000	2,249,844
0.121%, due 07/01/21	3,000,000	2,999,375
0.129%, due 07/12/21	1,500,000	1,499,608
0.147%, due 08/05/21	2,000,000	1,999,208
0.173%, due 09/01/21	2,500,000	2,498,510
Mizuho Bank Ltd. 0.103%, due 06/01/21	2,000,000	1,999,817
0.124%, due 05/21/21	2,750,000	2,749,801
National Australia Bank Ltd. 0.091%, due 06/02/21	5,000,000	4,999,583
National Bank of Canada 0.111%, due 07/02/21	2,500,000	2,499,514
0.112%, due 07/06/21	3,000,000	2,999,375
0.123%, due 08/02/21	2,000,000	1,999,358
0.128%, due 08/10/21	2,500,000	2,499,093
Nationwide Building Society 0.089%, due 05/10/21	11,500,000	11,499,716
0.124%, due 05/25/21	5,000,000	4,999,569
Natixis SA 0.084%, due 05/17/21	2,000,000	1,999,921
Nordea Bank Abp 0.106%, due 07/15/21	2,000,000	1,999,552
0.126%, due 08/17/21	2,250,000	2,249,142
0.129%, due 08/26/21	11,000,000	10,995,349
NRW Bank 0.059%, due 05/14/21	5,000,000	4,999,885
Oversea-Chinese Banking Corp. Ltd. 0.095%, due 06/14/21	6,000,000	5,999,288
0.173%, due 09/16/21	2,000,000	1,998,664
0.181%, due 10/01/21	2,000,000	1,998,451
0.194%, due 12/08/21	2,000,000	1,997,607
Royal Bank of Canada 0.083%, due 06/22/21	1,240,000	1,239,849
Skandinaviska Enskilda Banken AB 0.080%, due 05/19/21	4,500,000	4,499,810
0.080%, due 05/21/21	1,000,000	999,953
0.115%, due 07/06/21	2,500,000	2,499,465

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(concluded)
0.175%, due 12/10/21	$2,500,000	$2,497,278
0.178%, due 01/05/22	2,000,000	1,997,528
Societe Generale SA 0.060%, due 05/06/21	10,000,000	9,999,900
Sumitomo Mitsui Banking Corp. 0.092%, due 06/02/21	6,000,000	5,999,494
0.141%, due 08/09/21	5,500,000	5,497,824
Sumitomo Mitsui Trust Bank Ltd. 0.067%, due 05/17/21	2,000,000	1,999,937
0.067%, due 05/17/21	4,000,000	3,999,873
0.074%, due 05/21/21	4,000,000	3,999,827
0.085%, due 05/27/21	3,000,000	2,999,809
0.102%, due 06/17/21	2,000,000	1,999,728
0.119%, due 07/12/21	2,000,000	1,999,517
Svenska Handelsbanken 0.075%, due 05/19/21	1,000,000	999,960
0.125%, due 08/12/21	2,000,000	1,999,278
0.127%, due 08/19/21	2,000,000	1,999,217
0.139%, due 10/06/21	2,500,000	2,498,465
0.172%, due 11/19/21	1,800,000	1,798,295
0.177%, due 12/16/21	2,000,000	1,997,738
Toronto-Dominion Bank 0.083%, due 05/10/21	1,750,000	1,749,960
0.153%, due 10/07/21	3,000,000	2,997,960
3 mo. USD LIBOR + 0.030%, 0.220%, due 06/16/21[1,3]	2,000,000	2,000,000
United Overseas Bank Ltd. 0.079%, due 05/28/21	1,000,000	999,939
0.083%, due 06/02/21	3,000,000	2,999,772
0.105%, due 06/24/21	2,000,000	1,999,679
0.175%, due 09/27/21	1,000,000	999,271
Westpac Banking Corp. 0.194%, due 11/15/21	2,000,000	1,997,855
0.195%, due 11/18/21	2,000,000	1,997,812
Westpac Securities NZ Ltd. 0.136%, due 07/08/21	2,000,000	1,999,479
0.194%, due 11/15/21	2,000,000	1,997,855
3 mo. USD LIBOR + 0.010%, 0.205%, due 05/05/21[1,3]	1,000,000	1,000,002

		254,566,766

Banking-U.S.—2.2%
Bedford Row Funding Corp. 0.176%, due 01/03/22	1,500,000	1,498,182
3 mo. USD LIBOR + 0.010%, 0.215%, due 05/03/21[1,3]	2,000,000	2,000,000
3 mo. USD LIBOR + 0.050%, 0.237%, due 06/21/21[1,3]	1,000,000	1,000,077
Collateralized Commercial Paper FLEX Co. LLC 0.110%, due 05/18/21	1,000,000	999,945
0.132%, due 06/08/21	1,000,000	999,857
0.181%, due 10/13/21	2,000,000	1,998,331
Collateralized Commercial Paper V Co. LLC 0.175%, due 10/04/21	2,500,000	2,498,092

47

ESG Prime Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-U.S.—(concluded)
Cooperatieve Rabobank UA 0.169%, due 11/29/21	$2,500,000	$2,497,500

		13,491,984
Total commercial paper (cost—$395,749,303)		395,769,283

Time deposits—9.0%
Banking-non-U.S.—9.0%
Credit Agricole Corporate & Investment Bank 0.030%, due 05/03/21	15,000,000	15,000,000
Mizuho Bank Ltd. 0.050%, due 05/03/21	20,000,000	20,000,000
Natixis 0.020%, due 05/03/21	20,000,000	20,000,000
Total time deposits (cost—$55,000,000)		55,000,000

Repurchase agreements—22.6%
Repurchase agreement dated 04/01/21 with J.P. Morgan Securities LLC, OBFR + 0.33%, 0.380% due 06/04/21, collateralized by $783,811 various asset-backed convertible bonds, zero coupon to 8.00% due 09/15/21 to 12/01/50; (value—$1,135,198); proceeds: $1,000,306[4,5]	1,000,000	1,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.010% due 05/03/21, collateralized by $138,871,800 U.S. Treasury Note, 0.500% due 03/15/23; (value—$139,740,088); proceeds: $137,000,114	$137,000,000	$137,000,000
Total repurchase agreements (cost—$138,000,000)		138,000,000
Total investments (cost—$609,749,303 which approximates cost for federal income tax purposes)—99.9%		609,771,915

Other assets in excess of liabilities—0.1%		736,175
Net assets—100.0%		$610,508,090

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$21,002,632	$—	$21,002,632
Commercial paper	—	395,769,283	—	395,769,283
Time deposits	—	55,000,000	—	55,000,000
Repurchase agreements	—	138,000,000	—	138,000,000
Total	$—	$609,771,915	$—	$609,771,915

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $12,000,429, represented 2.0% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2021.

[5]	Collateral includes perpetual investments, maturity dates shown reflect the next call date for the perpetual investments.

See accompanying notes to financial statements.

48

Government Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
U.S. government agency obligations—34.1%
Federal Farm Credit Bank
SOFR + 0.035%, 0.045%, due 05/01/21[1]	$27,000,000	$27,000,000
SOFR + 0.050%, 0.060%, due 05/01/21[1]	23,000,000	23,000,000
0.060%, due 02/10/22	45,000,000	44,996,392
SOFR + 0.055%, 0.065%, due 05/01/21[1]	5,500,000	5,500,000
SOFR + 0.060%, 0.070%, due 05/01/21[1]	2,000,000	2,000,000
0.100%, due 10/08/21	67,500,000	67,492,207
SOFR + 0.110%, 0.120%, due 05/01/21[1]	78,000,000	78,000,000
0.120%, due 05/20/21[2]	125,000,000	124,992,917
0.130%, due 05/06/21[2]	25,000,000	24,999,729
0.150%, due 05/26/21	55,000,000	54,999,758
SOFR + 0.160%, 0.170%, due 05/01/21[1]	35,000,000	35,000,000
Federal Home Loan Bank 0.009%, due 05/12/21[2]	150,000,000	149,999,662
0.010%, due 05/28/21[2]	77,000,000	76,999,465
0.018%, due 07/09/21[2]	172,000,000	171,994,238
0.018%, due 07/16/21[2]	79,000,000	78,997,077
SOFR + 0.010%, 0.020%, due 05/03/21[1]	231,000,000	231,000,000
0.020%, due 07/28/21[2]	60,000,000	59,997,133
SOFR + 0.015%, 0.025%, due 05/03/21[1]	186,000,000	186,000,000
0.025%, due 08/19/21	78,000,000	77,999,317
0.025%, due 08/25/21[2]	28,600,000	28,597,736
0.034%, due 05/21/21[2]	89,000,000	88,998,487
0.039%, due 05/12/21[2]	45,000,000	44,999,561
0.040%, due 05/17/21[2]	90,000,000	89,998,600
0.050%, due 06/28/21	66,000,000	66,000,257
0.059%, due 05/05/21[2]	45,000,000	44,999,853
SOFR + 0.050%, 0.060%, due 05/03/21[1]	100,000,000	100,000,000
SOFR + 0.055%, 0.065%, due 05/03/21[1]	100,000,000	100,000,000
SOFR + 0.060%, 0.070%, due 05/03/21[1]	25,000,000	25,000,000
0.090%, due 06/18/21[2]	13,000,000	12,998,505
SOFR + 0.090%, 0.100%, due 05/03/21[1]	46,000,000	46,000,000
0.104%, due 05/14/21[2]	53,500,000	53,498,300
SOFR + 0.150%, 0.160%, due 05/03/21[1]	116,000,000	116,000,000
0.185%, due 06/24/21[2]	52,000,000	51,986,104
Federal Home Loan Mortgage Corp.
SOFR + 0.095%, 0.105%, due 05/01/21[1]	67,000,000	67,000,000
SOFR + 0.100%, 0.110%, due 05/01/21[1]	181,000,000	181,000,000
SOFR + 0.190%, 0.200%, due 05/01/21[1]	115,000,000	115,000,000

	Face amount	Value
U.S. government agency obligations—(concluded)
Federal National Mortgage Association
SOFR + 0.130%, 0.140%, due 05/01/21[1]	$90,000,000	$90,000,482
SOFR + 0.180%, 0.190%, due 05/01/21[1]	115,000,000	115,000,000
2.750%, due 06/22/21	51,775,000	51,958,639
Total U.S. government agency obligations (cost—$3,010,004,419)		3,010,004,419

U.S. Treasury obligations—43.9%
U.S. Cash Management Bill 0.021%, due 08/31/21[2]	77,000,000	76,994,655
0.022%, due 08/10/21[2]	75,000,000	74,995,566
0.025%, due 08/17/21[2]	57,000,000	56,995,804
0.030%, due 08/03/21[2]	65,000,000	64,995,017
0.034%, due 06/29/21[2]	85,000,000	84,994,055
0.053%, due 07/13/21[2]	155,000,000	154,984,025
0.056%, due 07/20/21[2]	74,000,000	73,991,182
0.069%, due 06/22/21[2]	150,000,000	149,986,806
0.081%, due 07/06/21[2]	97,000,000	96,986,204
U.S. Treasury Bills 0.025%, due 07/22/21[2]	64,000,000	63,996,445
0.033%, due 06/10/21[2]	157,000,000	156,995,317
0.036%, due 10/28/21[2]	89,000,000	88,984,598
0.041%, due 10/14/21[2]	62,000,000	61,988,702
0.041%, due 10/21/21[2]	97,000,000	96,981,570
0.044%, due 06/01/21[2]	86,000,000	85,997,021
0.050%, due 05/27/21[2]	216,000,000	215,993,997
0.061%, due 06/03/21[2]	80,000,000	79,995,867
0.062%, due 05/11/21[2]	136,000,000	135,998,224
0.066%, due 06/08/21[2]	125,000,000	124,991,750
0.069%, due 07/29/21[2]	207,000,000	206,965,110
0.072%, due 06/17/21[2]	170,000,000	169,985,482
0.079%, due 05/18/21[2]	150,000,000	149,996,308
0.081%, due 05/20/21[2]	174,000,000	173,994,078
0.087%, due 05/13/21[2]	244,000,000	243,994,665
0.089%, due 06/15/21[2]	73,000,000	72,992,327
0.089%, due 07/08/21[2]	76,000,000	75,987,739
0.090%, due 05/04/21[2]	70,000,000	69,999,830
0.091%, due 05/25/21[2]	87,000,000	86,995,215
0.092%, due 05/06/21[2]	244,000,000	243,998,233
0.097%, due 07/15/21[2]	62,000,000	61,997,485
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.114%, 0.134%, due 05/01/21[1]	70,000,000	70,007,723
3 mo.Treasury money market yield + 0.220%, 0.240%, due 05/01/21[1]	143,000,000	142,984,892
3 mo.Treasury money market yield + 0.300%, 0.320%, due 05/01/21[1]	97,000,000	97,029,059
1.875%, due 01/31/22	38,000,000	38,516,903
1.875%, due 02/28/22	19,000,000	19,286,221
Total U.S. Treasury obligations (cost—$3,871,578,075)		3,871,578,075

49

Government Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Repurchase agreements—22.9%
Repurchase agreement dated 04/01/21 with J.P. Morgan Securities LLC, OBFR + 0.22%, 0.270% due 07/29/21, collateralized by $429,390,899 Federal National Mortgage Association obligations, 3.000% to 4.500% due 02/25/35 to 11/25/50 and $91,399,130 Government National Mortgage Association obligations, 4.634% to 5.984% due 05/20/37 to 12/20/48; (value—$103,000,000); proceeds: $100,021,750[3]	$100,000,000	$100,000,000
Repurchase agreement dated 04/20/21 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/21, collateralized by $45,381,312 Federal Home Loan Mortgage Corp. obligations, 2.500% to 5.500% due 12/01/26 to 05/01/51 and $302,703,628 Federal National Mortgage Association obligations, 2.000% to 5.000% due 03/01/28 to 05/01/51; (value—$306,000,000); proceeds: $300,001,667[3]	300,000,000	300,000,000
Repurchase agreement dated 04/30/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.010% due 05/03/21, collateralized by $214,040,981 Federal National Mortgage Association obligations, 2.000% to 3.000% due 06/01/50 to 04/01/51 (value—$204,000,000); proceeds: $200,000,167	200,000,000	200,000,000
Repurchase agreement dated 04/30/21 with Toronto-Dominion Bank, 0.010% due 05/03/21, collateralized by $2,503,419 Federal Home Loan Mortgage Corp. obligation, 2.000% due 02/25/51, $260,977,854 Federal National Mortgage Association obligations, 1.500% to 9.000% due 10/01/21 to 02/25/51 and $26,110,898 Government National Mortgage Association obligations, 2.500% to 3.000% due 05/20/45 to 03/20/51; (value—$102,000,000); proceeds: $100,000,083	100,000,000	100,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/27/21 with MUFG Securities Americas Inc., OBFR – 0.01%, 0.040% due 06/04/21, collateralized by $177,593,402 Federal Home Loan Mortgage Corp. obligations, 1.250% to 4.500% due 08/25/31 to 03/25/51 and $98,768,506 Federal National Mortgage Association obligations, 3.000% to 4.000% due 07/01/32 to 12/01/50 and $24,417,388 Government National Mortgage Association obligations, 1.000% to 4.000% due 05/20/39 to 02/20/51; (value—$204,000,000); proceeds: $200,001,667[3]	$200,000,000	$200,000,000
Repurchase agreement dated 04/30/21 with Fixed Income Clearing Corp., 0.005% due 05/03/21, collateralized by $915,871,900 U.S. Treasury Notes, 0.125% to 2.000% due 06/15/22 to 07/31/22; (value—$937,380,082); proceeds: $919,000,383	919,000,000	919,000,000
Repurchase agreement dated 04/30/21 with J.P. Morgan Securities LLC, 0.010% due 05/03/21, collateralized by $201,499,136 Federal National Mortgage Association obligation, 2.000% due 05/01/51; (value—$204,000,166); proceeds: $200,000,167	200,000,000	200,000,000
Total repurchase agreements (cost—$2,019,000,000)		2,019,000,000
Total investments (cost—$8,900,582,494 which approximates cost for federal income tax purposes)—100.9%		8,900,582,494

Liabilities in excess of other assets—(0.9)%		(77,889,638)
Net assets—100.0%		$8,822,692,856

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$3,010,004,419	$—	$3,010,004,419
U.S. Treasury obligations	—	3,871,578,075	—	3,871,578,075
Repurchase agreements	—	2,019,000,000	—	2,019,000,000
Total	$—	$8,900,582,494	$—	$8,900,582,494

50

Government Master Fund

Portfolio of investments—April 30, 2021

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2021.

See accompanying notes to financial statements.

51

Treasury Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
U.S. Treasury obligations—73.2%
U.S. Cash Management Bill 0.030%, due 08/03/21[1]	$250,000,000	$249,980,833
0.023%, due 08/10/21[1]	320,000,000	319,979,760
0.025%, due 08/17/21[1]	226,655,000	226,638,316
0.0292%, due 07/27/21[1]	306,000,000	305,979,192
0.025%, due 08/24/21[1]	266,000,000	265,979,126
0.040%, due 07/20/21[1]	764,000,000	763,941,313
0.021%, due 08/31/21[1]	281,000,000	280,980,494
0.046%, due 07/13/21[1]	931,000,000	930,919,869
0.091%, due 06/29/21[1]	474,325,000	474,274,227
0.067%, due 07/06/21[1]	507,000,000	506,942,560
0.069%, due 06/22/21[1]	404,000,000	403,964,778
U.S. Treasury Bills 0.089%, due 06/15/21[1]	181,000,000	180,980,975
0.012%, due 08/12/21[1]	250,000,000	249,964,229
0.014%, due 06/24/21[1]	307,510,000	307,504,421
0.053%, due 09/16/21[1]	255,000,000	254,949,424
0.020%, due 07/01/21[1]	322,000,000	321,989,445
0.039%, due 09/23/21[1]	300,000,000	299,954,121
0.058%, due 09/09/21[1]	249,000,000	248,949,141
0.041%, due 09/30/21[1]	522,000,000	521,913,001
0.034%, due 10/07/21[1]	262,000,000	261,961,723
0.041%, due 10/14/21[1]	252,000,000	251,954,080
0.041%, due 10/21/21[1]	379,275,000	379,202,938
0.036%, due 10/28/21[1]	354,105,000	354,043,722
0.034%, due 06/10/21[1]	747,070,000	747,046,909
0.050%, due 05/27/21[1]	656,000,000	655,983,523
0.052%, due 06/03/21[1]	507,000,000	506,978,782
0.056%, due 06/08/21[1]	504,000,000	503,977,559
0.062%, due 05/11/21[1]	376,000,000	375,995,103
0.063%, due 05/18/21[1]	1,060,485,000	1,060,473,347
0.064%, due 06/01/21[1]	754,100,000	754,069,693
0.066%, due 07/08/21[1]	485,000,000	484,960,253
0.071%, due 07/29/21[1]	601,895,000	601,800,442
0.071%, due 07/22/21[1]	488,000,000	487,936,774
0.072%, due 05/25/21[1]	521,000,000	520,984,803
0.072%, due 06/17/21[1]	429,000,000	428,963,956
0.077%, due 05/20/21[1]	1,001,000,000	1,000,973,131
0.083%, due 05/04/21[1]	730,000,000	729,998,887
0.084%, due 05/06/21[1]	841,000,000	840,995,413
0.087%, due 05/13/21[1]	625,000,000	624,986,737
0.097%, due 07/15/21[1]	736,000,000	735,882,708
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.034%, 0.054%, due 05/04/21 [2]	250,000,000	250,005,047
3 mo.Treasury money market yield + 0.049%, 0.069%, due 05/01/21 [2]	852,950,000	853,078,669
3 mo.Treasury money market yield + 0.055%, 0.075%, due 05/01/21 [2]	250,000,000	249,996,846
3 mo.Treasury money market yield + 0.114%, 0.134%, due 05/01/21 [2]	1,030,000,000	1,030,220,082

	Face amount	Value
U.S. Treasury obligations—(concluded)
3 mo.Treasury money market yield + 0.154%, 0.174%, due 05/01/21[2]	$250,000,000	$249,936,391
3 mo.Treasury money market yield + 0.220%, 0.240%, due 05/01/21[2]	605,000,000	605,068,510
3 mo.Treasury money market yield + 0.300%, 0.320%, due 05/01/21[2]	486,784,000	486,894,274
1.750%, due 07/31/21	245,000,000	245,999,066
1.875%, due 01/31/22	142,000,000	143,931,585
1.875%, due 02/28/22	71,000,000	72,069,561
2.000%, due 11/15/21	200,000,000	202,036,035
2.625%, due 07/15/21	100,000,000	100,501,184
Total U.S. Treasury obligations (cost—$23,914,692,958)		23,914,692,958

Repurchase agreements—27.6%
Repurchase agreement dated 04/30/21 with Barclays Capital, Inc., 0.010% due 05/03/21, collateralized by $466,757,300 U.S. Treasury Bonds, 3.000% to 4.250% due 11/15/40 to 11/15/45, $866,317,800 U.S. Treasury Inflation Index Notes, 0.125% due 01/15/22 to 04/15/26 and $2,438,404,400 U.S. Treasury Notes, 0.125% to 2.875% due 06/15/21 to 05/15/29; (value—$4,080,000,093); proceeds: $4,000,003,333	4,000,000,000	4,000,000,000
Repurchase agreement dated 04/30/21 with BNP Paribas SA, 0.005% due 05/03/21, collateralized by $73,497,700 U.S. Treasury Inflation Index Bond, 1.000% due 02/15/48, $141,800, U.S. Treasury Inflation Index Note, 0.125% due 01/15/23 and $2,171,500 U.S. Treasury Notes, 0.069% to 2.000% due 09/30/21 to 01/31/23; (value—$102,000,088); proceeds: $100,000,042	100,000,000	100,000,000
Repurchase agreement dated 04/30/21 with Federal Reserve Bank of New York, 0.000% due 05/03/21, collateralized by $481,972,300 U.S. Treasury Notes, 1.500% to 2.500% due 08/15/23 to 02/15/30; (value—$500,000,014); proceeds: $500,000,000	500,000,000	500,000,000
Repurchase agreement dated 04/30/21 with Fixed Income Clearing Corp., 0.005% due 05/03/21, collateralized by $100,000,000 U.S Treasury Bill, Zero Coupon due 03/24/22, $1,012,141,500 U.S. Treasury Inflation Index Notes, 0.125% due 01/15/22 to 04/15/22 and $926,295,300 U.S. Treasury Notes, 1.125% to 2.500% due 02/15/22 to 06/15/22; (value—$2,198,100,100); proceeds: $2,155,000,898	2,155,000,000	2,155,000,000

52

Treasury Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/27/21 with Goldman Sachs & Co., 0.010% due 05/04/21, collateralized by $4,000 U.S. Treasury Bill, zero coupon due 05/20/21 and $205,025,600 U.S. Treasury Notes, 1.250% to 2.000% due 12/31/21 to 04/30/28; (value—$204,000,001); proceeds: $200,000,389	$200,000,000	$200,000,000
Repurchase agreement dated 04/30/21 with JP Morgan Securities LLC, 0.005% due 05/03/21, collateralized by $586,566,400 U.S. Treasury Bill, Zero Coupon due 04/21/22 and $126,485,400 U.S. Treasury Note, 2.000% due 05/31/21; (value—$714,000,117); proceeds: $700,000,292	700,000,000	700,000,000
Repurchase agreement dated 04/29/21 with JP Morgan Securities LLC, 0.005% due 05/06/21, collateralized by $20,974,000 U.S. Treasury Bill, Zero Coupon due 07/27/21, $23,561,830 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/25 and $402,594,300 U.S. Treasury Notes, 1.750% to 2.625% due 01/15/22 to 12/31/23; (value—$459,000,032); proceeds: $450,000,438	450,000,000	450,000,000
Repurchase agreement dated 04/30/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.010% due 05/03/21, collateralized by $21,993,900 U.S. Treasury Note, 1.250% due 03/31/28; (value—$21,930,043); proceeds: $21,500,018	21,500,000	21,500,000
Repurchase agreement dated 04/30/21 with Mizuho Securities USA LLC, 0.005% due 05/03/21, collateralized by $100,669,800 U.S. Treasury Notes, 0.625% to 2.250% due 01/31/22 to 11/30/27; (value—$102,000,052); proceeds: $100,000,042	100,000,000	100,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/21 with MUFG Securities Americas Inc., 0.005% due 05/03/21, collateralized by $9,257,300 U.S. Treasury Bonds Principal STRIPs, zero coupon due 08/15/22, $38,665,000 U.S. Treasury Inflation Index Notes, 0.125% due 01/15/23 to 07/15/30 and $237,336,800 U.S. Treasury Notes, 1.625% to 3.125% due to 05/15/21 to 05/15/28; (value—$306,000,084); proceeds: $300,000,125	$300,000,000	$300,000,000
Repurchase agreement dated 04/30/21 with MUFG Securities Americas Inc., 0.005% due 05/03/21, collateralized by $146,181,200 U.S. Treasury Bonds, 1.875% to 6.375% due 08/15/27 to 02/15/51, $73,727,300 U.S. Treasury Inflation Index Bonds, 0.125% to 3.375% due 04/15/32 to 02/15/51, $36,932,400 U.S. Treasury Inflation Index Notes, 0.125% to 0.750% due 04/15/23 to 07/15/28 and $176,263,900 U.S. Treasury Notes, 0.125% to 3.125% due 05/15/21 to 08/15/30; (value—$510,000,046); proceeds: $500,000,208	500,000,000	500,000,000
Total repurchase agreements (cost—$9,026,500,000)		9,026,500,000
Total investments (cost—$32,941,192,958 which approximates cost for federal income tax purposes)—100.8%		32,941,192,958

Liabilities in excess of other assets—(0.8)%		(266,001,995)
Net assets—100.0%		$32,675,190,963

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$23,914,692,958	$—	$23,914,692,958
Repurchase agreements	—	9,026,500,000	—	9,026,500,000
Total	$—	$32,941,192,958	$—	$32,941,192,958

53

Treasury Master Fund

Portfolio of investments—April 30, 2021

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

54

Prime CNAV Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Certificates of deposit—9.3%
Banking-non-U.S.—7.6%
KBC Bank N.V. 0.060%, due 05/04/21	$20,000,000	$20,000,000
Mizuho Bank Ltd. 0.230%, due 05/04/21	50,000,000	50,000,000
MUFG Bank Ltd. 0.190%, due 10/05/21	20,000,000	20,000,000
Oversea-Chinese Banking Corp. Ltd. 0.290%, due 06/21/21	22,000,000	22,000,000
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.300%, due 06/16/21[1]	31,000,000	31,000,000
Skandinaviska Enskilda Banken AB 0.250%, due 05/13/21	32,000,000	32,000,000
0.250%, due 06/01/21	31,000,000	31,000,000
Sumitomo Mitsui Banking Corp. 0.180%, due 07/26/21	23,000,000	23,000,000
0.180%, due 10/20/21	13,000,000	13,000,000
3 mo. USD LIBOR + 0.010%, 0.212%, due 07/01/21[1]	10,000,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd. 0.260%, due 05/11/21	32,000,000	32,000,000
Svenska Handelsbanken
3 mo. USD LIBOR + 0.050%, 0.240%, due 05/28/21[1]	20,000,000	20,000,000
Toronto-Dominion Bank
3 mo. USD LIBOR + 0.100%, 0.282%, due 05/20/21[1]	35,000,000	35,000,000

		339,000,000

Banking-U.S.—1.7%
Cooperatieve Centrale
3 mo. USD LIBOR + 0.010%, 0.200%, due 06/21/21[1]	20,000,000	20,000,000
0.250%, due 08/16/21	32,000,000	32,000,000
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.050%, 0.243%, due 05/06/21[1]	25,000,000	25,000,000

		77,000,000

Total certificates of deposit (cost—$416,000,000)		416,000,000

Commercial paper[2]—69.7%
Asset backed-miscellaneous—17.9%
Albion Capital Corp. 0.160%, due 07/20/21	53,750,000	53,731,367
Atlantic Asset Securitization LLC 0.170%, due 10/06/21	20,000,000	19,984,833
1 mo. USD LIBOR + 0.080%, 0.195%, due 05/18/21 [1,3]	18,000,000	18,000,000
Chariot Funding LLC 0.153%, due 07/09/21	26,000,000	25,989,354
0.163%, due 08/18/21	26,000,000	25,988,022
Fairway Finance Co. LLC 0.095%, due 05/13/21	16,000,000	15,999,022
0.145%, due 06/03/21	30,000,000	29,993,542
0.168%, due 09/13/21	20,000,000	19,988,178

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
0.170%, due 10/08/21	$10,000,000	$9,992,100
0.173%, due 11/05/21	23,000,000	22,978,610
Liberty Street Funding LLC 0.010%, due 05/03/21	60,000,000	60,000,000
0.161%, due 08/05/21	15,000,000	14,994,125
LMA Americas LLC 0.090%, due 05/11/21	23,000,000	22,999,029
0.090%, due 05/11/21	50,000,000	49,997,778
0.167%, due 09/08/21	10,000,000	9,993,244
0.170%, due 10/07/21	18,000,000	17,985,870
0.170%, due 10/08/21	8,200,000	8,193,162
0.170%, due 10/18/21	15,000,000	14,987,050
Nieuw Amsterdam Receivables Corp. 0.041%, due 05/04/21	30,000,000	29,999,967
Old Line Funding LLC 0.143%, due 07/09/21	20,000,000	19,989,206
0.157%, due 09/10/21	20,000,000	19,986,278
0.158%, due 09/15/21	30,000,000	29,978,625
0.160%, due 10/15/21	16,000,000	15,982,400
0.162%, due 11/01/21	15,500,000	15,484,328
Starbird Funding Corp. 0.153%, due 07/09/21	15,000,000	14,995,812
Thunder Bay Funding LLC 0.137%, due 07/19/21	22,000,000	21,992,471
0.155%, due 08/16/21	35,000,000	34,981,625
0.170%, due 10/04/21	20,000,000	19,983,744
0.172%, due 11/01/21	20,000,000	19,979,778
Versailles Commercial Paper LLC 0.161%, due 08/02/21	45,000,000	44,982,937
1 mo. USD LIBOR + 0.090%, 0.205%, due 05/04/21[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.110%, 0.221%, due 05/06/21[1,3]	20,000,000	20,000,000
Victory Receivables Corp. 0.054%, due 05/03/21	26,000,000	26,000,000

		796,132,457

Banking-non-U.S.—48.9%
ANZ New Zealand International Ltd. 0.127%, due 08/18/21	20,000,000	19,984,544
0.144%, due 11/29/21	17,000,000	16,981,158
0.154%, due 12/21/21	17,000,000	16,978,089
3 mo. USD LIBOR + 0.010%, 0.213%, due 05/10/21[1,3]	10,000,000	10,000,000
ASB Finance Ltd. 0.046%, due 05/12/21	32,000,000	31,998,080
0.051%, due 05/17/21	16,275,000	16,273,544
0.072%, due 06/11/21	32,000,000	31,991,333
0.093%, due 07/07/21	30,000,000	29,986,458
0.122%, due 09/01/21	24,000,000	23,984,270
Bank of Nova Scotia 0.203%, due 04/07/22	11,000,000	10,976,176
BNZ International Funding Ltd. 0.105%, due 08/06/21	21,000,000	20,987,808
BPCE SA 0.176%, due 10/06/21	20,000,000	19,984,400

55

Prime CNAV Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
Caisse des Depots et Consignations 0.180%, due 01/26/22	$20,000,000	$19,971,711
Canadian Imperial Bank of Commerce 0.108%, due 07/07/21	20,000,000	19,992,778
0.222%, due 04/04/22	16,000,000	15,965,653
3 mo. USD LIBOR + 0.050%, 0.243%, due 05/06/21[1,3]	38,000,000	38,000,000
3 mo. USD LIBOR + 0.070%, 0.272%, due 05/04/21[1,3]	38,000,000	38,000,000
Credit Industriel et Commercial 0.067%, due 05/24/21	2,000,000	1,999,720
DBS Bank Ltd. 0.157%, due 08/23/21	23,000,000	22,987,836
0.168%, due 10/01/21	18,000,000	17,986,410
Dexia Credit Local SA 0.060%, due 05/06/21	27,000,000	26,999,527
0.089%, due 06/08/21	30,000,000	29,992,500
0.150%, due 08/03/21	15,000,000	14,995,017
Erste Finance LLC 0.150%, due 05/04/21	120,000,000	119,999,767
0.150%, due 05/06/21	70,000,000	69,999,592
Federation des Caisses Desjardins du Quebec 0.060%, due 05/03/21	112,500,000	112,500,000
0.060%, due 05/04/21	76,000,000	75,999,894
Mitsubishi UFJ Trust & Banking Corp. 0.121%, due 07/01/21	22,000,000	21,993,871
0.135%, due 07/22/21	40,000,000	39,984,889
0.173%, due 09/01/21	20,000,000	19,987,900
MITSUBISHI UFJ, 0.155%, due 08/13/21	30,000,000	29,986,400
Mizuho Bank Ltd. 0.103%, due 06/01/21	49,000,000	48,992,500
0.113%, due 05/25/21	29,000,000	28,996,633
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.000%, 0.198%, due 05/14/21[1,3]	33,000,000	33,000,000
National Bank of Canada 0.112%, due 07/06/21	10,000,000	9,997,511
0.112%, due 07/06/21	34,000,000	33,986,702
0.132%, due 08/16/21	22,000,000	21,989,092
0.143%, due 09/01/21	20,000,000	19,988,572
Natixis SA 0.084%, due 05/17/21	31,000,000	30,996,865
0.181%, due 10/14/21	20,000,000	19,981,778
NRW Bank 0.050%, due 05/04/21	80,000,000	79,999,911
0.050%, due 05/05/21	50,000,000	49,999,903
0.083%, due 06/04/21	43,000,000	42,996,178
Oversea-Chinese Banking Corp. Ltd. 0.149%, due 08/17/21	31,000,000	30,975,355
0.181%, due 10/01/21	22,000,000	21,983,390
0.194%, due 12/08/21	19,100,000	19,076,762
Skandinaviska Enskilda Banken AB 0.137%, due 08/19/21	19,000,000	18,989,170
0.163%, due 10/05/21	19,000,000	18,985,275
0.175%, due 12/10/21	22,500,000	22,472,375

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Societe Generale SA 0.060%, due 05/03/21	$15,000,000	$15,000,000
0.060%, due 05/06/21	158,000,000	157,999,737
Sumitomo Mitsui Banking Corp. 0.141%, due 08/09/21	40,000,000	39,982,578
0.143%, due 08/11/21	46,820,000	46,798,541
Sumitomo Mitsui Trust Bank Ltd. 0.081%, due 05/25/21	12,000,000	11,998,607
0.085%, due 05/27/21	24,000,000	23,996,960
0.109%, due 06/28/21	30,000,000	29,991,133
0.155%, due 08/23/21	22,000,000	21,986,996
Svenska Handelsbanken 0.125%, due 08/12/21	32,000,000	31,977,555
0.128%, due 08/23/21	22,000,000	21,989,049
0.139%, due 10/06/21	20,000,000	19,984,400
0.164%, due 11/09/21	20,000,000	19,981,000
Toronto-Dominion Bank 0.080%, due 05/04/21	75,000,000	74,999,875
3 mo. USD LIBOR + 0.030%, 0.220%, due 06/16/21[1,3]	20,000,000	20,000,000
United Overseas Bank Ltd. 0.175%, due 09/27/21	31,000,000	30,964,557
Westpac Banking Corp.
3 mo. USD LIBOR + 0.020%, 0.210%, due 11/24/21[1,3]	20,000,000	20,000,000
Westpac Securities NZ Ltd. 0.136%, due 07/08/21	20,000,000	19,992,667
3 mo. USD LIBOR + 0.010%, 0.205%, due 05/05/21[1,3]	27,000,000	27,000,000

		2,175,520,952

Banking-U.S.—2.9%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.010%, 0.215%, due 05/03/21[1,3]	18,000,000	18,000,000
Collateralized Commercial Paper FLEX Co. LLC 0.110%, due 05/18/21	29,000,000	28,996,617
0.132%, due 06/08/21	4,000,000	3,998,920
0.153%, due 07/09/21	15,000,000	14,993,021
0.181%, due 10/13/21	23,000,000	22,979,172
0.185%, due 10/19/21	30,000,000	29,973,242
Cooperatieve Rabobank UA 0.169%, due 11/29/21	12,550,000	12,537,554

		131,478,526
Total commercial paper (cost—$3,103,131,935)		3,103,131,935

Time deposits—6.7%
Banking-non-U.S.—6.7%
ABN AMRO Bank N.V. 0.050%, due 05/03/21	165,000,000	165,000,000
Credit Agricole Corporate & Investment Bank 0.030%, due 05/03/21	81,000,000	81,000,000
Mizuho Bank Ltd. 0.050%, due 05/03/21	50,000,000	50,000,000
Total time deposits (cost—$296,000,000)		296,000,000

56

Prime CNAV Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Repurchase agreements—14.6%

Repurchase agreement dated 04/30/21 with BNP Paribas SA, 0.005% due 05/03/21, collateralized by $8,000 Federal Farm Credit Bank obligations, 2.830% to 2.990% due 07/18/34 to 12/19/36, $315,000 Federal Home Loan Bank obligations, 4.100% to 5.250% due 12/09/22 to 10/24/33, $2,342,500 Federal Home Loan Mortgage Corp. obligations, zero Coupon to 2.150% due 12/11/25 to 07/13/40, $20,853,000 Federal National Mortgage Association obligations, zero Coupon to 2.625% due 01/11/22 to 01/15/33, $100 U.S. Treasury Bill, Zero Coupon due 05/20/21, $7,116,500 U.S. Treasury Bonds, 3.875% to 8.125% due 05/15/21 to 08/15/40, $12,380,100 U.S. Treasury Bonds Principal STRIPs, zero coupon due 11/15/39 to 02/15/48, $33,568,807 U.S. Treasury Bonds STRIPs, zero coupon due 08/15/25 to 05/15/49, $36,038,700 U.S. Treasury Notes, 0.054% to 2.750% due 08/15/21 to 11/15/26 and $661,000 various asset, 1.875% to 2.750% due 07/23/21 to 10/07/22; (value—$102,006,548); proceeds: $100,000,042

	$100,000,000	$100,000,000
Repurchase agreement dated 04/30/21 with BNP Paribas SA, 0.180% due 05/03/21, collateralized by $17,106,644 various asset-backed convertible bonds, 0.646% to 7.926% due 04/16/26 to 06/15/40; (value—$16,200,001); proceeds: $15,000,225	15,000,000	15,000,000
Repurchase agreement dated 04/30/21 with Goldman Sachs & Co., 0.010% due 05/03/21, collateralized by $28,007,535 U.S. Treasury Bonds STRIPs, zero coupon due 08/15/31 to 05/15/41, $81,432,200 U.S. Treasury Inflation Index Note, 0.375% due 07/15/23 and $65,620,000 U.S. Treasury Notes, 0.125% to 1.250% due 11/30/22 to 04/30/28; (value—$181,968,000); proceeds: $178,400,149	178,400,000	178,400,000
Repurchase agreement dated 04/20/21 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/21, collateralized by $75,358,896 Federal Home Loan Mortgage Corp. obligations, 1.500% to 2.000% due 04/01/36 to 05/01/46, $100,447,292 Federal National Mortgage Association obligations, 2.000% to 3.000% due 08/01/47 to 05/01/51 and $24,700,160 Government National Mortgage Association obligations, 3.000% due 08/20/43; (value—$204,000,000); proceeds: $200,001,111[4]	200,000,000	200,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/27/21 with J.P. Morgan Securities LLC, 0.250% due 05/04/21, collateralized by $25,949,000 various asset-backed convertible bonds, zero coupon to 2.000% due to 08/15/23 to 06/15/26; (value—$33,000,395); proceeds: $30,001,458	$30,000,000	$30,000,000
Repurchase agreement dated 04/01/21 with J.P. Morgan Securities LLC, OBFR + 0.33%, 0.380% due 06/04/21, collateralized by $33,536,000 various asset-backed convertible bonds, zero coupon to 5.000% due to 03/15/24 to 11/01/26; (value—$38,500,246); proceeds: $35,010,714[4]	35,000,000	35,000,000
Repurchase agreement dated 04/01/21 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.700% due 08/03/21, collateralized by 20,681 shares of various equity securities; (value—$26,750,823); proceeds: $25,014,097	25,000,000	25,000,000
Repurchase agreement dated 04/01/21 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.700% due 08/03/21, collateralized by 6,440,000 convertible bond zero coupon due 12/15/25 and $259,872 shares of various equity securities; (value—$69,550,639); proceeds: $65,036,653[4]	65,000,000	65,000,000
Total repurchase agreements (cost—$648,400,000)		648,400,000
Total investments (cost—$4,463,531,935 which approximates cost for federal income tax purposes)—100.3%		4,463,531,935

Liabilities in excess of other assets—(0.3)%		(14,124,514)
Net assets—100.0%		$4,449,407,421

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

57

Prime CNAV Master Fund

Portfolio of investments—April 30, 2021

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$416,000,000	$—	$416,000,000
Commercial paper	—	3,103,131,935	—	3,103,131,935
Time deposits	—	296,000,000	—	296,000,000
Repurchase agreements	—	648,400,000	—	648,400,000
Total	$—	$4,463,531,935	$—	$4,463,531,935

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $262,000,000, represented 5.9% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2021.

See accompanying notes to financial statements.

58

Tax-Free Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Municipal bonds—90.1%
Alaska—2.5%
Alaska International Airports, Refunding, Revenue Bonds, Series A, 0.070%, VRD	$7,345,000	$7,345,000
City of Valdez, (Exxon Pipeline Co. Project), Refunding, Revenue Bonds, Series A, 0.030%, VRD	800,000	800,000
Series B, 0.030%, VRD	10,335,000	10,335,000
Series C, 0.030%, VRD	2,100,000	2,100,000

		20,580,000

Arizona—0.2%
Arizona Industrial Development Authority, (Phoenix Children’s), Refunding, Revenue Bonds, Series A, 0.020%, VRD	1,200,000	1,200,000
Industrial Development Authority of the City of Phoenix, (Mayo Clinic), Revenue Bonds, Series B, 0.020%, VRD	400,000	400,000

		1,600,000

California—2.4%
California Municipal Finance Authority, (Chevron USA—Recovery Zone), Revenue Bonds 0.020%, VRD	350,000	350,000
City of Irvine, (Assessment District No.03-19), Series A, 0.030%, VRD	200,000	200,000
City of Irvine, (Reassessment District No. 85-7A) 0.030%, VRD	7,494,000	7,494,000
Irvine Ranch Water District, Series A, 0.030%, VRD	1,300,000	1,300,000
Los Angeles Department of Water & Power System, Refunding, Revenue Bonds, Subseries A-3, 0.030%, VRD	400,000	400,000
Southern California Public Power Authority, Refunding, Revenue Bonds, Series A-20, 0.030%, VRD	2,000,000	2,000,000
State of California, GO Bonds, Series A-1, 0.020%, VRD	6,645,000	6,645,000
Series A3, 0.020%, VRD	1,000,000	1,000,000

		19,389,000

Colorado—0.4%
City & County of Denver, Refunding, Certificates of Participation, Series A1, 0.030%, VRD	1,500,000	1,500,000

	Face amount	Value
Municipal bonds—(continued)
Colorado—0.4%
Colorado Health Facilities Authority, (Children’s Hospital), Refunding, Revenue Bonds 0.070%, VRD	$2,000,000	$2,000,000

		3,500,000

District of Columbia—1.3%
District of Columbia Water & Sewer Authority Subordinate Lien, Revenue Bonds, Subseries B-2, 0.060%, VRD	11,000,000	11,000,000

Florida—0.3%
Hillsborough County Industrial Development Authority, (BayCare Health System), Refunding, Revenue Bonds, Series B, 0.040%, VRD	1,800,000	1,800,000
Series C, 0.060%, VRD	400,000	400,000

		2,200,000

Illinois—14.9%
Illinois Development Finance Authority, (Chicago Symphony Project), Revenue Bonds 0.070%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority, (Francis W. Parker School Project), Revenue Bonds 0.080%, VRD	19,700,000	19,700,000
Illinois Finance Authority, (Elmhurst Memorial Healthcare), Revenue Bonds, Series D, 0.070%, VRD	10,000,000	10,000,000
Illinois Finance Authority, (Gift of Hope Donor Project), Revenue Bonds 0.070%, VRD	9,640,000	9,640,000
Illinois Finance Authority, (Hospital Sisters Services), Refunding, Revenue Bonds, Series G, 0.070%, VRD	8,300,000	8,300,000
Illinois Finance Authority, (OSF Healthcare System), Refunding, Revenue Bonds, Series B, 0.020%, VRD	1,210,000	1,210,000
Series C, 0.030%, VRD	6,600,000	6,600,000
Illinois Finance Authority, (Steppenwolf Theatre), Revenue Bonds 0.090%, VRD	6,815,000	6,815,000
0.090%, VRD	8,450,000	8,450,000
Illinois Finance Authority, (University of Chicago), Refunding, Revenue Bonds, Series C, 0.050%, VRD	24,600,000	24,600,000
Illinois Finance Authority, (University of Chicago), Revenue Bonds, Series B, 0.050%, VRD	13,734,000	13,734,000

		121,549,000

59

Tax-Free Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Municipal bonds—(continued)
Indiana—7.0%
Indiana Finance Authority, (Duke Energy Indiana Project), Refunding, Revenue Bonds, Series A-5, 0.040%, VRD	$29,520,000	$29,520,000
Indiana Finance Authority, (Trinity Health), Refunding, Revenue Bonds, Series D-1, 0.060%, VRD	27,700,000	27,700,000

		57,220,000

Maryland—0.1%
Maryland Economic Development Corp., (Howard Hughes Medical), Revenue Bonds, Series A, 0.060%, VRD	1,180,000	1,180,000

Massachusetts—1.4%
Massachusetts Health & Educational Facilities Authority, (Harvard University), Revenue Bonds 0.010%, VRD	500,000	500,000
Massachusetts Health & Educational Facilities Authority, (Partners Healthcare Systems), Revenue Bonds, Series F3, 0.050%, VRD	5,725,000	5,725,000
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue bonds, Series A-1, 0.050%, VRD	5,255,000	5,255,000

		11,480,000

Michigan—0.2%
Green Lake Township Economic Development Corp., (Interlochen Center Project), Refunding, Revenue Bonds 0.020%, VRD	1,700,000	1,700,000

Mississippi—4.3%
County of Jackson MS, (Chevron USA, Inc. Project), Refunding, Revenue Bonds 0.030%, VRD	600,000	600,000
Mississippi Business Finance Corp., (Chevron USA), Revenue Bonds, Series A, 0.030%, VRD	775,000	775,000
Series B, 0.030%, VRD	4,905,000	4,905,000
Series C, 0.030%, VRD	2,630,000	2,630,000
Series D, 0.030%, VRD	550,000	550,000
Series G, 0.030%, VRD	1,990,000	1,990,000
Mississippi Business Finance Corp., (Chevron USA, Inc. Project), Revenue Bonds, Series A, 0.030%, VRD	1,135,000	1,135,000

	Face amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Series B, 0.030%, VRD	$950,000	$950,000
Series B, 0.030%, VRD	1,550,000	1,550,000
Series C, 0.030%, VRD	900,000	900,000
Series C, 0.030%, VRD	1,475,000	1,475,000
Series E, 0.030%, VRD	1,300,000	1,300,000
Series E, 0.030%, VRD	1,400,000	1,400,000
Series F, 0.030%, VRD	4,175,000	4,175,000
Series G, 0.030%, VRD	1,535,000	1,535,000
Mississippi Business Finance Corp., (Chevron USA, Inc.), Revenue Bonds, Series G, 0.030%, VRD	2,795,000	2,795,000
Series H, 0.030%, VRD	1,425,000	1,425,000
Series I, 0.030%, VRD	2,100,000	2,100,000
Series K, 0.030%, VRD	2,155,000	2,155,000
Series L, 0.030%, VRD	400,000	400,000
Mississippi Development Bank, (Jackson County Industrial Water System), Revenue Bonds 0.030%, VRD	700,000	700,000

		35,445,000

Missouri—2.3%
Health & Educational Facilities Authority of the State of Missouri, (Ascension Health), Revenue Bonds,
Series C-3, 0.060%, VRD	10,000,000	10,000,000
Series C-5, 0.040%, VRD	3,675,000	3,675,000
Health & Educational Facilities Authority of the State of Missouri, (St. Louis University), Revenue Bonds, Series B-1, 0.030%, VRD	3,500,000	3,500,000
Health & Educational Facilities Authority of the State of Missouri, (Washington University), Revenue Bonds, Series C, 0.030%, VRD	1,700,000	1,700,000

		18,875,000

Nebraska—1.4%
Douglas County Hospital Authority No. 2, (Health Facilities for Children), Refunding, Revenue Bonds, Series A, 0.040%, VRD	5,750,000	5,750,000

60

Tax-Free Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Municipal bonds—(continued)
Nebraska—(concluded)
Hospital Authority No. 1 of Lancaster County, (Bryanlgh Medical Center), Refunding, Revenue Bonds, Series B-1, 0.040%, VRD	$5,305,000	$5,305,000

		11,055,000

New Hampshire—0.0%†
New Hampshire Health and Education Facilities Authority Act, (Dartmouth College), Revenue Bonds 0.060%, VRD	275,000	275,000

New Jersey—1.0%
Industrial Pollution Control Financing Authority of Union County, (Exxon Project), Refunding, Revenue Bonds 0.030%, VRD	8,000,000	8,000,000

New York—18.0%
City of New York, GO Bonds,
Subseries B-3, 0.060%, VRD	8,300,000	8,300,000
Subseries D-4, 0.040%, VRD	10,305,000	10,305,000
Subseries L-4, 0.040%, VRD	3,870,000	3,870,000
Dutchess County Industrial Development Agency, (Marist College), Revenue Bonds, Series A, 0.060%, VRD	2,830,000	2,830,000
New York City Housing Development Corp., Revenue Bonds, Series A, 0.050%, VRD	600,000	600,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A-4, 0.050%, VRD	34,430,000	34,430,000
Subseries C-6, 0.080%, VRD	3,000,000	3,000,000
New York City Water & Sewer System, Revenue Bonds,
Series BB-1, 0.050%, VRD	2,400,000	2,400,000
Series BB-5, 0.030%, VRD	8,700,000	8,700,000
Series DD-2, 0.020%, VRD	2,950,000	2,950,000
New York State Dormitory Authority, (Rockefeller University), Revenue Bonds, Series A, 0.050%, VRD	34,745,000	34,745,000
New York State Energy Research & Development Authority, (Consolidated Edison), Revenue Bonds, Subseries A-1, 0.060%, VRD	3,000,000	3,000,000
New York State Urban Development Corp., Refunding, Revenue Bonds, Series A-5, 0.050%, VRD	3,575,000	3,575,000

	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds,
Series 2005B-4C, 0.040%, VRD	$11,900,000	$11,900,000
Series F, 0.030%, VRD	6,275,000	6,275,000
Subseries B-3, 0.040%, VRD	4,945,000	4,945,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series A, 0.060%, VRD	5,000,000	5,000,000

		146,825,000

North Carolina—0.1%
Charlotte-Mecklenburg Hospital Authority, (Carolinas), Revenue Bonds, AGM, Series E, 0.040%, VRD	500,000	500,000

Ohio—4.8%
Akron Bath Copley Joint Township Hospital District, (Summa Health Obligated Group), Revenue Bonds,
Series A-R, 0.060%, VRD	9,800,000	9,800,000
Series B-R, 0.060%, VRD	840,000	840,000
County of Montgomery OH, (Premier Health Partners Obligated), Refunding, Revenue Bonds, Series C, 0.040%, VRD	2,150,000	2,150,000
State of Ohio, (Cleveland Clinic Health System), Revenue Bonds,
Series D-1, 0.050%, VRD	3,170,000	3,170,000
Series F, 0.040%, VRD	13,125,000	13,125,000
State of Ohio, GO Bonds, Series D, 0.050%, VRD	9,690,000	9,690,000

		38,775,000

Oregon—1.8%
Oregon State Facilities Authority, (PeaceHealth), Refunding, Revenue Bonds, Series A, 0.040%, VRD	14,300,000	14,300,000

Pennsylvania—5.3%
Allegheny County Higher Education Building Authority, (Carnegie Mellon University), Refunding, Revenue Bonds, Series C, 0.030%, VRD	11,175,000	11,175,000
Allegheny County Industrial Development Authority, (Education Center Watson), Revenue Bonds 0.070%, VRD	9,600,000	9,600,000

61

Tax-Free Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—(concluded)
Allegheny County Industrial Development Authority, (Watson Institute Friendship), Revenue Bonds 0.090%, VRD	$14,045,000	$14,045,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 0.050%, VRD	5,500,000	5,500,000
Philadelphia Authority for Industrial Development, Refunding, Revenue Bonds, Series B-2, 0.060%, VRD	2,600,000	2,600,000

		42,920,000

Rhode Island—0.1%
Rhode Island Health and Educational Building Corp., (New England Institute), Refunding, Revenue Bonds 0.100%, VRD	840,000	840,000

Tennessee—1.6%
Greeneville Health & Educational Facilities Board, (Ballad Health), Revenue Bonds, Series B, 0.060%, VRD	100,000	100,000
Montgomery County Public Building Authority, Revenue Bonds 0.060%, VRD	3,600,000	3,600,000
0.060%, VRD	9,300,000	9,300,000

		13,000,000

Texas—10.8%
City of Austin TX Water & Wastewater System, Refunding, Revenue Bonds 0.070%, VRD	9,785,000	9,785,000
Harris County Cultural Education Facilities Finance Corp., (Methodist Hospital), Refunding, Revenue Bonds, Series B, 0.020%, VRD	23,350,000	23,350,000
Harris County Health Facilities Development Corp., (Methodist Hospital System), Refunding, Revenue Bonds,
Series A-1, 0.020%, VRD	5,200,000	5,200,000
Series A-2, 0.020%, VRD	510,000	510,000
Harris County Hospital District Senior lien, Refunding, Revenue Bonds 0.070%, VRD	8,115,000	8,115,000
Houston Utility System, Refunding First lien, Revenue Bonds, Series B-4, 0.060%, VRD	3,500,000	3,500,000
Lower Neches Valley Authority Industrial Development Corp., (ExxonMobil Project), Refunding, Revenue Bonds
0.030%, VRD	5,630,000	5,630,000
Series A, 0.030%, VRD	4,400,000	4,400,000

	Face amount	Value
Municipal bonds—(continued)
Texas—(continued)
Lower Neches Valley Authority Industrial Development Corp., (ExxonMobil), Refunding, Revenue Bonds, Subseries A-3, 0.030%, VRD	$100,000	$100,000
Lower Neches Valley Authority Industrial Development Corp., (ExxonMobil), Revenue Bonds 0.030%, VRD	6,850,000	6,850,000
State of Texas, Revenue Notes 4.000%, due 08/26/21	20,000,000	20,236,360

		87,676,360

Utah—2.4%
City of Murray UT, (IHC Health Services, Inc.), Revenue Bonds,
Series C, 0.020%, VRD	19,055,000	19,055,000
Series D, 0.020%, VRD	165,000	165,000

		19,220,000

Virginia—2.4%
Loudoun County Economic Development Authority, (Howard Hughes Medical), Revenue Bonds,
Series D, 0.070%, VRD	14,055,000	14,055,000
Series F, 0.060%, VRD	5,150,000	5,150,000

		19,205,000

Washington—1.1%
Port of Tacoma WA Subordinate Lien, Revenue Bonds, Series B, 0.060%, VRD	9,400,000	9,400,000

Wisconsin—2.0%
Public Finance Authority, (WakeMed), Revenue Bonds,
Series B, 0.060%, VRD	7,900,000	7,900,000
Series C, 0.040%, VRD	5,350,000	5,350,000
Wisconsin Health & Educational Facilities Authority, (Marshfield Clinic Health), Revenue Bonds, Series A, 0.040%, VRD	3,115,000	3,115,000

		16,365,000
Total municipal bonds (cost—$734,074,360)		734,074,360

Tax-exempt commercial paper—9.8%
Maryland—0.7%
Montgomery County 0.130%, due 06/01/21	5,500,000	5,500,000

Minnesota—1.2%
Rochester Minnesota Health Care Facilities Revenue 0.120%, due 05/19/21	10,000,000	10,000,000

62

Tax-Free Master Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Tax-exempt commercial paper—(concluded)
Ohio—2.5%
Ohio State Higher Education 0.090%, due 06/01/21	$5,000,000	$5,000,000
0.140%, due 06/17/21	10,000,000	10,000,000
0.140%, due 06/17/21	5,000,000	5,000,000

		20,000,000

Texas—5.4%
Lower Colorado River Authority 0.160%, due 06/04/21	17,659,000	17,659,000
University of Texas 0.120%, due 05/17/21	25,000,000	25,000,000
0.120%, due 05/21/21	1,350,000	1,350,000

		44,009,000
Total tax-exempt commercial paper (cost—$79,509,000)		79,509,000
Total investments (cost—$813,583,360 which approximates cost for federal income tax purposes)—99.9%		813,583,360

Other assets in excess of liabilities—0.1%		642,089
Net assets—100.0%		$814,225,449

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$734,074,360	$—	$734,074,360
Tax-exempt commercial paper	—	79,509,000	—	79,509,000
Total	$—	$813,583,360	$—	$813,583,360

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnote

†	Amount represents less than 0.05% or (0.05)%.

63

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
GO	General Obligation
LIBOR	London Interbank Offered Rate
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2021 and reset periodically.

See accompanying notes to financial statements.

64

Master Trust

Statement of assets and liabilities

April 30, 2021

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$7,286,160,781	$471,749,303	$6,881,582,494	$23,914,692,958	$3,815,131,935	$813,583,360
Repurchase agreements	1,535,000,000	138,000,000	2,019,000,000	9,026,500,000	648,400,000	—

Investments, at value
Investments	7,286,737,882	471,771,915	6,881,582,494	23,914,692,958	3,815,131,935	813,583,360
Repurchase agreements	1,535,000,000	138,000,000	2,019,000,000	9,026,500,000	648,400,000	—
Cash	939,689	702,852	584,512	18,794,976	764,689	—
Receivable for investments sold	—	—	—	—	—	5,475,100
Receivable for interest	1,198,537	16,497	1,146,466	4,701,713	479,506	585,640
Receivable from affiliate	—	16,826	—	—	—	—
Total assets	8,823,876,108	610,508,090	8,902,313,472	32,964,689,647	4,464,776,130	819,644,100

Liabilities:
Payable for investments purchased	—	—	78,994,624	288,305,380	14,995,017	—
Payable to affiliate	766,979	—	625,992	1,193,304	373,692	31,412
Payable to custodian	—	—	—	—	—	5,387,239
Total liabilities	766,979	—	79,620,616	289,498,684	15,368,709	5,418,651
Net assets, at value	$8,823,109,129	$610,508,090	$8,822,692,856	$32,675,190,963	$4,449,407,421	$814,225,449

See accompanying notes to financial statements.

65

Master Trust

Statement of operations

For the year ended April 30, 2021

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$38,778,654	$575,115	$22,936,144	$57,010,752	$18,758,190	$1,759,465
Expenses:
Investment advisory and administration fees	13,324,595	310,387	11,774,671	30,811,390	6,339,573	1,322,871
Trustees’ fees and expenses	62,381	14,172	54,292	131,596	34,735	17,494
Total expenses	13,386,976	324,559	11,828,963	30,942,986	6,374,308	1,340,365
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(324,559)	(101,870)	(3,072,061)	—	(178,964)
Net expenses	13,386,976	—	11,727,093	27,870,925	6,374,308	1,161,401
Net investment income (loss)	25,391,678	575,115	11,209,051	29,139,827	12,383,882	598,064
Net realized gain (loss)	(1,170)	1,551	256,465	(2)	13,975	—
Net change in unrealized appreciation (depreciation)	(3,287,110)	(24,570)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$22,103,398	$552,096	$11,465,516	$29,139,825	$12,397,857	$598,064

See accompanying notes to financial statements.

66

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$25,391,678	$353,385,726
Net realized gain (loss)	(1,170)	112,142
Net change in unrealized appreciation (depreciation)	(3,287,110)	3,093,263
Net increase (decrease) in net assets resulting from operations	22,103,398	356,591,131
Net increase (decrease) in net assets from beneficial interest transactions	(7,719,748,147)	385,003,117
Net increase (decrease) in net assets	(7,697,644,749)	741,594,248
Net assets:

Beginning of year	16,520,753,878	15,779,159,630
End of year	$8,823,109,129	$16,520,753,878

	ESG Prime Master Fund
	For the year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
From operations:

Net investment income (loss)	$575,115	$134,921
Net realized gain (loss)	1,551	—
Net change in unrealized appreciation (depreciation)	(24,570)	47,182
Net increase (decrease) in net assets resulting from operations	552,096	182,103
Net increase (decrease) in net assets from beneficial interest transactions	536,344,294	73,429,597
Net increase (decrease) in net assets	536,896,390	73,611,700
Net assets:

Beginning of period	73,611,700	—
End of period	$610,508,090	$73,611,700

[1]	Commencement of operations.

	Government Master Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$11,209,051	$240,863,481
Net realized gain (loss)	256,465	481,629
Net increase (decrease) in net assets resulting from operations	11,465,516	241,345,110
Net increase (decrease) in net assets from beneficial interest transactions	(8,951,448,030)	3,242,842,988
Net increase (decrease) in net assets	(8,939,982,514)	3,484,188,098
Net assets:

Beginning of year	17,762,675,370	14,278,487,272
End of year	$8,822,692,856	$17,762,675,370

See accompanying notes to financial statements.

67

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$29,139,827	$320,151,196
Net realized gain (loss)	(2)	19,268
Net increase (decrease) in net assets resulting from operations	29,139,825	320,170,464
Net increase (decrease) in net assets from beneficial interest transactions	(2,157,669,635)	17,260,860,340
Net increase (decrease) in net assets	(2,128,529,810)	17,581,030,804
Net assets:

Beginning of year	34,803,720,773	17,222,689,969
End of year	$32,675,190,963	$34,803,720,773

	Prime CNAV Master Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$12,383,882	$119,652,912
Net realized gain (loss)	13,975	73,339
Net increase (decrease) in net assets resulting from operations	12,397,857	119,726,251
Net increase (decrease) in net assets from beneficial interest transactions	(3,058,221,326)	2,493,874,372
Net increase (decrease) in net assets	(3,045,823,469)	2,613,600,623
Net assets:

Beginning of year	7,495,230,890	4,881,630,267
End of year	$4,449,407,421	$7,495,230,890

	Tax-Free Master Fund
	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$598,064	$27,659,945
Net increase (decrease) in net assets resulting from operations	598,064	27,659,945
Net increase (decrease) in net assets from beneficial interest transactions	(1,759,955,281)	269,819,731
Net increase (decrease) in net assets	(1,759,357,217)	297,479,676
Net assets:

Beginning of year	2,573,582,666	2,276,102,990
End of year	$814,225,449	$2,573,582,666

See accompanying notes to financial statements.

68

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.08%	0.09%
Net investment income (loss)	0.19%	1.90%	2.32%	1.41%	0.52%
Supplemental data:
Total investment return[1]	0.15%	1.92%	2.31%	1.38%	0.64%
Net assets, end of year (000’s)	$8,823,109	$16,520,754	$15,779,160	$7,775,651	$3,161,118

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

69

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%[2]
Expenses after fee waivers	—%	0.00%[2]
Net investment income (loss)	0.18%	1.24%[2]
Supplemental data:
Total investment return[3]	0.22%	0.47%
Net assets, end of period (000’s)	$610,508	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

70

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,				For the period from June 24, 2016[1] to April 30, 2017
	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.08%[2]
Net investment income (loss)	0.09%	1.75%	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	0.08%	1.74%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$8,822,693	$17,762,675	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

71

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.09%	1.56%	2.07%	1.08%	0.39%
Supplemental data:
Total investment return[1]	0.08%	1.70%	2.10%	1.08%	0.38%
Net assets, end of year (000’s)	$32,675,191	$34,803,721	$17,222,690	$18,029,945	$18,194,995

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

72

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.19%	1.83%	2.29%	1.34%	0.66%
Supplemental data:
Total investment return[1]	0.17%	1.90%	2.27%	1.32%	0.62%
Net assets, end of year (000’s)	$4,449,407	$7,495,231	$4,881,630	$2,370,336	$1,336,158

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

73

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.04%	1.19%	1.35%	0.93%	0.50%
Supplemental data:
Total investment return[1]	0.04%	1.23%	1.38%	0.91%	0.46%
Net assets, end of year (000’s)	$814,225	$2,573,583	$2,276,103	$3,327,962	$2,317,734

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

74

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the implications, if any, of the additional requirements and the impact on the Master Funds’ financial statements.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

75

Master Trust

Notes to financial statements

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the

76

Master Trust

Notes to financial statements

event that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the period ended April 30, 2021, the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

77

Master Trust

Notes to financial statements

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Fund’s performance or NAV. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. Dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of a Master Fund’s investments. The extent of the impact to the financial performance of a Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

78

Master Trust

Notes to financial statements

At April 30, 2021, each Master Fund owed to or was owed by UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to/(owed by) UBS AM
Prime Master Fund	$766,979
ESG Prime Master Fund	(16,826)
Government Master Fund	625,992
Treasury Master Fund	1,193,304
Prime CNAV Master Fund	373,692
Tax-Free Master Fund	31,412

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

In addition, UBS AM may voluntarily undertake to waive fees in the event that feeder fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended April 30, 2021, UBS AM voluntarily waived the below amount, which is not subject to future recoupment:

Fund	Amount waived by UBS AM
Government Master Fund	$101,870
Treasury Master Fund	3,072,061
Tax-Free Master Fund	178,964

UBS AM will voluntarily waive its 0.10% management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.10% until July 31, 2021. For the period ended April 30, 2021, UBS AM voluntarily waived $324,559 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being deemed an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended April 30, 2021, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
ESG Prime Master Fund	—
Government Master Fund	—
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	47,300,000

79

Master Trust

Notes to financial statements

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2021	2020
Contributions	$9,072,253,790	$27,421,906,839
Withdrawals	(16,792,001,937)	(27,036,903,722)
Net increase (decrease) in beneficial interest	$(7,719,748,147)	$385,003,117

ESG Prime Master Fund

	For the year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
Contributions	$1,132,688,561	$120,503,658
Withdrawals	(596,344,267)	(47,074,061)
Net increase (decrease) in beneficial interest	$536,344,294	$73,429,597

[1]	Commencement of operations.

Government Master Fund

	For the years ended April 30,
	2021	2020
Contributions	$47,491,220,565	$46,835,779,003
Withdrawals	(56,442,668,595)	(43,592,936,015)
Net increase (decrease) in beneficial interest	$(8,951,448,030)	$3,242,842,988

Treasury Master Fund

	For the years ended April 30,
	2021	2020
Contributions	$54,430,506,105	$57,434,681,322
Withdrawals	(56,588,175,740)	(40,173,820,982)
Net increase (decrease) in beneficial interest	$(2,157,669,635)	$17,260,860,340

80

Master Trust

Notes to financial statements

Prime CNAV Master Fund

	For the years ended April 30,
	2021	2020
Contributions	$5,114,679,407	$8,693,256,696
Withdrawals	(8,172,900,733)	(6,199,382,324)
Net increase (decrease) in beneficial interest	$(3,058,221,326)	$2,493,874,372

Tax-Free Master Fund

	For the years ended April 30,
	2021	2020
Contributions	$402,602,443	$3,125,085,366
Withdrawals	(2,162,557,724)	(2,855,265,635)
Net increase (decrease) in beneficial interest	$(1,759,955,281)	$269,819,731

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$600,450
Gross unrealized depreciation	(23,349)
Net unrealized appreciation	$577,101

ESG Prime Master Fund

Gross unrealized appreciation	$25,360
Gross unrealized depreciation	(2,748)
Net unrealized appreciation	$22,612

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2021, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period April 30, 2021, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2021, and since inception for ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

81

Master Trust

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2021, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2021, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund Prime CNAV Master Fund	For the year ended April 30, 2021	For each of the two years in the period ended April 30, 2021	For each of the five years in the period ended April 30, 2021
Government Master Fund	For the year ended April 30, 2021	For each of the two years in the period ended April 30, 2021	For each of the four years in the period ended April 30, 2021 and the period from June 24, 2016 (commencement of operations) through April 30, 2017
ESG Prime Master Fund	For the year ended April 30, 2021	For the year ended April 30, 2021 and the period from January 15, 2020 (commencement of operations) through April 30, 2020	For the year ended April 30, 2021 and the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as

82

Master Trust

Report of independent registered public accounting firm

evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2021

83

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

84

UBS Preferred Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees the Funds’ operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 79 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 8 investment companies (consisting of 48 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

85

UBS Preferred Funds

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 80 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee) and the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 74 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 81 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice- president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).
Heather R. Higgins; 61 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

86

UBS Preferred Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 53	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM— Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 42	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of fund accounting—US (previously named product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 43	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until March 2020), and portfolio manager (since 2015) at UBS AM— Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 64	Vice President	Since 1999	Mr. Gerry is a managing director and head of municipal strategy of UBS AM—Americas region (prior to which he was co-head of municipal investments (from 2017 until June 2020; head from 2001 to 2017)). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 57	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal fixed income team (since June 2020; formerly co-head from 2017 until June 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 63	Vice President and Assistant Secretary	Since 2004 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and senior legal counsel (since 2019 to present) (prior to which he was Interim Head of Asia Pacific Legal (March 2020-March 2021), Interim Head of Compliance and Operational Risk Control (from June 2019 through September 2019) and general counsel of UBS AM—Americas region (from 2004-2019)). He has been secretary of UBS AM— Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[2]; 53	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of fund accounting—US (since November 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 through October 2020) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM— Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.

87

UBS Preferred Funds

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Igor Lasun[2]; 42	President	Since 2018	Mr. Lasun is a managing director (since March 2021) (prior to which he was an executive director (from 2018 until February 2021)) and head of fund development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 6 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 43	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[4]; 61	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 10 investment companies (consisting of 62 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 47	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 55	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 36	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since 2017) and also with UBS AM— Americas region since 2015. Mr. Stacey is a vice president and assistant secretary of 6 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 37	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 59	Vice President and Secretary	Since 1998 (Vice President) and since 2019 (Secretary)	Mr. Weller is an executive director (since 2005) and deputy general counsel (since 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
[4]	This person’s business address is 787 Seventh Avenue, New York, New York 10019.

88

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares in the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2021. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1126

UBS Ultra Short Income Fund

Annual Report  |  April 30, 2021

UBS Ultra Short Income Fund

June 10, 2021

Dear Shareholder,

We present you with the annual report for UBS Ultra Short Income Fund (the “Fund”) for the twelve months ended April 30, 2021 (the “reporting period”).

Performance

For the 12 months ended April 30, 2021, Class A shares of UBS Ultra Short Income Fund returned 0.82%, while Class P shares returned 0.92% and Class I shares returned 0.84% (in each case after fee waivers/expense reimbursements). For comparison purposes, the ICE BofA US 3-Month Treasury Bill Index (the “Index”) returned 0.11%. (Returns for all share classes over various time periods are shown on page 3; please note that the Fund’s returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of Fund shares, while index returns do not reflect the deduction of fees and expenses.)

An interview with the Portfolio Management Team

Q.	How would you describe the economic environment during the reporting period?
A.	The COVID-19 pandemic triggered a severe economic contraction, followed by a rebound as the reporting period progressed. In the US, the US Commerce Department reported that gross domestic product (“GDP”) declined at a 31.4% seasonally adjusted annualized rate during the second quarter of 2020—the steepest quarterly decline on record. With parts of the economy reopening, third quarter annualized GDP growth was 33.4%, the largest quarterly increase on record. The economy continued to expand, as fourth quarter annualized GDP growth was 4.3%. Finally, according to the Commerce Department’s initial estimate, first quarter 2021 annualized GDP growth was 6.4%.

Q.	How did the Federal Reserve (“Fed”) react to the economic environment?
A.

The Fed maintained its highly accommodative monetary policy, as the central bank kept the federal funds rate in a range between 0.00% and 0.25%. At its meeting in September 2020, the median dot on the Fed’s dot plot indicated that rates could stay anchored near zero through 2023. While inflation edged higher later in the period, in March 2021 Fed Chairman Jerome Powell said, “Long term, we think that the inflation dynamics we’ve seen around the world for a quarter of a century are essentially intact... and we think those dynamics haven’t gone away overnight and won’t.” At a press conference after the Fed’s April 2021 meeting, Chair Powell said, “Readings on inflation have increased and are likely to rise somewhat further before moderating... we are also likely to see upward pressure on prices from the rebound in spending as the economy continues to reopen, particularly if supply bottlenecks limit how quickly production can respond in the near term. However, these one-time increases in prices are likely to have only transitory effects on inflation.”

Q.	What factors impacted the Fund’s performance during the reporting period?
A.

The Fund’s allocation to the credit-related sectors (i.e., corporate bonds, asset-backed securities and commercial paper) continued to be the main driver of performance versus the benchmark. Corporate credit spreads and asset-backed security spreads narrowed during the reporting period and also provided good incremental yield relative to the benchmark in the low interest rate environment. (The yield spread or credit spread is the difference between the quoted rates of return on two different investments, usually of different credit qualities but similar maturities.)

Q.	How was the Fund’s portfolio positioned at the end of the reporting period?
A.	The Fund’s largest exposures were in corporate bonds, commercial paper and asset-backed securities. It also had modest allocations to mortgage-backed securities and certificates of deposit.

UBS Ultra Short Income Fund

Investment Objective:

To provide current income while seeking to maintain low volatility of principal

Portfolio Managers:

Scott Dolan

David G. Rothweiler

Robert Sabatino

David J. Walczak

UBS Asset Management

(Americas) Inc.

Commencement:

Class A—May 29, 2018

Class P—May 29, 2018

Class I—May 29, 2018

Dividend payments:

Monthly

1

UBS Ultra Short Income Fund

Q.	What factors do you believe will affect the Fund over the coming months?
A.

With the rollout of the COVID-19 vaccines, we anticipate a return to more normal economic activity as the year progresses. However, the path could be uneven due to new virus strains. We expect the Fed to remain accommodative. In this environment, we anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President UBS Ultra Short Income Fund Managing Director UBS Asset Management (Americas) Inc.

David G. Rothweiler Portfolio Manager UBS Ultra Short Income Fund Executive Director UBS Asset Management (Americas) Inc.	Scott Dolan Portfolio Manager UBS Ultra Short Income Fund Managing Director UBS Asset Management (Americas) Inc.

David J. Walczak Portfolio Manager UBS Ultra Short Income Fund Executive Director UBS Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager UBS Ultra Short Income Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12-month period ended April 30, 2021. The views and opinions in the letter were current as of June 10, 2021. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Ultra Short Income Fund

Average annual total returns for periods ended 04/30/21 (unaudited)

	1 year	Inception¹
Class A	0.82%	1.58%
Class P	0.92	1.65
Class I	0.84	1.64
ICE BofA US 3-Month Treasury Bill Index[2]	0.11	1.43

The annualized gross and net expense ratios, respectively, for each class of shares as in the August 28, 2020 prospectuses were as follows: Class A—0.45% and 0.35%; Class P—0.36% and 0.25%; and Class I—0.35% and 0.23%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The fund and UBS Asset Management (Americas) Inc. (“UBS AM”) have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fee and/or reimburse expenses so that the fund’s ordinary total operating expenses of each class through August 31, 2020 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed 0.35% for Class A; 0.25% for Class P; and 0.23% for Class I. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund’s expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund’s board at any time and also will terminate automatically upon the expiration or termination of the fund’s advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

[1]	Inception date of Class A, Class P and Class I shares of UBS Ultra Short Income Fund was May 29, 2018.
[2]

ICE BofA US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

3

UBS Ultra Short Income Fund

Illustration of an assumed investment of $10,000 in Class A shares, $5,000,000 in Class P shares, and $10,000,000 in Class I shares (unaudited)

The following three graphs depict the performance of UBS Ultra Short Income Fund Class A, Class P, and Class I shares versus the ICE BofA US 3-Month Treasury Bill Index from May 29, 2018, which is the inception date of the three classes, through April 30, 2021. Class P shares held through advisory programs may be subject to a program fee, which if included, would have reduced performance. The performance provided does not reflect the deduction of taxes that a shareholder could pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. Share price and returns will vary with market conditions; investors may realize a gain or loss upon redemption. It is important to note that the Fund is a professionally managed portfolio while the index is not available for investment and is unmanaged. The comparison is shown for illustration purposes only.

UBS Ultra Short Income Fund Class A vs. ICE BofA US 3-Month Treasury Bill Index

Wealth value with dividends reinvested. Initial investment for Class A Shares as of May 29, 2018 = $10,000

UBS Ultra Short Income Fund Class P vs. ICE BofA US 3-Month Treasury Bill Index

Wealth value with dividends reinvested. Initial investment for Class P Shares as of May 29, 2018 = $5,000,000

4

UBS Ultra Short Income Fund

UBS Ultra Short Income Fund Class I vs. ICE BofA US 3-Month Treasury Bill Index

Wealth value with dividends reinvested. Initial investment for Class I Shares as of May 29, 2018 = $10,000,000

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

5

UBS Ultra Short Income Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, 12b-1 service fees (Class A shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2020 to April 30, 2021.

Actual expenses

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, sales charges (loads), redemption fees or exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

6

UBS Ultra Short Income Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2020	Ending account value April 30, 2021	Expenses paid during period 11/01/20 to 04/30/21[1]	Expense ratio during the period

Class A
Actual	$1,000.00	$1,000.10	$1.74	0.35%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.06	1.76	0.35

Class P
Actual	$1,000.00	$1,000.60	$1.24	0.25%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.56	1.25	0.25

Class I
Actual	$1,000.00	$999.70	$1.14	0.23%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.65	1.15	0.23

[1]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

7

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2021 (unaudited)

Top ten holdings[1]	Percentage of net assets
Energy Transfer Partners LP, 0.406% due 05/03/21	2.4%

General Motors Financial Co., Inc., 0.360% due 05/10/21	1.6

BPCE SA, 3.000% due 05/22/22	1.6

Goldman Sachs Group, Inc., 5.750% due 01/24/22	1.5

AbbVie, Inc., 3.450% due 03/15/22	1.5

Nissan Auto Lease Trust, 2.780% due 07/15/24	1.3

Wells Fargo & Co., 2.100% due 07/26/21	1.3

Ford Credit Auto Lease Trust, 3.250% due 07/15/22	1.1

Credit Agricole SA, 3.375% due 01/10/22	1.1

Ford Credit Floorplan Master Owner Trust, 2.420% due 09/15/24	1.1
Total	14.5%

Top five issuer breakdown by country or territory of origin[1]	Percentage of net assets
United States	77.0%
France	5.9
Japan	4.2
Germany	2.9
Australia	2.3
Total	92.3%

Asset allocation[1]	Percentage of net assets
Corporate bonds	41.1%
Commercial paper	29.9
Asset-backed securities	25.4
Mortgage-backed securities	2.7
Certificates of deposit	1.4
Short-term investments	0.0 †
Cash equivalents and liabilities in excess of other assets	(0.5)
Total	100.0%

†	Amount represents less than 0.05% or (0.05)%.
[1]	The Portfolio is actively managed and its composition will vary over time.

8

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Asset-backed securities—25.4%
Ally Auto Receivables Trust,
Series 2017-5, Class A4, 2.220%, due 10/17/22	$4,723,776	$4,734,294
BMW Vehicle Lease Trust,
Series 2019-1, Class A4, 2.920%, due 08/22/22	4,227,362	4,241,421
BMW Vehicle Owner Trust,
Series 2018-A, Class A4, 2.510%, due 06/25/24	3,366,486	3,400,218
Canadian Pacer Auto Receivables Trust,
Series 2018-2A, Class A3, 3.270%, due 12/19/22[1]	795,619	802,961
CCG Receivables Trust,
Series 2018-2, Class A2, 3.090%, due 12/15/25[1]	719,289	723,619
Series 2019-1, Class A2, 2.800%, due 09/14/26[1]	1,707,621	1,728,432
Chesapeake Funding II LLC,
Series 2018-1A, Class A1, 3.040%, due 04/15/30[1]	7,364,816	7,402,855
Series 2018-2A, Class A1, 3.230%, due 08/15/30[1]	1,201,499	1,215,363
Series 2019-1A, Class A1, 2.940%, due 04/15/31[1]	2,182,757	2,212,763
Series 2019-2A, Class A1, 1.950%, due 09/15/31[1]	2,667,595	2,698,658
CNH Equipment Trust,
Series 2017-B, Class A4, 2.170%, due 04/17/23	8,221,452	8,237,989
Daimler Trucks Retail Trust,
Series 2019-1, Class A3, 2.770%, due 08/15/22[1]	906,185	913,362
Dell Equipment Finance Trust,
Series 2018-1, Class B, 3.340%, due 06/22/23[1]	797,638	799,040
Series 2019-1, Class A3, 2.830%, due 03/22/24[1]	23,308,148	23,506,241
Discover Card Execution Note Trust,
Series 2018-A5, Class A5, 3.320%, due 03/15/24	10,820,000	10,945,814
DLL LLC,
Series 2018-1, Class A4, 3.270%, due 04/17/26[1]	1,171,671	1,184,708
Series 2018-ST2, Class A3, 3.460%, due 01/20/22[1]	177,598	177,846
Series 2018-ST2, Class A4, 3.590%, due 06/20/24[1]	13,543,000	13,664,944
Series 2019-DA1, Class A3, 2.890%, due 04/20/23[1]	3,985,631	4,028,394
Series 2019-DA1, Class A4, 2.920%, due 04/20/27[1]	24,485,000	25,303,896
Series 2019-MA2, Class A3, 2.340%, due 09/20/23[1]	14,707,383	14,867,751
Series 2019-MT3, Class A2, 2.130%, due 01/20/22[1]	375,460	375,843
Series 2019-MT3, Class A3, 2.080%, due 02/21/23[1]	29,045,000	29,310,175

	Face amount	Value
Asset-backed securities—(continued)
Series 2019-MT3, Class A4, 2.150%, due 09/21/26[1]	$3,000,000	$3,069,156
Enterprise Fleet Financing LLC,
Series 2018-1, Class A3, 3.100%, due 10/20/23[1]	1,961,411	1,969,572
Series 2018-2, Class A2, 3.140%, due 02/20/24[1]	4,614,024	4,629,824
Series 2018-2, Class A3, 3.340%, due 02/20/24[1]	2,135,000	2,184,369
Series 2018-3, Class A2, 3.380%, due 05/20/24[1]	8,403,689	8,461,585
Series 2018-3, Class A3, 3.550%, due 05/20/24[1]	16,520,000	17,051,443
Series 2019-1, Class A2, 2.980%, due 10/20/24[1]	5,549,786	5,603,956
Series 2019-2, Class A2, 2.290%, due 02/20/25[1]	9,896,709	10,056,758
Series 2019-3, Class A2, 2.060%, due 05/20/25[1]	24,612,719	24,957,607
Series 2020-1, Class A2, 1.780%, due 12/22/25[1]	15,878,306	16,095,998
Series 2020-2, Class A2, 0.610%, due 07/20/26[1]	2,185,000	2,190,344
Ford Credit Auto Lease Trust,
Series 2019-A, Class B, 3.250%, due 07/15/22	38,180,000	38,451,506
Series 2020-B, Class C, 1.700%, due 02/15/25	8,750,000	8,927,943
Ford Credit Auto Owner Trust,
Series 2016-2, Class A, 2.030%, due 12/15/27[1]	12,000,000	12,025,744
Series 2017-1, Class A, 2.620%, due 08/15/28[1]	21,485,000	21,891,208
Series 2017-2, Class A, 2.360%, due 03/15/29[1]	22,500,000	23,126,431
Series 2017-2, Class B, 2.600%, due 03/15/29[1]	11,926,000	12,272,423
Series 2019-A, Class A3, 2.780%, due 09/15/23	9,201,574	9,321,246
Ford Credit Floorplan Master Owner Trust,
Series 2018-1, Class A1, 2.950%, due 05/15/23	10,670,000	10,680,741
Series 2019-3, Class A1, 2.230%, due 09/15/24	10,000,000	10,264,750
Series 2019-3, Class B, 2.420%, due 09/15/24	34,918,000	35,826,804
GM Financial Automobile Leasing Trust,
Series 2019-2, Class B, 2.890%, due 03/20/23	3,000,000	3,030,986
Series 2019-2, Class C, 3.120%, due 03/20/23	2,000,000	2,026,958
Series 2020-2, Class A2A, 0.710%, due 10/20/22	2,607,888	2,613,710
GM Financial Consumer Automobile Receivables Trust,
Series 2017-3A, Class A4, 2.130%, due 03/16/23[1]	5,431,088	5,450,060
Series 2018-2, Class A3, 2.810%, due 12/16/22	2,348,307	2,364,980

9

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Asset-backed securities—(continued)
Series 2019-1, Class A3, 2.970%, due 11/16/23	$1,482,745	$1,501,471
Series 2020-2, Class A2A, 1.500%, due 03/16/23	2,185,192	2,191,404
GMF Floorplan Owner Revolving Trust,
Series 2019-1, Class A, 2.700%, due 04/15/24[1]	22,200,000	22,714,736
Series 2019-1, Class B, 2.860%, due 04/15/24[1]	1,000,000	1,024,733
GreatAmerica Leasing Receivables Funding LLC,
Series 2018-1, Class A4, 2.830%, due 06/17/24[1]	5,310,186	5,350,541
Series 2019-1, Class A4, 3.210%, due 02/18/25[1]	1,667,000	1,728,796
Honda Auto Receivables Owner Trust,
Series 2018-1I, Class A4, 2.830%, due 05/15/24	2,629,000	2,642,899
Series 2018-4, Class A3, 3.160%, due 01/17/23	1,201,033	1,215,598
Hyundai Auto Lease Securitization Trust,
Series 2019-A, Class A4, 3.050%, due 12/15/22[1]	3,470,000	3,491,874
Series 2019-B, Class A3, 2.040%, due 08/15/22[1]	1,875,851	1,884,710
Series 2019-B, Class B, 2.130%, due 11/15/23[1]	11,884,000	12,032,580
Hyundai Auto Receivables Trust,
Series 2019-A, Class A3, 2.660%, due 06/15/23	10,783,743	10,915,644
John Deere Owner Trust,
Series 2018-B, Class A3, 3.080%, due 11/15/22	1,994,084	2,007,325
Kubota Credit Owner Trust,
Series 2018-1A, Class A3, 3.100%, due 08/15/22[1]	1,656,276	1,666,941
Series 2018-1A, Class A4, 3.210%, due 01/15/25[1]	9,100,000	9,272,353
Series 2019-1A, Class A2, 2.490%, due 06/15/22[1]	513,299	514,546
Series 2019-1A, Class A3, 2.460%, due 10/16/23[1]	2,870,000	2,926,775
MMAF Equipment Finance LLC,
Series 2014-AA, Class A5, 2.330%, due 12/08/25[1]	2,986,963	3,016,077
Series 2016-AA, Class A4, 1.760%, due 01/17/23[1]	507,397	509,122
Series 2017-AA, Class A5, 2.680%, due 07/16/27[1]	3,000,000	3,074,944
Series 2017-B, Class A3, 2.210%, due 10/17/22[1]	3,069,493	3,074,441
Series 2017-B, Class A4, 2.410%, due 11/15/24[1]	3,595,000	3,642,627
Series 2018-A, Class A3, 3.200%, due 09/12/22[1]	681,549	685,633
Series 2019-B, Class A2, 2.070%, due 10/12/22[1]	3,315,112	3,335,589

	Face amount	Value
Asset-backed securities—(continued)
Nissan Auto Lease Trust,
Series 2019-A, Class A3, 2.760%, due 03/15/22	$648,699	$650,967
Series 2019-A, Class A4, 2.780%, due 07/15/24	43,000,000	43,318,187
Series 2019-B, Class A3, 2.270%, due 07/15/22	1,976,759	1,985,370
Series 2020-A, Class A4, 1.880%, due 04/15/25	4,500,000	4,579,612
Nissan Auto Receivables Owner Trust,
Series 2017-C, Class A4, 2.280%, due 02/15/24	1,624,392	1,636,767
Series 2018-B, Class A3, 3.060%, due 03/15/23	710,251	718,152
Series 2018-C, Class A3, 3.220%, due 06/15/23	2,770,692	2,811,871
Series 2019-A, Class A3, 2.900%, due 10/16/23	6,281,711	6,370,810
Series 2019-C, Class A2A, 1.970%, due 09/15/22	2,176,025	2,180,620
Series 2020-A, Class A2, 1.450%, due 12/15/22	1,784,809	1,790,666
Santander Consumer Auto Receivables Trust,
Series 2020-AA, Class A, 1.370%, due 10/15/24[1]	3,209,080	3,233,957
Santander Retail Auto Lease Trust,
Series 2019-A, Class A3, 2.770%, due 06/20/22[1]	3,324,969	3,348,654
Series 2019-A, Class C, 3.300%, due 05/22/23[1]	10,890,000	11,116,598
Series 2019-C, Class B, 2.170%, due 11/20/23[1]	7,995,000	8,174,385
Series 2020-A, Class A3, 1.740%, due 07/20/23[1]	25,000,000	25,442,682
Securitized Term Auto Receivables Trust,
Series 2019-1A, Class A3, 2.986%, due 02/27/23[1]	4,186,026	4,233,218
Synchrony Credit Card Master Note Trust,
Series 2017-2, Class B, 2.820%, due 10/15/25	14,917,808	15,420,032
Tesla Auto Lease Trust,
Series 2018-B, Class B, 4.120%, due 10/20/21[1]	4,000,000	4,034,001
Series 2020-A, Class A2, 0.550%, due 05/22/23[1]	9,443,628	9,458,106
Toyota Auto Receivables Owner Trust,
Series 2018-B, Class A3, 2.960%, due 09/15/22	1,615,874	1,625,435
Series 2018-D, Class A3, 3.180%, due 03/15/23	8,936,931	9,044,682
Series 2019-A, Class A3, 2.910%, due 07/17/23	2,908,765	2,951,481
USAA Auto Owner Trust,
Series 2019-1, Class A3, 2.160%, due 07/17/23	13,618,249	13,705,670
Verizon Owner Trust,
Series 2018-1A, Class B, 3.050%, due 09/20/22[1]	9,235,000	9,268,519

10

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Asset-backed securities—(concluded)
Series 2018-A, Class B, 3.380%, due 04/20/23	$6,700,000	$6,845,677
Series 2019-B, Class A1A, 2.330%, due 12/20/23	1,556,000	1,577,985
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A, 2.030%, due 04/15/25	10,039,000	10,060,035
Series 2018-B, Class A, 3.460%, due 07/15/25	4,452,000	4,504,928
Series 2018-C, Class A, 3.550%, due 08/15/25	12,549,000	12,726,486
Series 2019-A, Class A, 3.140%, due 12/15/25	20,800,000	21,263,827
Series 2019-B, Class A, 2.490%, due 04/15/26	21,500,000	22,030,517
Series 2019-B, Class M, 3.040%, due 04/15/26	3,705,000	3,795,252
Series 2019-C, Class M, 2.710%, due 07/15/26	16,180,000	16,611,360
World Omni Auto Receivables Trust,
Series 2017-A, Class B, 2.380%, due 02/15/24	5,635,000	5,648,215
Series 2018-B, Class A3, 2.870%, due 07/17/23	1,008,904	1,018,304
Series 2018-C, Class A3, 3.130%, due 11/15/23	1,563,987	1,584,065
Series 2018-C, Class A4, 3.270%, due 09/16/24	2,610,000	2,694,751
Series 2018-D, Class A3, 3.330%, due 04/15/24	914,733	930,518
World Omni Automobile Lease Securitization Trust,
Series 2018-B, Class A4, 3.300%, due 03/15/24	1,901,042	1,903,511
Total asset-backed securities (cost—$855,962,668)		857,739,921

Certificates of deposit—1.4%
DNB Bank ASA
3 mo. USD LIBOR + 0.290%, 0.473%, due 12/10/21[2]	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp.
3 mo. USD LIBOR + 0.345%, 0.539%, due 05/14/21[2]	15,000,000	15,000,021
3 mo. USD LIBOR + 0.380%, 0.568%, due 10/12/21[2]	6,500,000	6,500,516
Total certificates of deposit (cost—$46,500,537)		46,500,537

Commercial paper[3]—29.9%
American Honda Finance Corp. 0.243%, due 07/08/21	23,491,000	23,480,351
AT&T, Inc.
0.376%, due 10/20/21	15,000,000	14,973,483
0.387%, due 11/18/21	25,000,000	24,946,958
0.275%, due 06/15/21	10,000,000	9,996,563
0.300%, due 07/13/21	5,000,000	4,996,958
0.330%, due 08/17/21	10,000,000	9,990,100
0.340%, due 09/21/21	8,000,000	7,989,196

	Face amount	Value
Commercial paper[3]—(continued)
0.350%, due 09/21/21	$4,000,000	$3,994,439
0.380%, due 11/16/21	15,000,000	14,968,492
0.400%, due 12/14/21	3,000,000	2,992,433
Banco Santander SA 0.280%, due 07/06/21	25,000,000	24,987,167
Barton Capital SA 0.250%, due 07/06/21	4,500,000	4,497,938
BP Capital Markets PLC 0.295%, due 06/01/21	25,000,000	24,993,757
BPCE SA 0.300%, due 08/03/21	9,500,000	9,492,558
0.320%, due 06/21/21	11,500,000	11,494,787
Cigna Corp. 0.304%, due 07/13/21	20,000,000	19,987,833
Credit Suisse AG 0.260%, due 05/28/21	15,000,000	14,997,075
Dow Chemical Co. 0.183%, due 05/12/21	17,000,000	16,999,080
Ei Dupont 0.183%, due 12/01/21	25,000,000	24,955,417
Enel Finance America 0.407%, due 03/03/22	15,000,000	14,949,000
0.407%, due 03/09/22	15,000,000	14,948,000
0.407%, due 04/01/22	15,000,000	14,944,167
0.407%, due 04/13/22	10,000,000	9,961,444
0.350%, due 10/06/21	17,050,000	17,023,809
Energy Transfer Partners LP 0.406%, due 05/03/21	80,000,000	79,998,222
ENI Finance USA, Inc.
0.264%, due 05/11/21	15,000,000	14,998,917
0.264%, due 05/24/21	5,000,000	4,999,169
0.254%, due 05/26/21	10,000,000	9,998,264
0.325%, due 07/08/21	10,000,000	9,993,956
0.315%, due 07/12/21	10,000,000	9,993,800
0.264%, due 07/15/21	15,000,000	14,991,875
0.274%, due 08/23/21	15,000,000	14,987,175
General Motors Financial Co., Inc. 0.457%, due 07/06/21	10,000,000	9,991,750
0.360%, due 05/10/21	55,000,000	54,995,050
0.450%, due 07/26/21	10,000,000	9,989,250
Glencore Funding LLC 0.335%, due 06/21/21	10,000,000	9,995,325
0.356%, due 07/29/21	10,000,000	9,991,347
0.310%, due 06/28/21	15,400,000	15,392,309
0.320%, due 06/07/21	10,000,000	9,996,711
0.320%, due 06/28/21	15,000,000	14,992,267
0.350%, due 07/12/21	15,000,000	14,989,500
Humana, Inc. 0.304%, due 07/23/21	24,000,000	23,983,400
0.304%, due 07/26/21	25,000,000	24,982,083
Hyundai Capital America 0.264%, due 06/09/21	5,000,000	4,998,592
0.315%, due 06/21/21	9,000,000	8,996,048
0.294%, due 08/23/21	20,000,000	19,981,633
0.300%, due 04/06/22	13,893,000	13,853,637
0.310%, due 06/21/21	20,000,000	19,991,217
0.320%, due 02/03/22	21,400,000	21,347,118

11

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Commercial paper[3]—(concluded)
Schlumberger Holdings Corp. 0.479%, due 08/02/21	$15,000,000	$14,981,787
Shell International Finance BV 0.519%, due 05/17/21	15,000,000	14,996,600
0.210%, due 07/08/21	4,500,000	4,498,215
0.400%, due 07/12/21	15,000,000	14,988,000
0.500%, due 05/25/21	6,000,000	5,998,000
Societe Generale SA 0.325%, due 08/18/21	30,000,000	29,970,933
0.285%, due 12/29/21	25,000,000	24,952,944
0.285%, due 01/11/22	15,000,000	14,970,250
Volkswagen Credit, Inc. 0.325%, due 01/10/22	10,000,000	9,977,422
0.336%, due 03/01/22	10,000,000	9,972,133
Volkswagen Group of America Finance LLC 0.420%, due 08/06/21	15,000,000	14,983,025
0.440%, due 08/06/21	15,000,000	14,982,217
0.500%, due 11/10/21	4,000,000	3,989,278
Walt Disney Co. 0.290%, due 08/16/21	12,000,000	11,989,657
0.310%, due 07/15/21	15,000,000	14,990,312
0.350%, due 05/17/21	10,000,000	9,998,444
Total commercial paper (cost—$1,007,106,046)		1,007,228,837

Corporate bonds—41.1%
Auto manufacturers—5.0%
American Honda Finance Corp.
3 mo. USD LIBOR + 0.350%, 0.527%, due 06/11/21[2]	3,000,000	3,001,228
3 mo. USD LIBOR + 0.350%, 0.545%, due 11/05/21[2]	10,035,000	10,050,302
3.375%, due 12/10/21	20,000,000	20,377,797
BMW US Capital LLC
3 mo. USD LIBOR + 0.500%, 0.698%, due 08/13/21[1,2]	8,080,000	8,091,163
Daimler Finance North America LLC
3 mo. USD LIBOR + 0.550%, 0.742%, due 05/04/21[1,2]	350,000	350,000
3 mo. USD LIBOR + 0.670%, 0.865%, due 11/05/21[1,2]	4,500,000	4,512,697
3 mo. USD LIBOR + 0.880%, 1.062%, due 02/22/22[1,2]	9,750,000	9,814,935
2.000%, due 07/06/21[1]	15,225,000	15,270,650
2.200%, due 10/30/21[1]	25,000,000	25,231,612
2.850%, due 01/06/22[1]	11,525,000	11,717,221
3.400%, due 02/22/22[1]	14,682,000	15,037,588
Nissan Motor Acceptance Corp.
3 mo. USD LIBOR + 0.630%, 0.817%, due 09/21/21[1,2]	2,500,000	2,502,408
PACCAR Financial Corp.
3 mo. USD LIBOR + 0.260%, 0.455%, due 05/10/21[2]	500,000	500,025
Toyota Motor Corp. 2.157%, due 07/02/22	4,425,000	4,521,386

	Face amount	Value
Corporate bonds—(continued)
Auto manufacturers—(concluded)
Toyota Motor Credit Corp.
3 mo. USD LIBOR + 0.125%, 0.319%, due 08/13/21[2]	$5,090,000	$5,091,160
3 mo. USD LIBOR + 0.690%, 0.878%, due 01/11/22[2]	4,000,000	4,017,164
Volkswagen Group of America Finance LLC
3 mo. USD LIBOR + 0.860%, 1.051%, due 09/24/21[1,2]	7,000,000	7,021,716
3 mo. USD LIBOR + 0.940%, 1.141%, due 11/12/21[1,2]	7,000,000	7,030,089
2.900%, due 05/13/22[1]	15,519,000	15,908,609

		170,047,750

Banks—23.2%
ABN AMRO Bank N.V.
3 mo. USD LIBOR + 0.570%, 0.760%, due 08/27/21[1,2]	20,120,000	20,152,393
3.400%, due 08/27/21[1]	5,909,000	5,967,822
ANZ New Zealand International Ltd.
3 mo. USD LIBOR + 1.010%, 1.194%, due 07/28/21[1,2]	14,175,000	14,206,829
Australia & New Zealand Banking Group Ltd.
3 mo. USD LIBOR + 0.460%, 0.652%, due 05/17/21[1,2]	2,300,000	2,300,421
3 mo. USD LIBOR + 0.990%, 1.181%, due 06/01/21[1,2]	1,250,000	1,250,955
Bank of Montreal MTN
3 mo. USD LIBOR + 0.790%, 0.980%, due 08/27/21[2]	6,013,000	6,027,861
BNP Paribas SA 2.950%, due 05/23/22[1]	18,070,000	18,562,595
BPCE SA 3.000%, due 05/22/22[1]	52,600,000	54,062,653
Citigroup, Inc.
3 mo. USD LIBOR + 1.070%, 1.246%, due 12/08/21[2]	16,099,000	16,184,147
3 mo. USD LIBOR + 1.190%, 1.392%, due 08/02/21[2]	2,000,000	2,005,598
2.350%, due 08/02/21	10,011,000	10,062,957
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.700%, 0.883%, due 03/10/22[1,2]	14,800,000	14,876,460
3 mo. USD LIBOR + 0.830%, 1.006%, due 09/06/21[1,2]	6,250,000	6,267,581
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.830%, 1.018%, due 01/10/22[2]	2,150,000	2,162,292
Credit Agricole SA 2.375%, due 07/01/21[1]	8,000,000	8,027,076
3.375%, due 01/10/22[1]	35,983,000	36,728,832
Credit Suisse AG
SOFR + 0.450%, 0.470%, due 02/04/22[2]	4,750,000	4,747,911
DNB Bank ASA
3 mo. USD LIBOR + 1.070%, 1.258%, due 06/02/21[1,2]	4,600,000	4,604,038

12

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
Fifth Third Bank NA
3 mo. USD LIBOR + 0.440%, 0.616%, due 07/26/21[2]	$2,315,000	$2,316,481
Goldman Sachs Group, Inc. 5.250%, due 07/27/21	16,895,000	17,089,799
5.750%, due 01/24/22	49,820,000	51,782,533
ING Groep N.V. 3.150%, due 03/29/22	20,632,000	21,155,025
Macquarie Bank Ltd.
3 mo. USD LIBOR + 0.450%, 0.626%, due 11/24/21[1,2]	15,000,000	15,028,266
3 mo. USD LIBOR + 0.450%, 0.643%, due 08/06/21[1,2]	4,000,000	4,004,202
Mitsubishi UFJ Financial Group, Inc.
3 mo. USD LIBOR + 0.650%, 0.826%, due 07/26/21[2]	8,571,000	8,582,422
3 mo. USD LIBOR + 0.920%, 1.102%, due 02/22/22[2]	10,285,000	10,352,518
3 mo. USD LIBOR + 1.060%, 1.244%, due 09/13/21[2]	6,769,000	6,792,461
2.190%, due 09/13/21	31,286,000	31,501,669
2.665%, due 07/25/22	20,000,000	20,547,246
Mizuho Financial Group, Inc.
3 mo. USD LIBOR + 0.940%, 1.130%, due 02/28/22[2]	4,630,000	4,660,717
3 mo. USD LIBOR + 1.140%, 1.324%, due 09/13/21[2]	27,921,000	28,035,447
2.953%, due 02/28/22	8,382,000	8,566,020
Morgan Stanley
SOFR + 0.700%, 0.710%, due 01/20/23[2]	8,515,000	8,531,866
2.625%, due 11/17/21	7,000,000	7,088,737
2.750%, due 05/19/22	21,000,000	21,540,863
5.500%, due 07/28/21	24,367,000	24,665,008
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.580%, 0.767%, due 09/20/21[1,2]	3,850,000	3,857,824
3 mo. USD LIBOR + 0.710%, 0.902%, due 11/04/21[1,2]	8,350,000	8,378,246
3 mo. USD LIBOR + 1.000%, 1.188%, due 07/12/21[1,2]	4,800,000	4,809,033
Nordea Bank Abp
3 mo. USD LIBOR + 0.990%, 1.180%, due 05/27/21[1,2]	3,450,000	3,452,240
Royal Bank of Canada
3 mo. USD LIBOR + 0.350%, 0.547%, due 07/08/21[2]	20,000,000	20,011,194
3 mo. USD LIBOR + 0.730%, 0.935%, due 02/01/22[2]	7,143,000	7,177,760
Santander UK Group Holdings PLC
2.875%, due 08/05/21	3,180,000	3,200,988
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.430%, 0.622%, due 05/17/21[1,2]	11,450,000	11,451,698
1.875%, due 09/13/21	5,558,000	5,592,029

	Face amount	Value
Corporate bonds—(continued)
Banks—(concluded)
Sumitomo Mitsui Financial Group, Inc.
3 mo. USD LIBOR + 1.140%, 1.330%, due 10/19/21[2]	$11,086,000	$11,139,960
2.058%, due 07/14/21	5,222,000	5,241,149
Svenska Handelsbanken AB
3 mo. USD LIBOR + 0.470%, 0.646%, due 05/24/21[2]	14,520,000	14,523,840
1.875%, due 09/07/21	10,930,000	10,992,925
Toronto-Dominion Bank
3 mo. USD LIBOR + 0.300%, 0.486%, due 07/30/21[2]	15,000,000	15,008,600
SOFR + 0.480%, 0.490%, due 01/27/23[2]	9,475,000	9,518,585
US Bancorp
3 mo. USD LIBOR + 0.640%, 0.816%, due 01/24/22[2]	18,216,000	18,294,117
US Bank N.A.
3 mo. USD LIBOR + 0.180%, 0.366%, due 01/21/22[2]	14,000,000	14,011,340
Wells Fargo & Co.
3 mo. USD LIBOR + 1.025%, 1.201%, due 07/26/21[2]	25,704,000	25,759,626
2.100%, due 07/26/21	42,266,000	42,450,280
3.500%, due 03/08/22	5,022,000	5,158,888
Westpac Banking Corp.
3 mo. USD LIBOR + 0.850%, 1.031%, due 08/19/21[2]	15,599,000	15,636,401
3 mo. USD LIBOR + 0.850%, 1.038%, due 01/11/22[2]	6,000,000	6,033,094
3 mo. USD LIBOR + 1.000%, 1.194%, due 05/13/21[2]	100,000	100,026

		782,239,544

Computers—0.7%
International Business Machines Corp.
3 mo. USD LIBOR + 0.400%, 0.594%, due 05/13/21[2]	23,725,000	23,727,503

Diversified financial services—2.0%
American Express Co.
2.750%, due 05/20/22	19,795,000	20,272,835
3.700%, due 11/05/21	10,415,000	10,569,689
Capital One Financial Corp.
3.050%, due 03/09/22	20,000,000	20,419,858
4.750%, due 07/15/21	17,096,000	17,248,496

		68,510,878

Electric—1.6%
Duke Energy Corp. 3.550%, due 09/15/21	5,335,000	5,355,028
Duke Energy Florida LLC
3 mo. USD LIBOR + 0.250%, 0.440%, due 11/26/21[2]	5,000,000	5,003,604
National Rural Utilities Cooperative Finance Corp.
3 mo. USD LIBOR + 0.375%, 0.574%, due 06/30/21[2]	5,925,000	5,928,408

13

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Corporate bonds—(continued)
Electric—(concluded)
NextEra Energy Capital Holdings, Inc.
3 mo. USD LIBOR + 0.480%, 0.672%, due 05/04/21[2]	$2,600,000	$2,600,000
3 mo. USD LIBOR + 0.720%, 0.908%, due 02/25/22[2]	5,000,000	5,021,972
2.403%, due 09/01/21	25,000,000	25,176,260
2.900%, due 04/01/22	6,398,000	6,550,085

		55,635,357

Gas—0.2%
CenterPoint Energy Resources Corp. 0.700%, due 03/02/23	5,000,000	5,003,035

Insurance—1.4%
Jackson National Life Global Funding
3 mo. USD LIBOR + 0.480%, 0.657%, due 06/11/21[1,2]	5,760,000	5,762,494
Lincoln National Corp. 4.200%, due 03/15/22	26,238,000	27,152,777
New York Life Global Funding
3 mo. USD LIBOR + 0.280%, 0.466%, due 01/21/22[1,2]	15,425,000	15,450,448

		48,365,719

Machinery-construction & mining—0.7%
Caterpillar Financial Services Corp.
3 mo. USD LIBOR + 0.280%, 0.456%, due 09/07/21[2]	9,185,000	9,191,628
3 mo. USD LIBOR + 0.390%, 0.582%, due 05/17/21[2]	5,500,000	5,500,888
2.650%, due 05/17/21	7,500,000	7,506,841

		22,199,357

Machinery-diversified—0.2%
John Deere Capital Corp.
3 mo. USD LIBOR + 0.260%, 0.443%, due 09/10/21[2]	2,371,000	2,372,929
3 mo. USD LIBOR + 0.400%, 0.576%, due 06/07/21[2]	4,000,000	4,001,539

		6,374,468

Miscellaneous manufacturers—0.1%
Siemens Financieringsmaatschappij N.V.
3 mo. USD LIBOR + 0.610%, 0.800%, due 03/16/22[1,2]	2,300,000	2,312,013

Oil & gas—0.6%
BP Capital Markets America, Inc. 3.245%, due 05/06/22	10,000,000	10,303,597
Phillips 66 4.300%, due 04/01/22	9,306,000	9,635,756

		19,939,353

Pharmaceuticals—2.5%
AbbVie, Inc.
3 mo. USD LIBOR + 0.350%, 0.532%, due 05/21/21[2]	9,000,000	9,001,191

	Face amount	Value
Corporate bonds—(concluded)
Pharmaceuticals—(concluded)
3 mo. USD LIBOR + 0.460%, 0.641%, due 11/19/21[2]	$11,287,000	$11,302,765
3.450%, due 03/15/22	48,997,000	50,045,005
CVS Health Corp. 2.125%, due 06/01/21	15,200,000	15,207,904

		85,556,865

Pipelines—0.6%
Enterprise Products Operating LLC 4.050%, due 02/15/22	20,000,000	20,574,586

Retail—0.9%
Home Depot, Inc.
3 mo. USD LIBOR + 0.310%, 0.501%, due 03/01/22[2]	1,325,000	1,328,074
McDonald’s Corp.
3 mo. USD LIBOR + 0.430%, 0.614%, due 10/28/21[2]	13,600,000	13,623,934
3.625%, due 05/20/21	16,174,000	16,198,996

		31,151,004

Software—1.1%
Oracle Corp. 1.900%, due 09/15/21	10,000,000	10,046,709
2.500%, due 05/15/22	26,300,000	26,800,702

		36,847,411

Telecommunications—0.3%
Verizon Communications, Inc.
3 mo. USD LIBOR + 1.000%, 1.190%, due 03/16/22[2]	9,300,000	9,371,691
Total corporate bonds (cost—$1,387,169,493)		1,387,856,534

Mortgage-backed securities—2.7%
Angel Oak Mortgage Trust,
Series 2020-R1, Class A1, 0.990%, due 04/25/53[1,2]	14,653,434	14,674,255
Series 2021-1, Class A1, 0.909%, due 01/25/66[1,2]	11,520,529	11,487,962
Angel Oak Mortgage Trust LLC,
Series 2020-5, Class A1, 1.373%, due 05/25/65[1,2]	8,559,228	8,599,065
COLT Funding LLC,
Series 2021-3R, Class A1, 1.051%, due 12/25/64[1,2]	7,500,000	7,499,913
COLT Mortgage Pass-Through Certificates,
Series 2021-1R, Class A1, 0.857%, due 05/25/65[1,2]	2,401,759	2,396,776
Deephaven Residential Mortgage Trust,
Series 2021-1, Class A1, 0.715%, due 05/25/65[1,2]	3,290,170	3,289,825
GS Mortgage Backed Securities,
Series 2021-NQM1, Class A1, 1.017%, due 07/25/61[1,2]	6,000,000	5,999,896
MFA Trust,
Series 2020-NQM3, Class A1, 1.014%, due 01/26/65[1,2]	1,193,331	1,195,949

14

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2021

	Face amount	Value
Mortgage-backed securities—(concluded)
Series 2021-NQM1, Class A1, 1.153%, due 04/25/65[1,2]	$3,298,079	$3,298,107
Verus Securitization Trust,
Series 2019-2, Class A1, 3.211%, due 05/25/59[1,2]	8,386,936	8,402,915
Series 2021-1, Class A1, 0.815%, due 01/25/66[1,2]	5,678,304	5,654,444
Series 2021-2, Class A1, 1.031%, due 02/25/66[1,2]	2,000,000	2,003,867
Series 2021-R1, Class A1, 0.820%, due 10/25/63[1,2]	13,375,617	13,328,429
Series 2021-R2, Class A1, 0.918%, due 02/25/64[1,2]	3,989,679	4,000,401
Total mortgage-backed securities (cost—$91,961,378)		91,831,804

	Number of shares	Value
Short-term investments—0.0%†
Investment companies—0.0%†
State Street Institutional U.S. Government Money Market Fund, 0.030%[4] (cost—$975,901)	975,901	$975,901
Total investments (cost—$3,389,676,023)—100.5%		3,392,133,534

Liabilities in excess of other assets—(0.5)%		(15,929,586)
Net assets—100.0%		$3,376,203,948

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$857,739,921	$—	$857,739,921
Certificates of deposit	—	46,500,537	—	46,500,537
Commercial paper	—	1,007,228,837	—	1,007,228,837
Corporate bonds	—	1,387,856,534	—	1,387,856,534
Mortgage-backed securities	—	91,831,804	—	91,831,804
Short-term investments	—	975,901	—	975,901
Total	$—	$3,392,133,534	$—	$3,392,133,534

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $936,045,078, represented 27.7% of the Fund’s net assets at period end.

[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[4]	Rates shown reflect yield at April 30, 2021.

Portfolio acronyms

SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate

See accompanying notes to financial statements.

15

UBS Ultra Short Income Fund

Statement of assets and liabilities

April 30, 2021

Assets:
Investments, at value (cost—$3,389,676,023)	$3,392,133,534
Cash	4,573,967
Receivable for fund shares sold	7,220,809
Receivable for interest	8,674,100
Other assets	52,159
Total assets	3,412,654,569

Liabilities:
Payable for investments purchased	18,064,812
Payable for fund shares redeemed	17,243,841
Dividends payable to shareholders	86,209
Payable to affiliate	653,874
Payable to custodian	182,831
Accrued expenses and other liabilities	219,054
Total liabilities	36,450,621
Net assets	$3,376,203,948

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$3,385,710,330
Distributable earnings (losses)	(9,506,382)
Net assets	$3,376,203,948

Class A
Net assets	$662,131,337
Shares outstanding	66,255,894
Net asset value and offering price per share	$9.99

Class P
Net assets	$2,218,542,692
Shares outstanding	222,230,265
Net asset value and offering price per share	$9.98

Class I
Net assets	$495,529,919
Shares outstanding	49,698,973
Net asset value and offering price per share	$9.97

See accompanying notes to financial statements.

16

UBS Ultra Short Income Fund

Statement of operations

For the year ended April 30, 2021
Investment income:
Interest	$20,165,767
Securities lending	2,477
Total income	20,168,244
Expenses:
Investment advisory and administration fees	9,101,463
Service fees—Class A	938,256
Transfer agency and related services fees—Class A	73,135
Transfer agency and related services fees—Class P	180,409
Transfer agency and related services fees—Class I	44
Custody and fund accounting fees	257,281
Trustees fees	46,993
Professional services fees	96,830
Printing and shareholder report fees	62,980
Federal and state registration fees	374,773
Insurance expense	20,296
Interest expense	407
Other expenses	118,553
Total expenses	11,271,420
Fee waivers and/or expense reimbursements by advisor and administrator	(2,786,601)
Net expenses	8,484,819
Net investment income (loss)	11,683,425
Net realized gain (loss) on investments	195,182
Net change in unrealized appreciation (depreciation) on investments	11,560,189
Net realized and unrealized gain (loss) from investment activities	11,755,371
Net increase (decrease) in net assets resulting from operations	$23,438,796

See accompanying notes to financial statements.

17

UBS Ultra Short Income Fund

Statement of changes in net assets

	For the years ended April 30,
	2021	2020
From operations:

Net investment income (loss)	$11,683,425	$43,365,776
Net realized gain (loss)	195,182	(10,115,540)
Net change in unrealized appreciation (depreciation)	11,560,189	(9,791,987)
Net increase (decrease) in net assets resulting from operations	23,438,796	23,458,249
Total distributions—Class A	(4,343,302)	(32,191,295)
Total distributions—Class P	(8,511,560)	(11,408,220)
Total distributions—Class I	(718,375)	(14,876)
Total distributions	(13,573,237)	(43,614,391)
From beneficial interest transactions:

Proceeds from shares sold	4,764,547,697	3,152,294,746
Cost of shares redeemed	(3,551,556,042)	(2,580,251,203)
Shares issued on reinvestment of dividends and distributions	11,196,086	37,188,838
Net increase (decrease) in net assets from beneficial interest transactions	1,224,187,741	609,232,381
Net increase (decrease) in net assets	1,234,053,300	589,076,239
Net assets:

Beginning of year	2,142,150,648	1,553,074,409
End of year	$3,376,203,948	$2,142,150,648

See accompanying notes to financial statements.

18

UBS Ultra Short Income Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A
	Years ended April 30,		For the period from May 29, 2018[1] to April 30, 2019
	2021	2020
Net asset value, beginning of period	$9.95	$10.00	$10.00
Net investment income (loss)[2]	0.04	0.20	0.23
Net realized and unrealized gain (loss)	0.04	(0.05)	(0.01)[3]
Net increase (decrease) from operations	0.08	0.15	0.22
Dividends from net investment income	(0.04)	(0.20)	(0.22)
Distributions from net realized gains	(0.00)[7]	—	—
Total dividends and distributions	(0.04)	(0.20)	(0.22)
Net asset value, end of period	$9.99	$9.95	$10.00
Total investment return[4]	0.82%	1.46%	2.35%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.44%[6]	0.45%[6]	0.47%[5,6]
Expenses after fee waivers and/or expense reimbursements	0.35%[6]	0.35%[6]	0.31%[5,6]
Net investment income (loss)	0.41%	2.01%	2.48%[5]
Supplemental data:
Net assets, end of period (000’s)	$662,131	$1,226,267	$1,193,910
Portfolio turnover	64%	53%	12%

Class P
	Years ended April 30,		For the period from May 29, 2018[1] to April 30, 2019
	2021	2020
Net asset value, beginning of period	$9.94	$9.99	$10.00
Net investment income (loss)[2]	0.04	0.20	0.24
Net realized and unrealized gain (loss)	0.05	(0.04)	(0.02)[3]
Net increase (decrease) from operations	0.09	0.16	0.22
Dividends from net investment income	(0.05)	(0.21)	(0.23)
Distributions from net realized gains	(0.00)[7]	—	—
Total dividends and distributions	(0.05)	(0.21)	(0.23)
Net asset value, end of period	$9.98	$9.94	$9.99
Total investment return[4]	0.92%	1.66%	2.24%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.34%[6]	0.36%[6]	0.39%[5,6]
Expenses after fee waivers and/or expense reimbursements	0.25%[6]	0.25%[6]	0.21%[5,6]
Net investment income (loss)	0.38%	2.04%	2.61%[5]
Supplemental data:
Net assets, end of period (000’s)	$2,218,543	$915,463	$358,489
Portfolio turnover	64%	53%	12%

See accompanying notes to financial statements.

19

UBS Ultra Short Income Fund

Financial highlights (concluded)

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class I
	Years ended April 30,		For the period from May 29, 2018[1] to April 30, 2019
	2021	2020
Net asset value, beginning of period	$9.94	$9.99	$10.00
Net investment income (loss)[2]	0.03	0.22	0.22
Net realized and unrealized gain (loss)	0.05	(0.05)	(0.00)[3,7]
Net increase (decrease) from operations	0.08	0.17	0.22
Dividends from net investment income	(0.05)	(0.22)	(0.23)
Distributions from net realized gains	(0.00)[7]	—	—
Total dividends and distributions	(0.05)	(0.22)	(0.23)
Net asset value, end of period	$9.97	$9.94	$9.99
Total investment return[4]	0.84%	1.68%	2.26%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.33%[6]	0.35%[6]	0.38%[5,6]
Expenses after fee waivers and/or expense reimbursements	0.23%[6]	0.23%[6]	0.16%[5,6]
Net investment income (loss)	0.31%	2.25%	2.42%[5]
Supplemental data:
Net assets, end of period (000’s)	$495,530	$421	$675
Portfolio turnover	64%	53%	12%
[1]	Commencement of operations.
[2]	Calculated using the average shares method.
[3]

The amount of net realized and unrealized loss per share does not correspond with the net realized and unrealized gain reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values.

[4]

Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[5]	Annualized.
[6]	Includes interest expense representing less than 0.005%.
[7]	Amount represents less than $0.005 or $(0.005) per share.

See accompanying notes to financial statements.

20

UBS Ultra Short Income Fund

Notes to financial statements

Organization and significant accounting policies

UBS Ultra Short Income Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund currently offers Class A, Class P and Class I shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in ongoing service fees and certain transfer agency and related services expenses and certain fee waiver/expense reimbursement/cap arrangements as discussed further below. All classes of shares have equal voting privileges except that Class A shares have exclusive voting rights with respect to its service plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the implications, if any, of the additional requirements and the impact on the Portfolio’s financial statements.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense are recorded on the ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

21

UBS Ultra Short Income Fund

Notes to financial statements

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Fund’s performance or NAV. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30 , 2023, with the remainder of LIBOR publications to still end at the end of 2021.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining

22

UBS Ultra Short Income Fund

Notes to financial statements

the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

23

UBS Ultra Short Income Fund

Notes to financial statements

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Investments

Asset-backed securities—The Fund may invest in asset-backed securities (“ABS”), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or subadvised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

At April 30, 2021, the Fund was not invested in any repurchase agreements.

Restricted securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the

24

UBS Ultra Short Income Fund

Notes to financial statements

securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s portfolio footnotes.

Investment advisor and administrator fees and other transactions with affiliates

The Board has approved an Investment Advisory and Administration Contract (the “Advisory Contract”), under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund is to pay UBS AM an investment advisory fee and an administration fee, which is to be accrued daily and paid monthly, at the annual rates of 0.20% and 0.10%, respectively, of the Fund’s average daily net assets. At April 30, 2021, UBS AM is owed $598,718 by the Fund, representing investment advisory and administration fees net of fee waivers/expense reimbursements.

UBS AM has contractually undertaken to waive fees/reimburse a portion of the Fund’s expenses, when necessary, to maintain the total annual operating expenses (excluding (1) dividend expense, borrowing costs and interest expense relating to short sales, and (2) expenses related to investments in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses, if any) of Class A, Class P and Class I shares at a level not to exceed 0.35%, 0.25% and 0.23% of average daily net assets, respectively through August 31, 2021. For the period ended April 30, 2021, UBS AM waived $2,786,601 in investment advisory and administration fees. UBS AM may recoup from the Fund any such waived fees/ reimbursed expenses during the following three fiscal years, to the extent that ordinary operating expenses (with certain exclusions such as dividend expense, borrowing costs and interest expense) are otherwise below the applicable expense cap in effect at the time the fees or expenses were waived/reimbursed.

At April 30, 2021, the Fund had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2022	Expires April 30, 2023	Expires April 30, 2024
Class A	$3,359,207	$939,941	$1,554,459	$864,807
Class P	2,625,878	278,721	613,566	1,733,591
Class I	204,737	15,733	801	188,203

For the period ended April 30, 2021, UBS AM did not voluntarily waive any additional fees.

Service plan

UBS Asset Management (US) Inc. (“UBS AM (US)”) is the principal underwriter of the Fund’s shares. The Fund has adopted a service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plan governs payments made for the expenses incurred in the service of Class A shares. The Fund pays UBS AM (US) monthly service fees at an annual rate of 0.10% of the average daily net assets of Class A shares. At April 30, 2021, the Fund owed UBS AM (US) $55,156 for service fees.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund. For the period ended April 30, 2021, UBS Financial Services Inc. received from BNY Mellon, not the Fund, $137,308 of the total transfer agency and related service fees paid by the Fund to BNY Mellon.

25

UBS Ultra Short Income Fund

Notes to financial statements

Securities lending

The Fund may lend securities up to 33 1⁄3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured by cash, U.S. government securities, and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the value of the cash, U.S. government securities, and irrevocable letters of credit securing the loan falls below 100% of the market value for domestic securities, and 103% of the market value for foreign securities, the borrower must provide additional cash, U.S. government securities, and irrevocable letters of credit so that the total value securing the loan returns to at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which is included in the Fund’s Portfolio of investments. State Street Bank and Trust Company serves as the Fund’s lending agent.

At April 30, 2021, the Fund did not have securities out on loan.

Bank line of credit

The Fund participates with other funds managed by UBS AM in a $185 million committed credit facility (the “Committed Credit Facility”) with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund at the request of shareholders and other temporary or emergency purposes.

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. The funds covered by the Committed Credit Facility have agreed to pay commitment fees on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the funds in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds and the other 50% of the allocation is based on utilization.

For the period ended April 30, 2021, the Fund had borrowings as follows:

Average daily amount of borrowing outstanding	Days outstanding	Interest expense	Weighted average annualized interest rate
$4,089,962	3	$407	1.44%

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being deemed an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended April 30, 2021, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $64,122,708. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer, or some other form of compensation. Although the precise

26

UBS Ultra Short Income Fund

Notes to financial statements

amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Purchases and sales of securities

For the period ended April 30, 2021, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $1,792,711,050 and $1,113,360,838, respectively.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

For the year ended April 30, 2021:

			Class A
			Shares	Amount
Shares sold			613,445	$6,136,466
Shares repurchased			(58,024,274)	(579,960,883)
Dividends reinvested			382,940	3,827,292
Net increase (decrease)			(57,027,889)	$(569,997,125)

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	358,287,732	$3,577,584,082	118,304,286	$1,180,827,149
Shares repurchased	(228,866,731)	(2,285,505,566)	(68,702,281)	(686,089,593)
Dividends reinvested	683,300	6,823,909	54,581	544,885
Net increase (decrease)	130,104,301	$1,298,902,425	49,656,586	$495,282,441

For the year ended April 30, 2020:

			Class A
			Shares	Amount
Shares sold			171,262,111	$1,714,377,936
Shares repurchased			(170,111,107)	(1,695,851,631)
Dividends reinvested			2,801,107	28,009,965
Net increase (decrease)			3,952,111	$46,536,270

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	144,032,500	$1,437,676,810	24,000	$240,000
Shares repurchased	(88,693,027)	(883,900,072)	(49,950)	(499,500)
Dividends reinvested	918,595	9,170,557	833	8,316
Net increase (decrease)	56,258,068	$562,947,295	(25,117)	$(251,184)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal years ended April 30, 2021 and April 30, 2020, was ordinary income in the amount of $13,573,237 and $43,614,391, respectively.

27

UBS Ultra Short Income Fund

Notes to financial statements

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2021 were as follows:

Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net Unrealized Appreciation (depreciation)
$3,389,798,814	$2,889,646	$(554,926)	$2,334,720

At April 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
$206,883	$—	$(11,808,848)	$2,334,720	$(239,137)	$(9,506,382)

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2021, the Fund had capital loss carryforwards of $10,565,348 in short-term and $1,243,500 in long-term capital losses.

ASC 740-10 “Income Taxes—Overall” set forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has analyzed and concluded as of April 30, 2021 that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2021, the Fund did not incur any interest or penalties.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes that will be paid by the Fund.

The tax year beginning with the Fund’s inception in May 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

28

UBS Ultra Short Income Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of UBS Ultra Short Income Fund

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities of UBS Ultra Short Income Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), including the portfolio of investments, as of April 30, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from May 29, 2018 (commencement of operations) through April 30, 2019, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and for the period from May 29, 2018 (commencement of operations) to April 30, 2019, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2021

29

UBS Ultra Short Income Fund

Tax information (unaudited)

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $10,183,723 of ordinary income distributions paid as qualified interest income for the fiscal year ended April 30, 2021.

30

UBS Ultra Short Income Fund

General information (unaudited)

Quarterly portfolio schedule

The Fund filed its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s Web site at http://www.sec.gov. Additionally, you may obtain copies of such portfolio holdings schedules for the first and third quarters of each fiscal year from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

31

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by such trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647-1568

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 79 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); since 2017 (Chairman of the Board of Trustees)

Professor Feldberg is Dean

Emeritus and Professor of

Leadership and Ethics at

Columbia Business

School, although on an

extended leave of

absence. He is also a

senior advisor to Morgan

Stanley (financial services)

(since 2005). Professor

Feldberg also served as

President of New York

City Global Partners (an

organization located in

part of the Office of the

Mayor of the City of New

York that promoted

interaction with other

cities around the world

(2007 to 2014). Prior to

2004, he was Dean and

Professor of Management

and Ethics of the

Graduate School of

Business at Columbia

University (since 1989).

From 1992 to 2016,

Professor Feldberg was a

director of Macy’s, Inc.

(operator of department

stores). From 1997 to

2017, Professor Feldberg

was a director of Revlon,

Inc. (cosmetics).

				Professor Feldberg is a director or trustee of 8 investment companies (consisting of 48 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

32

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 80 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee	Since 2005

Mr. Bernikow is retired.

Previously, he was deputy

chief executive officer at

Deloitte & Touche

(international accounting

and consulting firm).

From 2003 to 2017, Mr. Bernikow was

also a director of

Destination XL Group, Inc.

(menswear) (and served as

a member of its

nominating and corporate

governance committee).

Mr. Bernikow is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.

Mr. Bernikow is also a

director of Revlon, Inc.

(cosmetics) (and serves as

the chair of its audit

committee and as the

chair of its compensation

committee) and the lead

director of Mack-Cali

Realty Corporation (real

estate investment trust)

(and serves as the chair of

its audit committee).

Richard R. Burt; 74 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.

Mr. Burt is also a director

of The Central Europe,

Russia and Turkey Fund,

Inc., The European Equity

Fund, Inc., and The New

Germany Fund, Inc. (and

serves as a member of

each such fund’s audit,

nominating and

governance committees).

Bernard H. Garil; 81 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

33

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 61 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

34

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 53	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 42	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of fund accounting—US (previously named product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 43	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until March 2020), and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 64	Vice President	Since 1999	Mr. Gerry is a managing director and head of municipal strategy of UBS AM—Americas region (prior to which he was co-head of municipal investments (from 2017 until June 2020; head from 2001 to 2017)). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 57	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal fixed income team (since June 2020; formerly co-head from 2017 until June 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 63	Vice President and Assistant Secretary	Since 2004 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and senior legal counsel (since 2019) (prior to which he was Interim Head of Asia Pacific Legal (March 2020-March 2021)), Interim Head of Compliance and Operational Risk Control (from June 2019 through September 2019) and general counsel of UBS AM—Americas region (from 2004-2019)). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[2]; 53	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of fund accounting—US (since November 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 through October 2020) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.

35

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Igor Lasun[2]; 42	President	Since 2018	Mr. Lasun is a managing director (since March 2021) (prior to which he was an executive director (from 2018 until February 2021)) and head of fund development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 6 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 43	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2,4]; 61	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 10 investment companies (consisting of 62 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 47	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of two investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 55	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 36	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2015. Mr. Stacey is a vice president and assistant secretary of 6 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 37	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 59	Vice President and Secretary	Since 1998 (Vice President) and since 2019 (Secretary)	Mr. Weller is an executive director (since 2005) and deputy general counsel (since 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 7 investment companies (consisting of 59 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
[4]	This person’s business address is 787 Seventh Avenue, New York, New York 10019.

36

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2021. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1709

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the 1940 Act.).

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended April 30, 2021 and April 30, 2020, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $496,217 and $483,092*, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended April 30, 2021 and April 30, 2020, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $62,964 and $60,102, respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2020 and 2019 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2021 and April 30, 2020, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $207,000 and $175,500, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended April 30, 2021 and April 30, 2020, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e) (1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of September 14, 2016)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit] Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS AM and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS AM and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS AM or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee has delegated its responsibility to pre-approve any such audit and permissible non-audit services not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairperson. All such pre-approvals will be reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after the pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee or the Chairperson will be submitted by both the Fund’s independent auditors and the Fund’s Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with SEC rules on auditor independence. From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM or the Fund’s officers).

1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment advisor or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible. Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS AM and any service providers controlling, controlled by or under common control with UBS AM that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) UBS AM and (c) any entity controlling, controlled by, or under common control with UBS AM that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2021 and April 30, 2020 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2021 and April 30, 2020 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2021 and April 30, 2020 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2021 and April 30, 2020 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2021 and April 30, 2020 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2021 and April 30, 2020 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)

For the fiscal year ended April 30, 2021, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)

For the fiscal years ended April 30, 2021 and April 30, 2020, the aggregate fees billed by E&Y of $596,704 and $412,342, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2021	2020
Covered Services	$269,964	$235,602
Non-Covered Services	326,740	176,740

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable to the registrant.

(j)	Not applicable to the registrant.

* This figure differs from that reported for 2020 in the prior year’s filing due to the Capital Feeders not being billed for work related to the auditor’s consent to the Trust’s annual filing on Form N-1A and annual audit, as those Feeders were liquidated prior to completion of the N-1A and annual audit.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed- End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant’s independent public accountant – Not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Funds

By:	/s/ Igor Lasun
Igor Lasun
President

Date: July 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	July 9, 2021

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	July 9, 2021